UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Matthew A. Wolfe, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-4640

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

QUARTERLY N-Q

SEPTEMBER 30, 2017 *Unaudited*

	INSTITUTIONAL	INVESTOR
TARGET DATE FUNDS		
MyDestination 2015 Fund	GMTYX	GMTZX
MyDestination 2025 Fund	GMWYX	GMWZX
MyDestination 2035 Fund	GMHYX	GMHZX
MyDestination 2045 Fund	GMFYX	GMFZX
MyDestination 2055 Fund	GMGYX	GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund	GCAYX	GFIZX
Balanced Allocation Fund	GBAYX	GGIZX
Growth Allocation Fund	GGRYX	GCOZX
Aggressive Allocation Fund	GAGYX	GGBZX
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund	GIPYX	GIPZX
Global Bond Fund	GGBEX	GGBFX
Strategic Alternatives Fund	GFSYX	GFSZX
Defensive Market Strategies Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Global Real Estate Securities Fund (formerly, Real Estate Securities Fund)	GREYX	GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Index Fund	GIIYX	
International Equity Fund	GIEYX	GIEZX
Emerging Markets Equity Fund	GEMYX	GEMZX

GuideStone™ Funds

Do well. Do right.®

© 2017 GuideStone Financial Resources 151364 10/17

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

INVESTMENT ABBREVIATIONS:

1M	—	1 Month
1Y	—	1 Year
3M	—	3 Month
5Y	—	5 Year
6M	—	6 Month
7D	—	7 Day
ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
BBSW	—	Bank Bill Swap Rate
CDI	—	Crest Depository Interest
CDOR	—	Canadian Dollar Offered Rate
CDX	—	A series of indices that track North American and emerging market credit derivative indices.
CLO	—	Collateralized Loan Obligation
CMBX	—	A group of indices made up of 25 tranches of commercial mortgage-backed securities (CMBS), each with different credit ratings.
CMT	—	Constant Maturity
COF	—	Cost of Funds
CONV	—	Convertible
CORRA	—	Canadian Overnight Repo Rate Average
CVA	—	Dutch Certificate
ETF	—	Exchange Traded Fund
ETN	—	Exchange Traded Notes
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
HDD	—	Heating Degree Day
ICE LIBOR	—	Intercontinental Exchange London Interbank Offered Rate
IO	—	Interest Only (Principal amount shown is notional)
KORIBOR	—	Korea Interbank Offer Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
MMY	—	Money Market Yield
MXN-TIIE-	—	The Equilibrium Interbank Interest Rate (“TIIE”) represents
Banxico		interbank credit transactions in local currency (MXN).
NIBOR	—	Norwegian Interbank Offered Rate
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PIK	—	Payment-in-Kind Bonds
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Special Drawing Rights
SPDR	—	Standard and Poor’s Depositary
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect the rates currently in effect.
STIBOR	—	Stockholm Interbank Offered Rate
STRIP	—	Stripped Security
TBA	—	To be announced
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of September 30, 2017, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$270,801,113	27.29%
Medium-Duration Bond	163,561,007	13.60
Extended-Duration Bond	11,924,704	4.85
Global Bond	74,556,587	15.15
Defensive Market Strategies	73,010,146	7.72
International Equity Index	1,045,525	0.62
International Equity	16,838,298	1.08
Emerging Markets Equity	5,106,472	1.14
Strategic Alternatives	24,611,826	10.52

INVESTMENT FOOTNOTES:

l	—	Century bond maturing in 2111.
f	—	Century bond maturing in 2112.
p	—	Century bond maturing in 2115.
‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
‡	—	Security represents underlying investment on open options contracts.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Rate shown reflects the rate in effect as of September 30, 2017. Maturity date for money market instruments is the date of the next interest rate reset.
g	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
Ω	—	Rate shown reflects the effective yield as of September 30, 2017.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
S	—	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
†††	—	Security is a Level 3 investment (see Note 1 in Notes to Schedules of Investments).
y	—	Security is valued at fair value by the Valuation Committee (see Note 1 in Notes to Schedules of Investments). As of September 30, 2017, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$—	—%
Medium-Duration Bond	—	—
Global Bond	6,600	—
Small Cap Equity	—	—
International Equity	—	—

2

ABBREVIATIONS, FOOTNOTES AND INDEX DEFINITIONS

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Reals (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(D)	—	Par is denominated in Danish Kroner (DKK).
(E)	—	Par is denominated in Euro (EUR).
(I)	—	Par is denominated in Indonesian Rupiahs (IDR).
(J)	—	Par is denominated in Japanese Yen (JPY).
(K)	—	Par is denominated in Norwegian Kroner (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(Q)	—	Par is denominated in Russian Rubles (RUB).
(S)	—	Par is denominated in South African Rand (ZAR).
(T)	—	Par is denominated in Turkish Lira (TRY).
(U)	—	Par is denominated in British Pounds (GBP).
(V)	—	Par is denominated in Dominican Pesos (DOP).
(X)	—	Par is denominated in Colombian Pesos (COP).
(Y)	—	Par is denominated in Chinese Yuan (CNY).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
(ZA)	—	Par is denominated in Argentine Pesos (ARS).

COUNTERPARTY ABBREVIATIONS:

ANZ	—	Counterparty to contract is Australia and New Zealand Banking Group.
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CME	—	Counterparty to contract is Chicago Mercantile Exchange.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HSBC	—	Counterparty to contract is HSBC Securities.
ICE	—	Counterparty to contract is Intercontinental Exchange.
JPM	—	Counterparty to contract is JPMorgan Chase Bank.
LCH	—	Counterparty to contract is LCH.Clearnet
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
NAB	—	Counterparty to contract is National Australia Bank.
NSC	—	Counterparty to contract is Nomura Securities Co., Ltd.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SS	—	Counterparty to contract is State Street Global Markets.
TD	—	Counterparty to contract is Toronto-Dominion Bank.
UBS	—	Counterparty to contract is UBS AG.
WEST	—	Counterparty to contract is Westpac Pollock.

3

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.4%
GuideStone Money Market Fund (Institutional Class)¥	12,311,177	$12,311,177
GuideStone Low-Duration Bond Fund (Institutional Class)¥	5,076,893	68,233,448
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	7,893,777	116,906,831
GuideStone Global Bond Fund (Institutional Class)¥	4,482,719	45,409,940
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	7,818,738	100,392,597
GuideStone Equity Index Fund (Institutional Class)¥	1,216,779	33,948,121
GuideStone Value Equity Fund (Institutional Class)¥	1,556,142	35,246,626
GuideStone Growth Equity Fund (Institutional Class)¥	1,334,932	34,708,241
GuideStone Small Cap Equity Fund (Institutional Class)¥	637,555	12,062,535
GuideStone International Equity Index Fund (Institutional Class)¥	2,172,597	23,116,430
GuideStone International Equity Fund (Institutional Class)¥	2,929,685	48,369,102
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	1,870,862	19,587,928
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	3,689,917	37,932,344
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	480,038	4,622,767
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,065,577	20,924,297

Total Mutual Funds (Cost $589,179,973)		613,772,384

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $798,223)	$800,000	798,455

TOTAL INVESTMENTS — 100.6% (Cost $589,978,196)		614,570,839
Liabilities in Excess of Other Assets — (0.6)%		(3,378,582)

NET ASSETS — 100.0%		$611,192,257

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation/ (Depreciation)
10-Year U.S. Treasury Note	12/2017	33	$4,135,313	GSC	$(28,496)
MSCI EAFE Index E-Mini	12/2017	11	1,088,120	GSC	10,386
MSCI Emerging Markets E-Mini	12/2017	6	326,790	GSC	(2,689)
S&P 500® E-Mini	12/2017	20	2,516,000	GSC	32,603

Total Futures Contracts outstanding at September 30, 2017			$8,066,223		$11,804

4	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$613,772,384	$613,772,384	$—	$—
U.S. Treasury Obligation	798,455	—	798,455	—

Total Assets — Investments in Securities	$614,570,839	$613,772,384	$798,455	$—

Other Financial Instruments***
Futures Contracts	$42,989	$42,989	$—	$—

Total Assets — Other Financial Instruments	$42,989	$42,989	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(31,185)	$(31,185)	$—	$—

Total Liabilities — Other Financial Instruments	$(31,185)	$(31,185)	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	5

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (Institutional Class)¥	19,148,331	$19,148,331
GuideStone Low-Duration Bond Fund (Institutional Class)¥	1,642,483	22,074,979
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	13,318,317	197,244,274
GuideStone Global Bond Fund (Institutional Class)¥	5,416,629	54,870,449
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	14,285,796	183,429,627
GuideStone Equity Index Fund (Institutional Class)¥	3,133,539	87,425,741
GuideStone Value Equity Fund (Institutional Class)¥	3,940,289	89,247,547
GuideStone Growth Equity Fund (Institutional Class)¥	3,417,340	88,850,832
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,599,760	30,267,457
GuideStone International Equity Index Fund (Institutional Class)¥	5,086,501	54,120,368
GuideStone International Equity Fund (Institutional Class)¥	6,650,333	109,797,002
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	4,320,829	45,239,081
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	2,724,300	28,005,802
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	1,135,875	10,938,472
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,014,906	20,410,998

Total Mutual Funds (Cost $985,856,945)		1,041,070,960

MONEY MARKET FUNDS — 0.0%
Northern Institutional Government Assets Portfolio (Cost $21,537)	21,537	21,537

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $1,197,335)	$1,200,000	1,197,682

TOTAL INVESTMENTS — 99.9% (Cost $987,075,817)		1,042,290,179
Other Assets in Excess of Liabilities — 0.1%		1,186,369

NET ASSETS — 100.0%		$1,043,476,548

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2017	26	$2,571,920	GSC	$21,243
MSCI Emerging Markets E-Mini	12/2017	17	925,905	GSC	(5,238)
S&P 500® E-Mini	12/2017	60	7,548,000	GSC	97,780
10-Year U.S. Treasury Note	12/2017	61	7,644,063	GSC	(64,725)

Total Futures Contracts outstanding at September 30, 2017			$18,689,888		$49,060

6	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$21,537	$21,537	$—	$—
Mutual Funds	1,041,070,960	1,041,070,960	—	—
U.S. Treasury Obligation	1,197,682	—	1,197,682	—

Total Assets — Investments in Securities	$1,042,290,179	$1,041,092,497	$1,197,682	$—

Other Financial Instruments***
Futures Contracts	$119,023	$119,023	$—	$—

Total Assets — Other Financial Instruments	$119,023	$119,023	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(69,963)	$(69,963)	$—	$—

Total Liabilities — Other Financial Instruments	$(69,963)	$(69,963)	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	7

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.5%
GuideStone Money Market Fund (Institutional Class)¥	15,212,769	$15,212,769
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	6,441,467	95,398,120
GuideStone Global Bond Fund (Institutional Class)¥	2,356,670	23,873,067
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	1,831,158	23,512,066
GuideStone Equity Index Fund (Institutional Class)¥	2,966,330	82,760,613
GuideStone Value Equity Fund (Institutional Class)¥	3,740,390	84,719,844
GuideStone Growth Equity Fund (Institutional Class)¥	3,245,136	84,373,533
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,550,639	29,338,098
GuideStone International Equity Index Fund (Institutional Class)¥	3,797,117	40,401,326
GuideStone International Equity Fund (Institutional Class)¥	5,222,938	86,230,702
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	3,266,926	34,204,716
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	1,020,796	9,830,263

Total Mutual Funds (Cost $574,331,071)		609,855,117

MONEY MARKET FUNDS — 0.0%
Northern Institutional Government Assets Portfolio (Cost $23,925)	23,925	23,925

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $598,667)	$600,000	598,841

TOTAL INVESTMENTS — 100.6% (Cost $574,953,663)		610,477,883
Liabilities in Excess of Other Assets — (0.6)%		(3,444,300)

NET ASSETS — 100.0%		$607,033,583

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2017	33	$3,264,360	GSC	$28,804
MSCI Emerging Markets E-Mini	12/2017	13	708,045	GSC	(5,688)
S&P 500® E-Mini	12/2017	44	5,535,200	GSC	96,315
10-Year U.S. Treasury Note	12/2017	18	2,255,625	GSC	(16,391)

Total Futures Contracts outstanding at September 30, 2017			$11,763,230		$103,040

8	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$23,925	$23,925	$—	$—
Mutual Funds	609,855,117	609,855,117	—	—
U.S. Treasury Obligation	598,841	—	598,841	—

Total Assets — Investments in Securities	$610,477,883	$609,879,042	$598,841	$—

Other Financial Instruments***
Futures Contracts	$125,119	$125,119	$—	$—

Total Assets — Other Financial Instruments	$125,119	$125,119	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(22,079)	$(22,079)	$—	$—

Total Liabilities — Other Financial Instruments	$(22,079)	$(22,079)	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	9

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	10,611,361	$10,611,361
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	2,703,376	40,036,999
GuideStone Global Bond Fund (Institutional Class)¥	989,091	10,019,488
GuideStone Equity Index Fund (Institutional Class)¥	2,640,418	73,667,667
GuideStone Value Equity Fund (Institutional Class)¥	3,338,956	75,627,342
GuideStone Growth Equity Fund (Institutional Class)¥	2,899,005	75,374,132
GuideStone Small Cap Equity Fund (Institutional Class)¥	1,384,542	26,195,538
GuideStone International Equity Index Fund (Institutional Class)¥	3,244,895	34,525,678
GuideStone International Equity Fund (Institutional Class)¥	4,259,042	70,316,785
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	2,816,594	29,489,737
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	764,156	7,358,824

Total Mutual Funds (Cost $420,600,358)		453,223,551

MONEY MARKET FUNDS — 0.0%
Northern Institutional Government Assets Portfolio (Cost $13,397)	13,397	13,397

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $498,889)	$500,000	499,034

TOTAL INVESTMENTS —100.0% (Cost $421,112,644)		453,735,982
Other Assets in Excess of Liabilities — 0.0%		35,313

NET ASSETS — 100.0%		$453,771,295

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	12/2017	8	$1,002,500	GSC	$(8,826)
MSCI EAFE Index E-Mini	12/2017	24	2,374,080	GSC	23,424
MSCI Emerging Markets E-Mini	12/2017	10	544,650	GSC	(4,037)
S&P 500® E-Mini	12/2017	47	5,912,600	GSC	105,334

Total Futures Contracts outstanding at September 30, 2017			$9,833,830		$115,895

10	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$13,397	$13,397	$—	$—
Mutual Funds	453,223,551	453,223,551	—	—
U.S. Treasury Obligation	499,034	—	499,034	—

Total Assets — Investments in Securities	$453,735,982	$453,236,948	$499,034	$—

Other Financial Instruments***
Futures Contracts	$128,758	$128,758	$—	$—

Total Assets — Other Financial Instruments	$128,758	$128,758	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(12,863)	$(12,863)	$—	$—

Total Liabilities — Other Financial Instruments	$(12,863)	$(12,863)	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	11

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.3%
GuideStone Money Market Fund (Institutional Class)¥	2,540,985	$2,540,985
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	369,082	5,466,106
GuideStone Global Bond Fund (Institutional Class)¥	135,005	1,367,599
GuideStone Equity Index Fund (Institutional Class)¥	622,738	17,374,394
GuideStone Value Equity Fund (Institutional Class)¥	780,146	17,670,292
GuideStone Growth Equity Fund (Institutional Class)¥	675,174	17,554,534
GuideStone Small Cap Equity Fund (Institutional Class)¥	316,855	5,994,893
GuideStone International Equity Index Fund (Institutional Class)¥	755,712	8,040,776
GuideStone International Equity Fund (Institutional Class)¥	1,019,979	16,839,860
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	645,203	6,755,279
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	169,068	1,628,129

Total Mutual Funds (Cost $91,535,430)		101,232,847

MONEY MARKET FUNDS — 0.1%
Northern Institutional Government Assets Portfolio (Cost $43,692)	43,692	43,692

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.08%, 02/15/18Ω‡‡ (Cost $99,591)	$100,000	99,594

TOTAL INVESTMENTS —100.5% (Cost $91,678,713)		101,376,133
Liabilities in Excess of Other Assets — (0.5)%		(482,537)

NET ASSETS — 100.0%		$100,893,596

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2017	15	$1,887,000	GSC	$22,955

12	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$101,232,847	$101,232,847	$—	$—
Money Market Funds	43,692	43,692
U.S. Treasury Obligation	99,594	—	99,594	—

Total Assets — Investments in Securities	$101,376,133	$101,276,539	$99,594	$—

Other Financial Instruments***
Futures Contracts	$22,955	$22,955	$—	$—

Total Assets — Other Financial Instruments	$22,955	$22,955	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	13

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	9,508,844	$9,508,844
GuideStone Low-Duration Bond Fund (Institutional Class)¥	16,279,643	218,798,407
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	3,938,401	58,327,718
GuideStone Global Bond Fund (Institutional Class)¥	1,449,577	14,684,210
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	3,459,704	44,422,595
GuideStone Value Equity Fund (Institutional Class)¥	1,191,974	26,998,219
GuideStone Growth Equity Fund (Institutional Class)¥	1,043,513	27,131,342
GuideStone Small Cap Equity Fund (Institutional Class)¥	332,700	6,294,689
GuideStone International Equity Fund (Institutional Class)¥	1,926,107	31,800,019
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	829,910	8,689,162
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	2,869,592	29,499,405
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	522,680	5,033,406
GuideStone Strategic Alternatives Fund (Institutional Class)¥	2,472,024	25,041,605

Total Mutual Funds (Cost $495,837,087)		506,229,621

MONEY MARKET FUNDS — 0.0%
Northern Institutional Government Assets Portfolio (Cost $9,203)	9,203	9,203

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $498,890)	$500,000	499,034

TOTAL INVESTMENTS —100.1% (Cost $496,345,180)		506,737,858
Liabilities in Excess of Other Assets — (0.1)%		(260,660)

NET ASSETS — 100.0%		$506,477,198

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/2017	14	$1,384,880	GSC	$9,630
S&P 500® E-Mini	12/2017	11	1,383,800	GSC	28,163
2-Year U.S. Treasury Note	12/2017	39	8,412,422	GSC	(17,508)

Total Futures Contracts outstanding at September 30, 2017			$11,181,102		$20,285

14	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$9,203	$9,203	$—	$—
Mutual Funds	506,229,621	506,229,621	—	—
U.S. Treasury Obligation	499,034	—	499,034	—

Total Assets — Investments in Securities	$506,737,858	$506,238,824	$499,034	$—

Other Financial Instruments***
Futures Contracts	$37,793	$37,793	$—	$—

Total Assets — Other Financial Instruments	$37,793	$37,793	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(17,508)	$(17,508)	$—	$—

Total Liabilities — Other Financial Instruments	$(17,508)	$(17,508)	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	15

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (Institutional Class)¥	32,512,965	$32,512,965
GuideStone Low-Duration Bond Fund (Institutional Class)¥	13,968,241	187,733,162
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	16,871,277	249,863,614
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	3,620,353	64,369,875
GuideStone Global Bond Fund (Institutional Class)¥	12,388,839	125,498,939
GuideStone Defensive Market Strategies Fund (Institutional Class)¥	9,745,188	125,128,209
GuideStone Value Equity Fund (Institutional Class)¥	7,169,978	162,400,000
GuideStone Growth Equity Fund (Institutional Class)¥	6,274,662	163,141,224
GuideStone Small Cap Equity Fund (Institutional Class)¥	2,012,039	38,067,773
GuideStone International Equity Fund (Institutional Class)¥	11,574,577	191,096,269
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	4,981,271	52,153,908
GuideStone Inflation Protected Bond Fund (Institutional Class)¥	8,583,103	88,234,303
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	4,668,955	44,962,039
GuideStone Strategic Alternatives Fund (Institutional Class)¥	4,556,073	46,153,017

Total Mutual Funds (Cost $1,539,764,302)		1,571,315,297

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $1,995,558)	$2,000,000	1,996,137

TOTAL INVESTMENTS —100.0% (Cost $1,541,759,860)		1,573,311,434
Liabilities in Excess of Other Assets — (0.0)%		(336,002)

NET ASSETS — 100.0%		$1,572,975,432

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2017	57	$5,638,440	GSC	$54,673
MSCI Emerging Markets E-Mini	12/2017	25	1,361,625	GSC	(6,837)
S&P 500® E-Mini	12/2017	81	10,189,800	GSC	188,782
10-Year U.S. Treasury Note	12/2017	38	4,761,875	GSC	(40,324)
5-Year U.S. Treasury Note	12/2017	48	5,640,000	GSC	(34,592)
Long U.S. Treasury Bond	12/2017	21	3,209,063	GSC	(40,188)

Total Futures Contracts outstanding at September 30, 2017			$30,800,803		$121,514

16	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,571,315,297	$1,571,315,297	$—	$—
U.S. Treasury Obligation	1,996,137	—	1,996,137	—

Total Assets — Investments in Securities	$1,573,311,434	$1,571,315,297	$1,996,137	$—

Other Financial Instruments***
Futures Contracts	$243,455	$243,455	$—	$—

Total Assets — Other Financial Instruments	$243,455	$243,455	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(121,941)	$(121,941)	$—	$—

Total Liabilities — Other Financial Instruments	$(121,941)	$(121,941)	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	17

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (Institutional Class)¥	35,157,237	$35,157,237
GuideStone Low-Duration Bond Fund (Institutional Class)¥	6,477,231	87,053,988
GuideStone Medium-Duration Bond Fund (Institutional Class)¥	7,851,289	116,277,598
GuideStone Extended-Duration Bond Fund (Institutional Class)¥	1,640,738	29,172,315
GuideStone Global Bond Fund (Institutional Class)¥	5,784,785	58,599,873
GuideStone Value Equity Fund (Institutional Class)¥	10,053,706	227,716,435
GuideStone Growth Equity Fund (Institutional Class)¥	8,747,345	227,430,964
GuideStone Small Cap Equity Fund (Institutional Class)¥	2,786,065	52,712,351
GuideStone International Equity Fund (Institutional Class)¥	16,304,636	269,189,539
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	7,029,925	73,603,321
GuideStone Global Real Estate Securities Fund (Institutional Class)¥	3,921,921	37,768,097

Total Mutual Funds (Cost $1,181,097,853)		1,214,681,718

MONEY MARKET FUNDS — 0.0%
Northern Institutional Funds Government Assets Portfolio (Cost $40,645)	40,645	40,645

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $997,779)	$1,000,000	998,069

TOTAL INVESTMENTS — 100.1% (Cost $1,182,136,277)		1,215,720,432
Liabilities in Excess of Other Assets — (0.1)%		(843,479)

NET ASSETS — 100.0%		$1,214,876,953

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	12/2017	21	$2,467,500	GSC	$(14,112)
10-Year U.S. Treasury Note	12/2017	22	2,756,875	GSC	(23,623)
Long U.S. Treasury Bond	12/2017	11	1,680,938	GSC	(21,385)
MSCI EAFE Index E-Mini	12/2017	84	8,309,280	GSC	71,871
MSCI Emerging Markets E-Mini	12/2017	47	2,559,855	GSC	(21,444)
S&P 500® E-Mini	12/2017	126	15,850,800	GSC	248,186

Total Futures Contracts outstanding at September 30, 2017			$33,625,248		$239,493

18	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,214,681,718	$1,214,681,718	$—	$—
Money Market Funds	40,645	40,645	—	—
U.S. Treasury Obligation	998,069	—	998,069	—

Total Assets — Investments in Securities	$1,215,720,432	$1,214,722,363	$998,069	$—

Other Financial Instruments***
Futures Contracts	$320,057	$320,057	$—	$—

Total Assets — Other Financial Instruments	$320,057	$320,057	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(80,564)	$(80,564)	$—	$—

Total Liabilities — Other Financial Instruments	$(80,564)	$(80,564)	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	19

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.7%
GuideStone Money Market Fund (Institutional Class)¥	15,996,222	$15,996,222
GuideStone Value Equity Fund (Institutional Class)¥	11,831,363	267,980,370
GuideStone Growth Equity Fund (Institutional Class)¥	10,235,389	266,120,122
GuideStone Small Cap Equity Fund (Institutional Class)¥	3,280,434	62,065,803
GuideStone International Equity Fund (Institutional Class)¥	18,866,020	311,477,996
GuideStone Emerging Markets Equity Fund (Institutional Class)¥	8,127,339	85,093,244

Total Mutual Funds (Cost $968,650,092)		1,008,733,757

MONEY MARKET FUNDS — 0.2%
Northern Institutional Government Assets Portfolio (Cost $2,025,706)	2,025,706	2,025,706

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $1,097,557)	$1,100,000	$1,097,875

TOTAL INVESTMENTS —100.0% (Cost $971,773,355)		1,011,857,338
Liabilities in Excess of Other Assets — (0.0)%		(448,428)

NET ASSETS — 100.0%		$1,011,408,910

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2017	60	$5,935,200	GSC	$59,285
MSCI Emerging Markets E-Mini	12/2017	27	1,470,555	GSC	(9,848)
S&P 500® E-Mini	12/2017	89	11,196,200	GSC	196,025

Total Futures Contracts outstanding at September 30, 2017			$18,601,955		$245,462

20	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	$2,025,706	$2,025,706	$—	$—
Mutual Funds	1,008,733,757	1,008,733,757	—	—
U.S. Treasury Obligation	1,097,875	—	1,097,875	—

Total Assets — Investments in Securities	$1,011,857,338	$1,010,759,463	$1,097,875	$—

Other Financial Instruments***
Futures Contracts	$255,310	$255,310	$—	$—

Total Assets — Other Financial Instruments	$255,310	$255,310	$—	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(9,848)	$(9,848)	$—	$—

Total Liabilities — Other Financial Instruments	$(9,848)	$(9,848)	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	21

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 52.6%
Federal Farm Credit Bank
0.90%, 12/11/17	$2,310,000	$2,309,202
0.75%, 04/18/18	15,149,000	15,110,939
Federal Farm Credit Bank Discount Notes
0.87%, 01/11/18	7,760,000	7,741,091
1.06%, 02/08/18	6,166,000	6,142,621
Federal Home Loan Bank
(Floating, ICE LIBOR USD 1M - 0.10%), 1.14%, 10/02/17†	13,000,000	13,000,000
(Floating, ICE LIBOR USD 1M - 0.12%), 1.12%, 10/03/17†	10,000,000	10,000,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.09%, 10/05/17†	12,360,000	12,360,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.10%, 10/08/17†	9,000,000	9,000,000
(Floating, ICE LIBOR USD 1M - 0.06%), 1.18%, 10/11/17†	10,000,000	10,000,000
(Floating, ICE LIBOR USD 1M - 0.14%), 1.10%, 10/13/17†	25,625,000	25,625,000
(Floating, ICE LIBOR USD 1M + 0.09%), 1.32%, 10/16/17†	10,000,000	10,000,000
(Floating, ICE LIBOR USD 1M - 0.15%), 1.09%, 10/17/17†	25,390,000	25,390,000
(Floating, ICE LIBOR USD 1M - 0.09%), 1.15%, 10/25/17†	7,080,000	7,080,000
(Floating, ICE LIBOR USD 3M - 0.08%), 1.24%, 10/27/17†	21,115,000	21,114,969
(Floating, ICE LIBOR USD 3M - 0.11%), 1.20%, 11/05/17†	7,000,000	7,000,000
(Floating, ICE LIBOR USD 3M - 0.18%), 1.14%, 11/08/17†	9,000,000	9,000,000
(Floating, ICE LIBOR USD 3M - 0.35%), 0.96%, 11/09/17†	6,000,000	6,000,000
(Floating, ICE LIBOR USD 3M - 0.33%), 0.99%, 12/13/17†	20,000,000	20,000,000
(Floating, ICE LIBOR USD 3M - 0.16%), 1.17%, 12/20/17†	21,140,000	21,140,000
1.38%, 03/09/18	9,500,000	9,511,128
0.88%, 03/19/18	34,500,000	34,452,936
Federal Home Loan Bank Discount Notes
1.09%, 10/12/17	35,115,000	35,103,412
0.99%, 10/18/17	46,925,000	46,903,208
1.02%, 11/01/17	8,805,000	8,797,266
1.04%, 11/06/17	14,940,000	14,924,687
1.05%, 11/08/17	50,845,000	50,788,582
1.01%, 11/24/17	9,000,000	8,986,338
1.01%, 12/04/17	3,500,000	3,493,778
1.01%, 12/05/17	18,000,000	17,967,500
1.05%, 12/13/17	8,055,000	8,037,931
1.12%, 12/15/17	10,000,000	9,977,083
1.15%, 12/29/17	10,000,000	9,971,817
1.13%, 01/17/18	17,500,000	17,441,200
1.07%, 01/19/18	20,000,000	19,930,700
1.11%, 01/29/18	55,070,000	54,869,912
1.18%, 03/28/18	4,780,000	4,752,230
Federal Home Loan Mortgage Corporation
(Floating, ICE LIBOR USD 3M - 0.03%), 1.27%, 10/08/17†	5,870,000	5,870,000
(Floating, ICE LIBOR USD 3M - 0.03%), 1.27%, 10/12/17†	5,870,000	5,870,000
(Floating, ICE LIBOR USD 3M + 0.02%), 1.34%, 12/08/17†	7,000,000	7,000,000
Federal Home Loan Mortgage Corporation Discount Notes
0.74%, 10/16/17	19,065,000	19,059,201
1.11%, 02/16/18	2,695,000	2,683,739
Federal National Mortgage Association
(Floating, ICE LIBOR USD 1M + 0.01%), 1.24%, 10/05/17†	5,500,000	5,499,991
0.88%, 03/28/18	15,440,000	15,423,022
0.88%, 05/21/18	9,040,000	9,019,507

Total Agency Obligations (Cost $664,348,990)		664,348,990

U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bills
1.18%, 03/22/18Ω	8,485,000	8,437,164
1.17%, 03/29/18Ω	57,940,000	57,602,934

		66,040,098

U.S. Treasury Floating Rate Notes
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 1.22%, 10/01/17†	1,663,200	1,662,977
(Floating, U.S. Treasury 3M Bill MMY + 0.17%), 1.23%, 10/01/17†	6,000,000	6,005,475
(Floating, U.S. Treasury 3M Bill MMY + 0.27%), 1.32%, 10/01/17†	4,000,000	3,999,717

		11,668,169

U.S. Treasury Notes
0.88%, 10/15/17	7,790,000	7,790,420
0.75%, 02/28/18	14,520,000	14,510,489

		22,300,909

Total U.S. Treasury Obligations (Cost $100,009,176)		100,009,176

22	See Notes to Schedules of Investments.

	Shares	Value
MONEY MARKET FUNDS — 0.1%
Northern Institutional Funds - Government Select Portfolio (Cost $681,762)	681,762	$681,762

	Par
REPURCHASE AGREEMENTS — 39.7%
Bank of Montreal
1.06% (dated 09/29/17, due 10/02/17, repurchase price $33,002,915, collateralized by Federal National Mortgage Association, 2.500% to 4.000%, due 09/01/25 to 10/01/32, total market value $33,990,001)	$33,000,000	33,000,000
Bank of Nova Scotia
1.04% (dated 09/29/17, due 10/02/17, repurchase price $40,003,467, collateralized by U.S. Treasury Notes and U.S. Treasury Bonds, 2.000% to 2.875%, due 08/31/21 to 08/15/45, total market value $40,803,552)	40,000,000	40,000,000
BNP Paribas SA
1.06% (dated 09/29/17, due 10/02/17, repurchase price $60,005,300, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association, U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Strips, 0.000% to 4.615%, due 10/02/17, total market value $61,102,528)	60,000,000	60,000,000
Citigroup Global Markets, Inc.
1.08% (dated 09/29/17, due 10/02/17, repurchase price $10,000,900, collateralized by U.S. Treasury Notes, 1.250%, due 03/31/21, total market value $10,200,008)	10,000,000	10,000,000
Goldman Sachs & Co.
1.04% (dated 09/29/17, due 10/02/17, repurchase price $60,005,200, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association, 2.920% to 6.500%, due 10/01/26 to 10/15/52, total market value $61,413,029)	60,000,000	60,000,000
1.12% (dated 09/28/17, due 10/05/17, repurchase price $21,004,573, collateralized by Government National Mortgage Association, 2.500% to 6.000%, due 03/20/25 to 09/20/47, total market value $21,420,000)	21,000,000	21,000,000
HSBC Securities USA, Inc.
1.05% (dated 09/29/17, due 10/02/17, repurchase price $40,003,500, collateralized by U.S. Treasury Bills, 0.000%, due 10/26/17, total market value $40,801,010)	40,000,000	40,000,000
1.01% (dated 09/26/17, due 10/03/17, repurchase price $4,500,884, collateralized by U.S. Treasury Notes, 1.500%, due 08/15/26, total market value $4,594,469)	4,500,000	4,500,000
1.01% (dated 09/27/17, due 10/04/17, repurchase price $11,502,258, collateralized by U.S. Treasury Notes, 1.250% to 1.500%, due 10/31/18 to 08/15/26, total market value $11,730,281)	11,500,000	11,500,000
Mitsubishi UFJ Securities USA, Inc.
1.05% (dated 09/29/17, due 10/02/17, repurchase price $60,005,250, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Government National Mortgage Association and Federal Home Loan Banks, 0.000% to 5.000%, due 10/02/17, total market value $61,499,508)	60,000,000	60,000,000
Mizuho Securities USA, Inc.
1.06% (dated 09/29/17, due 10/02/17, repurchase price $40,003,533, collateralized by U.S. Treasury Notes, 2.000%, due 02/15/25, total market value $40,800,016)	40,000,000	40,000,000
Morgan Stanley & Co. LLC
1.01% (dated 09/29/17, due 10/02/17, repurchase price $20,001,683, collateralized by U.S. Treasury Notes and U.S. Treasury Strips, 0.000% to 1.250%, due 10/02/17, total market value $20,361,818)	20,000,000	20,000,000
Natixis S.A.
1.05% (dated 09/29/17, due 10/02/17, repurchase price $40,003,500, collateralized by U.S. Treasury Notes and U.S. Treasury Bonds, 0.750% to 2.750%, due 03/31/20 to 08/15/47, total market value $40,800,056)	40,000,000	40,000,000

See Notes to Schedules of Investments.	23

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
1.06% (dated 09/29/17, due 10/02/17, repurchase price $11,000,972, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association, 2.258% to 6.000%, due 06/01/32 to 11/01/47, total market value $11,305,229)	$11,000,000	$11,000,000
RBC Capital Markets LLC
1.04% (dated 09/29/17, due 10/02/17, repurchase price $25,002,167, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, 3.500% to 4.000%, due 10/02/17, total market value $25,674,225)	25,000,000	25,000,000
TD Securities USA LLC
1.06% (dated 09/29/17, due 10/02/17, repurchase price $25,002,208, collateralized by Federal National Mortgage Association and U.S. Treasury Bonds, 2.000% to 4.000%, due 01/15/26 to 03/01/47, total market value $25,628,802)	25,000,000	25,000,000

Total Repurchase Agreements (Cost $501,000,000)		501,000,000

TOTAL INVESTMENTS — 100.3% (Cost $1,266,039,928)		1,266,039,928
Liabilities in Excess of Other Assets — (0.3)%		(3,255,380)

NET ASSETS — 100.0%		$1,262,784,548

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$664,348,990	$—	$664,348,990	$—
Money Market Funds	681,762	681,762	—	—
Repurchase Agreements	501,000,000	—	501,000,000	—
U.S. Treasury Obligations	100,009,176	—	100,009,176	—

Total Assets — Investments in Securities	$1,266,039,928	$681,762	$1,265,358,166	$—

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

24	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.1%
Federal Home Loan Bank
1.38%, 09/28/20	$2,230,000	$2,209,634
Federal Home Loan Mortgage Corporation
1.13%, 04/15/19	1,550,000	1,542,361
0.88%, 07/19/19	2,880,000	2,847,164
Federal National Mortgage Association
1.00%, 08/28/19	2,970,000	2,941,454
1.50%, 02/28/20	1,700,000	1,696,557

Total Agency Obligations (Cost $11,314,671)		11,237,170

ASSET-BACKED SECURITIES — 15.7%
Adams Mill CLO, Ltd Series 2014-1A A2R
(Floating, ICE LIBOR USD 3M + 1.10%), 2.40%, 07/15/26 144A†	800,000	800,573
ALM XII, Ltd. Series 2015-12A A1R
(Floating, ICE LIBOR USD 3M + 1.05%), 2.35%, 04/16/27 144A†	440,000	442,137
AmeriCredit Automobile Receivables Trust Series 2014-1 C
2.15%, 03/09/20	825,000	826,554
AmeriCredit Automobile Receivables Trust Series 2016-2 A3
1.60%, 11/09/20	590,000	589,812
AmeriCredit Automobile Receivables Trust Series 2016-2 B
2.21%, 05/10/21	790,000	792,009
AmeriCredit Automobile Receivables Trust Series 2016-2 C
2.87%, 11/08/21	230,000	232,985
AmeriCredit Automobile Receivables Trust Series 2016-3 A3
1.46%, 05/10/21	1,280,000	1,276,272
AmeriCredit Automobile Receivables Trust Series 2017-1 A3
1.87%, 08/18/21	210,000	209,991
AmeriCredit Automobile Receivables Trust Series 2017-2 A3
1.98%, 12/20/21	1,360,000	1,363,031
AMMC CLO XIII, Ltd. Series 2013-13A A1LR
(Floating, ICE LIBOR USD 3M + 1.26%), 2.57%, 07/24/29 144A†	2,000,000	2,016,261
Apidos CLO XIX Series 2014-19A A1R
(Floating, ICE LIBOR USD 3M + 1.20%), 2.50%, 10/17/26 144A†	2,000,000	2,003,989
Arbor Realty Commercial Real Estate, Ltd. Series 2016-FL1A A
(Floating, ICE LIBOR USD 1M + 1.70%), 2.93%, 09/15/26 144A†	490,000	488,496
Arbor Realty Commercial Real Estate, Ltd. Series 2017-FL1 A
(Floating, ICE LIBOR USD 1M + 1.30%), 2.53%, 04/15/27 144A†	1,610,000	1,631,662
ARES XXVI CLO, Ltd. Series 2013-1A A
(Floating, ICE LIBOR USD 3M + 1.10%), 2.40%, 04/15/25 144A†	390,322	391,301
Atlas Senior Loan Fund IV, Ltd. Series 2013-2A A1LR
(Floating, ICE LIBOR USD 3M + 0.98%), 2.30%, 02/17/26 144A†	685,000	686,373
Atrium X Series 10A AR
(Floating, ICE LIBOR USD 3M + 0.95%), 2.25%, 07/16/25 144A†	2,950,000	2,957,503
Babson CLO, Ltd. Series 2013-IA A
(Floating, ICE LIBOR USD 3M + 1.10%), 2.41%, 04/20/25 144A†	1,140,213	1,143,317
Babson CLO, Ltd. Series 2015-IA C
(Floating, ICE LIBOR USD 3M + 2.85%), 4.16%, 04/20/27 144A†	600,000	600,017
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1A2
(Floating, ICE LIBOR USD 1M + 0.45%), 1.69%, 12/25/42†	60,862	60,331
Bear Stearns Asset-Backed Securities Trust Series 2007-HE7 1A1
(Floating, ICE LIBOR USD 1M + 1.00%), 2.24%, 10/25/37†	479,502	482,943
BlueMountain CLO 2013-3, Ltd. Series 2013-3A AR
(Floating, ICE LIBOR USD 3M + 0.89%), 2.20%, 10/29/25 144A†	1,130,000	1,131,872
BlueMountain CLO, Ltd. Series 2013-4A AR
(Floating, ICE LIBOR USD 3M + 1.01%), 2.31%, 04/15/25 144A†	990,000	993,228
BMW Vehicle Owner Trust Series 2016-A A3
1.16%, 11/25/20	1,530,000	1,520,970
Bsprt Issuer, Ltd. Series 2017-FL1 A
(Floating, ICE LIBOR USD 1M + 1.35%), 2.67%, 06/15/27 144A†	550,000	556,309
Capital Auto Receivables Asset Trust Series 2016-2 B
2.11%, 03/22/21	170,000	169,982
Capital One Multi-Asset Execution Trust Series 2015-A2 A2
2.08%, 03/15/23	90,000	90,372
Capital One Multi-Asset Execution Trust Series 2016-A4 A4
1.33%, 06/15/22	2,320,000	2,301,648

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Carlyle Global Market Strategies CLO, Ltd. Series 2014-1A AR
(Floating, ICE LIBOR USD 3M + 1.30%), 2.60%, 04/17/25 144A†	$475,000	$476,545
Cent CLO, Ltd. Series 2013-18A A
(Floating, ICE LIBOR USD 3M + 1.12%), 2.43%, 07/23/25 144A†	1,400,000	1,401,804
Chesapeake Funding II LLC Series 2016-1A A1
2.11%, 03/15/28 144A	1,380,501	1,383,934
Chesapeake Funding II LLC Series 2016-2A A1
1.88%, 06/15/28 144A	1,650,875	1,652,170
Chesapeake Funding II LLC Series 2017-3A A1
1.91%, 08/15/29 144A	3,450,000	3,446,505
CIFC Funding 2015-II, Ltd. Series 2015-2A C
(Floating, ICE LIBOR USD 3M + 3.00%), 4.30%, 04/15/27 144A†	700,000	703,105
CIFC Funding 2015-V, Ltd. Series 2015-5A A1
(Floating, ICE LIBOR USD 3M + 1.55%), 2.86%, 10/25/27†	1,110,000	1,119,407
Citibank Credit Card Issuance Trust Series 2017-A9 A9
1.80%, 09/20/21	4,770,000	4,770,000
CNH Equipment Trust Series 2016-B A3
1.63%, 08/15/21	1,020,000	1,018,250
CNH Equipment Trust Series 2016-C A3
1.44%, 12/15/21	1,140,000	1,132,944
CNH Equipment Trust Series 2017-B A3
1.86%, 09/15/22	1,110,000	1,107,587
Colony American Homes Series 2014-1A A
(Floating, USD LIBOR 1M + 1.15%), 2.38%, 05/17/31 144A†	511,765	514,225
Colony American Homes Series 2014-2A A
(Floating, USD LIBOR 1M + 0.95%), 2.19%, 07/17/31 144A†	641,671	643,054
Colony Starwood Homes Trust Series 2016-2A A
(Floating, USD LIBOR 1M + 1.25%), 2.48%, 12/17/33 144A†	1,077,530	1,087,390
Conseco Financial Corporation Series 1998-1 A4
6.04%, 11/01/29	49	50
Credit Acceptance Auto Loan Trust Series 2015-1A A
2.00%, 07/15/22 144A	202,132	202,171
Credit Acceptance Auto Loan Trust Series 2016-2A A
2.42%, 11/15/23 144A	2,080,000	2,090,430
Credit Acceptance Auto Loan Trust Series 2017-1A A
2.56%, 10/15/25 144A	1,020,000	1,023,445
CSAB Mortgage-Backed Trust Series 2006-2 A6A
5.72%, 09/25/36 STEP	379,854	236,806
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 1A1
(Floating, ICE LIBOR USD 1M + 0.54%), 1.78%, 12/25/34†	1,286,254	1,252,996
Drive Auto Receivables Trust Series 2016-BA C
3.19%, 07/15/22 144A	590,000	596,115
Drive Auto Receivables Trust Series 2017-2 B
2.25%, 06/15/21	420,000	420,415
Drug Royalty II LP 2 Series 2014-1 A1
(Floating, ICE LIBOR USD 3M + 2.85%), 4.15%, 07/15/23 144A†	132,254	133,563
Dryden Senior Loan Fund Series 2014-31A AR
(Floating, ICE LIBOR USD 3M + 1.08%), 2.38%, 04/18/26 144A†	590,000	592,571
Dryden Senior Loan Fund Series 2015-41A A A
(Floating, ICE LIBOR USD 3M + 1.50%), 2.80%, 01/15/28 144A†	2,000,000	2,007,283
Dryden XXIV Senior Loan Fund Series 2012-24RA AR
(Floating, ICE LIBOR USD 3M + 1.29%), 2.61%, 11/15/23 144A†	678,785	680,708
Dryden XXVI Senior Loan Fund Series 2013-26A A
(Floating, ICE LIBOR USD 3M + 1.10%), 2.40%, 07/15/25 144A†	378,861	379,398
Enterprise Fleet Financing LLC Series 2016-2 A2
1.74%, 02/22/22 144A	1,279,125	1,278,352
Enterprise Fleet Financing LLC Series 2016-2 A3
2.04%, 02/22/22 144A	730,000	728,740
Enterprise Fleet Financing LLC Series 2017-1 A2
2.13%, 07/20/22 144A	380,000	381,142
Enterprise Fleet Financing LLC Series 2017-1 A3
2.60%, 07/20/22 144A	250,000	252,614
Enterprise Fleet Financing LLC Series 2017-2 A2
1.97%, 01/20/23 144A	790,000	790,339

26	See Notes to Schedules of Investments.

	Par	Value
FHLMC Structured Pass-Through Certificates Series T-32 A1
(Floating, USD LIBOR 1M + 0.26%), 1.50%, 08/25/31†	$395,949	$388,893
Flatiron CLO 2015-1, Ltd. Series 2015-1A AR
(Floating, ICE LIBOR USD 3M + 0.89%), 2.17%, 04/15/27 144A†	1,765,000	1,766,403
GM Financial Automobile Leasing Trust Series 2016-1 C
3.24%, 03/20/20	800,000	807,125
GoldenTree Loan Opportunities VII, Ltd. Series 2013-7A A
(Floating, ICE LIBOR USD 3M + 1.15%), 2.46%, 04/25/25 144A†	494,065	494,641
Greystone Commercial Real Estate Notes, Ltd. Series 2017-FL1A A
(Floating, ICE LIBOR USD 1M + 1.55%), 2.78%, 03/15/27 144A†	900,000	909,238
GT Loan Financing I Ltd. Series 2013-1A A
(Floating, ICE LIBOR USD 3M + 1.27%), 2.58%, 10/28/24 144A†	1,100,000	1,102,237
Home Auto Receivables Owner Trust Series 2017-3 A3
1.79%, 09/20/21	1,500,000	1,498,990
Honda Auto Receivables Owner Trust Series 2016-2 A3
1.39%, 04/15/20	1,410,000	1,407,518
Hyundai Auto Receivables Trust Series 2016-A A3
1.56%, 09/15/20	940,000	939,194
Hyundai Auto Receivables Trust Series 2016-B D
2.68%, 09/15/23	680,000	674,897
IFC SBA Loan-Backed Adjustable Rate Certificate Series 1997-1 A
(Floating, Prime Rate U.S. - 2.00%), 1.50%, 01/15/24 144A†	33,765	33,596
Invitation Homes Trust Series 2014-SFR2 A
(Floating, USD LIBOR 1M + 1.10%), 2.34%, 09/17/31 144A†	1,422,969	1,428,412
John Deere Owner Trust Series 2017-B A3
1.82%, 10/15/21	575,000	574,838
JP Morgan Mortgage Acquisition Corporation Series 2006-FRE2 A1
(Floating, ICE LIBOR USD 1M + 0.18%), 1.42%, 02/25/36†	253,803	253,476
Kubota Credit Owner Trust Series 2016-1A A2
1.25%, 04/15/19 144A	513,560	513,005
Kubota Credit Owner Trust Series 2017-1A A3
1.88%, 08/16/21 144A	1,730,000	1,726,798
LA Arena Funding LLC Series 1 A
7.66%, 12/15/26 144A	159,992	172,304
LCM XVII LP Series 17A AR
(Floating, ICE LIBOR USD 3M + 1.35%), 2.65%, 10/15/26 144A†	1,250,000	1,254,787
Madison Park Funding XIV, Ltd. Series 2014-14A A2R
(Floating, ICE LIBOR USD 3M + 1.12%), 2.43%, 07/20/26 144A†	250,000	251,436
Madison Park Funding XIV, Ltd. Series 2014-14A BR
(Floating, ICE LIBOR USD 3M + 1.55%), 2.86%, 07/20/26 144A†	1,370,000	1,372,981
Mercedes-Benz Master Owner Trust Series 2016-BA
(Floating, USD LIBOR 1M + 0.70%), 1.93%, 05/17/21 144A†	1,354,000	1,364,694
Mercedes-Benz Master Owner Trust Series 2017-BA A
(Floating, USD LIBOR 1M + 0.42%), 1.65%, 05/16/22 144A†	1,750,000	1,756,471
MMAF Equipment Finance LLC Series 2017-AA A3
2.04%, 02/16/22 144A	2,210,000	2,212,441
Mountain Hawk II CLO, Ltd. Series 2013-2A A1
(Floating, ICE LIBOR USD 3M + 1.16%), 2.47%, 07/22/24 144A†	315,000	315,839
MVW Owner Trust Series 2017-1A A
2.42%, 12/20/34 144A	971,294	970,415
Navient Private Education Loan Trust Series 2014-CTA A
(Floating, ICE LIBOR USD 1M + 0.70%), 1.93%, 09/16/24 144A†	78,966	79,021
Navient Student Loan Trust Series 2016-5A A
(Floating, ICE LIBOR USD 1M + 1.25%), 2.49%, 06/25/65 144A†	703,650	718,722
Navient Student Loan Trust Series 2016-6A A2
(Floating, ICE LIBOR USD 1M + 0.75%), 1.99%, 03/25/66 144A†	1,500,000	1,506,929
Navient Student Loan Trust Series 2017-2A A
(Floating, ICE LIBOR USD 1M + 1.05%), 2.28%, 12/27/66 144A†	1,458,166	1,479,910

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Navient Student Loan Trust Series 2017-5A A
(Floating, ICE LIBOR USD 1M + 0.80%), 2.05%, 07/26/66 144A†	$1,500,000	$1,498,260
Nelnet Student Loan Trust Series 2016-1A A
(Floating, ICE LIBOR USD 1M + 0.80%), 2.04%, 09/25/65 144A†	1,599,185	1,622,960
Nissan Auto Receivables Owner Trust Series 2016-A A4
1.59%, 07/15/22	2,860,000	2,841,622
Nissan Master Owner Receivables Trust Series 2016-A A2
1.54%, 06/15/21	1,440,000	1,432,904
Nissan Master Owner Receivables Trust Series 2017-B A
(Floating, USD LIBOR 1M + 0.43%), 1.66%, 04/18/22†	1,650,000	1,658,362
OCP CLO 2014-7, Ltd. Series 2014-7A A1AR
(Floating, ICE LIBOR USD 3M + 0.95%), 0.00%, 10/20/26 144A†	570,000	570,000
Octagon Investment Partners XVII, Ltd. Series 2013-1A A1R
(Floating, ICE LIBOR USD 3M + 1.00%), 2.31%, 10/25/25 144A†	1,370,000	1,372,986
OneMain Financial Issuance Trust Series 2014-2A A
2.47%, 09/18/24 144A	348,394	349,227
OneMain Financial Issuance Trust Series 2015-2A A
2.57%, 07/18/25 144A	861,925	864,603
OZLM Funding II, Ltd. Series 2012-2A A1R
(Floating, ICE LIBOR USD 3M + 1.44%), 2.75%, 10/30/27 144A†	950,000	953,159
Palmer Square CLO 2013-2, Ltd. Series 2013-2A A1AR
(Floating, ICE LIBOR USD 3M + 1.22%), 2.52%, 10/17/27 144A†	1,405,000	1,417,345
Palmer Square Loan Funding 2017-1, Ltd. Series 2017-1A A1
(Floating, ICE LIBOR USD 3M + 0.74%), 2.06%, 10/15/25 144A†	955,000	955,364
PFS Financing Corporation Series 2016-BA A
1.87%, 10/15/21 144A	290,000	288,792
Regatta V Funding, Ltd. Series 2014-1A A1AR
(Floating, ICE LIBOR USD 3M + 1.16%), 2.47%, 10/25/26 144A†	2,000,000	2,001,079
Santander Drive Auto Receivables Trust Series 2013-A C
3.12%, 10/15/19 144A	132,926	133,246
Santander Drive Auto Receivables Trust Series 2014-3 D
2.65%, 08/17/20	210,000	211,579
Santander Drive Auto Receivables Trust Series 2014-4 C
2.60%, 11/16/20	918,606	922,102
Santander Drive Auto Receivables Trust Series 2015-1 D
3.24%, 04/15/21	320,000	324,658
Santander Drive Auto Receivables Trust Series 2015-2 D
3.02%, 04/15/21	555,000	563,879
Santander Drive Auto Receivables Trust Series 2016-2 A3
1.56%, 05/15/20	496,548	496,628
Santander Drive Auto Receivables Trust Series 2016-2 C
2.66%, 11/15/21	640,000	645,681
Santander Drive Auto Receivables Trust Series 2017-1 A3
1.77%, 09/15/20	190,000	189,956
Securitized Asset-Backed Receivables LLC Trust Series 2006-OP1 M1
(Floating, ICE LIBOR USD 1M + 0.37%), 1.61%, 10/25/35†	1,708,273	1,712,667
Securitized Auto Receivables LLC Trust Series 2017-2A A2A
1.78%, 01/27/20 144A	1,030,000	1,030,159
Securitized Auto Receivables LLC Trust Series 2017-2A A3
2.04%, 04/26/21 144A	1,390,000	1,390,438
SLC Student Loan Trust Series 2006-2 A5
(Floating, ICE LIBOR USD 3M + 0.10%), 1.42%, 09/15/26†	1,092,258	1,089,185
SLM Private Credit Student Loan Trust Series 2003-B A2
(Floating, ICE LIBOR USD 3M + 0.40%), 1.72%, 03/15/22†	31,450	31,498
SLM Private Credit Student Loan Trust Series 2005-A A3
(Floating, ICE LIBOR USD 3M + 0.20%), 1.52%, 06/15/23†	2,367,498	2,363,761
SLM Private Education Loan Trust Series 2010-A 2A
(Floating, ICE LIBOR USD 1M + 3.25%), 4.48%, 05/16/44 144A†	968,975	1,002,871
SLM Private Education Loan Trust Series 2011-B A2
3.74%, 02/15/29 144A	967,987	983,956
SLM Private Education Loan Trust Series 2014-A A2A
2.59%, 01/15/26 144A	500,362	503,574
SLM Private Education Loan Trust Series 2014-A A2B
(Floating, ICE LIBOR USD 1M + 1.15%), 2.38%, 01/15/26 144A†	1,122,434	1,131,025

28	See Notes to Schedules of Investments.

	Par	Value
SLM Student Loan Trust Series 2003-5 A45
(Floating, Euribor 3M + 0.27%), 0.00%, 06/17/24(E)†	$436,310	$514,124
SLM Student Loan Trust Series 2004-2 A5
(Floating, Euribor 3M + 0.18%), 0.00%, 01/25/24(E)†	2,769,112	3,266,595
SLM Student Loan Trust Series 2004-3 A5
(Floating, ICE LIBOR USD 3M + 0.17%), 1.48%, 07/25/23†	1,272,645	1,273,004
SLM Student Loan Trust Series 2005-8 A4
(Floating, ICE LIBOR USD 3M + 0.55%), 1.86%, 01/25/28†	2,647,103	2,653,385
SMB Private Education Loan Trust Series 2015-C A2A
2.75%, 07/15/27 144A	770,106	778,589
SMB Private Education Loan Trust Series 2016-A A2A
2.70%, 05/15/31 144A	470,000	471,975
SMB Private Education Loan Trust Series 2016-B A2A
2.43%, 02/17/32 144A	298,000	296,046
Sofi Consumer Loan Program Series 2017-5 A1
2.14%, 09/25/26 144A	1,700,000	1,700,058
SoFi Professional Loan Program LLC Series 2015-A A1
(Floating, ICE LIBOR USD 1M + 1.20%), 2.43%, 03/25/33 144A†	518,834	527,232
SoFi Professional Loan Program LLC Series 2015-D A2
2.72%, 10/27/36 144A	641,867	645,870
SoFi Professional Loan Program LLC Series 2016-A A2
2.76%, 12/26/36 144A	534,155	539,465
SoFi Professional Loan Program LLC Series 2016-C A2B
2.36%, 12/27/32 144A	210,000	208,796
SoFi Professional Loan Program LLC Series 2016-D A2A
1.53%, 04/25/33 144A	307,260	306,805
SoFi Professional Loan Program LLC Series 2016-D A2B
2.34%, 04/25/33 144A	190,000	188,600
SoFi Professional Loan Program LLC Series 2016-F A2
3.02%, 02/25/40 144A	1,683,713	1,694,738
SoFi Professional Loan Program LLC Series 2017-C A2A
1.75%, 07/25/40 144A	772,415	771,936
Springleaf Funding Trust Series 2015-AA A
3.16%, 11/15/24 144A	545,000	548,926
Starwood Waypoint Homes Trust Series 2017-1 A
(Floating, USD LIBOR 1M + 0.95%), 2.20%, 01/17/35 144A†	2,030,000	2,032,183
Structured Asset Securities Corporation Mortgage Loan Trust Series 2005-7XS 2A1A
(Floating, ICE LIBOR USD 1M + 1.50%), 2.74%, 04/25/35†	322,243	316,202
Symphony CLO VIII LP Series 2012-8A AR
(Floating, ICE LIBOR USD 3M + 1.10%), 2.40%, 01/09/23 144A†	746,224	747,543
Synchrony Credit Card Master Note Trust Series 2015-2 A
1.60%, 04/15/21	1,500,000	1,500,719
Synchrony Credit Card Master Note Trust Series 2016-3 A
1.58%, 09/15/22	1,710,000	1,700,793
Towd Point Mortgage Trust Series 2016-3 A1
2.25%, 04/25/56 144A†	796,850	794,877
Toyota Auto Receivables Owner Trust Series 2016-B A3
1.30%, 04/15/20	670,000	668,574
Treman Park CLO, Ltd. Series 2015-1A AR
(Floating, ICE LIBOR USD 3M + 1.37%), 2.68%, 04/20/27 144A†	1,000,000	1,008,328
Tryon Park CLO, Ltd. Series 2013-1A A1
(Floating, ICE LIBOR USD 3M + 1.12%), 2.42%, 07/15/25 144A†	1,770,000	1,772,978
Tryon Park CLO, Ltd. Series 2013-1A A2
(Floating, ICE LIBOR USD 3M + 1.55%), 2.85%, 07/15/25 144A†	1,175,000	1,178,266
USAA Auto Owner Trust Series 2017-1 A3
1.70%, 05/17/21	660,000	659,020
Venture XVII CLO, Ltd. Series 2014-17A CR
(Floating, ICE LIBOR USD 3M + 2.20%), 3.50%, 07/15/26 144A†	360,000	361,570
Verizon Owner Trust Series 2016-1A A
1.42%, 01/20/21 144A	300,000	298,974
Vibrant CLO III, Ltd. Series 2015-3A A1R
(Floating, ICE LIBOR USD 3M + 1.48%), 2.79%, 04/20/26 144A†	250,000	250,891
VOLT LIX LLC Series 2017-NPL6 A1
3.25%, 05/25/47 144A STEP	859,656	864,916
VOLT LVIII LLC Series 2017-NPL5 A1
3.38%, 05/28/47 144A STEP	1,392,141	1,401,677
VOLT LX LLC Series 2017-NPL7 A1
3.25%, 04/25/59 144A STEP	418,575	420,638

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
VOLT LXI LLC Series 2017-NPL8 A1
3.13%, 06/25/47 144A STEP	$535,154	$537,863
VOLT XL LLC Series 2015-NP14 A1
4.38%, 11/27/45 144A STEP	183,751	184,836
Voya CLO, Ltd. Series 2013-3A A2R
(Floating, ICE LIBOR USD 3M + 1.50%), 2.80%, 01/18/26 144A†	1,000,000	1,000,776
Westlake Automobile Receivables Trust Series 2016-2A B
2.30%, 11/15/19 144A	710,000	711,566
Westlake Automobile Receivables Trust Series 2016-2A D
4.10%, 06/15/21 144A	350,000	355,928
Westlake Automobile Receivables Trust Series 2017-1A C
2.70%, 10/17/22 144A	740,000	743,612
Wheels SPV 2 LLC Series 2016-1A A2
1.59%, 05/20/25 144A	186,179	185,903
1.88%, 04/20/26 144A	220,000	220,072

Total Asset-Backed Securities (Cost $155,335,045)		156,097,582

CERTIFICATES OF DEPOSIT — 0.6%
Barclays Bank PLC
1.94%, 09/04/18	4,700,000	4,700,966
Wells Fargo Bank NA
1.35%, 10/06/17†	900,000	900,025

Total Certificates Of Deposit (Cost $5,600,000)		5,600,991

COMMERCIAL PAPER — 0.3%
AXA SA
0.00%, 11/08/17	2,000,000	1,996,762
Coca-Cola Co.
0.00%, 04/12/18	700,000	694,866

Total Commercial Paper (Cost $2,692,084)		2,691,628

CORPORATE BONDS — 23.9%
AbbVie, Inc.
2.30%, 05/14/21	2,300,000	2,298,191
2.90%, 11/06/22	290,000	294,439
2.85%, 05/14/23	1,000,000	1,009,051
ADT Corporation
6.25%, 10/15/21	150,000	167,419
AES Corporation
7.38%, 07/01/21	435,000	499,206
Aetna, Inc.
1.70%, 06/07/18	290,000	290,242
Air Lease Corporation
2.63%, 09/04/18	640,000	645,233
3.88%, 04/01/21Δ	440,000	459,911
2.63%, 07/01/22Δ	500,000	496,964
Amazon.com, Inc.
1.90%, 08/21/20 144A	690,000	692,169
American Express Co.
2.50%, 08/01/22	545,000	544,992
American Express Credit Corporation
1.88%, 05/03/19	390,000	390,539
2.20%, 03/03/20	735,000	739,106
American Honda Finance Corporation
1.70%, 02/22/19Δ	500,000	499,896
1.20%, 07/12/19	650,000	644,276
American International Group, Inc.
3.30%, 03/01/21	400,000	412,475
American Tower Corporation REIT
2.80%, 06/01/20Δ	508,000	516,018
3.45%, 09/15/21	610,000	631,839
2.25%, 01/15/22	2,700,000	2,658,895
Amgen, Inc.
1.90%, 05/10/19	1,045,000	1,047,018
2.65%, 05/11/22	215,000	216,986
Amphenol Corporation
2.20%, 04/01/20	365,000	365,729
Analog Devices, Inc.
3.50%, 12/05/26	315,000	318,719
Arconic, Inc.
5.40%, 04/15/21	500,000	538,275
Ares Capital Corporation
3.63%, 01/19/22	1,325,000	1,345,689
Astoria Financial Corporation
3.50%, 06/08/20	480,000	485,096
AT&T, Inc.
2.30%, 03/11/19	1,070,000	1,075,958
(Floating, ICE LIBOR USD 3M + 0.95%), 2.25%, 07/15/21†	1,000,000	1,013,145
2.85%, 02/14/23Δ	395,000	393,005
Athene Global Funding
2.75%, 04/20/20 144A	1,445,000	1,457,003
Aviation Capital Group Corporation
4.63%, 01/31/18 144A	500,000	504,601
2.88%, 09/17/18 144A	2,000,000	2,017,473
2.88%, 01/20/22 144A	415,000	415,487
Bank of America Corporation
2.65%, 04/01/19	2,500,000	2,523,421
2.15%, 11/09/20	195,000	194,539
(Floating, ICE LIBOR USD 3M + 0.66%), 1.97%, 07/21/21†	800,000	802,212
(Variable, ICE LIBOR USD 3M + 0.66%), 2.37%, 07/21/21†	1,300,000	1,300,973
(Variable, ICE LIBOR USD 3M + 0.63%), 2.33%, 10/01/21†	1,940,000	1,937,340
(Variable, ICE LIBOR USD 3M + 1.16%), 3.12%, 01/20/23†	495,000	504,313
(Floating, ICE LIBOR USD 3M + 1.00%), 2.31%, 04/24/23Δ†	1,015,000	1,024,413
(Variable, ICE LIBOR USD 3M + 1.02%), 2.88%, 04/24/23†	1,180,000	1,186,375
3.50%, 04/19/26	325,000	331,028
Becton Dickinson and Co.
2.13%, 06/06/19	1,275,000	1,279,034
2.40%, 06/05/20	325,000	326,350
BGC Partners, Inc.
5.13%, 05/27/21	1,400,000	1,474,900

30	See Notes to Schedules of Investments.

	Par	Value
BMW US Capital LLC
1.50%, 04/11/19 144A	$430,000	$428,824
Boston Scientific Corporation
2.65%, 10/01/18	1,800,000	1,816,552
3.38%, 05/15/22	1,100,000	1,129,856
Branch Banking & Trust Co.
1.45%, 05/10/19	1,180,000	1,173,582
Broadcom Corporation
2.38%, 01/15/20 144A	3,255,000	3,274,794
3.00%, 01/15/22 144A	845,000	859,941
3.63%, 01/15/24 144A	455,000	468,096
Burlington Northern Santa Fe LLC
3.40%, 09/01/24	500,000	522,075
CA, Inc.
3.60%, 08/15/22Δ	205,000	210,351
Cantor Fitzgerald LP
6.50%, 06/17/22 144A	750,000	845,317
Capital One Financial Corporation
(Floating, ICE LIBOR USD 3M + 0.95%), 2.27%, 03/09/22†	995,000	995,655
3.75%, 04/24/24Δ	360,000	372,301
Capital One NA
2.35%, 01/31/20	1,030,000	1,036,020
Cardinal Health, Inc.
1.95%, 06/14/19	745,000	745,606
Caterpillar Financial Services Corporation
1.50%, 02/23/18Δ	300,000	300,109
1.90%, 03/22/19	640,000	641,700
2.10%, 01/10/20	325,000	326,838
CBOE Holdings, Inc.
1.95%, 06/28/19	320,000	319,816
Celgene Corporation
2.25%, 08/15/21Δ	1,540,000	1,533,788
CenterPoint Energy, Inc.
2.50%, 09/01/22	320,000	319,709
CenturyLink, Inc.
5.63%, 04/01/20Δ	530,000	555,016
Charter Communications Operating LLC
4.46%, 07/23/22	640,000	677,847
Cheniere Energy Partners
5.25%, 10/01/25 144A	430,000	440,750
Chevron Corporation
1.69%, 02/28/19Δ	390,000	390,200
CIT Group, Inc.
5.50%, 02/15/19 144A	67,000	70,183
Citibank NA
2.00%, 03/20/19	870,000	873,073
1.85%, 09/18/19	1,090,000	1,089,961
2.10%, 06/12/20	1,050,000	1,052,190
Citigroup, Inc.
(Floating, ICE LIBOR USD 3M + 0.93%), 2.25%, 06/07/19†	1,000,000	1,010,195
2.45%, 01/10/20	820,000	826,948
2.75%, 04/25/22	1,100,000	1,106,448
(Floating, ICE LIBOR USD 3M + 0.95%), 2.26%, 07/24/23†	1,620,000	1,625,076
(Variable, ICE LIBOR USD 3M + 0.95%), 2.88%, 07/24/23†	965,000	967,307
Citizens Bank NA
1.60%, 12/04/17	900,000	899,865
2.30%, 12/03/18	350,000	351,404
2.45%, 12/04/19	600,000	604,904
2.25%, 03/02/20	285,000	285,538
2.20%, 05/26/20	370,000	370,179
CNH Industrial Capital LLC
3.88%, 07/16/18	530,000	537,287
3.38%, 07/15/19Δ	275,000	279,813
3.88%, 10/15/21	145,000	149,368
Community Health Systems, Inc.
5.13%, 08/01/21Δ	300,000	297,000
Continental Airlines Class B Pass-Through Trust Series 2010-1
6.00%, 01/12/19	173,557	179,197
Crown Castle International Corporation REIT
4.88%, 04/15/22	325,000	353,329
3.20%, 09/01/24	585,000	583,120
Crown Castle Towers LLC
3.22%, 05/15/22 144A	1,500,000	1,532,115
D.R. Horton, Inc.
3.63%, 02/15/18	700,000	701,322
4.00%, 02/15/20	1,100,000	1,139,824
Daimler Finance North America LLC
2.00%, 08/03/18 144A	3,000,000	3,008,484
1.50%, 07/05/19 144A	1,090,000	1,081,352
2.20%, 05/05/20 144A	230,000	230,359
DCP Midstream Operating LP
2.70%, 04/01/19	420,000	420,000
5.35%, 03/15/20 144A	275,000	288,750
DDR Corporation
2.50%, 10/01/20	395,000	396,747
Delta Air Lines, Inc.
2.88%, 03/13/20	465,000	470,506
3.63%, 03/15/22	2,285,000	2,350,888
Diamond 1 Finance Corporation
3.48%, 06/01/19 144A	1,455,000	1,484,490
4.42%, 06/15/21 144A	300,000	315,238
5.88%, 06/15/21 144A	140,000	146,709
5.45%, 06/15/23 144A	500,000	547,858
Discovery Communications LLC
4.38%, 06/15/21	220,000	232,531
DISH DBS Corporation
4.25%, 04/01/18	700,000	707,000
6.75%, 06/01/21	700,000	771,750
Dominion Energy, Inc.
1.50%, 09/30/18 144A	1,005,000	1,002,797
Dominion Resources, Inc.
2.96%, 07/01/19 STEP	200,000	202,960
2.58%, 07/01/20	335,000	338,019
DTE Energy Co.
1.50%, 10/01/19	400,000	394,400
DXC Technology Co.
2.88%, 03/27/20	140,000	141,952

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
E*TRADE Financial Corporation
2.95%, 08/24/22	$410,000	$411,377
eBay, Inc.
2.50%, 03/09/18	280,000	281,115
2.15%, 06/05/20	580,000	581,683
(Floating, ICE LIBOR USD 3M + 0.87%), 2.18%, 01/30/23†	1,900,000	1,906,413
EI du Pont de Nemours & Co.
2.20%, 05/01/20	365,000	367,487
Emera US Finance LP
2.15%, 06/15/19	250,000	250,204
Enbridge Energy Partners LP
4.38%, 10/15/20	625,000	657,393
Energy Transfer Equity LP
7.50%, 10/15/20	300,000	339,375
EnLink Midstream Partners LP
2.70%, 04/01/19Δ	685,000	687,203
Enterprise Products Operating LLC
1.65%, 05/07/18	75,000	74,984
Federal Express Corporation Pass-Through Trust Series 2012
2.63%, 01/15/18 144A	33,858	33,880
Fidelity National Information Services, Inc.
2.00%, 04/15/18	340,000	340,528
Fifth Third Bank
2.30%, 03/15/19	370,000	372,701
FirstEnergy Corporation
2.85%, 07/15/22	2,357,000	2,365,785
Ford Motor Credit Co. LLC
2.15%, 01/09/18	700,000	700,922
2.94%, 01/08/19	1,300,000	1,315,047
2.26%, 03/28/19	265,000	265,784
2.02%, 05/03/19	875,000	874,824
2.43%, 06/12/20Δ	1,135,000	1,135,850
(Floating, ICE LIBOR USD 3M + 1.27%), 2.60%, 03/28/22†	435,000	438,036
Fortive Corporation
1.80%, 06/15/19Δ	200,000	199,899
Freeport-McMoRan, Inc.
3.10%, 03/15/20Δ	400,000	402,300
6.50%, 11/15/20	250,000	256,063
3.55%, 03/01/22	200,000	197,438
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144A	395,000	444,239
GameStop Corporation
6.75%, 03/15/21 144A	350,000	365,750
General Motors Financial Co., Inc.
3.10%, 01/15/19	175,000	177,525
2.40%, 05/09/19	780,000	783,735
(Floating, ICE LIBOR USD 3M + 0.93%), 2.23%, 04/13/20†	1,010,000	1,015,678
2.65%, 04/13/20	460,000	463,733
3.20%, 07/13/20	730,000	748,079
(Floating, ICE LIBOR USD 3M + 1.55%), 2.85%, 01/14/22Δ†	895,000	914,654
3.15%, 06/30/22	430,000	433,896
3.70%, 05/09/23	140,000	142,846
Georgia-Pacific LLC
3.73%, 07/15/23 144A	500,000	527,484
Gilead Sciences, Inc.
1.85%, 09/20/19	480,000	480,517
Glencore Funding LLC
(Floating, ICE LIBOR USD 3M + 1.36%), 2.66%, 01/15/19 144A†	680,000	687,397
Goldman Sachs Group, Inc.
2.30%, 12/13/19	155,000	155,750
2.60%, 12/27/20	1,115,000	1,124,622
2.35%, 11/15/21	260,000	258,027
3.00%, 04/26/22	1,870,000	1,892,570
(Floating, ICE LIBOR USD 3M + 1.05%), 2.37%, 06/05/23†	1,490,000	1,499,570
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	263,000	291,728
HCA, Inc.
3.75%, 03/15/19	1,600,000	1,638,000
Hewlett Packard Enterprise Co.
2.45%, 10/05/17	658,000	658,031
2.85%, 10/05/18	1,981,000	2,001,299
2.10%, 10/04/19 144A	1,315,000	1,316,088
HSBC USA, Inc.
(Floating, ICE LIBOR USD 3M + 0.61%), 1.92%, 11/13/19†	2,000,000	2,009,141
2.75%, 08/07/20	1,500,000	1,527,580
Hughes Satellite Systems Corporation
6.50%, 06/15/19	275,000	293,563
Huntington National Bank
2.20%, 11/06/18	300,000	301,028
2.38%, 03/10/20Δ	490,000	493,126
Hyundai Capital America
2.40%, 10/30/18 144A	155,000	155,603
2.55%, 04/03/20 144A	385,000	384,558
IAC/InterActiveCorp
4.88%, 11/30/18	234,000	235,170
IBM Credit LLC
1.63%, 09/06/19Δ	1,445,000	1,444,301
International Lease Finance Corporation
5.88%, 04/01/19	800,000	843,022
6.25%, 05/15/19	1,300,000	1,382,287
4.63%, 04/15/21Δ	350,000	372,536
Interpublic Group of Cos., Inc.
2.25%, 11/15/17	283,000	283,102
IPALCO Enterprises, Inc.
3.70%, 09/01/24 144A	210,000	210,764
Iron Mountain, Inc. REIT
4.38%, 06/01/21 144A	435,000	451,004
iStar, Inc. REIT
4.63%, 09/15/20	225,000	230,625
J.B. Hunt Transport Services, Inc.
2.40%, 03/15/19	620,000	623,316

32	See Notes to Schedules of Investments.

	Par	Value
Jackson National Life Global Funding
(Floating, ICE LIBOR USD 3M + 0.73%), 2.06%, 06/27/22 144A†	$2,100,000	$2,113,946
John Deere Capital Corporation
1.95%, 01/08/19	550,000	552,281
JPMorgan Chase & Co.
6.30%, 04/23/19	320,000	341,541
(Floating, ICE LIBOR USD 3M + 1.21%), 2.52%, 10/29/20†	5,900,000	6,041,128
(Floating, ICE LIBOR USD 3M + 0.68%), 2.00%, 06/01/21Δ†	1,265,000	1,272,072
(Variable, ICE LIBOR USD 3M + 0.94%), 2.78%, 04/25/23†	1,905,000	1,916,565
KeyBank NA
1.70%, 06/01/18	900,000	900,998
2.35%, 03/08/19	440,000	443,685
Kinder Morgan Energy Partners LP
5.00%, 10/01/21Δ	300,000	323,388
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18 144A	2,300,000	2,325,732
Kinder Morgan, Inc.
2.00%, 12/01/17	210,000	210,078
3.05%, 12/01/19	749,000	762,927
(Floating, ICE LIBOR USD 3M + 1.28%), 2.59%, 01/15/23†	695,000	696,604
Kraft Heinz Foods Co.
2.00%, 07/02/18	1,830,000	1,834,097
(Floating, ICE LIBOR USD 3M + 0.82%), 2.13%, 08/10/22†	400,000	400,643
Lam Research Corporation
2.75%, 03/15/20Δ	203,000	206,383
2.80%, 06/15/21	755,000	764,431
Lehman Escrow Bonds
0.00%, 01/18/12#	600,000	37,500
0.00%, 12/28/17#Y	2,600,000	—
Lennar Corporation
4.50%, 06/15/19	1,100,000	1,135,750
4.13%, 01/15/22	1,250,000	1,295,312
Manufacturer & Traders Trust Co.
2.05%, 08/17/20Δ	570,000	569,343
Masco Corporation
5.95%, 03/15/22	683,000	769,952
McCormick & Co., Inc.
2.70%, 08/15/22	200,000	201,169
Metropolitan Life Global Funding I
1.95%, 12/03/18 144A	670,000	671,446
Moody’s Corporation
2.75%, 12/15/21	255,000	257,251
Morgan Stanley
2.45%, 02/01/19	560,000	564,093
2.75%, 05/19/22	705,000	709,361
(Floating, ICE LIBOR USD 3M + 0.93%), 2.24%, 07/22/22†	2,915,000	2,927,645
Motorola Solutions, Inc.
3.50%, 09/01/21	1,900,000	1,958,422
National Oilwell Varco, Inc.
1.35%, 12/01/17	660,000	659,329
National Retail Properties, Inc. REIT
5.50%, 07/15/21	151,000	165,346
Navient Corporation
5.50%, 01/15/19	1,800,000	1,864,584
4.88%, 06/17/19	900,000	933,750
8.00%, 03/25/20	400,000	442,000
6.63%, 07/26/21	400,000	429,000
NetApp, Inc.
2.00%, 09/27/19	495,000	495,085
New York Life Global Funding
1.55%, 11/02/18 144A	710,000	709,438
Newell Rubbermaid, Inc.
2.15%, 10/15/18	240,000	240,967
2.60%, 03/29/19	121,000	122,013
Newmont Mining Corporation
3.50%, 03/15/22	280,000	289,820
NextEra Energy Capital Holdings, Inc.
1.65%, 09/01/18	230,000	229,951
Nissan Motor Acceptance Corporation
2.00%, 03/08/19 144AΔ	5,740,000	5,745,344
2.25%, 01/13/20 144A	310,000	311,634
2.15%, 09/28/20 144AΔ	515,000	515,457
Northwest Airlines Class G-2 Pass-Through Trust Series 2002-1
6.26%, 11/20/21	71,407	76,316
Nuance Communications, Inc.
5.38%, 08/15/20 144A	274,000	279,343
NuStar Logistics LP
6.75%, 02/01/21	250,000	271,875
NUVEEN FINANCE LLC
2.95%, 11/01/19 144A	1,400,000	1,424,008
NVIDIA Corporation
2.20%, 09/16/21	520,000	517,890
Omnicom Group, Inc.
3.63%, 05/01/22	435,000	454,095
ONEOK, Inc.
4.25%, 02/01/22Δ	300,000	312,543
Oracle Corporation
1.90%, 09/15/21	1,100,000	1,092,594
Pennsylvania Electric Co.
5.20%, 04/01/20	500,000	531,044
Penske Truck Leasing Co. LP
3.38%, 03/15/18 144A	2,900,000	2,922,640
2.50%, 06/15/19 144A	190,000	191,469
3.20%, 07/15/20 144A	1,000,000	1,025,453
3.38%, 02/01/22 144A	650,000	668,047
PepsiCo, Inc.
1.35%, 10/04/19	320,000	319,142
Pioneer Natural Resources Co.
6.88%, 05/01/18	400,000	411,508
Pitney Bowes, Inc.
3.63%, 09/15/20	600,000	601,684
4.70%, 04/01/23	255,000	251,038
Plains All American Pipeline LP
6.50%, 05/01/18Δ	900,000	921,811

See Notes to Schedules of Investments.	33

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Priceline Group, Inc.
2.75%, 03/15/23	$260,000	$260,062
Pricoa Global Funding
2.45%, 09/21/22 144AΔ	255,000	255,673
Protective Life Global Funding
2.16%, 09/25/20 144A	1,565,000	1,562,993
QEP Resources, Inc.
6.88%, 03/01/21Δ	155,000	163,913
QUALCOMM, Inc.
1.85%, 05/20/19	485,000	486,499
Radian Group, Inc.
5.25%, 06/15/20	158,000	165,505
Realty Income Corporation REIT
6.75%, 08/15/19	505,000	548,219
Reliance Standard Life Global Funding II
2.15%, 10/15/18 144A	1,490,000	1,496,202
Rockies Express Pipeline LLC
6.00%, 01/15/19 144A	285,000	296,400
Rockwell Collins, Inc.
1.95%, 07/15/19	535,000	535,232
Ryder System, Inc.
2.50%, 09/01/22	325,000	323,077
S&P Global, Inc.
2.50%, 08/15/18	270,000	271,901
3.30%, 08/14/20	800,000	821,199
Sabine Pass Liquefaction LLC
5.63%, 02/01/21	1,170,000	1,267,151
6.25%, 03/15/22	1,100,000	1,238,374
Santander Holdings USA, Inc.
2.65%, 04/17/20	1,500,000	1,507,760
3.70%, 03/28/22 144A	815,000	831,195
Seagate HDD Cayman
3.75%, 11/15/18	660,000	671,956
4.25%, 03/01/22 144A	535,000	532,536
Sherwin-Williams Co.
2.25%, 05/15/20	670,000	673,078
Sirius XM Radio, Inc.
3.88%, 08/01/22 144AΔ	470,000	483,019
SLM Corporation
5.13%, 04/05/22	580,000	597,400
Smithfield Foods, Inc.
2.70%, 01/31/20 144A	250,000	251,051
2.65%, 10/03/21 144A	495,000	494,783
Southern California Edison Co.
1.85%, 02/01/22	964,286	954,496
Southern Co.
2.95%, 07/01/23	1,500,000	1,509,577
Sprint Communications, Inc.
9.00%, 11/15/18 144A	313,000	336,606
Sprint Spectrum Co., LLC
3.36%, 09/20/21 144A	1,570,000	1,597,475
Stanley Black & Decker, Inc.
2.45%, 11/17/18	530,000	533,498
Starwood Property Trust, Inc. REIT
5.00%, 12/15/21	275,000	287,719
Stryker Corporation
2.00%, 03/08/19	300,000	300,738
Synchrony Bank
3.00%, 06/15/22	490,000	489,321
Synchrony Financial
2.60%, 01/15/19	370,000	372,480
3.00%, 08/15/19	390,000	396,547
(Floating, ICE LIBOR USD 3M + 1.23%), 2.54%, 02/03/20†	950,000	959,808
Targa Resources Partners LP
4.13%, 11/15/19	150,000	151,688
Tech Data Corporation
3.70%, 02/15/22	390,000	393,660
TECO Finance, Inc.
(Floating, ICE LIBOR USD 3M + 0.60%), 1.90%, 04/10/18†	1,500,000	1,502,422
Thermo Fisher Scientific, Inc.
3.30%, 02/15/22	1,900,000	1,966,805
TimeWarner Cable LLC
6.75%, 07/01/18	1,000,000	1,036,389
Toyota Motor Credit Corporation
1.70%, 02/19/19	490,000	489,934
Unit Corporation
6.63%, 05/15/21	175,000	176,313
United States Steel Corporation
8.38%, 07/01/21 144AΔ	1,410,000	1,561,575
UnitedHealth Group, Inc.
1.90%, 07/16/18	420,000	421,157
US Airways Class B Pass-Through Trust Series 2011-1
9.75%, 10/22/18	653,550	707,469
US Airways Class B Pass-Through Trust Series 2012-1
8.00%, 10/01/19	250,904	273,485
Verizon Communications, Inc.
(Floating, ICE LIBOR USD 3M + 0.55%), 1.86%, 05/22/20†	1,480,000	1,482,612
2.95%, 03/15/22	285,000	290,130
(Floating, ICE LIBOR USD 3M + 1.00%), 2.32%, 03/16/22Δ†	580,000	588,770
VMware, Inc.
2.30%, 08/21/20	1,360,000	1,364,929
Volkswagen Group of America Finance LLC
1.60%, 11/20/17 144A	1,370,000	1,370,059
2.13%, 05/23/19 144A	735,000	735,604
Walgreen Co.
3.10%, 09/15/22	370,000	377,372
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	290,000	294,107
WEA Finance LLC REIT
2.70%, 09/17/19 144A	260,000	262,413
Wells Fargo & Co.
(Floating, ICE LIBOR USD 3M + 0.93%), 2.24%, 02/11/22†	755,000	762,376
2.63%, 07/22/22	545,000	546,279
3.07%, 01/24/23	825,000	839,640
Welltower, Inc. REIT
6.13%, 04/15/20	784,000	860,605
West Corporation
4.75%, 07/15/21 144A	310,000	314,650

34	See Notes to Schedules of Investments.

	Par	Value
WR Grace & Co-Conn
5.13%, 10/01/21 144A	$135,000	$146,813
Xerox Corporation
3.63%, 03/15/23	335,000	332,603
ZF North America Capital, Inc.
4.50%, 04/29/22 144A	300,000	316,500
Zimmer Biomet Holdings, Inc.
2.00%, 04/01/18	3,000,000	3,003,448
2.70%, 04/01/20	190,000	192,008
Zoetis, Inc.
3.45%, 11/13/20	300,000	310,393

Total Corporate Bonds (Cost $234,740,894)		236,666,969

FOREIGN BONDS — 16.2%
Australia — 1.3%
Asciano Finance, Ltd.
5.00%, 04/07/18 144A	1,500,000	1,521,242
Australia & New Zealand Banking Group, Ltd.
2.05%, 09/23/19	975,000	976,600
Commonwealth Bank of Australia
2.05%, 03/15/19	590,000	591,920
National Australia Bank, Ltd.
2.25%, 03/16/21 144A	1,500,000	1,501,568
Suncorp-Metway, Ltd.
2.10%, 05/03/19 144A	1,700,000	1,699,473
2.35%, 04/27/20 144A	420,000	420,519
Virgin Australia Pass-Through Trust Series 2013-1A
5.00%, 10/23/23 144A	351,118	368,218
Westpac Banking Corporation
1.95%, 11/23/18	1,270,000	1,272,028
1.60%, 08/19/19	1,460,000	1,453,782
2.15%, 03/06/20	1,245,000	1,249,699
2.10%, 02/25/21 144A	1,500,000	1,499,017
Woodside Finance, Ltd.
4.60%, 05/10/21 144A	400,000	423,153
3.70%, 09/15/26 144A	400,000	401,043

		13,378,262

Bermuda — 0.0%
Enstar Group, Ltd.
4.50%, 03/10/22	275,000	284,777

Canada — 1.6%
Air Canada Class C Pass-Through Trust Series 2013-1
6.63%, 05/15/18 144A	710,000	727,075
Alimentation Couche-Tard, Inc.
2.70%, 07/26/22 144A	320,000	321,391
Bank of Nova Scotia
1.88%, 04/26/21	3,035,000	2,999,342
Canadian Imperial Bank of Commerce
2.35%, 07/27/22 144AΔ	500,000	498,864
Canadian Natural Resources, Ltd.
1.75%, 01/15/18	480,000	480,374
Glencore Finance Canada, Ltd.
2.70%, 10/25/17 144A	1,031,000	1,032,263
National Bank of Canada
(Floating, ICE LIBOR USD 3M + 0.60%), 1.90%, 01/17/20†	400,000	402,243
Province of Alberta Canada
1.90%, 12/06/19	1,000,000	1,000,217
1.75%, 08/26/20 144A	1,000,000	993,126
Province of Ontario Canada
2.40%, 02/08/22Δ	1,000,000	1,008,867
Royal Bank of Canada
1.63%, 04/15/19	1,320,000	1,316,214
2.20%, 09/23/19	247,000	248,363
2.10%, 10/14/20	1,050,000	1,050,558
Toronto-Dominion Bank
2.25%, 03/15/21 144A	800,000	800,825
2.50%, 01/18/22 144A	2,600,000	2,617,748
TransCanada PipeLines, Ltd.
3.13%, 01/15/19	115,000	116,751

		15,614,221

Chile — 0.1%
Itau CorpBanca
3.88%, 09/22/19 144AΔ	500,000	516,883

China — 0.4%
Baidu, Inc.
2.25%, 11/28/17	1,940,000	1,943,052
2.88%, 07/06/22Δ	235,000	236,028
CNOOC Finance 2013, Ltd.
1.75%, 05/09/18	1,000,000	999,099
Sinopec Group Overseas Development 2017, Ltd.
2.38%, 04/12/20 144AΔ	970,000	971,023

		4,149,202

Denmark — 2.0%
AP Moeller - Maersk A/S
2.55%, 09/22/19 144A	670,000	674,093
BRFkredit A/S
1.00%, 01/01/18(D)	17,400,000	2,775,827
Nordea Kredit Realkreditaktieselskab
2.00%, 01/01/18(D)	103,000,000	16,480,090

		19,930,010

Finland — 0.1%
Nokia OYJ
5.38%, 05/15/19Δ	79,000	83,157
3.38%, 06/12/22	635,000	642,144

		725,301

France — 0.7%
Banque Federative du Credit Mutuel
2.20%, 07/20/20 144A	1,230,000	1,229,816
2.70%, 07/20/22 144A	615,000	618,294
BNP Paribas SA
2.95%, 05/23/22 144A	240,000	242,372

See Notes to Schedules of Investments.	35

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.80%, 01/10/24 144AΔ	$335,000	$348,735
BPCE SA
(Floating, ICE LIBOR USD 3M + 1.22%), 2.53%, 05/22/22 144A†	545,000	551,856
(Floating, ICE LIBOR USD 3M + 0.88%), 2.20%, 05/31/22†	1,560,000	1,574,966
Credit Agricole SA
3.38%, 01/10/22 144A	680,000	695,981
Dexia Credit Local SA
2.25%, 02/18/20	2,100,000	2,104,691

		7,366,711

Germany — 0.8%
Erste Abwicklungsanstalt
(Floating, ICE LIBOR USD 3M + 0.21%), 1.53%, 03/09/20†	6,000,000	6,025,020
IHO Verwaltungs GmbH Cash coupon 4.13% or PIK
4.88%, 09/15/21 144A	400,000	408,000
KFW
1.88%, 11/30/20	1,095,000	1,096,666

		7,529,686

Hong Kong — 0.1%
CK Hutchison International 17, Ltd.
2.25%, 09/29/20 144A	990,000	987,667

India — 0.2%
Export-Import Bank of India
3.88%, 10/02/19	1,000,000	1,031,727
2.75%, 04/01/20	300,000	301,683
ICICI Bank, Ltd.
4.80%, 05/22/19	1,000,000	1,039,051

		2,372,461

Ireland — 0.9%
AerCap Ireland Capital DAC
4.63%, 10/30/20	650,000	692,223
5.00%, 10/01/21	200,000	216,004
3.50%, 05/26/22	935,000	958,419
Johnson Controls International PLC
1.40%, 11/02/17	130,000	129,860
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	5,155,000	5,147,288
2.40%, 09/23/21	890,000	887,724
2.88%, 09/23/23	200,000	199,027
SMBC Aviation Capital Finance DAC
2.65%, 07/15/21 144A	390,000	386,744
3.00%, 07/15/22 144AΔ	540,000	539,737
Willis Towers Watson PLC
5.75%, 03/15/21Δ	131,000	144,068

		9,301,094

Israel — 0.2%
Israel Electric Corporation, Ltd.
5.63%, 06/21/18Δ	1,500,000	1,535,250

Italy — 0.2%
Intesa Sanpaolo SpA
5.02%, 06/26/24 144A	500,000	509,024
Telecom Italia Capital SA
7.00%, 06/04/18	200,000	206,700
Wind Acquisition Finance SA
4.75%, 07/15/20 144A	830,000	841,155

		1,556,879

Japan — 1.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
(Floating, ICE LIBOR USD 3M + 1.02%), 2.34%, 09/14/18 144A†	800,000	806,380
Central Nippon Expressway Co., Ltd.
(Floating, ICE LIBOR USD 3M + 0.85%), 2.17%, 09/14/21†	1,000,000	1,006,150
Daiwa Securities Group, Inc.
3.13%, 04/19/22 144A	435,000	440,414
Japan Finance Organization for Municipalities
2.00%, 09/08/20 144A	200,000	198,839
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	254,125
(Floating, ICE LIBOR USD 3M + 0.79%), 2.10%, 07/25/22†	1,500,000	1,506,671
Mitsubishi UFJ Trust & Banking Corporation
2.65%, 10/19/20 144A	700,000	706,836
Mizuho Bank, Ltd.
(Floating, ICE LIBOR USD 3M + 0.70%), 2.00%, 10/03/17†	750,000	750,070
2.40%, 03/26/20 144A	510,000	511,864
Mizuho Financial Group, Inc.
(Floating, ICE LIBOR USD 3M + 0.94%), 2.26%, 02/28/22†	805,000	809,796
2.95%, 02/28/22	245,000	247,123
Sumitomo Mitsui Banking Corporation
1.76%, 10/19/18Δ	400,000	400,050
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	1,100,000	1,083,160
2.85%, 01/11/22Δ	335,000	338,328
Sumitomo Mitsui Trust Bank, Ltd.
2.05%, 03/06/19 144A	870,000	870,929
1.95%, 09/19/19 144A	490,000	488,710
2.05%, 10/18/19 144A	520,000	519,340
Takeda Pharmaceutical Co., Ltd.
2.45%, 01/18/22 144A	605,000	605,161

		11,543,946

Luxembourg — 0.1%
ArcelorMittal
5.75%, 08/05/20Δ	500,000	546,250
6.75%, 02/25/22Δ	375,000	431,719

		977,969

Netherlands — 2.1%
ABN AMRO Bank NV
2.10%, 01/18/19 144A	1,745,000	1,752,099
Bank Nederlandse Gemeenten NV
1.25%, 06/25/18Δ	2,000,000	1,996,456
1.75%, 10/05/20 144A	1,450,000	1,451,783

36	See Notes to Schedules of Investments.

	Par	Value
Deutsche Telekom International Finance BV
2.23%, 01/17/20 144A	$620,000	$621,149
2.82%, 01/19/22 144A	985,000	991,346
Enel Finance International NV
2.88%, 05/25/22 144A	200,000	201,514
ING Bank NV
2.00%, 11/26/18 144A	1,010,000	1,010,723
2.30%, 03/22/19 144A	360,000	361,987
5.80%, 09/25/23 144A	755,000	863,121
ING Groep NV
(Floating, ICE LIBOR USD 3M + 1.15%), 2.48%, 03/29/22†	365,000	371,735
LeasePlan Corporation NV
2.50%, 05/16/18 144A	700,000	700,979
2.88%, 01/22/19 144A	2,500,000	2,506,577
Mondelez International Holdings Netherlands BV
1.63%, 10/28/19 144A	560,000	555,993
Mylan NV
2.50%, 06/07/19	610,000	612,658
Nederlandse Waterschapsbank NV
(Floating, ICE LIBOR USD 3M + 0.02%), 1.34%, 03/15/19 144A†	6,000,000	6,000,477
NXP BV
4.13%, 06/01/21 144A	620,000	650,225
3.88%, 09/01/22 144A	200,000	209,000

		20,857,822

New Zealand — 0.0%
ANZ New Zealand International, Ltd.
2.20%, 07/17/20 144A	340,000	340,416

Norway — 0.3%
DNB Bank ASA
2.13%, 10/02/20 144A	1,600,000	1,599,742
DNB Boligkreditt AS
2.00%, 05/28/20 144A	1,500,000	1,499,745

		3,099,487

Peru — 0.1%
Banco de Credito del Peru
2.25%, 10/25/19 144A	220,000	220,770
Fondo MIVIVIENDA SA
3.50%, 01/31/23 144A	690,000	708,285

		929,055

Qatar — 0.1%
QNB Finance, Ltd.
2.13%, 02/14/18	1,000,000	1,000,070

Singapore — 0.6%
ST Engineering Financial I, Ltd.
4.80%, 07/16/19Δ	6,000,000	6,292,476

South Korea — 0.4%
Hyundai Capital Services, Inc.
1.63%, 08/30/19 144A	520,000	510,731
Korea Western Power Co., Ltd.
2.88%, 10/10/18Δ	3,000,000	3,017,891
KT Corporation
2.63%, 04/22/19	800,000	804,058

		4,332,680

Sweden — 0.2%
Stadshypotek AB
2.50%, 04/05/22 144A	1,000,000	1,007,177
Svenska Handelsbanken AB
1.50%, 09/06/19	835,000	829,428

		1,836,605

Switzerland — 1.0%
Credit Suisse Group AG
3.57%, 01/09/23 144A	1,000,000	1,025,066
Credit Suisse Group Funding Guernsey, Ltd.
(Floating, ICE LIBOR USD 3M + 2.29%), 3.59%, 04/16/21†	1,500,000	1,576,213
3.80%, 09/15/22	450,000	467,606
UBS AG
2.38%, 08/14/19	250,000	252,183
2.20%, 06/08/20 144A	1,490,000	1,493,773
(Variable, USD Swap 5Y + 3.77%), 4.75%, 05/22/23†	1,600,000	1,624,539
UBS Group Funding Switzerland AG
(Floating, ICE LIBOR USD 3M + 1.78%), 3.08%, 04/14/21 144A†	900,000	932,708
(Floating, ICE LIBOR USD 3M + 1.22%), 2.53%, 05/23/23 144A†	1,455,000	1,478,667
3.49%, 05/23/23 144A	450,000	461,225
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 08/15/23 144A†	365,000	364,222

		9,676,202

Taiwan — 0.0%
TSMC Global, Ltd.
1.63%, 04/03/18 144A	370,000	369,419

United Arab Emirates — 0.1%
ADCB Finance Cayman, Ltd.
3.00%, 03/04/19	1,000,000	1,009,724

United Kingdom — 1.4%
Anglo American PLC
4.13%, 04/15/21 144A	404,000	420,150
Barclays Bank PLC
(Floating, ICE LIBOR USD 3M + 0.46%), 1.78%, 03/16/18†	800,000	800,775
Barclays PLC
(Floating, ICE LIBOR USD 3M + 2.11%), 3.42%, 08/10/21†	700,000	731,272
3.68%, 01/10/23	310,000	318,241
4.38%, 09/11/24	785,000	808,020
BP Capital Markets PLC
1.68%, 05/03/19	367,000	366,996
1.77%, 09/19/19	465,000	465,325
HSBC Holdings PLC
2.95%, 05/25/21	650,000	660,456

See Notes to Schedules of Investments.	37

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23†	$555,000	$566,825
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 144A	300,000	304,500
Lloyds Banking Group PLC
3.00%, 01/11/22	480,000	484,457
4.50%, 11/04/24	745,000	781,722
Pentair Finance SA
2.90%, 09/15/18	353,000	355,844
Royal Bank of Scotland Group PLC
(Floating, ICE LIBOR USD 3M + 1.47%), 2.79%, 05/15/23†	1,580,000	1,593,088
Santander UK Group Holdings PLC
2.88%, 08/05/21	3,700,000	3,721,142
3.57%, 01/10/23	350,000	358,390
Santander UK PLC
2.50%, 03/14/19	370,000	373,440
Standard Chartered PLC
2.10%, 08/19/19 144A	580,000	579,570

		13,690,213

Total Foreign Bonds (Cost $158,565,431)		161,204,488

MORTGAGE-BACKED SECURITIES — 18.5%
American Home Mortgage Assets Trust Series 2006-5 A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%), 1.81%, 11/25/46†	752,417	443,137
American Home Mortgage Investment Trust Series 2004-3 5A
(Floating, ICE LIBOR USD 1Y + 1.50%), 3.23%, 10/25/34†	110,500	111,945
Americold LLC Series 2010-ARTA A1
3.85%, 01/14/29 144A	656,428	675,819
Americold LLC Series 2010-ARTA A2FL
(Floating, USD LIBOR 1M + 1.50%), 2.73%, 01/14/29 144A†	1,686,220	1,689,241
AOA Mortgage Trust Series 2015-1177 A
2.96%, 12/13/29 144A	780,000	794,139
Apollo Trust Series 2009-1 A3
(Floating, Australian BBSW 1M + 1.30%), 2.90%, 10/03/40(A)†	158,783	124,966
Banc of America Funding Trust Series 2006-J 4A1
3.60%, 01/20/47g†	291,901	277,910
Banc of America Mortgage Trust Series 2003-L 3A1
3.62%, 01/25/34g†	88,844	85,791
Banc of America Mortgage Trust Series 2004-2 5A1
6.50%, 10/25/31	34,532	36,200
Banc of America Mortgage Trust Series 2004-I 3A2
3.72%, 10/25/34g†	170,594	172,680
BBCMS Trust Series 2015-RRI A
(Floating, USD LIBOR 1M + 1.25%), 2.48%, 05/15/32 144A†	2,103,959	2,107,176
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-8 4A1
3.60%, 01/25/34g†	179,306	181,375
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-5 2A
3.92%, 07/25/34g†	185,694	184,888
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-7 4A
3.79%, 10/25/34g†	3,815	3,815
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2 A1
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.45%), 3.26%, 03/25/35†	289,929	293,447
Bear Stearns ALT-4 Trust Series 2004-10 2A1
(Floating, ICE LIBOR USD 1M + 0.66%), 1.90%, 09/25/34†	1,147,998	1,114,636
Bear Stearns ALT-4 Trust Series 2004-13 A1
(Floating, ICE LIBOR USD 1M + 0.74%), 1.98%, 11/25/34†	78,500	78,705
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18 AM
6.08%, 06/11/50†	1,055,000	1,056,835
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26 AM
5.51%, 01/12/45†	251,937	255,313
BX Trust 2017-APPL A
(Floating, USD LIBOR 1M + 0.88%), 2.11%, 07/15/34 144A†	2,400,000	2,406,428
CFCRE Commercial Mortgage Trust Series 2017-C8 ASB
3.37%, 06/15/50	1,500,000	1,536,950
CGBAM Commercial Mortgage Trust Series 2015-SMRT B
3.21%, 04/10/28 144A	850,000	859,038
CGDB Commercial Mortgage Trust Series 2017-BIO A
(Floating, USD LIBOR 1M + 0.75%), 1.98%, 05/15/30 144A†	770,000	770,308
Chicago Skyscraper Trust Series 2017-SKY A
(Floating, USD LIBOR 1M + 0.80%), 2.03%, 02/15/30 144A†	570,000	571,315

38	See Notes to Schedules of Investments.

	Par	Value
CHL Mortgage Pass-Through Trust Series 2004-29 1A1
(Floating, ICE LIBOR USD 1M + 0.54%), 1.78%, 02/25/35†	$100,935	$96,669
Citigroup Commercial Mortgage Trust Series 2013-SMP A
2.11%, 01/12/30 144A	1,173,183	1,172,908
Citigroup Commercial Mortgage Trust Series 2015-SHP2 A
(Floating, USD LIBOR 1M + 1.28%), 2.52%, 07/15/27 144A†	1,035,000	1,035,982
CLNS Trust Series 2017-IKPR A
(Floating, USD LIBOR 1M + 0.80%), 2.04%, 06/11/32 144A†	420,000	420,649
COMM Mortgage Trust Series 2012-CR4 ASB
2.44%, 10/15/45	710,000	715,685
COMM Mortgage Trust Series 2013-CR12 A2
2.90%, 10/10/46	2,055,000	2,075,446
COMM Mortgage Trust Series 2013-SFS A1
1.87%, 04/12/35 144A	463,559	456,032
COMM Mortgage Trust Series 2014-PAT A
(Floating, USD LIBOR 1M + 0.80%), 2.03%, 08/13/27 144A†	100,000	100,077
COMM Mortgage Trust Series 2014-TWC A
(Floating, USD LIBOR 1M + 0.85%), 2.09%, 02/13/32 144A†	1,728,000	1,730,209
COMM Mortgage Trust Series 2015-CR25 ASB
3.54%, 08/10/48	1,160,000	1,211,538
COMM Mortgage Trust Series 2015-CR4 ASB
3.45%, 08/10/48	480,000	500,262
COMM Mortgage Trust Series 2015-LC21 XA
1.00%, 07/10/48g IO†	6,747,466	282,732
COMM Trust Series 2013-GAM A1
1.71%, 02/10/28 144A	649,477	643,333
Core Industrial Trust Series 2015-TEXW A
3.08%, 02/10/34 144A	1,450,000	1,481,090
CSAIL Commercial Mortgage Trust Series 2016-C6 XA
1.97%, 01/15/49g IO†	994,900	107,729
CSMC Trust Series 2013-IVR2 AD
1.55%, 04/25/43 144A†	736,769	722,950
CSMC Trust Series 2017-1
4.50%, 03/25/21	635,337	645,904
Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4 A6A1
5.87%, 10/25/36 STEP	257,873	244,822
Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4 A6A2
5.89%, 10/25/36 STEP	257,873	244,819
Fannie Mae Connecticut Avenue Securities Series 2013-C01 M1
(Floating, ICE LIBOR USD 1M + 2.00%), 3.24%, 10/25/23†	236,650	238,714
Fannie Mae Connecticut Avenue Securities Series 2014-C01 MA
(Floating, ICE LIBOR USD 1M + 1.60%), 2.84%, 01/25/24†	348,774	351,922
Fannie Mae Connecticut Avenue Securities Series 2014-C02 1M1
(Floating, ICE LIBOR USD 1M + 0.95%), 2.19%, 05/25/24†	298,733	299,900
Fannie Mae Connecticut Avenue Securities Series 2014-C02 2M1
(Floating, ICE LIBOR USD 1M + 0.95%), 2.19%, 05/25/24†	32,449	32,476
Fannie Mae Connecticut Avenue Securities Series 2014-C03 1M1
(Floating, ICE LIBOR USD 1M + 1.20%), 2.44%, 07/25/24†	69,202	69,281
Fannie Mae Connecticut Avenue Securities Series 2016-C01 1M1
(Floating, ICE LIBOR USD 1M + 1.95%), 3.19%, 08/25/28†	1,125,134	1,135,254
Fannie Mae Connecticut Avenue Securities Series 2016-C02 1M1
(Floating, ICE LIBOR USD 1M + 2.15%), 3.39%, 09/25/28†	404,852	409,333
Fannie Mae Connecticut Avenue Securities Series 2016-C05 2M1
(Floating, ICE LIBOR USD 1M + 1.35%), 2.59%, 01/25/29†	600,685	603,991
Fannie Mae Connecticut Avenue Securities Series 2017-C02 2M1
(Floating, ICE LIBOR USD 1M + 1.15%), 2.39%, 09/25/29†	2,690,991	2,710,591
Fannie Mae Connecticut Avenue Securities Series 2017-C04 2M1
(Floating, ICE LIBOR USD 1M + 0.85%), 2.09%, 11/25/29†	2,124,861	2,131,298
FDIC Guaranteed Notes Trust Series 2010-S1 2A
3.25%, 04/25/38 144A	181,903	183,749
FDIC Guaranteed Notes Trust Series 2010-S4 A
(Floating, USD LIBOR 1M + 0.72%), 1.96%, 12/04/20 144A†	1,061,875	1,055,175
FDIC Trust Series 2010-R1 A
2.18%, 05/25/50 144A	253,890	254,482
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	20,965	21,504
5.00%, 02/01/19	26,268	26,944
5.00%, 12/01/19	71,710	73,942
5.50%, 05/01/22	212,999	219,973

See Notes to Schedules of Investments.	39

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.36%), 3.32%, 07/01/27†	$6,401	$6,743
2.50%, 11/01/27	1,873,691	1,901,400
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%), 2.89%, 11/01/31†	42,205	44,544
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%), 3.01%, 04/01/32†	6,422	6,728
3.00%, 10/17/32 TBA	4,100,000	4,214,062
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.04%), 2.89%, 06/01/33†	508,648	533,345
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.25%), 2.75%, 10/01/34†	108,358	114,518
(Floating, ICE LIBOR USD 1Y + 1.75%), 3.59%, 08/01/35†	421,034	444,445
(Floating, ICE LIBOR USD 1Y + 1.35%), 3.04%, 09/01/35†	192,021	199,025
(Floating, ICE LIBOR USD 1Y + 1.63%), 3.08%, 10/01/35†	237,319	248,434
(Floating, ICE LIBOR USD 1Y + 1.52%), 3.21%, 04/01/36†	326,351	340,732
3.00%, 10/17/47 TBA	4,700,000	4,717,442
Federal Home Loan Mortgage Corporation REMIC Series 3228 FN
(Floating, USD LIBOR 1M + 0.50%), 1.73%, 10/15/36†	1,946,206	1,957,136
Federal Home Loan Mortgage Corporation REMIC Series 3710 MG
4.00%, 08/15/25 STEP	194,692	206,882
Federal Home Loan Mortgage Corporation REMIC Series 3959 MA
4.50%, 11/15/41	487,322	521,724
Federal Home Loan Mortgage Corporation REMIC Series 3986 M
4.50%, 09/15/41	519,437	554,532
Federal Home Loan Mortgage Corporation REMIC Series 4274 PN
3.50%, 10/15/35	432,844	448,462
Federal Home Loan Mortgage Corporation REMIC Series 4390 CA
3.50%, 06/15/50	548,638	566,943
Federal Home Loan Mortgage Corporation REMIC Series 4446 MA
3.50%, 12/15/50	1,077,377	1,118,798
Federal Home Loan Mortgage Corporation REMIC Series 4459 BN
3.00%, 08/15/43	772,234	788,118
Federal Home Loan Mortgage Corporation REMIC Series 4482 DH
3.00%, 06/15/42	444,972	456,925
Federal Home Loan Mortgage Corporation REMIC Series 4493 PA
3.00%, 02/15/44	588,139	606,272
Federal Home Loan Mortgage Corporation REMIC Series 4494 KA
3.75%, 10/15/42	726,794	758,858
Federal Home Loan Mortgage Corporation REMIC Series 4593 MP
4.00%, 04/15/54	1,315,132	1,390,780
Federal National Mortgage Association
5.00%, 07/01/19	15,236	15,629
5.00%, 05/01/21	93,203	95,407
5.00%, 11/01/21	46,101	47,191
3.74%, 09/01/23	2,827,155	2,997,212
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.99%), 2.79%, 12/01/24 CONV†	11,413	11,651
2.50%, 12/01/27	1,085,971	1,100,947
2.50%, 06/01/31	2,160,717	2,177,796
2.50%, 07/01/31	272,351	274,504
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.22%), 2.97%, 09/01/31†	51,215	53,382
2.50%, 10/01/31	993,927	1,001,784
2.50%, 11/01/31	4,710,598	4,747,833
2.50%, 02/01/32	3,388,220	3,415,003
(Floating, ICE LIBOR USD 1M + 1.30%), 2.55%, 08/01/32†	427,974	436,572
2.50%, 10/01/32	479,100	482,887
2.50%, 10/17/32 TBA	223,000	224,533
3.50%, 10/17/32 TBA	2,675,000	2,785,970
4.00%, 10/17/32 TBA	1,445,000	1,492,978
4.50%, 10/17/32 TBA	510,000	520,997
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.21%), 2.84%, 12/01/32†	351,670	374,407
(Floating, ICE LIBOR USD 6M + 1.88%), 2.64%, 04/01/33†	89,690	93,684
(Floating, ICE LIBOR USD 1Y + 1.44%), 3.17%, 06/01/33†	54,950	58,461
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.41%), 3.41%, 06/01/33†	37,556	39,543
(Floating, ICE LIBOR USD 1Y + 1.80%), 3.30%, 10/01/33†	119,612	126,807
(Floating, ICE LIBOR USD 1Y + 1.71%), 3.22%, 12/01/33†	56,697	59,906
(Floating, ICE LIBOR USD 1Y + 1.42%), 3.15%, 09/01/34†	92,297	96,318
(Floating, ICE LIBOR USD 1Y + 1.42%), 3.17%, 09/01/34†	66,591	69,419
(Floating, ICE LIBOR USD 1Y + 1.32%), 2.61%, 10/01/34†	98,783	102,438
(Floating, ICE LIBOR USD 1Y + 1.47%), 2.85%, 10/01/34†	120,726	125,989
(Floating, ICE LIBOR USD 1Y + 1.66%), 3.27%, 02/01/35†	176,471	185,868

40	See Notes to Schedules of Investments.

	Par	Value
(Floating, ICE LIBOR USD 1Y + 1.74%), 3.23%, 09/01/35†	$198,331	$208,339
(Floating, ICE LIBOR USD 1Y + 1.74%), 3.32%, 12/01/35†	8,233	8,418
(Floating, ICE LIBOR USD 1Y + 1.73%), 3.42%, 05/01/38†	1,967,706	2,080,597
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%), 2.03%, 08/01/42†	317,284	322,921
(Floating, ICE LIBOR USD 1Y + 1.74%), 3.42%, 09/01/42†	840,617	873,737
(Floating, ICE LIBOR USD 1Y + 1.70%), 2.72%, 07/01/43†	1,348,080	1,374,611
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%), 2.03%, 07/01/44†	179,065	182,388
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.20%), 2.03%, 10/01/44†	152,906	155,648
(Floating, ICE LIBOR USD 1Y + 1.59%), 2.67%, 06/01/45†	1,469,058	1,493,691
Federal National Mortgage Association ACES Series 2015-M4 X2
0.65%, 07/25/22g IO†	22,003,014	488,599
Federal National Mortgage Association ACES Series 2016-M6 ASQ2
1.79%, 06/25/19	779,213	779,867
Federal National Mortgage Association REMIC Series 2004-80 WB
4.00%, 11/25/19	10,175	10,246
Federal National Mortgage Association REMIC Series 2006-98 FA
(Floating, USD LIBOR 1M + 0.43%), 1.67%, 10/25/36†	285,484	286,737
Federal National Mortgage Association REMIC Series 2007-100 TF
(Floating, USD LIBOR 1M + 0.55%), 1.79%, 10/25/37†	547,411	551,968
Federal National Mortgage Association REMIC Series 2010-72 FA
(Floating, USD LIBOR 1M + 0.72%), 1.96%, 07/25/40†	1,275,423	1,296,358
Federal National Mortgage Association REMIC Series 2011-48 MG
4.00%, 06/25/26 STEP	289,829	306,654
Federal National Mortgage Association REMIC Series 2011-87 FJ
(Floating, USD LIBOR 1M + 0.55%), 1.79%, 09/25/41†	1,543,537	1,557,731
Federal National Mortgage Association REMIC Series 2012-79 FM
(Floating, USD LIBOR 1M + 0.45%), 1.69%, 07/25/42†	381,407	383,672
Federal National Mortgage Association REMIC Series 2015-38 DF
(Floating, USD LIBOR 1M + 0.31%), 1.54%, 06/25/55†	579,393	578,913
Federal National Mortgage Association REMIC Series 2016-11 AF
(Floating, USD LIBOR 1M + 0.50%), 1.73%, 03/25/46†	3,063,071	3,066,369
Federal National Mortgage Association REMIC Series 2016-40 EF
(Floating, USD LIBOR 1M + 0.45%), 1.68%, 07/25/46†	3,618,183	3,615,854
FHLMC Multifamily Structured Pass Through Certificates Series KIR2 A1
2.75%, 03/25/27	496,152	504,117
FHLMC Multifamily Structured Pass Through Certificates Series KW01 X1
1.12%, 01/25/26g IO†	2,675,330	166,641
FHLMC Structured Agency Credit Risk Debt Notes Series 2013-DN2 M1
(Floating, ICE LIBOR USD 1M + 1.45%), 2.69%, 11/25/23†	87,056	87,255
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA2 M1
(Floating, ICE LIBOR USD 1M + 1.25%), 2.49%, 10/25/28†	119,902	120,014
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA2 M1
(Floating, ICE LIBOR USD 1M + 1.20%), 2.44%, 10/25/29†	2,063,250	2,087,375
FHLMC Structured Pass-Through Certificates Series T-56 3AF
(Floating, USD LIBOR 1M + 1.00%), 2.24%, 05/25/43†	543,457	556,386
FHLMC Structured Pass-Through Certificates Series T-61 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%), 2.23%, 07/25/44†	739,205	751,254
First Horizon Alternative Mortgage Securities Trust Series 2004-AA1 A1
3.19%, 06/25/34g†	218,193	216,802
FNBA Mortgage Loan Trust Series 2004-AR1 A2
(Floating, ICE LIBOR USD 1M + 0.40%), 1.64%, 08/19/34†	908,896	905,217
GAHR Commercial Mortgage Trust Series 2015-NRF AFL1
(Floating, USD LIBOR 1M + 1.30%), 2.53%, 12/15/34 144A†	285,277	285,109

See Notes to Schedules of Investments.	41

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
GE Commercial Mortgage Corporation Trust Series 2007-C1 A1A
5.48%, 12/10/49†	$101,045	$100,955
Giovecca Mortgages S.r.l. Series 2011-1 A
(Floating, Euribor 3M + 0.60%), 0.27%, 04/23/48(E)†	52,385	62,020
Gosforth Funding PLC Series 2016-1A A1B
(Floating, ICE LIBOR GBP 3M + 0.60%), 0.88%, 02/15/58 144A(U)†	757,372	1,018,770
Government National Mortgage Association
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 2.63%, 06/20/21†	1,320	1,344
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 2.38%, 03/20/22†	79,093	80,734
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 2.38%, 01/20/23†	14,066	14,486
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 2.63%, 05/20/24†	28,935	29,753
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 2.13%, 07/20/25†	40,075	41,353
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 2.13%, 08/20/25†	10,428	10,765
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 2.25%, 11/20/25†	37,448	38,638
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 2.25%, 12/20/26†	51,409	53,181
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 2.13%, 07/20/27†	1,203	1,247
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 2.25%, 10/20/27†	19,537	20,238
8.50%, 10/15/29	21,816	22,377
8.50%, 03/15/30	523	525
8.50%, 04/15/30	4,434	4,511
8.50%, 05/15/30	58,866	61,250
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 2.63%, 05/20/30†	30,332	31,532
8.50%, 07/15/30	44,966	47,673
8.50%, 08/15/30	6,430	6,628
8.50%, 11/15/30	7,207	7,545
8.50%, 12/15/30	26,292	29,781
8.50%, 02/15/31	15,673	16,322
Government National Mortgage Association Series 2000-9 FG
(Floating, USD LIBOR 1M + 0.60%), 1.83%, 02/16/30†	53,549	53,985
Government National Mortgage Association Series 2007-30 FH
(Floating, USD LIBOR 1M + 0.30%), 1.54%, 05/20/37†	149,723	149,503
Government National Mortgage Association Series 2011-H08 FA
(Floating, ICE LIBOR USD 1M + 0.60%), 1.83%, 02/20/61†	1,279,970	1,283,758
Government National Mortgage Association Series 2012-102 TA
3.50%, 08/20/39	1,500,000	1,542,087
Government National Mortgage Association Series 2013-H13 FT
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 1.68%, 05/20/63†	2,012,887	2,020,456
Government National Mortgage Association Series 2016-H07 FM
(Floating, ICE LIBOR USD 1M + 0.77%), 2.00%, 02/20/66†	1,188,670	1,196,243
Government National Mortgage Association Series 2016-H22 FA
(Floating, ICE LIBOR USD 1M + 0.77%), 2.00%, 10/20/66†	2,455,527	2,472,787
Government National Mortgage Association Series 2017-H09 FB
(Floating, ICE LIBOR USD 1Y + 0.75%), 2.55%, 04/20/67†	3,006,388	3,101,125
Government National Mortgage Association Series 2017-H10 FB
(Floating, ICE LIBOR USD 1Y + 0.75%), 2.55%, 04/20/67†	3,493,660	3,606,540
GRACE Mortgage Trust Series 2014-GRCE A
3.37%, 06/10/28 144A	1,250,000	1,294,476
Great Wolf Trust Series 2017-A
(Floating, USD LIBOR 1M + 0.85%), 2.09%, 09/15/34 144A†	390,000	390,579
GreenPoint Mortgage Funding Trust Series 2005-AR5 1A1
(Floating, ICE LIBOR USD 1M + 0.27%), 1.51%, 11/25/45†	165,522	146,908
GreenPoint Mortgage Funding Trust Series 2006-OH1 A1
(Floating, ICE LIBOR USD 1M + 0.18%), 1.42%, 01/25/37†	509,240	481,761
GS Mortgage Securities Trust Series 2013-GC13 AAB
3.72%, 07/10/46†	2,700,000	2,818,418
GSR Mortgage Loan Trust Series 2004-11 5A1
3.81%, 09/25/34g†	262,251	267,166
GSR Mortgage Loan Trust Series 2005-AR6 2A1
3.20%, 09/25/35g†	172,545	176,356
Impac CMB Trust Series 2003-1A1
(Floating, ICE LIBOR USD 1M + 0.80%), 2.04%, 03/25/33†	165,685	164,259

42	See Notes to Schedules of Investments.

	Par	Value
IndyMac INDX Mortgage Loan Trust Series 2006-AR12 A1
(Floating, ICE LIBOR USD 1M + 0.19%), 1.43%, 09/25/46†	$591,302	$524,071
IndyMac INDX Mortgage Loan Trust Series 2007-FLX3 A2
(Floating, USD LIBOR 1M + 0.27%), 1.50%, 06/25/37†	310,921	244,825
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4 A3
4.11%, 07/15/46 144A	1,318,174	1,333,795
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX A4
3.48%, 06/15/45	1,310,000	1,360,260
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX A4FX
3.48%, 06/15/45 144A	800,000	830,692
JP Morgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 ASB
2.55%, 04/15/46	1,335,000	1,345,655
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C23 ASB
3.66%, 09/15/47	365,000	383,485
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 XA
0.96%, 12/15/49g IO†	1,989,888	92,127
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 A3 A3
3.38%, 09/15/50	1,500,000	1,542,104
JP Morgan Mortgage Trust Series 2005-A1 6T1
3.64%, 02/25/35g†	45,567	45,215
JP Morgan Mortgage Trust Series 2013-1 2A2
2.50%, 03/25/43 144A†	225,173	225,578
JP Morgan Mortgage Trust Series 2016-2 A1
2.68%, 06/25/46 144Ag†	1,192,016	1,199,889
JP Morgan Mortgage Trust Series 2017-1 A4
3.50%, 01/25/47 144A†	1,824,379	1,874,442
JP Morgan Mortgage Trust Series 2017-1 A5
3.50%, 01/25/47 144A†	1,053,059	1,081,963
JP Morgan Mortgage Trust Series 2017-2 A6
3.00%, 05/25/47 144A†	1,417,148	1,435,859
JP Morgan Mortgage Trust Series 2017-3 1A6
3.00%, 08/25/47 144A†	3,262,976	3,301,843
LB-UBS Commercial Mortgage Trust Series 2007-C6 AM
6.11%, 07/15/40†	505,146	505,013
LB-UBS Commercial Mortgage Trust Series 2007-C7 AM
6.30%, 09/15/45g†	1,658,106	1,660,673
LSTAR Commercial Mortgage Trust Series 2017-5 A1
2.42%, 03/10/50 144A	2,431,018	2,435,771
Luminent Mortgage Trust Series 2006-7 2A1
(Floating, USD LIBOR 1M + 0.17%), 1.40%, 12/25/36†	568,355	508,890
MASTR Adjustable Rate Mortgages Trust Series 2003-6 3A1
3.33%, 12/25/33g†	254,823	256,813
Merrill Lynch Mortgage Investors Trust Series 2004-1 2A2
3.14%, 12/25/34g†	267,074	269,160
Merrill Lynch Mortgage Investors Trust Series 2006-1 2A1
3.08%, 02/25/36g†	326,822	325,912
Mill City Mortgage Loan Trust Series 2016-1 A1
2.50%, 04/25/57 144A†	1,339,944	1,342,591
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 ASB
3.82%, 10/15/46	1,500,000	1,572,231
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 AAB
2.66%, 05/15/46	300,000	304,052
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 ASB
3.04%, 04/15/48	2,000,000	2,044,634
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 XA
0.91%, 12/15/49g IO†	1,988,789	104,751
Morgan Stanley Capital I Trust Series 2014-CPT A
3.35%, 07/13/29 144A	815,000	842,212
National RMBS Trust Series 2012-2 A1
(Floating, Australian BBSW 1M + 1.10%), 2.70%, 06/20/44(A)†	178,439	140,666
NCUA Guaranteed Notes Trust Series 2011-C1 2A
(Floating, USD LIBOR 1M + 0.53%), 1.76%, 03/09/21†	857,831	856,114
New Residential Mortgage Loan Trust Series 2017-3A A1
4.00%, 04/25/57 144A†	2,439,267	2,580,110
New Residential Mortgage Loan Trust Series 2017-4A A1
4.00%, 05/25/57 144A†	2,591,607	2,714,985
RAIT Trust Series 2017-FL7 A
(Floating, USD LIBOR 1M + 0.95%), 2.18%, 06/15/37 144A†	379,974	380,263
Resource Capital Corporation, Ltd. Series 2017-CRE5 A
(Floating, USD LIBOR 1M + 0.80%), 2.03%, 07/15/34 144A†	540,000	541,903
RFMSI Trust Series 2003-S9 A1
6.50%, 03/25/32	9,810	10,121

See Notes to Schedules of Investments.	43

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Rochester Financing No. 1 PLC Series 1A1
(Floating, ICE LIBOR GBP 3M + 1.45%), 1.74%, 07/16/46(U)†	$229,089	$307,759
Sequoia Mortgage Trust 2017-CH1 A2
3.50%, 10/25/47 144A†	904,400	917,495
Sequoia Mortgage Trust Series 2012-1 1A1
2.87%, 01/25/42†	135,239	136,335
Sequoia Mortgage Trust Series 2013-1 1A1
1.45%, 02/25/43†	315,233	308,751
Sequoia Mortgage Trust Series 2013-4 A3
1.55%, 04/25/43†	446,115	438,048
Sequoia Mortgage Trust Series 2017-CH1 A11
3.50%, 10/25/47 144A†	1,620,000	1,648,249
Springleaf Mortgage Loan Trust Series 2013-2A
1.78%, 12/25/65 144A†	107,253	107,368
Structured Adjustable Rate Mortgage Loan Trust Series 2004-10 3A1
3.47%, 08/25/34g†	345,222	340,766
Structured Adjustable Rate Mortgage Loan Trust Series 2004-13 A2
(Floating, USD LIBOR 1M + 0.30%), 1.54%, 09/25/34†	85,023	79,782
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A1
(Floating, ICE LIBOR USD 1M + 0.25%), 1.49%, 07/19/35†	84,659	81,143
Structured Asset Mortgage Investments II Trust Series 2005-AR8 A1A
(Floating, ICE LIBOR USD 1M + 0.28%), 1.52%, 02/25/36†	452,900	432,843
TBW Mortgage-Backed Trust Series 2007-2 A6A
6.01%, 07/25/37 STEP	302,995	230,933
TORRENS Trust Series 2013-1 A
(Floating, Australian BBSW 1M + 0.95%), 2.55%, 04/12/44(A)†	894,788	700,774
Waldorf Astoria Boca Raton Trust Series 2016-BOCA A
(Floating, USD LIBOR 1M + 1.35%), 2.58%, 06/15/29 144A†	210,000	210,412
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR6 A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%), 2.29%, 06/25/42†	12,711	12,319
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR8 A
3.20%, 08/25/33g†	269,697	273,471
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR2
(Floating, ICE LIBOR USD 1M + 0.31%), 1.55%, 01/25/45†	456,955	447,040
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19 1A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.74%), 1.63%, 01/25/47†	429,250	368,963
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5 A12A
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.98%), 1.87%, 06/25/46†	846,041	838,655
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1 1A1
3.03%, 02/25/37g†	330,130	303,900
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY5 2A1
2.88%, 05/25/37g†	375,256	319,123
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY7 2A1
3.03%, 07/25/37g†	1,025,111	859,868
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA5 A1B
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.84%), 1.73%, 05/25/47†	125,725	25,853
Wells Fargo Commercial Mortgage Trust Series 2010-C1
3.35%, 11/15/43 144A	598,358	609,265
Wells Fargo Commercial Mortgage Trust Series 2014-LC16 ASB
3.48%, 08/15/50	940,000	980,497
Wells Fargo Commercial Mortgage Trust Series 2014-NXS5 A6FL
(Floating, USD LIBOR 1M + 1.55%), 2.78%, 01/15/59 144A†	2,000,000	2,058,470
Wells Fargo Commercial Mortgage Trust Series 2014-TISH A
(Floating, USD LIBOR 1M + 1.03%), 2.26%, 02/15/27 144A†	550,000	549,688
Wells Fargo Commercial Mortgage Trust Series 2014-TISH SCH1
(Floating, USD LIBOR 1M + 2.75%), 3.98%, 01/15/27 144A†	790,000	791,260
Wells Fargo Mortgage-Backed Securities Trust Series 2004-EE 2A1
3.33%, 12/25/34g†	206,755	210,425

44	See Notes to Schedules of Investments.

		Par	Value
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16 1A1
3.45%, 08/25/33g†		$42,114	$43,293

Total Mortgage-Backed Securities (Cost $184,736,066)			183,924,325

MUNICIPAL BONDS — 1.6%
California Earthquake Authority, Revenue Bond
2.81%, 07/01/19		1,092,000	1,099,311
New York City Transitional Finance Authority Future Tax Secured, Revenue Bond
1.90%, 02/01/20		4,560,000	4,589,845
North Texas Higher Education Authority, Inc. Series 2011-1
(Floating, ICE LIBOR USD 3M + 1.10%), 2.44%, 04/01/40†		2,044,997	2,077,472
State of California, General Obligation, Series B
(Floating, ICE LIBOR USD 1M + 0.76%), 1.63%, 12/01/31†		3,000,000	3,016,740
State of California, General Obligation, Series C
(Floating, ICE LIBOR USD 1M + 0.78%), 2.02%, 04/01/47†		1,500,000	1,508,505
State of Texas, General Obligation, Series C-2
(Floating, ICE LIBOR USD 1M + 0.40%), 1.64%, 06/01/19†		3,300,000	3,299,703

Total Municipal Bonds (Cost $15,489,875)			15,591,576

U.S. TREASURY OBLIGATIONS — 25.0%
U.S. Treasury Bills
1.17%, 07/19/18Ω		6,000,000	5,940,792
1.26%, 08/16/18Ω		3,000,000	2,966,379
1.29%, 09/13/18ΔΩ		2,500,000	2,469,365

			11,376,536

U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/20‡‡		5,700,000	5,989,320
0.13%, 04/15/21		7,000,000	7,255,365
0.13%, 04/15/22‡‡		4,700,000	4,733,059

			17,977,744

U.S. Treasury Notes
0.88%, 01/31/18‡‡		1,094,000	1,092,973
1.00%, 09/15/18		11,475,000	11,435,779
0.75%, 09/30/18		8,000,000	7,952,344
0.88%, 10/15/18		8,000,000	7,958,908
1.25%, 06/30/19		22,100,000	22,024,893
0.75%, 07/15/19		9,858,000	9,736,510
1.38%, 07/31/19Δ		38,790,000	38,732,416
1.25%, 08/31/19Δ		18,390,000	18,313,856
1.38%, 09/30/19		74,800,000	74,650,999
1.50%, 08/15/20‡‡Δ		5,435,000	5,419,396
1.38%, 09/15/20Δ		11,100,000	11,024,337
2.38%, 05/15/27		10,800,000	10,846,618

			219,189,029

Total U.S. Treasury Obligations (Cost $248,878,306)			248,543,309

		Shares
MONEY MARKET FUNDS — 5.2%
GuideStone Money Market Fund (Investor Class)¥		33,347,998	33,347,998
Northern Institutional Government Assets Portfolio		2,145,763	2,145,763
Northern Institutional Liquid Assets Portfolio§		16,127,503	16,127,503

Total Money Market Funds (Cost $51,621,264)			51,621,264

TOTAL INVESTMENTS — 108.1% (Cost $1,068,973,636)			1,073,179,302

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.0)%
Put Swaptions — (0.0)%
Pay 2.2%
(Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 12/29/2022 USD, Strike Price $2.20, Expires 12/27/17 (CS)	1	$(17,800,000)	(45,723)
Pay 2.2%
(Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 12/29/2022 USD, Strike Price $2.20, Expires 12/27/17 (MSCS)	1	(17,800,000)	(39,338)

Total Written Options (Proceeds $(86,953))			(85,061)

Liabilities in Excess of Other Assets — (8.1)%			(80,800,308)

NET ASSETS — 100.0%			$992,293,933

See Notes to Schedules of Investments.	45

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation/(Depreciation)
Euro-Buxl®	12/2017	(9)	$(1,736,613)	CITI	$19,246
10-Year U.S. Treasury Note	12/2017	(86)	(10,776,875)	UBS	135,563
10-Year U.S. Treasury Note	12/2017	40	5,012,500	CITI	(47,803)
Long GILT	12/2017	(47)	(7,801,962)	CITI	192,018
10-Year U.S. Ultra Note	12/2017	(37)	(4,970,141)	UBS	59,257
2-Year U.S. Treasury Note	12/2017	92	19,844,687	GSC	(47,982)
2-Year U.S. Treasury Note	12/2017	550	118,636,719	UBS	(321,685)
5-Year U.S. Treasury Note	12/2017	(341)	(40,067,500)	UBS	263,341
5-Year U.S. Treasury Note	12/2017	(64)	(7,520,000)	CITI	58,500
5-Year U.S. Treasury Note	12/2017	(67)	(7,872,500)	GSC	53,394
Euro-BOBL	12/2017	(63)	(9,767,623)	GSC	30,731
Euro-BOBL	12/2017	49	7,597,040	CITI	(25,647)
Long U.S. Treasury Bond	12/2017	(5)	(764,062)	UBS	10,768
Ultra Long U.S. Treasury Bond	12/2017	(1)	(165,125)	UBS	2,563
90-Day Eurodollar	03/2018	674	165,820,850	CITI	(231,688)
90-Day Bank Acceptance	06/2018	140	27,511,921	CITI	(70,683)
90-Day Eurodollar	06/2018	337	82,817,750	CITI	(159,946)
90-Day Bank Acceptance	12/2018	276	54,165,899	CITI	(99,786)
90-Day Eurodollar	12/2018	97	23,797,738	CITI	(2,962)
90-Day Bank Acceptance	03/2019	167	32,757,564	CITI	7,136
90-Day Eurodollar	03/2019	(674)	(165,281,650)	CITI	447,851
90-Day Bank Acceptance	06/2019	85	16,666,199	CITI	(3,564)
90-Day Eurodollar	06/2019	(337)	(82,602,913)	CITI	223,131
90-Day Eurodollar	12/2019	(97)	(23,751,663)	CITI	7,125

Total Futures Contracts outstanding at September 30, 2017			$191,550,240		$498,878

Forward Foreign Currency Contracts outstanding at September 30, 2017:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/03/17	U.S. Dollars	5,677,836	Australian Dollars	7,122,000	BNP	$91,560
10/03/17	U.S. Dollars	3,958,406	Euro	3,277,000	JPM	84,681
10/18/17	U.S. Dollars	1,556,112	Japanese Yen	170,900,000	SS	35,956
01/02/18	Danish Kroner	2,307,000	U.S. States Dollars	338,086	GSC	30,479
12/12/17	U.S. Dollars	755,000	Swiss Francs	709,081	WEST	19,046
12/12/17	British Pounds	295,000	Swedish Kronor	3,136,109	BAR	9,482
10/03/17	U.S. Dollars	10,407,042	Canadian Dollars	12,975,000	HSBC	8,099
10/04/17	U.S. Dollars	654,543	Australian Dollars	825,347	NSC	7,174
12/15/17	U.S. Dollars	257,415	Mexican Pesos	4,640,940	GSC	5,697
10/03/17	U.S. Dollars	164,236	Canadian Dollars	199,000	BAR	4,746
12/12/17	Euro	340,000	Japanese Yen	45,186,340	BNP	486
12/12/17	Euro	330,000	British Pounds	291,393	CITI	286
12/12/17	Canadian Dollars	948,398	Australian Dollars	970,000	UBS	247

Subtotal Appreciation						$297,939

12/12/17	Australian Dollars	470,000	Canadian Dollars	459,562	CITI	(143)
11/06/17	U.S. Dollars	187,650	British Pounds	140,000	RBS	(174)
11/06/17	U.S. Dollars	605,742	Australian Dollars	773,000	NAB	(311)
11/15/17	Norwegian Kroner	3,585,000	U.S. States Dollars	453,037	GSC	(2,460)

46	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/12/17	Euro	330,000	Japanese Yen	44,224,012	BAR	$(2,799)
10/03/17	U.S. Dollars	122,899	British Pounds	95,000	HSBC	(4,413)
12/12/17	Swedish Kronor	6,059,422	Euro	635,000	TD	(6,418)
10/04/17	U.S. Dollars	185,204	British Pounds	143,203	UBS	(6,714)
12/12/17	Norwegian Kroner	2,974,582	New Zealand Dollars	530,000	BNP	(8,151)
10/18/17	Euro	1,337,000	U.S. States Dollars	1,591,562	BOA	(9,798)
11/02/17	U.S. Dollars	5,571,056	Australian Dollars	7,122,000	BNP	(13,040)
10/10/17	U.S. Dollars	1,005,388	British Pounds	761,000	HSBC	(14,695)
12/12/17	Norwegian Kroner	2,915,033	British Pounds	285,000	MSCS	(16,155)
12/12/17	Swedish Kronor	3,135,619	British Pounds	300,000	UBS	(16,258)
01/02/18	U.S. Dollars	340,604	Danish Kroner	2,234,000	GSC	(16,299)
11/02/17	U.S. Dollars	3,853,408	Euro	3,277,000	BNP	(26,701)
10/18/17	U.S. Dollars	1,530,092	Euro	1,337,000	BOA	(51,672)
01/02/18	U.S. Dollars	2,584,864	Danish Kroner	17,647,000	JPM	(234,413)
01/02/18	U.S. Dollars	15,420,445	Danish Kroner	105,060,000	JPM	(1,363,897)

Subtotal Depreciation						$(1,794,511)

Total Forward Foreign Currency Contracts outstanding at September 30, 2017						$(1,496,572)

Swap agreements outstanding at September 30, 2017:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX.NA.IG.27 Index (Pay Quarterly; Receive Quarterly)	1.00%	12/20/21	ICE	USD	12,200,000	$(276,483)	$(195,713)	$(80,770)
Dow Jones CDX.NA.IG.28 Index (Pay Quarterly; Receive Quarterly)	1.00%	06/20/22	ICE	USD	15,900,000	(339,214)	(251,726)	(87,488)
Dow Jones CDX.NA.IG.28 Index (Pay Quarterly; Receive Quarterly)	(1.00)%	06/20/22	CME	USD	10,464,000	(223,241)	(207,904)	(15,337)

						$(838,938)	$(655,343)	$(183,595)

See Notes to Schedules of Investments.	47

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3-Month LIBOR (Pay Quarterly; Receive Semiannually)	2.00%	12/20/19	CME	USD	82,500,000	$316,749	$506,640	$(189,891)
MXN-TIIE-Banxico (Pay Lunar; Receive Lunar)	5.80%	09/06/21	CME	MXN	89,100,000	(174,966)	(223,261)	48,295
MXN-TIIE-Banxico (Pay Lunar; Receive Lunar)	7.20%	12/03/21	CME	MXN	24,100,000	19,468	(466)	19,934
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.25)%	12/20/22	CME	USD	34,200,000	(303,090)	(455,332)	152,242
MXN-TIIE-Banxico (Pay Lunar; Receive Lunar)	7.15%	06/11/27	CME	MXN	29,700,000	10,612	(3,294)	13,906
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.50)%	06/21/27	CME	USD	12,800,000	853,548	1,099,338	(245,790)
MXN-TIIE-Banxico (Pay Lunar; Receive Lunar)	8.28%	11/28/36	CME	MXN	50,000,000	264,950	259,897	5,053

						$987,271	$1,183,522	$(196,251)

Total Swap agreements outstanding at September 30, 2017						$148,333	$528,179	$(379,846)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$11,237,170	$—	$11,237,170	$—
Asset-Backed Securities	156,097,582	—	156,097,582	—
Certificates of Deposit	5,600,991	—	5,600,991	—
Commercial Paper	2,691,628	—	2,691,628	—
Corporate Bonds	236,666,969	—	236,666,969	—	**
Foreign Bonds
Australia	13,378,262	—	13,378,262	—
Bermuda	284,777	—	284,777	—
Canada	15,614,221	—	15,614,221	—
Chile	516,883	—	516,883	—
China	4,149,202	—	4,149,202	—
Denmark	19,930,010	—	19,930,010	—
Finland	725,301	—	725,301	—
France	7,366,711	—	7,366,711	—
Germany	7,529,686	—	7,529,686	—
Hong Kong	987,667	—	987,667	—
India	2,372,461	—	2,372,461	—
Ireland	9,301,094	—	9,301,094	—
Israel	1,535,250	—	1,535,250	—
Italy	1,556,879	—	1,556,879	—
Japan	11,543,946	—	11,543,946	—
Luxembourg	977,969	—	977,969	—
Netherlands	20,857,822	—	20,857,822	—
New Zealand	340,416	—	340,416	—
Norway	3,099,487	—	3,099,487	—

48	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Peru	$929,055	$—	$929,055	$—
Qatar	1,000,070	—	1,000,070	—
Singapore	6,292,476	—	6,292,476	—
South Korea	4,332,680	—	4,332,680	—
Sweden	1,836,605	—	1,836,605	—
Switzerland	9,676,202	—	9,676,202	—
Taiwan	369,419	—	369,419	—
United Arab Emirates	1,009,724	—	1,009,724	—
United Kingdom	13,690,213	—	13,690,213	—
Money Market Funds	51,621,264	51,621,264	—	—
Mortgage-Backed Securities	183,924,325	—	183,924,325	—
Municipal Bonds	15,591,576	—	15,591,576	—
U.S. Treasury Obligations	248,543,309	—	248,543,309	—

Total Assets — Investments in Securities	$1,073,179,302	$51,621,264	$1,021,558,038	$—

Other Financial Instruments***
Futures Contracts	$1,510,624	$1,510,624	$—	$—
Forward Foreign Currency Contracts	297,939	—	297,939	—
Swap Agreements	1,465,327	—	1,465,327	—

Total Assets — Other Financial Instruments	$3,273,890	$1,510,624	$1,763,266	$—

Liabilities:
Investment in Securities
Written Option	$(85,061)	$—	$(85,061)	$—

Total Liabilties — Investment in Securities	$(85,061)	$—	$(85,061)	$—

Other Financial Instruments***
Futures Contracts	$(1,011,746)	$(1,011,746)	$—	$—
Forward Foreign Currency Contracts	(1,794,511)	—	(1,794,511)	—
Swap Agreements	(1,316,994)	—	(1,316,994)	—

Total Liabilities — Other Financial Instruments	$(4,123,251)	$(1,011,746)	$(3,111,505)	$—

**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forward Foreign Currency Contracts outstanding” and “Swap agreement outstanding” disclosures.

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2017.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, mortgage-backed securities and swap agreements are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

See Notes to Schedules of Investments.	49

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Mortgage-Backed Securities
Balance, 12/31/16	$46,004,470	$44,497,928	$260,645	$1,245,897
Accrued discounts/premiums	5,242	9,599	(4,357)	—
Realized gain (loss)	75,758	75,639	—	119
Change in unrealized appreciation (depreciation)	35,743	44,451	(754)	(7,954)
Purchases	—	—	—	—
Sales	(9,845,715)	(9,781,741)	—	(63,974)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3(1)	(18,272,125)	(17,216,950)	—	(1,055,175)
Maturities	(14,708,603)	(14,453,069)	(255,534)	—
Paydowns	(3,294,770)	(3,175,857)	—	(118,913)

Balance, 09/30/17	$—	$—	$—	$—

(1)

Transfers out of Level 3 represent the value of securities at September 30, 2017 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

50	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Bank
3.38%, 12/08/23	$200,000	$213,764
Federal National Mortgage Association
2.51%, 10/09/19	3,350,000	3,230,246
2.63%, 09/06/24	200,000	204,792
1.88%, 09/24/26	2,200,000	2,090,943
6.25%, 05/15/29	500,000	674,212
6.63%, 11/15/30	1,170,000	1,658,384
Tennessee Valley Authority
3.88%, 02/15/21	1,000,000	1,066,663

Total Agency Obligations (Cost $8,931,448)		9,139,004

ASSET-BACKED SECURITIES — 7.0%
Academic Loan Funding Trust Series 2012-1A A2
(Floating, ICE LIBOR USD 1M + 1.10%), 2.34%, 12/27/44 144A†	1,250,000	1,249,363
Access Group, Inc. Series 2015-1 A
(Floating, ICE LIBOR USD 1M + 0.70%), 1.94%, 07/25/56 144A†	348,442	349,344
AmeriCredit Automobile Receivables Series 2016-1 A2A
1.52%, 06/10/19	29,934	29,934
ARES XXXIII CLO, Ltd. Series 2015-1A A1R
(Floating, ICE LIBOR USD 3M + 1.35%), 2.67%, 12/05/25 144A†	1,000,000	1,004,130
Atlas Senior Loan Fund V, Ltd. Series 2014-1A A2R
(Floating, ICE LIBOR USD 3M + 1.26%), 2.56%, 07/16/29 144A†	1,400,000	1,402,036
AUTO ABS Series 2012-3
0.60%, 09/27/24	54,188	64,188
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1
6.00%, 10/25/36	1,327,043	1,061,385
6.50%, 10/25/36	2,266,610	1,728,617
Benefit Street Partners CLO II Ltd. Series 2013-IIA A1R
(Floating, ICE LIBOR USD 3M + 1.25%), 2.55%, 07/15/29 144A†	1,400,000	1,402,230
BlueMountain CLO, Ltd. Series 2012-2A AR
(Floating, ICE LIBOR USD 3M + 1.42%), 2.74%, 11/20/28 144A†	1,250,000	1,265,893
BlueMountain CLO, Ltd. Series 2014-2A DR
(Floating, ICE LIBOR USD 3M + 3.00%), 4.31%, 07/20/26 144A†	1,250,000	1,255,323
BlueMountain CLO, Ltd. Series 2015-1A A1R
(Floating, ICE LIBOR USD 3M + 1.33%), 2.63%, 04/13/27 144A†	1,000,000	1,003,825
Capital One Multi-Asset Execution Trust Series 2016-A1 A1
(Floating, 1M USD LIBOR + 0.45%), 1.68%, 02/15/22†	800,000	804,437
Carlyle Global Market Strategies CLO, Ltd. Series 2014-4 D
(Floating, ICE LIBOR USD 3M + 3.60%), 4.90%, 10/15/26 144A†	1,000,000	1,013,045
Cent CLO 21, Ltd. Series 2014-21A A1BR
(Floating, ICE LIBOR USD 3M + 1.21%), 2.53%, 07/27/26 144A†	500,000	501,074
Chapel BV Series 2007
(Floating, EURIBOR 3M + 0.36%), 0.03%, 07/17/66†	593,766	698,728
Community Funding CLO, Ltd. Series 2015-1A A
5.75%, 11/01/27 144A††† STEP	860,000	859,976
CWHEQ Revolving Home Equity Loan Trust Series 2005-F
(Floating, ICE LIBOR USD 1M + 0.24%), 1.47%, 12/15/35†	165,572	159,417
CWHEQ Revolving Home Equity Loan Trust Series 2006-E
(Floating, ICE LIBOR USD 1M + 0.14%), 1.37%, 07/15/36†	271,303	239,218
ECMC Group Student Loan Trust Series 2016-1A A
(Floating, ICE LIBOR USD 1M + 1.35%), 2.59%, 07/26/66 144A†	809,083	810,691
ECMC Group Student Loan Trust Series 2017-1A A
(Floating, ICE LIBOR USD 1M + 1.20%), 2.44%, 12/27/66 144A†	2,126,121	2,131,184
Edsouth Indenture No. 7 LLC Series 2014-3 A
(Floating, ICE LIBOR USD 1M + 0.60%), 1.84%, 02/25/36 144A†	890,065	874,149
EFS Volunteer No. 2 LLC Series 2012-1 A2
(Floating, ICE LIBOR USD 1M + 1.35%), 2.59%, 03/25/36 144A†	1,200,000	1,218,980
EFS Volunteer No. 3 LLC Series 2012-1 A3
(Floating, ICE LIBOR USD 1M + 1.00%), 2.24%, 04/25/33 144A†	2,100,000	2,102,773

See Notes to Schedules of Investments.	51

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
EMC Mortgage Loan Trust Series 2003-B
(Floating, ICE LIBOR USD 1M + 0.55%), 2.33%, 11/25/41 144A†	$12,851	$12,444
Financial Asset Securities Corporation AAA Trust Series 2005-1A
(Floating, 1M USD LIBOR + 0.41%), 1.65%, 02/27/35 144A†	920,339	841,602
Ford Credit Floorplan Master Owner Trust A Series 2015-4 A2
(Floating, 1M USD LIBOR + 0.60%), 1.83%, 08/15/20†	500,000	502,006
Fremont Home Loan Trust Series 2005-E
(Floating, ICE LIBOR USD 1M + 0.24%), 1.48%, 01/25/36†	21,142	21,193
Galaxy XV CLO, Ltd. Series 2013-15A B
(Floating, ICE LIBOR USD 3M + 1.85%), 3.15%, 04/15/25 144A†	500,000	500,049
GMACM Home Equity Loan Trust Series 2007-HE3
6.82%, 09/25/37g†	84,535	87,406
7.00%, 09/25/37†	24,298	24,832
Goal Capital Funding Trust Series 2007-1
(Floating, ICE LIBOR USD 3M + 0.09%), 1.42%, 09/25/28†	27,090	27,075
Golden Credit Card Trust Series 2016-5A A
1.60%, 09/15/21 144A	900,000	895,423
Golden Credit Card Trust Series 2017-2A A
1.98%, 04/15/22 144A	1,100,000	1,100,605
GSAMP Trust Series 2007-HS1
(Floating, ICE LIBOR USD 1M + 0.85%), 2.09%, 02/25/47†	471,683	468,563
Hertz Vehicle Financing II LP Series 2015-1A A
2.73%, 03/25/21 144A	350,000	350,431
Hertz Vehicle Financing II LP Series 2017-1A A
2.96%, 10/25/21 144A	1,760,000	1,754,032
Hertz Vehicle Financing II LP Series 2017-1A B
3.56%, 10/25/21 144A	1,030,000	1,025,007
Higher Education Funding I Series 2014-1 A
(Floating, ICE LIBOR USD 3M + 1.05%), 2.37%, 05/25/34 144A†	954,580	952,596
Invitation Homes Trust Series 2015-SFR2 D
(Floating, 1M USD LIBOR + 2.30%), 3.53%, 06/17/32 144A†	250,000	250,763
Jackson Mill CLO, Ltd. Series 2015-1A A
(Floating, ICE LIBOR USD 3M + 1.54%), 2.84%, 04/15/27 144A†	1,000,000	1,001,682
JGWPT XXXIII LLC Series 2014-3A A
3.50%, 06/15/77 144A	383,182	383,504
Kabbage Asset Securitization LLC Series 2017-1 B
5.79%, 03/15/22 144A	1,240,000	1,267,076
LCM XXIII, Ltd. Series 23A
(Floating, ICE LIBOR USD 3M + 1.40%), 2.71%, 10/20/29 144A†	1,000,000	1,005,237
Mississippi Higher Education Assistance Corporation Series 2014-1 A1
(Floating, ICE LIBOR USD 1M + 0.68%), 1.92%, 10/25/35†	612,008	613,138
Montana Higher Education Student Assistance Corporation Series 2012-1 A3
(Floating, ICE LIBOR USD 1M + 1.05%), 2.29%, 07/20/43†	700,000	701,402
Navient Student Loan Trust Series 2016-5A A
(Floating, ICE LIBOR USD 1M + 1.25%), 2.49%, 06/25/65 144A†	2,022,993	2,066,325
Navient Student Loan Trust Series 2016-7A A
(Floating, ICE LIBOR USD 1M + 1.15%), 2.39%, 03/25/66 144A†	994,774	1,008,017
Navient Student Loan Trust Series 2017-2A A
(Floating, ICE LIBOR USD 1M + 1.05%), 2.28%, 12/27/66 144A†	2,187,249	2,219,866
Nelnet Student Loan Trust Series 2006-1
(Floating, ICE LIBOR USD 3M + 0.45%), 1.76%, 08/23/36 144A†	1,200,000	1,170,584
Nelnet Student Loan Trust Series 2006-2
(Floating, ICE LIBOR USD 3M + 0.10%), 1.41%, 01/25/30†	929,202	927,842
OHA Loan Funding, Ltd. Series 2015-1A AR
(Floating, ICE LIBOR USD 3M + 1.41%), 2.73%, 08/15/29 144A†	1,000,000	1,010,982
OZLM XV, Ltd. Series 2016-15A B
(Floating, ICE LIBOR USD 3M + 2.70%), 4.01%, 01/20/29 144A†	1,000,000	1,008,918

52	See Notes to Schedules of Investments.

	Par	Value
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2 A1
(Floating, ICE LIBOR USD 3M + 1.13%), 2.43%, 10/01/35†	$331,539	$330,920
Park Place Securities, Inc. Pass-Through Trust Certificates Series 2005-WCH1
(Floating, ICE LIBOR USD 1M + 0.84%), 2.08%, 01/25/36†	99,572	100,356
PHEAA Student Loan Trust Series 2012-1A A1
(Floating, ICE LIBOR USD 1M + 0.55%), 1.79%, 05/25/57 144A†	1,011,350	1,003,550
PHEAA Student Loan Trust Series 2016-1A A
(Floating, ICE LIBOR USD 1M + 1.15%), 2.39%, 09/25/65 144A†	810,774	821,778
PHEAA Student Loan Trust Series 2016-2A A
(Floating, ICE LIBOR USD 1M + 0.95%), 2.19%, 11/25/65 144A†	1,828,216	1,835,076
Prosper Marketplace Issuance Trust Series 2017-1A A
2.56%, 06/15/23 144A	822,825	826,302
RAMP Trust Series 2005-EFC6
(Floating, ICE LIBOR USD 1M + 0.43%), 1.67%, 11/25/35†	1,900,000	1,903,338
Saxon Asset Securities Trust Series 2004-1
(Floating, ICE LIBOR USD 1M + 0.80%), 2.03%, 03/25/35†	504,433	495,518
SBA Small Business Investment Cos. Series 2016-10A 1
2.51%, 03/10/26	333,085	337,010
2.52%, 09/10/27	850,000	847,392
Scholar Funding Trust Series 2010-A A
(Floating, ICE LIBOR USD 3M + 0.75%), 2.06%, 10/28/41 144A†	308,981	307,208
SLC Student Loan Trust Series 2005-3
(Floating, ICE LIBOR USD 3M + 0.12%), 1.44%, 06/15/29†	900,000	895,532
SLM Private Education Loan Trust Series 2010-A 2A
(Floating, ICE LIBOR USD 1M + 3.25%), 4.48%, 05/16/44 144A†	403,740	417,863
SLM Student Loan EDC Repackaging Trust Series 2013-M1 M1
3.50%, 10/28/29 144A	163,590	161,545
SLM Student Loan Trust Series 2003-7A
(Floating, ICE LIBOR USD 3M + 1.20%), 2.52%, 12/15/33 144A†	948,629	962,298
SLM Student Loan Trust Series 2004-8A
(Floating, ICE LIBOR USD 3M + 0.63%), 1.94%, 01/25/40 144A†	600,000	600,948
SLM Student Loan Trust Series 2005-4
(Floating, ICE LIBOR USD 3M + 0.12%), 1.43%, 01/25/27†	165,287	164,770
SLM Student Loan Trust Series 2005-5
(Floating, ICE LIBOR USD 3M + 0.14%), 1.45%, 10/25/28†	900,000	896,070
(Floating, ICE LIBOR USD 3M + 0.75%), 2.06%, 10/25/40†	250,000	247,090
SLM Student Loan Trust Series 2006-2
(Floating, ICE LIBOR USD 3M + 0.11%), 1.42%, 07/25/25†	580,508	580,539
SLM Student Loan Trust Series 2007-7
(Floating, ICE LIBOR USD 3M + 0.33%), 1.64%, 01/25/22†	486,857	480,242
(Floating, ICE LIBOR USD 3M + 0.75%), 2.06%, 10/27/70†	400,000	367,026
SLM Student Loan Trust Series 2008-2
(Floating, ICE LIBOR USD 3M + 0.75%), 2.06%, 04/25/23†	161,211	161,061
SLM Student Loan Trust Series 2008-4
(Floating, ICE LIBOR USD 3M + 1.65%), 2.96%, 07/25/22†	451,653	463,991
SLM Student Loan Trust Series 2008-5
(Floating, ICE LIBOR USD 3M + 1.70%), 3.01%, 07/25/23†	1,759,647	1,813,313
SLM Student Loan Trust Series 2008-6
(Floating, ICE LIBOR USD 3M + 1.10%), 2.41%, 07/25/23†	650,000	656,457
SLM Student Loan Trust Series 2008-8
(Floating, ICE LIBOR USD 3M + 1.50%), 2.81%, 04/25/23†	400,000	409,882
SLM Student Loan Trust Series 2008-9
(Floating, ICE LIBOR USD 3M + 1.50%), 2.81%, 04/25/23†	2,363,317	2,421,043
SoFi Consumer Loan Program LLC Series 2017-4 A
2.50%, 05/26/26 144A	1,033,770	1,033,801
Soundview Home Loan Trust Series 2006-OPT2
(Floating, ICE LIBOR USD 1M + 0.18%), 1.42%, 05/25/36†	690,366	688,575

See Notes to Schedules of Investments.	53

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
TCW Clo 2017-1, Ltd. Series 2017-1A A
(Floating, ICE LIBOR USD 3M + 1.28%), 2.71%, 07/29/29 144A†	$1,500,000	$1,507,642
TIAA CLO II, Ltd. Series 2017-1A A
(Floating, ICE LIBOR USD 3M + 1.28%), 2.49%, 04/20/29 144A†	3,950,000	3,964,418
Utah State Board of Regents Series 2015-1 A
(Floating, ICE LIBOR USD 1M + 0.60%), 1.84%, 02/25/43†	606,572	608,264
Vibrant CLO VI, Ltd. Series 2017-6A A
(Floating, ICE LIBOR USD 3M + 1.24%), 2.57%, 06/20/29 144A†	2,750,000	2,771,569
Voya CLO 2017-3, Ltd. Series 2017-3A A1A
(Floating, ICE LIBOR USD 3M + 1.23%), 2.55%, 07/20/30 144A†	4,150,000	4,154,352
Voya CLO, Ltd. Series 2014-4A
(Floating, ICE LIBOR USD 3M + 0.95%), 2.25%, 10/14/26†	2,000,000	2,001,075
Washington Mutual Asset-Backed Certificates Trust Series 2006-HE1
(Floating, ICE LIBOR USD 1M + 0.18%), 1.42%, 04/25/36†	112,970	113,161

Total Asset-Backed Securities (Cost $83,463,563)		83,779,515

CERTIFICATES OF DEPOSIT — 0.0%
Barclays Bank PLC
1.94%, 09/04/18 (Cost $300,000)	300,000	300,062

CORPORATE BONDS — 19.0%
21st Century Fox America, Inc.
3.70%, 09/15/24	625,000	649,534
ABB Finance USA, Inc.
4.38%, 05/08/42	40,000	42,991
Abbott Laboratories
3.75%, 11/30/26	260,000	267,291
4.75%, 11/30/36	170,000	188,355
4.90%, 11/30/46	210,000	235,503
AbbVie, Inc.
2.50%, 05/14/20	225,000	227,835
2.30%, 05/14/21	200,000	199,843
2.85%, 05/14/23	1,650,000	1,664,934
3.60%, 05/14/25	140,000	145,383
AES Corporation
4.88%, 05/15/23	40,000	41,400
5.50%, 03/15/24	100,000	104,625
Aetna, Inc.
2.80%, 06/15/23	225,000	226,673
Allegion US Holding Co., Inc.
3.20%, 10/01/24	400,000	399,756
Allison Transmission, Inc.
5.00%, 10/01/24 144A	200,000	208,070
Amazon.com, Inc.
3.30%, 12/05/21	525,000	547,666
3.15%, 08/22/27 144A	1,170,000	1,180,795
3.88%, 08/22/37 144A	160,000	163,385
4.95%, 12/05/44	220,000	255,060
4.05%, 08/22/47 144A	190,000	194,472
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	525,000	540,995
American International Group, Inc.
2.30%, 07/16/19	200,000	201,079
3.75%, 07/10/25	100,000	103,440
4.50%, 07/16/44	25,000	26,193
4.80%, 07/10/45	200,000	219,097
(Variable, ICE LIBOR USD 3M + 2.06%), 6.25%, 03/15/87†	278,000	305,105
American Tower Corporation
3.40%, 02/15/19	200,000	203,716
3.30%, 02/15/21	150,000	153,820
3.38%, 10/15/26Δ	1,500,000	1,485,574
Amgen, Inc.
3.63%, 05/22/24	50,000	52,217
4.66%, 06/15/51	34,000	37,456
Anadarko Petroleum Corporation
4.85%, 03/15/21	290,000	307,781
3.45%, 07/15/24Δ	95,000	94,421
5.55%, 03/15/26Δ	125,000	139,838
6.45%, 09/15/36	280,000	332,201
6.60%, 03/15/46	470,000	583,961
Apache Corporation
3.25%, 04/15/22	80,000	81,225
2.63%, 01/15/23Δ	75,000	73,602
5.10%, 09/01/40	180,000	188,913
4.25%, 01/15/44	1,275,000	1,201,955
Apple, Inc.
2.40%, 05/03/23	350,000	349,608
2.45%, 08/04/26	720,000	695,516
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	233,581
AT&T, Inc.
(Floating, ICE LIBOR USD 3M + 0.65%), 1.95%, 01/15/20†	900,000	904,623
2.80%, 02/17/21	100,000	101,270
4.45%, 05/15/21	80,000	85,262
3.00%, 02/15/22	170,000	171,972
3.20%, 03/01/22	475,000	484,913
3.00%, 06/30/22	475,000	480,135
3.60%, 02/17/23	293,000	301,820
4.45%, 04/01/24	725,000	770,302
3.95%, 01/15/25	125,000	128,587
3.40%, 05/15/25	1,680,000	1,659,913
4.13%, 02/17/26	175,000	179,874
4.25%, 03/01/27	1,590,000	1,639,655
3.90%, 08/14/27	2,035,000	2,043,027
4.90%, 08/14/37	1,040,000	1,054,360
4.35%, 06/15/45	100,000	92,139
4.50%, 03/09/48	190,000	175,964

54	See Notes to Schedules of Investments.

	Par	Value
Bank of America Corporation
5.75%, 12/01/17	$1,890,000	$1,903,077
6.88%, 04/25/18	1,400,000	1,440,498
5.65%, 05/01/18	700,000	716,086
2.60%, 01/15/19	320,000	322,688
5.63%, 07/01/20	50,000	54,478
5.88%, 01/05/21	150,000	166,243
5.00%, 05/13/21	320,000	348,480
(Variable, ICE LIBOR USD 3M + 0.66%), 2.37%, 07/21/21†	875,000	875,655
3.30%, 01/11/23	120,000	123,023
4.00%, 04/01/24	420,000	444,091
4.20%, 08/26/24	390,000	410,544
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 09/05/24†	300,000	331,125
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24Δ†	150,000	169,781
4.00%, 01/22/25	440,000	455,740
3.88%, 08/01/25	330,000	346,031
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/01/25†	2,200,000	2,200,768
4.45%, 03/03/26	70,000	74,137
3.50%, 04/19/26	340,000	346,306
4.25%, 10/22/26	440,000	460,840
3.25%, 10/21/27	275,000	269,834
4.18%, 11/25/27	800,000	830,756
(Variable, ICE LIBOR USD 3M + 1.58%), 3.82%, 01/20/28†	575,000	591,910
(Variable, ICE LIBOR USD 3M + 1.51%), 3.71%, 04/24/28†	1,300,000	1,322,096
(Variable, ICE LIBOR USD 3M + 1.37%), 3.59%, 07/21/28†	1,360,000	1,374,897
5.00%, 01/21/44	790,000	919,267
Barrick North America Finance LLC
4.40%, 05/30/21	138,000	148,528
5.70%, 05/30/41	150,000	179,494
Bear Stearns Cos. LLC
6.40%, 10/02/17	1,200,000	1,200,000
Becton, Dickinson and Co.
2.68%, 12/15/19	349,000	353,379
2.89%, 06/06/22	700,000	703,029
3.36%, 06/06/24	1,405,000	1,420,172
3.73%, 12/15/24	171,000	174,934
4.69%, 12/15/44	345,000	366,112
Berkshire Hathaway Energy Co.
6.50%, 09/15/37	130,000	174,255
Blackstone CQP Holdco LP
6.50%, 03/20/21 144A	600,000	609,000
Boeing Capital Corporation
4.70%, 10/27/19	230,000	243,638
Boeing Co.
4.88%, 02/15/20	50,000	53,595
6.63%, 02/15/38	210,000	296,596
Brighthouse Financial, Inc.
3.70%, 06/22/27 144A	1,875,000	1,844,743
4.70%, 06/22/47 144A	310,000	304,028
Broadcom Corporation
3.00%, 01/15/22 144A	550,000	559,725
3.63%, 01/15/24 144A	650,000	668,709
3.88%, 01/15/27 144A	1,125,000	1,160,922
Capital One Financial Corporation
4.20%, 10/29/25	350,000	360,270
Cardinal Health, Inc.
2.62%, 06/15/22	130,000	130,037
3.08%, 06/15/24	640,000	645,409
Catholic Health Initiatives
4.35%, 11/01/42	40,000	37,613
CCO Holdings LLC
5.13%, 05/01/27 144A	130,000	132,113
Celgene Corporation
3.55%, 08/15/22	170,000	177,893
3.88%, 08/15/25	250,000	264,215
5.00%, 08/15/45	160,000	181,586
Centene Corporation
4.75%, 05/15/22	130,000	136,338
6.13%, 02/15/24	90,000	97,538
4.75%, 01/15/25	50,000	52,000
Charles Schwab Corporation
3.20%, 03/02/27	300,000	302,154
Charter Communications Operating LLC
4.46%, 07/23/22	125,000	132,392
4.91%, 07/23/25	2,710,000	2,901,624
3.75%, 02/15/28 144A	1,800,000	1,765,135
4.20%, 03/15/28 144A	260,000	263,639
6.48%, 10/23/45	90,000	105,999
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 144AΔ	150,000	154,875
Chesapeake Energy Corporation
6.13%, 02/15/21Δ	160,000	162,000
Chevron Corporation
2.95%, 05/16/26	750,000	749,640
CHS/Community Health Systems, Inc.
8.00%, 11/15/19Δ	100,000	97,750
Chubb Corporation
(Variable, ICE LIBOR USD 3M + 2.25%), 3.55%, 04/15/37†	400,000	398,800
Chubb INA Holdings, Inc.
2.30%, 11/03/20	90,000	90,699
3.35%, 05/03/26	120,000	123,161
Cimarex Energy Co.
3.90%, 05/15/27	470,000	479,459
Cintas Corporation No. 2
2.90%, 04/01/22	180,000	183,560
3.70%, 04/01/27	690,000	722,066
Cisco Systems, Inc.
2.20%, 02/28/21	300,000	301,887
Citigroup, Inc.
(Variable, ICE LIBOR USD 3M + 4.03%), 8.40%, 04/30/18†	300,000	313,875
(Floating, ICE LIBOR USD 3M + 0.93%), 2.25%, 06/07/19†	700,000	707,137
(Floating, ICE LIBOR USD 3M + 1.19%), 2.50%, 08/02/21†	1,300,000	1,323,135

See Notes to Schedules of Investments.	55

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 01/30/23†	$170,000	$183,175
3.50%, 05/15/23	220,000	224,408
(Variable, ICE LIBOR USD 3M + 3.47%), 5.35%, 05/15/23†	180,000	187,119
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25†	690,000	746,925
4.40%, 06/10/25	450,000	474,201
5.50%, 09/13/25	290,000	326,016
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 08/15/26†Δ	150,000	168,938
4.30%, 11/20/26	1,600,000	1,669,674
4.45%, 09/29/27	780,000	824,318
6.63%, 06/15/32	50,000	63,817
8.13%, 07/15/39	20,000	31,734
6.68%, 09/13/43	10,000	13,596
5.30%, 05/06/44	24,000	28,179
4.65%, 07/30/45	574,000	638,037
4.75%, 05/18/46	40,000	43,720
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	760,000	772,930
Comcast Corporation
5.70%, 05/15/18	1,250,000	1,281,820
3.38%, 08/15/25	275,000	284,036
3.20%, 07/15/36	380,000	357,417
Compass Bank
5.50%, 04/01/20	300,000	316,937
ConocoPhillips Co.
3.35%, 11/15/24	80,000	82,398
ConocoPhillips Holding Co.
6.95%, 04/15/29	220,000	285,678
Cott Holdings, Inc.
5.50%, 04/01/25 144A	170,000	177,650
Crown Castle International Corporation
2.25%, 09/01/21	125,000	123,390
5.25%, 01/15/23	525,000	581,853
3.65%, 09/01/27	425,000	425,645
Crown Castle International Corporation REIT
3.20%, 09/01/24	200,000	199,357
Crown Castle Towers LLC
4.88%, 08/15/20 144A	1,900,000	2,013,958
CVS Health Corporation
2.75%, 12/01/22	210,000	210,723
4.00%, 12/05/23	400,000	424,695
3.88%, 07/20/25	113,000	118,053
5.13%, 07/20/45	260,000	300,180
CVS Pass-Through Trust
6.94%, 01/10/30	653,599	775,732
Dae Funding LLC
4.50%, 08/01/22 144A	70,000	71,916
5.00%, 08/01/24 144A	80,000	82,200
DDR Corporation
3.50%, 01/15/21	875,000	888,627
3.63%, 02/01/25	240,000	233,693
Delta Air Lines Class A Pass-Through Trust Series 2007-1
6.82%, 08/10/22	295,410	341,021
Depository Trust & Clearing Corporation (Variable, ICE LIBOR USD 3M + 3.17%),
4.88%, 06/15/20 144A†	750,000	782,812
Devon Energy Corporation
3.25%, 05/15/22	220,000	222,828
5.85%, 12/15/25Δ	250,000	288,667
5.60%, 07/15/41	437,000	479,863
4.75%, 05/15/42	130,000	132,086
5.00%, 06/15/45	660,000	698,139
Devon Financing Corporation LLC
7.88%, 09/30/31	60,000	79,388
Diamond 1 Finance Corporation
3.48%, 06/01/19 144A	1,010,000	1,030,471
4.42%, 06/15/21 144A	2,380,000	2,500,886
5.45%, 06/15/23 144A	150,000	164,357
Digital Realty Trust LP
3.40%, 10/01/20	900,000	928,744
Discover Financial Services
3.75%, 03/04/25	450,000	452,473
DISH DBS Corporation
5.88%, 07/15/22	200,000	213,000
7.75%, 07/01/26	50,000	57,534
Dollar Tree, Inc.
5.75%, 03/01/23	140,000	148,400
Duke Energy Corporation
3.75%, 04/15/24	200,000	209,475
3.15%, 08/15/27	550,000	546,395
3.95%, 08/15/47	30,000	29,869
Eaton Corporation
1.50%, 11/02/17	120,000	119,988
2.75%, 11/02/22	710,000	715,757
4.15%, 11/02/42	200,000	201,552
Ecolab, Inc.
4.35%, 12/08/21	100,000	108,263
5.50%, 12/08/41	175,000	216,088
Education Realty Operating Partnership LP
4.60%, 12/01/24	325,000	336,131
Eli Lilly & Co.
3.10%, 05/15/27	140,000	140,980
EMD Finance LLC
2.95%, 03/19/22 144A	750,000	763,059
Energy Transfer LP
4.65%, 06/01/21	650,000	691,418
Energy Transfer Partners LP
3.60%, 02/01/23	75,000	76,360
4.75%, 01/15/26	25,000	26,361
Entergy Louisiana LLC
5.40%, 11/01/24	1,200,000	1,383,030
Enterprise Products Operating LLC
5.70%, 02/15/42	60,000	71,795
(Variable, ICE LIBOR USD 3M + 3.71%), 5.02%, 08/01/66†	550,000	550,962
EOG Resources, Inc.
4.15%, 01/15/26	140,000	148,707

56	See Notes to Schedules of Investments.

	Par	Value
EQT Corporation
3.00%, 10/01/22	$275,000	$275,954
EQT Midstream Partners LP
4.13%, 12/01/26	1,800,000	1,807,013
ERP Operating LP REIT
4.63%, 12/15/21	150,000	162,420
Exelon Corporation
5.63%, 06/15/35	415,000	500,863
Expedia, Inc.
3.80%, 02/15/28 144A	450,000	446,975
Exxon Mobil Corporation
3.04%, 03/01/26Δ	280,000	285,106
4.11%, 03/01/46	530,000	574,129
Fidelity National Information Services, Inc.
3.63%, 10/15/20	265,000	276,142
First Data Corporation
5.38%, 08/15/23 144A	70,000	73,395
FirstEnergy Corporation
4.25%, 03/15/23	490,000	519,007
3.90%, 07/15/27	1,410,000	1,434,752
7.38%, 11/15/31	770,000	1,026,802
Fiserv, Inc.
2.70%, 06/01/20	350,000	354,267
Florida Power & Light Co.
3.80%, 12/15/42	425,000	434,631
Ford Motor Credit Co. LLC
5.00%, 05/15/18	225,000	229,510
2.94%, 01/08/19	400,000	404,630
(Floating, ICE LIBOR USD 3M + 0.83%), 2.14%, 03/12/19†	200,000	201,000
2.46%, 03/27/20	800,000	801,110
5.75%, 02/01/21	200,000	219,485
3.34%, 03/18/21	250,000	255,887
5.88%, 08/02/21	1,675,000	1,864,726
Freeport-McMoRan, Inc.
6.50%, 11/15/20	46,000	47,116
6.88%, 02/15/23	10,000	10,950
5.45%, 03/15/43	122,000	114,604
General Electric Co.
8.50%, 04/06/18	2,000,000	110,120
6.00%, 08/07/19	301,000	324,250
4.38%, 09/16/20	198,000	212,145
5.30%, 02/11/21	104,000	114,411
4.65%, 10/17/21	140,000	153,395
3.15%, 09/07/22	230,000	239,046
5.88%, 01/14/38	72,000	94,402
6.88%, 01/10/39	400,000	586,784
4.50%, 03/11/44	100,000	112,211
General Motors Co.
6.25%, 10/02/43	110,000	126,143
General Motors Financial Co., Inc.
3.25%, 05/15/18	280,000	282,550
3.50%, 07/10/19	625,000	640,401
(Floating, ICE LIBOR USD 3M + 1.27%), 2.61%, 10/04/19†	400,000	406,253
3.20%, 07/13/20	1,000,000	1,024,766
4.38%, 09/25/21	400,000	424,438
3.45%, 04/10/22	230,000	234,014
4.25%, 05/15/23Δ	40,000	41,890
4.35%, 01/17/27	170,000	175,018
Gilead Sciences, Inc.
3.70%, 04/01/24	230,000	243,114
4.75%, 03/01/46	20,000	22,449
4.15%, 03/01/47	300,000	308,110
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	389,673
Glencore Funding LLC
4.13%, 05/30/23 144A	525,000	547,240
4.63%, 04/29/24 144A	200,000	212,300
4.00%, 03/27/27 144AΔ	480,000	483,833
Goldman Sachs Capital II (Variable, ICE LIBOR USD 3M + 0.77%),
4.00%, 11/10/17†	3,000	2,700
Goldman Sachs Group, Inc.
5.95%, 01/18/18	1,000,000	1,012,752
(Floating, ICE LIBOR USD 3M + 1.10%), 2.42%, 11/15/18†	3,800,000	3,835,868
5.38%, 03/15/20	200,000	214,928
6.00%, 06/15/20	540,000	593,067
5.25%, 07/27/21	560,000	615,658
3.85%, 07/08/24	150,000	156,298
4.25%, 10/21/25	620,000	647,480
3.50%, 11/16/26	550,000	552,071
6.75%, 10/01/37	110,000	145,387
6.25%, 02/01/41	750,000	992,106
5.15%, 05/22/45	330,000	378,660
4.75%, 10/21/45	530,000	590,806
Goodman US Finance Three LLC
3.70%, 03/15/28 144A	1,000,000	998,850
Goodyear Tire & Rubber Co.
5.13%, 11/15/23Δ	100,000	104,875
5.00%, 05/31/26	140,000	146,475
Halliburton Co.
3.80%, 11/15/25	745,000	766,270
4.85%, 11/15/35	30,000	32,621
5.00%, 11/15/45	90,000	99,097
Harris Corporation
5.05%, 04/27/45	110,000	126,473
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	50,000	55,462
HCA, Inc.
7.69%, 06/15/25	250,000	291,875
HCP, Inc.
2.63%, 02/01/20	300,000	302,560
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	425,000	450,323
HiltonWorldwide Finance LLC
4.88%, 04/01/27	20,000	21,050
HSBC USA, Inc. (Floating, ICE LIBOR USD 3M + 0.77%),
2.08%, 08/07/18†	1,700,000	1,709,264
Humana, Inc.
7.20%, 06/15/18	480,000	497,873
3.15%, 12/01/22	70,000	71,357

See Notes to Schedules of Investments.	57

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
3.95%, 03/15/27	$150,000	$157,019
4.63%, 12/01/42	60,000	65,059
4.95%, 10/01/44	70,000	79,570
4.80%, 03/15/47	10,000	11,181
Hyundai Capital America
2.13%, 10/02/17 144A	80,000	80,000
Intel Corporation
3.70%, 07/29/25	805,000	852,143
4.90%, 07/29/45	70,000	83,848
International Lease Finance Corporation
7.13%, 09/01/18 144A	1,975,000	2,068,377
8.63%, 01/15/22	420,000	515,203
International Paper & Co.
3.00%, 02/15/27	900,000	876,069
John Deere Capital Corporation
2.25%, 04/17/19	160,000	161,512
1.70%, 01/15/20	80,000	79,730
Johnson & Johnson
2.45%, 03/01/26	190,000	186,781
3.63%, 03/03/37	720,000	749,730
JPMorgan Chase & Co.
(Floating, ICE LIBOR USD 3M +0.55%), 1.86%, 04/25/18†	2,200,000	2,205,903
2.25%, 01/23/20	300,000	301,713
(Variable, ICE LIBOR USD 3M + 3.80%), 5.30%, 05/01/20†Δ	550,000	574,750
4.40%, 07/22/20	980,000	1,041,233
2.55%, 03/01/21	300,000	303,144
2.40%, 06/07/21	1,100,000	1,104,315
4.35%, 08/15/21	70,000	75,037
2.97%, 01/15/23Δ	475,000	482,724
3.88%, 09/10/24	860,000	896,306
2.95%, 10/01/26	700,000	685,897
4.25%, 10/01/27	90,000	95,106
(Variable, ICE LIBOR USD 3M + 1.36%), 3.88%, 07/24/38†	175,000	176,788
4.95%, 06/01/45	400,000	456,534
Kerr-McGee Corporation
6.95%, 07/01/24	290,000	345,096
7.88%, 09/15/31	280,000	356,801
Kilroy Realty LP
3.80%, 01/15/23	400,000	412,492
Kimberly-Clark Corporation
3.70%, 06/01/43	200,000	194,011
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	700,000	760,679
3.95%, 09/01/22	520,000	540,437
4.15%, 02/01/24Δ	50,000	51,898
4.25%, 09/01/24	100,000	103,927
Kinder Morgan, Inc.
3.05%, 12/01/19	575,000	585,692
5.63%, 11/15/23 144A	900,000	1,003,715
KKR Group Finance Co. II LLC
5.50%, 02/01/43 144A	30,000	34,270
Kraft Heinz Foods Co.
5.38%, 02/10/20	223,000	239,332
2.80%, 07/02/20	250,000	254,680
3.50%, 06/06/22Δ	160,000	165,870
3.95%, 07/15/25	260,000	268,226
3.00%, 06/01/26	110,000	105,567
5.00%, 07/15/35	100,000	109,267
5.00%, 06/04/42	50,000	53,465
5.20%, 07/15/45	60,000	65,974
4.38%, 06/01/46	425,000	421,365
Kroger Co.
6.15%, 01/15/20	360,000	391,395
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	150,000	157,125
Lehman Escrow Bonds
0.00%, 01/18/12#	200,000	12,500
0.00%, 01/24/13#	2,300,000	144,900
0.00%, 07/19/17y#	150,000	—
0.00%, 12/28/17y#	3,340,000	—
0.00%, 11/29/49†††#	2,330,000	—
Lockheed Martin Corporation
3.10%, 01/15/23	1,040,000	1,072,443
3.55%, 01/15/26	310,000	320,524
4.50%, 05/15/36	50,000	54,833
Magnolia Finance X Ltd.
4.07%, 12/03/20†††	371,884	488,358
2.48%, 12/06/20†††	998,215	1,310,856
McDonald’s Corporation
3.70%, 01/30/26	240,000	250,488
3.50%, 03/01/27Δ	500,000	514,958
Medtronic Global Holdings SCA
3.35%, 04/01/27	750,000	771,829
Medtronic, Inc.
2.50%, 03/15/20	125,000	126,883
3.15%, 03/15/22	300,000	310,829
3.50%, 03/15/25	30,000	31,318
4.63%, 03/15/45	250,000	285,057
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	403,500
MetLife, Inc.
4.75%, 02/08/21	270,000	292,296
6.40%, 12/15/36	50,000	57,750
4.05%, 03/01/45	25,000	25,477
Microsoft Corporation
2.88%, 02/06/24	470,000	480,709
2.70%, 02/12/25	120,000	121,281
3.13%, 11/03/25	450,000	462,827
2.40%, 08/08/26	1,200,000	1,161,247
3.30%, 02/06/27	800,000	829,298
3.45%, 08/08/36	10,000	10,093
4.10%, 02/06/37	50,000	54,294
3.95%, 08/08/56	130,000	134,365
Moody’s Corporation
4.50%, 09/01/22	800,000	865,549
Morgan Stanley
6.63%, 04/01/18	700,000	717,196
(Variable, ICE LIBOR USD 3M + 3.81%), 5.55%, 07/15/20†	375,000	391,172

58	See Notes to Schedules of Investments.

	Par	Value
5.50%, 07/24/20	$550,000	$597,862
(Floating, ICE LIBOR USD 3M + 1.40%), 2.71%, 04/21/21†	100,000	102,750
(Floating, ICE LIBOR USD 3M + 1.40%), 2.71%, 10/24/23†	225,000	230,277
3.88%, 04/29/24	275,000	288,041
3.70%, 10/23/24	450,000	466,622
3.63%, 01/20/27	550,000	558,129
MPLX LP
4.88%, 12/01/24	230,000	248,205
4.88%, 06/01/25	240,000	257,612
MPT Operating Partnership LP
5.00%, 10/15/27	270,000	277,425
National Retail Properties, Inc.
3.60%, 12/15/26	250,000	248,011
Navient Corporation
5.88%, 03/25/21	300,000	315,750
NCL Corporation, Ltd.
4.63%, 11/15/20 144A	180,000	184,725
4.75%, 12/15/21 144A	50,000	52,000
Netflix, Inc.
5.50%, 02/15/22	100,000	109,500
Newell Brands, Inc.
3.15%, 04/01/21	110,000	112,626
3.85%, 04/01/23	200,000	210,374
4.20%, 04/01/26	150,000	158,121
Nissan Motor Acceptance Corporation
(Floating, ICE LIBOR USD 3M + 0.89%), 2.19%, 01/13/22 144A†	1,900,000	1,910,452
Noble Energy, Inc.
4.15%, 12/15/21	620,000	653,725
3.85%, 01/15/28Δ	230,000	230,931
4.95%, 08/15/47	110,000	112,575
Northwestern Mutual Life Insurance Co.
6.06%, 03/30/40 144A	300,000	395,455
3.85%, 09/30/47 144A	250,000	247,824
Oasis Petroleum, Inc.
6.88%, 03/15/22Δ	60,000	61,350
Occidental Petroleum Corporation
3.13%, 02/15/22Δ	100,000	102,992
2.70%, 02/15/23	20,000	20,161
3.40%, 04/15/26	500,000	511,262
3.00%, 02/15/27Δ	150,000	147,856
4.63%, 06/15/45	130,000	142,519
4.40%, 04/15/46	60,000	63,925
4.10%, 02/15/47Δ	210,000	216,237
Oracle Corporation
1.20%, 10/15/17	470,000	469,946
2.50%, 05/15/22	375,000	380,750
Pacific Gas & Electric Co.
8.25%, 10/15/18	130,000	138,498
6.05%, 03/01/34	570,000	743,578
5.80%, 03/01/37	210,000	268,266
Penske Truck Leasing Co. LP
3.05%, 01/09/20 144A	575,000	586,243
Phillips 66 Partners LP
3.55%, 10/01/26	175,000	171,532
Pioneer Natural Resources Co.
3.45%, 01/15/21Δ	275,000	281,393
3.95%, 07/15/22	75,000	78,894
Plains All American Pipeline LP
3.65%, 06/01/22	200,000	201,261
4.50%, 12/15/26	600,000	610,063
Priceline Group, Inc.
3.60%, 06/01/26	425,000	432,893
Principal Life Global Funding II
2.38%, 09/11/19 144A	2,900,000	2,921,521
Progress Energy, Inc.
7.75%, 03/01/31	350,000	496,331
Puget Sound Energy, Inc.
(Variable, ICE LIBOR USD 3M + 2.53%), 6.97%, 06/01/67†	275,000	268,813
Quicken Loans, Inc.
5.75%, 05/01/25 144A	110,000	116,050
Range Resources Corporation
5.00%, 03/15/23 144AΔ	130,000	129,675
4.88%, 05/15/25Δ	10,000	9,900
Raytheon Co.
3.13%, 10/15/20	200,000	206,849
Regency Energy Partners LP
5.88%, 03/01/22	100,000	110,790
4.50%, 11/01/23	310,000	325,275
Reliance Standard Life Global Funding II
2.50%, 01/15/20 144A	475,000	477,343
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	727,107
Reynolds Group Issuer, Inc.
5.13%, 07/15/23 144A	160,000	167,176
Rockwell Collins, Inc.
3.50%, 03/15/27	550,000	561,861
Roper Technologies, Inc.
2.05%, 10/01/18	375,000	375,996
3.00%, 12/15/20	250,000	255,254
3.80%, 12/15/26	400,000	412,525
Sabine Pass Liquefaction LLC
6.25%, 03/15/22	475,000	534,752
5.75%, 05/15/24	1,000,000	1,113,972
5.63%, 03/01/25	500,000	552,388
Sally Holdings LLC
5.63%, 12/01/25Δ	250,000	257,500
Santander Holdings USA, Inc.
2.70%, 05/24/19	700,000	705,790
4.50%, 07/17/25	60,000	62,614
Schlumberger Holdings Corporation
3.00%, 12/21/20 144A	250,000	256,230
4.00%, 12/21/25 144A	190,000	199,644
Select Income REIT
2.85%, 02/01/18	75,000	75,176
3.60%, 02/01/20	125,000	126,885
Sherwin-Williams Co.
2.25%, 05/15/20	350,000	351,608
2.75%, 06/01/22	125,000	125,976
3.13%, 06/01/24	75,000	75,487
3.45%, 06/01/27	800,000	807,175

See Notes to Schedules of Investments.	59

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Southern Co.
2.35%, 07/01/21	$450,000	$447,896
Southern Copper Corporation
5.25%, 11/08/42	760,000	808,932
Southern Natural Gas Co. LLC
8.00%, 03/01/32	400,000	545,485
Spectrum Brands, Inc.
5.75%, 07/15/25Δ	110,000	117,700
Spirit Airlines Class A Pass-Through Trust Series 2015-1
4.10%, 04/01/28	1,394,648	1,467,867
Sprint Corporation
7.25%, 09/15/21	30,000	33,413
7.63%, 02/15/25Δ	300,000	344,812
State Street Corporation
4.96%, 03/15/18	480,000	486,797
Stryker Corporation
2.63%, 03/15/21	125,000	126,595
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24	100,000	103,326
Symantec Corporation
5.00%, 04/15/25 144A	140,000	146,738
Synchrony Financial
2.60%, 01/15/19	300,000	302,010
3.00%, 08/15/19	375,000	381,295
2.70%, 02/03/20	200,000	201,390
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 144A	150,000	156,750
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	46,000	63,575
4.90%, 09/15/44 144A	435,000	492,438
Tenet Healthcare Corporation
8.13%, 04/01/22Δ	50,000	51,000
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23	325,000	330,779
3.65%, 12/15/25Δ	200,000	207,378
Time Warner, Inc.
6.10%, 07/15/40	140,000	164,633
TimeWarner Cable LLC
5.00%, 02/01/20	100,000	105,782
4.13%, 02/15/21	400,000	415,644
7.30%, 07/01/38	210,000	264,369
5.88%, 11/15/40	100,000	110,092
TimeWarner Entertainment Co. LP
8.38%, 07/15/33	390,000	531,415
TJX Cos, Inc.
2.25%, 09/15/26	40,000	37,269
Toyota Motor Credit Corporation
1.25%, 10/05/17	520,000	519,997
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	350,000	452,823
United Airlines Class A Pass-Through Trust Series 2016-2
3.10%, 10/07/28Δ	800,000	795,116
United Airlines Class AA Pass-Through Trust Series 2016-2
2.88%, 10/07/28	800,000	788,280
United Rentals North America, Inc.
5.50%, 07/15/25	140,000	150,500
4.88%, 01/15/28	40,000	40,300
United Technologies Corporation
4.50%, 06/01/42	120,000	129,256
UnitedHealth Group, Inc.
1.63%, 03/15/19	170,000	169,668
3.75%, 07/15/25	270,000	286,818
4.63%, 07/15/35	225,000	258,352
6.88%, 02/15/38	200,000	284,381
Univision Communications, Inc.
5.13%, 02/15/25 144A	150,000	151,688
VEREIT Operating Partnership LP
3.00%, 02/06/19	500,000	504,638
4.13%, 06/01/21Δ	200,000	209,262
4.88%, 06/01/26	75,000	80,439
Verizon Communications, Inc.
2.95%, 03/15/22	725,000	738,051
2.45%, 11/01/22Δ	700,000	695,487
5.15%, 09/15/23	1,400,000	1,571,388
4.15%, 03/15/24	750,000	795,139
3.50%, 11/01/24	150,000	152,961
3.38%, 02/15/25 144A	1,095,000	1,100,589
2.63%, 08/15/26	985,000	926,796
4.13%, 03/16/27	1,650,000	1,725,007
5.25%, 03/16/37	530,000	583,038
5.50%, 03/16/47	100,000	111,442
4.52%, 09/15/48	110,000	106,936
Visa, Inc.
3.15%, 12/14/25	600,000	615,350
4.30%, 12/14/45	360,000	399,394
Voya Financial, Inc.
2.90%, 02/15/18	22,000	22,098
5.70%, 07/15/43	170,000	199,130
Wachovia Capital Trust III
(Variable, ICE LIBOR USD 3M + 0.93%), 5.57%, 11/10/17†	560,000	562,100
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	100,000	101,416
Waste Management, Inc.
3.50%, 05/15/24	140,000	145,465
7.38%, 05/15/29	140,000	185,055
WEA Finance LLC
3.75%, 09/17/24 144A	400,000	408,375
Wells Fargo & Co.
2.60%, 07/22/20Δ	800,000	811,557
4.60%, 04/01/21	70,000	75,220
3.45%, 02/13/23	200,000	205,074
(Floating, ICE LIBOR USD 3M + 1.23%), 2.54%, 10/31/23†	600,000	614,220
4.48%, 01/16/24	2,196,000	2,362,289
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25Δ†	600,000	668,550

60	See Notes to Schedules of Investments.

	Par	Value
4.10%, 06/03/26	$440,000	$457,889
3.00%, 10/23/26	2,140,000	2,095,070
4.30%, 07/22/27	860,000	910,651
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 05/22/28†	600,000	608,027
5.38%, 11/02/43	190,000	223,911
4.65%, 11/04/44	70,000	75,074
4.90%, 11/17/45	370,000	413,702
4.40%, 06/14/46	70,000	72,862
4.75%, 12/07/46	260,000	286,147
Wells Fargo Capital X
5.95%, 12/15/36	140,000	158,200
Welltower, Inc.
4.25%, 04/01/26	900,000	953,151
West Corporation
4.75%, 07/15/21 144A	60,000	60,900
5.38%, 07/15/22 144A	250,000	253,125
Western Gas Partners LP
3.95%, 06/01/25	225,000	226,404
Westlake Chemical Corporation
4.63%, 02/15/21	60,000	62,310
4.88%, 05/15/23	90,000	94,050
3.60%, 08/15/26	125,000	125,075
WestRock RKT Co.
3.50%, 03/01/20	150,000	153,778
4.00%, 03/01/23	30,000	31,636
Whiting Petroleum Corporation
5.75%, 03/15/21Δ	10,000	9,850
6.25%, 04/01/23	230,000	227,413
Williams Cos., Inc.
7.50%, 01/15/31	10,000	12,050
7.75%, 06/15/31	25,000	30,560
8.75%, 03/15/32	181,000	234,848
Williams Partners LP
3.60%, 03/15/22	155,000	160,304
3.90%, 01/15/25	350,000	357,745
5.10%, 09/15/45	105,000	110,781
Wm.Wrigley Jr. Co.
2.40%, 10/21/18 144A	60,000	60,394
2.90%, 10/21/19 144A	230,000	233,493
8.25%, 08/01/23Δ	30,000	33,788
WPX Energy, Inc.
6.00%, 01/15/22Δ	10,000	10,388
ZF North America Capital, Inc.
4.50%, 04/29/22 144A	200,000	211,000
Zoetis, Inc.
3.00%, 09/12/27Δ	350,000	346,573

Total Corporate Bonds (Cost $221,368,579)		228,559,364

FOREIGN BONDS — 13.4%
Argentina — 0.3%
Argentina POM Politica Monetaria (Floating, Argentina Central Bank 7D Repo Rate + 0.00%),
26.25%, 06/21/20(ZA)†	470,000	28,774
Argentine Bonos del Tesoro
18.20%, 10/03/21(ZA)	13,930,000	839,091
Argentine Republic Government International Bond
5.63%, 01/26/22Δ	1,050,000	1,105,125
7.13%, 07/06/36Δ	720,000	757,800
Provincia de Buenos Aires
6.50%, 02/15/23 144A	230,000	243,032
7.88%, 06/15/27 144A	180,000	195,534

		3,169,356

Australia — 0.3%
BHP Billiton Finance (USA), Ltd.
2.88%, 02/24/22	20,000	20,455
5.00%, 09/30/43	220,000	260,136
(Variable, USD Swap 5Y + 5.09%), 6.75%, 10/19/75 144A†	880,000	1,038,400
CNOOC Finance 2015 Australia Proprietary, Ltd.
2.63%, 05/05/20	1,300,000	1,307,091
Commonwealth Bank of Australia
5.00%, 10/15/19 144A	50,000	53,018
3.90%, 07/12/47 144A	390,000	392,907
FMG Resources August 2006 Proprietary, Ltd.
9.75%, 03/01/22 144A	180,000	202,860
Macquarie Bank, Ltd.
6.63%, 04/07/21 144A	71,000	79,800
Westpac Banking Corp of New Zealand
(Variable, USD ICE Swap Rate 5Y + 2.89%), 5.00%, 09/21/27†Δ	300,000	300,026
Westpac Banking Corporation
(Variable, USD ICE Swap Rate 5Y + 2.24%), 4.32%, 11/23/31†	350,000	360,271

		4,014,964

Belgium — 0.0%
KBC Bank NV
(Variable, USD Swap 5Y + 7.10%), 8.00%, 01/25/23†	200,000	203,636

Bermuda — 0.0%
XLIT, Ltd.
4.45%, 03/31/25	349,000	357,943

Brazil — 0.6%
Brazil Letras do Tesouro Nacional
0.00%, 10/01/19(B)	168,400	457,071
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	6,392,000	2,094,547
10.00%, 01/01/23(B)	7,128,000	2,323,535
10.00%, 01/01/27(B)	297,000	95,817
Brazilian Government International Bond
5.63%, 01/07/41	750,000	757,500
5.63%, 02/21/47Δ	600,000	607,500

See Notes to Schedules of Investments.	61

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Vale Overseas, Ltd.
6.88%, 11/21/36	$591,000	$679,650

		7,015,620

Canada — 0.4%
Alimentation Couche-Tard, Inc.
2.70%, 07/26/22 144A	275,000	276,196
3.55%, 07/26/27 144A	125,000	126,308
Bank of Nova Scotia
1.88%, 04/26/21	1,600,000	1,581,202
Barrick Gold Corporation
5.25%, 04/01/42	560,000	643,061
Enbridge, Inc.
3.50%, 06/10/24	150,000	152,541
Glencore Finance Canada, Ltd.
2.70%, 10/25/17 144A	530,000	530,649
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	110,000	116,097
Transcanada Trust
(Variable, ICE LIBOR USD 3M + 3.21%), 5.30%, 03/15/77†	370,000	379,481
Valeant Pharmaceuticals International, Inc.
6.50%, 03/15/22 144A	50,000	53,000
7.00%, 03/15/24 144A	230,000	246,121

		4,104,656

Chile — 0.1%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22Δ	80,000	84,752
Latam Airlines Class A Pass-Through Trust Series 2015-1
4.20%, 11/15/27	821,116	839,591

		924,343

China — 0.1%
China Evergrande Group
8.75%, 06/28/25	200,000	203,460
China Government Bond
3.31%, 11/30/25(Y)	1,000,000	145,222
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	60,000	62,625
5.50%, 02/15/24 144AΔ	100,000	105,250
Sinopec Group Overseas Development 2014, Ltd.
4.38%, 04/10/24 144A	750,000	806,335

		1,322,892

Colombia — 0.1%
Colombia Government International Bond
5.63%, 02/26/44	480,000	537,840
Ecopetrol SA
5.88%, 05/28/45	720,000	706,500

		1,244,340

Denmark — 0.0%
Realkredit Danmark A/S
1.00%, 04/01/18(D)	1,400,000	224,107
2.00%, 04/01/18(D)	1,400,000	225,243

		449,350

Dominican Republic — 0.0%
Dominican Republic International Bond
10.38%, 03/04/22(V)	800,000	17,142
14.50%, 02/10/23(V)	1,300,000	32,048
6.88%, 01/29/26 144A	180,000	205,733
11.38%, 07/06/29(V)	700,000	15,498

		270,421

Ecuador — 0.0%
Ecuador Government International Bond
9.65%, 12/13/26Δ	200,000	212,000
9.63%, 06/02/27 144A	200,000	210,500

		422,500

Finland — 0.0%
Nokia OYJ
4.38%, 06/12/27	259,000	267,094

France — 0.3%
BNP Paribas SA
4.38%, 05/12/26 144A	275,000	287,840
Credit Agricole SA
(Variable, ICE LIBOR USD 3M + 6.98%), 8.38%, 10/13/19 144A†	510,000	567,375
4.13%, 01/10/27 144AΔ	450,000	471,247
Danone SA
2.59%, 11/02/23 144A	650,000	639,449
2.95%, 11/02/26 144A	310,000	301,444
Unibail-Rodamco SE
(Floating, ICE LIBOR USD 3M + 0.77%), 2.07%, 04/16/19†	1,600,000	1,610,946

		3,878,301

Germany — 1.1%
Deutsche Bank AG
2.50%, 02/13/19	100,000	100,622
2.85%, 05/10/19	1,600,000	1,616,604
4.25%, 10/14/21	500,000	524,263
KFW
1.13%, 08/06/18	1,800,000	1,794,969
KoreaWestern Power Co., Ltd.
1.50%, 09/09/19Δ	8,750,000	8,726,939

		12,763,397

India — 0.1%
Bharti Airtel, Ltd.
4.38%, 06/10/25 144A	530,000	537,752

Indonesia — 0.2%
Indonesia Government International Bond
4.88%, 05/05/21	570,000	615,402
3.70%, 01/08/22 144A	200,000	207,738
5.38%, 10/17/23	200,000	225,639
4.75%, 01/08/26 144A	250,000	273,206

62	See Notes to Schedules of Investments.

	Par	Value
4.35%, 01/08/27 144AΔ	$210,000	$223,037
3.85%, 07/18/27 144A	200,000	205,903
5.13%, 01/15/45 144A	200,000	221,486
5.25%, 01/08/47 144A	200,000	225,635
Perusahaan Penerbit Sbsn Indonesia III
4.33%, 05/28/25 144A	200,000	210,760

		2,408,806

Ireland — 0.4%
AerCap Ireland Capital DAC
4.63%, 07/01/22	550,000	590,139
GE Capital International Funding Co.
2.34%, 11/15/20	1,723,000	1,741,920
3.37%, 11/15/25	597,000	618,099
4.42%, 11/15/35	229,000	249,489
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	500,000	499,252
2.40%, 09/23/21	1,000,000	997,443

		4,696,342

Israel — 0.2%
Israel Government AID Bond
5.50%, 09/18/23	1,200,000	1,424,081
5.50%, 12/04/23	200,000	237,255
5.50%, 04/26/24	500,000	599,843

		2,261,179

Italy — 0.2%
Intesa Sanpaolo SpA
3.88%, 01/16/18	600,000	603,356
3.13%, 07/14/22 144A	300,000	301,072
5.02%, 06/26/24 144A	750,000	763,536
3.88%, 07/14/27 144A	220,000	221,336
UniCredit SpA
3.75%, 04/12/22 144A	900,000	923,515

		2,812,815

Jamaica — 0.0%
Digicel, Ltd.
6.75%, 03/01/23 144A	300,000	295,125

Japan — 3.3%
Dai-ichi Life Insurance Co., Ltd.
(Variable, ICE LIBOR USD 3M + 3.66%), 4.00%, 07/24/26 144A†	375,000	372,187
Development Bank of Japan, Inc.
1.63%, 09/01/21 144A	1,300,000	1,267,266
Japan Finance Organization for Municipalities
2.13%, 10/25/23 144A	2,200,000	2,137,503
Japan Treasury Discount Bill
0.00%, 10/02/17(J)	40,000,000	355,477
0.00%, 10/23/17(J)	1,650,000,000	14,664,391
0.00%, 11/20/17(J)	2,150,000,000	19,110,152
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	250,000	254,125
3.00%, 02/22/22	180,000	182,589
3.85%, 03/01/26	200,000	208,292
Mizuho Financial Group, Inc.
2.63%, 04/12/21 144A	500,000	499,839
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	260,000	256,020
4.44%, 04/02/24 144A	350,000	371,092
Sumitomo Mitsui Trust Bank, Ltd.
(Floating, ICE LIBOR USD 3M + 0.71%), 2.01%, 10/06/17†	400,000	400,062

		40,078,995

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	230,000	241,622

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	1,200,000	1,228,245

Kuwait — 0.1%
Kuwait International Government Bond
3.50%, 03/20/27 144A	1,490,000	1,534,740

Luxembourg — 0.0%
ArcelorMittal
6.75%, 02/25/22	50,000	57,563
7.50%, 10/15/39	70,000	84,350

		141,913

Mexico — 0.7%
America Movil SAB de CV
5.63%, 11/15/17	370,000	371,854
6.00%, 06/09/19(M)	3,030,000	162,936
5.00%, 03/30/20	240,000	257,016
Mexican Bonos
6.50%, 06/10/21(M)	1,415,500	77,327
6.50%, 06/09/22(M)	2,883,000	157,110
8.00%, 12/07/23(M)	881,700	51,571
10.00%, 12/05/24(M)	25,130,000	1,635,382
8.50%, 11/18/38(M)	24,978,500	1,563,618
7.75%, 11/13/42(M)	34,565,200	2,012,697
8.00%, 11/07/47(M)	22,200	1,332
Petroleos Mexicanos
5.50%, 02/04/19	50,000	52,225
6.38%, 02/04/21	11,000	12,078
5.13%, 03/15/23(E)	110,000	149,242
6.88%, 08/04/26	200,000	228,000
6.50%, 03/13/27 144A	470,000	521,456
6.63%, 06/15/35	19,000	20,568
5.50%, 06/27/44	170,000	158,950
6.38%, 01/23/45	500,000	510,000
6.75%, 09/21/47 144AΔ	290,000	309,256

		8,252,618

See Notes to Schedules of Investments.	63

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Morocco & Antilles — 0.0%
OCP SA
4.50%, 10/22/25 144A	$450,000	$454,184

Netherlands — 1.0%
ABN AMRO Bank NV
4.75%, 07/28/25 144A	200,000	212,738
Alcoa Nederland Holding BV
7.00%, 09/30/26 144A	200,000	227,500
Cooperatieve Rabobank UA
(Variable, ICE LIBOR USD 3M + 10.87%), 11.00%, 06/30/19 144A†	487,000	552,136
4.63%, 12/01/23	400,000	430,413
4.38%, 08/04/25	670,000	704,734
Enel Finance International NV
2.88%, 05/25/22 144A	375,000	377,838
Equate Petrochemical BV
4.25%, 11/03/26 144A	260,000	268,008
ING Bank NV
5.80%, 09/25/23 144A	340,000	388,690
(Variable, USD ICE Swap Rate 5Y + 2.70%), 4.13%, 11/21/23†	600,000	611,804
ING Groep NV
3.15%, 03/29/22	200,000	204,018
Majapahit Holding BV
7.75%, 01/20/20	240,000	268,224
Mylan NV
3.95%, 06/15/26Δ	750,000	764,946
Myriad International Holdings BV
4.85%, 07/06/27 144A	420,000	435,330
Petrobras Global Finance BV
6.13%, 01/17/22	150,000	161,625
6.25%, 03/17/24	380,000	406,980
5.30%, 01/27/25 144A	1,796,000	1,795,551
7.38%, 01/17/27	120,000	132,360
6.00%, 01/27/28 144A	705,000	705,353
6.85%, 06/05/15p	350,000	335,125
Shell International Finance BV
4.38%, 03/25/20	320,000	339,656
2.88%, 05/10/26	410,000	408,418
4.55%, 08/12/43	120,000	130,599
4.38%, 05/11/45	230,000	247,228
4.00%, 05/10/46Δ	190,000	192,656
Stichting AK Rabobank Certificaten
6.50%, 12/31/49(E)	700,000	989,371

		11,291,301

Peru — 0.0%
Peruvian Government International Bond
5.63%, 11/18/50	330,000	417,450

Poland — 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	980,000	1,055,783

Russia — 0.3%
Russian Federal Bond - OFZ
7.00%, 08/16/23(Q)	12,100,000	205,923
7.75%, 09/16/26(Q)	9,710,000	172,406
8.15%, 02/03/27(Q)	43,040,000	783,663
7.05%, 01/19/28(Q)	125,421,000	2,117,443

		3,279,435

Saudi Arabia — 0.1%
Saudi Government International Bond
4.63%, 10/04/47 144A	700,000	707,095

South Africa — 0.1%
Republic of South Africa Government Bond
7.00%, 02/28/31(S)	2,020,000	124,553
8.25%, 03/31/32(S)	3,895,000	263,639
8.88%, 02/28/35(S)Δ	720,000	50,284
8.50%, 01/31/37(S)	870,000	57,966
6.50%, 02/28/41(S)	390,000	20,446
8.75%, 01/31/44(S)	400,000	26,708
8.75%, 02/28/48(S)Δ	1,276,000	85,352

		628,948

South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 04/11/22	900,000	985,283

Spain — 0.1%
Telefonica Emisiones SA Unipersonal
5.88%, 07/15/19	70,000	74,642
5.46%, 02/16/21	900,000	987,235
5.21%, 03/08/47	150,000	165,730

		1,227,607

Supranational — 0.5%
Inter-American Development Bank
1.00%, 02/27/18	400,000	398,791
International Bank for Reconstruction & Development
1.63%, 09/04/20	5,210,000	5,191,645

		5,590,436

Sweden — 0.1%
Nordea Bank AB
4.88%, 05/13/21 144A	640,000	687,322
Stadshypotek AB
1.88%, 10/02/19 144A	900,000	897,192

		1,584,514

Switzerland — 0.7%
Credit Suisse AG
6.50%, 08/08/23 144A	225,000	254,828
Credit Suisse Group AG
4.28%, 01/09/28 144A	1,800,000	1,877,061
Credit Suisse Group Funding Guernsey, Ltd.
3.45%, 04/16/21	800,000	821,610

64	See Notes to Schedules of Investments.

	Par	Value
4.55%, 04/17/26	$890,000	$955,780
4.88%, 05/15/45	350,000	392,703
UBS Group Funding Switzerland AG
3.00%, 04/15/21 144A	1,500,000	1,521,920
2.65%, 02/01/22 144AΔ	300,000	299,124
(Floating, ICE LIBOR USD 3M + 1.53%), 2.84%, 02/01/22 144A†	200,000	206,244
3.49%, 05/23/23 144A	880,000	901,952
4.25%, 03/23/28 144A	1,160,000	1,219,225

		8,450,447

Turkey — 0.1%
Turkish Airlines Class A Pass-Through Trust Series 2015-1
4.20%, 03/15/27 144A	1,338,157	1,304,703

United Arab Emirates — 0.0%
Shelf Drilling Holdings, Ltd.
9.50%, 11/02/20 144A	18,119	18,413

United Kingdom — 1.6%
Anglo American Capital PLC
3.63%, 09/11/24 144AΔ	700,000	699,104
Barclays Bank PLC
6.05%, 12/04/17 144A	230,000	231,634
(Floating, ICE LIBOR USD 3M + 0.46%), 1.78%, 03/16/18†	2,900,000	2,902,809
Barclays PLC
(Variable, EUR Swap Rate 5Y + 5.88%), 6.50%, 09/15/19(E)†	800,000	995,141
(Floating, ICE LIBOR USD 3M + 2.11%), 3.42%, 08/10/21†	1,600,000	1,671,479
5.20%, 05/12/26	275,000	294,019
4.95%, 01/10/47	200,000	219,452
BP Capital Markets PLC
3.56%, 11/01/21	30,000	31,571
3.22%, 11/28/23	370,000	379,339
3.81%, 02/10/24	330,000	347,861
3.51%, 03/17/25	390,000	402,928
3.12%, 05/04/26	570,000	570,438
Centrica PLC
4.25%, 09/12/44(U)	200,000	315,223
Ensco PLC
8.00%, 01/31/24Δ	89,000	87,888
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	220,000	225,161
5.25%, 12/19/33(U)	100,000	183,104
Hammerson PLC
3.50%, 10/27/25(U)	100,000	142,227
HSBC Bank PLC
4.75%, 01/19/21 144A	200,000	215,275
HSBC Holdings PLC
3.40%, 03/08/21	610,000	629,297
(Floating, ICE LIBOR USD 3M + 1.50%), 2.84%, 01/05/22†	400,000	412,952
(Variable, ICE LIBOR USD 3M + 1.06%), 3.26%, 03/13/23†	525,000	536,186
4.25%, 03/14/24	240,000	251,260
4.25%, 08/18/25	220,000	228,375
(Variable, ICE LIBOR USD 3M + 1.55%), 4.04%, 03/13/28†	700,000	731,716
6.50%, 09/15/37	1,000,000	1,331,878
Lloyds Bank PLC
(Variable, ICE LIBOR USD 3M + 11.76%), 12.00%, 12/16/24 144A†	1,200,000	1,626,596
Lloyds Banking Group PLC
4.50%, 11/04/24	240,000	251,830
Reckitt Benckiser Group PLC
2.75%, 06/26/24 144A	600,000	596,213
3.00%, 06/26/27 144AΔ	800,000	791,526
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	180,000	198,230
6.00%, 12/19/23	110,000	121,810
5.13%, 05/28/24	280,000	298,332
Severn Trent Utilities Finance PLC
6.25%, 06/07/29(U)	100,000	186,977
Standard Chartered PLC
5.70%, 03/26/44 144A	680,000	802,081

		18,909,912

Total Foreign Bonds (Cost $158,725,689)		160,804,476

FOREIGN GOVERNMENT
INFLATION-LINKED BOND — 0.0%
Brazil — 0.0%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50(B) (Cost $22,371)	17,000	18,410

FULLY FUNDED TOTAL RETURN SWAP — 0.0%
Receive Arab Republic of Egypt (Annually)
0.00%, 03/08/18 (Cost $240,608)	5,000,000	262,701

LOAN AGREEMENTS — 0.8%
Air Medical Group Holdings, Inc. 2016 New Term Loan
(Floating, LIBOR USD 1M + 4.00%), 5.24%, 04/28/22†	468,815	467,881
Avolon TLB Borrower 1 (US) LLC Initial Term B-2 Loan
(Floating, LIBOR USD 1M + 2.75%), 3.99%, 03/21/22†	408,975	410,255
Berry Global, Inc. Term N Loan
(Floating, LIBOR USD 1M + 2.25%), 3.49%, 01/19/24†	383,075	383,795
BWay Holding Co. Initial Term Loan
(Floating, LIBOR USD 1M + 3.25%), 4.48%, 04/03/24†	428,925	430,265
CenturyLink, Inc. Initial Term B Loan
(Floating, LIBOR USD 1M + 2.75%), 2.75%, 01/31/25†	440,000	427,193

See Notes to Schedules of Investments.	65

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Charter Communications Operating LLC Term I-1 Loan
(Floating, LIBOR USD 1M + 2.25%), 3.49%, 01/15/24†	$989,950	$995,105
Delos Finance S.a.r.l. New Loan
(Floating, LIBOR USD 2M + 2.00%), 3.33%, 10/06/23†	270,000	272,001
First Data Corporation 2024 New Dollar Term Loan
(Floating, LIBOR USD 1M + 2.50%), 3.74%, 04/26/24†	941,220	945,018
Flying Fortress Holdings LLC New Loan
(Floating, LIBOR USD 3M + 2.00%), 3.33%, 10/30/22†	410,000	412,819
Four Seasons Holdings, Inc. Term Loan 2013
(Floating, LIBOR USD 1M + 2.50%), 3.74%, 11/30/23†	406,925	409,627
Michaels Stores, Inc. 2016 New Replacement Term B-1 Loan
(Floating, LIBOR USD 1M + 2.75%), 3.98%, 01/30/23†	44,059	44,038
(Floating, LIBOR USD 1M + 2.75%), 3.99%, 01/30/23†	944,971	944,528
PetSmart, Inc. Tranche B-2 Loan
(Floating, LIBOR USD 1M + 3.00%), 4.24%, 03/11/22†	989,873	842,806
Post Holdings, Inc. Series A Incremental Term Loan
(Floating, LIBOR USD 1M + 2.25%), 3.49%, 05/24/24†	129,675	130,088
Prime Security Services Borrower LLC 2016-2 Refinancing Term B-1 Loan
(Floating, LIBOR USD 1M + 2.75%), 3.99%, 05/02/22†	407,953	411,618
Realogy Group LLC Initial Term B Loan
(Floating, LIBOR USD 1M + 2.25%), 3.49%, 07/20/22†	134,285	135,166
RPI Finance Trust Initial Term Loan B-6
(Floating, LIBOR USD 3M + 2.00%), 3.33%, 03/27/23†	505,905	508,048
Sprint Communications, Inc. Initial Term Loan
(Floating, LIBOR USD 1M + 2.50%), 3.75%, 02/02/24†	398,000	399,102
Trans Union LLC 2017 Replacement Term B-3 Loan
(Floating, LIBOR USD 1M + 2.00%), 3.24%, 04/10/23†	326,316	326,173
Univision Communications, Inc. 2017 Replacement Repriced First-Lien Term Loan
(Floating, LIBOR USD 1M + 2.75%), 3.99%, 03/15/24†	989,307	981,663

Total Loan Agreements (Cost $10,068,778)		9,877,189

MORTGAGE-BACKED SECURITIES — 34.9%
280 Park Avenue Mortgage Trust Series 2017-A
(Floating, 1M USD LIBOR + 0.88%), 2.12%, 09/15/34 144A†	1,200,000	1,202,938
ALBA PLC Series 2007-1
(Floating, ICE LIBOR GBP 3M + 0.17%), 0.50%, 03/17/39†	844,778	1,086,411
ALBA PLC Series 2015-1
(Floating, ICE LIBOR GBP 1M + 1.25%), 1.50%, 04/24/49†	781,872	1,054,488
Alternative Loan Trust Series 2006-OA11
(Floating, ICE LIBOR USD 1M + 0.19%), 1.43%, 09/25/46†	525,562	471,061
American Home Mortgage Assets Trust Series 2006-5 A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.92%), 1.81%, 11/25/46†	865,634	509,817
American Home Mortgage Investment Trust Series 2005-2
(Floating, ICE LIBOR USD 6M + 1.50%), 2.96%, 09/25/45†	706,341	710,169
Banc of America Funding Trust Series 2005-D
3.33%, 05/25/35g†	863,828	905,710
Banc of America Mortgage Trust Series 2004-F
3.77%, 07/25/34†	65,091	66,710
Bank 2017 Series A5
3.44%, 09/15/60	460,000	471,797
Bayview Commercial Asset Trust Series 2004-3
(Floating, 1M USD LIBOR + 0.37%), 1.61%, 01/25/35 144A†	426,689	412,811
BBCCRE Trust Series 2015-GTP A
3.97%, 08/10/33 144A	1,600,000	1,636,934
BBCCRE Trust Series 2015-GTP D
4.71%, 08/10/33 144Ag†	490,000	457,084
BBCCRE Trust Series 2015-GTP E
4.71%, 08/10/33 144Ag†	1,210,000	1,017,384
BBCMS Trust Series 2015-RRI A
(Floating, 1M USD LIBOR + 1.25%), 2.48%, 05/15/32 144A†	1,625,786	1,628,272
BBCMS Trust Series 2015-STP A
3.32%, 09/10/28 144A	1,593,792	1,634,777
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11
2.98%, 02/25/33g†	9,593	9,641
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-2
2.95%, 05/25/34†	34,998	32,876

66	See Notes to Schedules of Investments.

	Par	Value
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2 A1
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.45%), 3.26%, 03/25/35†	$283,889	$287,333
Bear Stearns ALT-A Trust Series 2005-4
3.56%, 05/25/35g†	232,159	235,418
Bear Stearns Structured Products, Inc. Trust Series 2007-R6
3.36%, 01/26/36g†	661,935	594,372
Berica 8 Residential MBS S.r.l. Series 8
(Floating, EURIBOR 6M + 0.20%), 0.00%, 03/31/48†	65,673	77,412
Berica ABS S.r.l. Series 2011-1
(Floating, EURIBOR 3M + 0.30%), 0.00%, 12/31/55†	363,759	429,649
CD 2017-CD5 Mortgage Trust A4
3.43%, 08/15/50	440,000	451,238
CD Commercial Mortgage Trust Series 2016-CD2 A4
3.53%, 11/10/49†	380,000	394,106
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2004-4A
(Floating, 1M USD LIBOR + 0.46%), 1.79%, 10/25/35 144A†	191,153	186,037
Chicago Skyscraper Trust Series 2017-SKY B
(Floating, 1M USD LIBOR + 1.10%), 2.33%, 02/15/30 144A†	420,000	420,713
Chicago Skyscraper Trust Series 2017-SKY C
(Floating, 1M USD LIBOR + 1.25%), 2.48%, 02/15/30 144A†	440,000	440,757
CHL Mortgage Pass-Through Trust Series 2003-58
3.39%, 02/19/34g†	347,010	350,330
CHL Mortgage Pass-Through Trust Series 2004-HYB5
3.48%, 04/20/35g†	691,930	689,512
Citigroup Commercial Mortgage Trust Series 2008-C7
6.34%, 12/10/49g†	106,570	106,530
Citigroup Commercial Mortgage Trust Series 2014-GC21 XA
1.41%, 05/10/47g IO†	1,198,789	74,719
Citigroup Commercial Mortgage Trust Series 2015-GC27 A5
3.14%, 02/10/48	650,000	656,253
Citigroup Commercial Mortgage Trust Series 2015-GC29 D
3.11%, 04/10/48 144A	420,000	310,305
Cold Storage Trust Series 2017-ICE3 B
(Floating, 1M USD LIBOR + 1.25%), 2.48%, 04/15/36 144A†	460,000	463,860
COMM Mortgage Trust Series 2013-CR12
5.25%, 10/10/46g†	20,000	20,811
COMM Mortgage Trust Series 2013-CR12 AM
4.30%, 10/10/46	50,000	53,311
COMM Mortgage Trust Series 2013-CR12 B
4.76%, 10/10/46†	40,000	42,337
COMM Mortgage Trust Series 2013-CR13 XA
1.08%, 11/12/46g IO†	1,080,531	38,338
COMM Mortgage Trust Series 2013-CR6 B
3.40%, 03/10/46 144A	390,000	391,773
COMM Mortgage Trust Series 2014-277P A
3.73%, 08/10/49 144Ag†	160,000	167,456
COMM Mortgage Trust Series 2014-CR19 C
4.87%, 08/10/47g†	218,000	222,583
COMM Mortgage Trust Series 2015-DC1 B
4.04%, 02/10/48†	100,000	100,961
COMM Mortgage Trust Series 2015-DC1 C
4.50%, 02/10/48g†	80,000	78,223
COMM Mortgage Trust Series 2015-LC19 B
3.83%, 02/10/48†	100,000	101,737
COMM Mortgage Trust Series 2015-LC19 C
4.40%, 02/10/48g†	190,000	192,982
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-19
5.25%, 07/25/33 IO	445	—
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR18
0.00%, 07/25/33 IO†	27,275	—
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-AR20
0.00%, 08/25/33 IO†	26,922	—
CSAIL Commercial Mortgage Trust Series 2015-C1 B
4.04%, 04/15/50†	60,000	61,523
DBJPM Mortgage Trust Series 2017-C6 A5
3.33%, 06/10/50	130,000	132,396
Federal Home Loan Mortgage Corporation
4.50%, 09/01/18	502	514
8.00%, 08/01/24	1,043	1,132
4.00%, 10/01/25	209,428	219,566
5.50%, 02/01/27	35,507	39,122
7.50%, 11/01/29	3,925	4,585
7.50%, 12/01/29	4,398	5,120
7.50%, 02/01/31	4,512	4,726

See Notes to Schedules of Investments.	67

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.23%), 3.36%, 07/01/31†	$3,159	$3,262
7.50%, 11/01/31	8,342	8,369
(Floating, ICE LIBOR USD 1Y + 1.98%), 3.73%, 04/01/32†	1,576	1,650
3.50%, 08/01/33	945,012	989,272
5.00%, 08/01/33	5,309	5,810
5.00%, 09/01/33	1,026	1,122
5.00%, 10/01/33	3,218	3,522
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.35%), 3.21%, 03/01/34†	1,652	1,749
5.00%, 12/01/34	88,377	96,574
5.50%, 05/01/35	255,659	285,898
5.00%, 07/01/35	4,715	5,176
5.00%, 11/01/35	124,365	136,082
5.50%, 11/01/35	32,863	36,778
5.00%, 12/01/35	13,068	14,494
5.50%, 01/01/36	20,656	22,926
6.00%, 02/01/36	201,968	227,345
5.00%, 02/01/37	12,637	13,847
5.50%, 07/01/37	36,888	41,172
5.50%, 04/01/38	9,020	10,055
7.00%, 02/01/39	120,084	139,223
7.00%, 03/01/39	21,922	24,806
5.50%, 04/01/39	254,833	284,339
4.50%, 06/01/39	108,584	116,859
6.50%, 09/01/39	41,633	47,051
5.50%, 08/01/40	194,727	217,080
4.00%, 02/01/41	73,798	78,036
5.00%, 06/01/41	3,351	3,665
3.50%, 10/01/42	137,307	142,137
4.00%, 10/01/42	62,013	65,885
3.50%, 11/01/42	289,951	300,203
3.50%, 12/01/42	77,590	80,334
3.50%, 01/01/43	450,239	466,148
3.50%, 02/01/43	315,561	326,649
3.50%, 03/01/43	764,495	791,512
3.50%, 04/01/43	655,801	679,913
4.00%, 04/01/43	147,466	156,648
3.50%, 05/01/43	510,732	530,589
4.00%, 05/01/43	66,463	71,383
4.00%, 06/01/43	73,269	78,692
4.00%, 07/01/43	265,363	284,676
4.00%, 08/01/43	153,474	163,026
4.50%, 12/01/43	967,532	1,050,210
3.50%, 02/01/44	75,629	78,287
4.50%, 02/01/44	766,018	831,592
4.50%, 03/01/44	238,132	258,436
3.50%, 03/01/45	814,155	842,759
3.50%, 06/01/45	466,884	485,028
3.50%, 10/01/45	369,733	384,102
4.00%, 12/01/45	638,495	672,790
3.50%, 03/01/46	1,712,906	1,779,520
3.50%, 05/01/46	352,850	365,754
4.00%, 09/01/46	1,869,992	1,970,433
4.00%, 07/01/47	2,460,880	2,593,059
4.00%, 08/01/47	197,249	208,900
3.00%, 10/17/47 TBA	2,000,000	2,007,422
3.50%, 10/17/47 TBA	5,100,000	5,260,375
4.00%, 10/17/47 TBA	9,300,000	9,792,612
3.50%, 11/17/47 TBA	2,000,000	2,059,142
Federal Home Loan Mortgage Corporation Reference REMIC Series R007
6.00%, 05/15/36	217,097	243,775
Federal Home Loan Mortgage Corporation REMIC Series 3325
(Floating, 1M USD LIBOR + 0.50%), 1.73%, 06/15/37†	162,480	163,156
Federal Home Loan Mortgage Corporation REMIC Series 3621
(Floating, 6.23% - 1M USD LIBOR), 5.00%, 01/15/40 IO†	301,838	49,318
Federal Home Loan Mortgage Corporation REMIC Series 3947
(Floating, 5.95% - 1M USD LIBOR), 4.72%, 10/15/41 IO†	195,508	33,157
Federal Home Loan Mortgage Corporation REMIC Series 3973
(Floating, 6.49% - 1M USD LIBOR), 5.26%, 12/15/41 IO†	356,589	72,094
Federal Home Loan Mortgage Corporation REMIC Series 4092
3.00%, 09/15/31 IO	445,168	41,707
Federal Home Loan Mortgage Corporation REMIC Series 4099
(Floating, 6.00% - 1M USD LIBOR), 4.77%, 08/15/42 IO†	279,429	56,080
Federal Home Loan Mortgage Corporation REMIC Series 4194
3.50%, 04/15/43 IO	1,033,990	162,430
Federal Home Loan Mortgage Corporation REMIC Series 4210
3.00%, 05/15/43	334,511	314,602
Federal Home Loan Mortgage Corporation REMIC Series 4239
3.50%, 06/15/27 IO	426,782	42,070
Federal Home Loan Mortgage Corporation REMIC Series 4298
4.00%, 04/15/43 IO	354,877	44,287
Federal Home Loan Mortgage Corporation REMIC Series 4310
(Floating, 5.95% - 1M USD LIBOR), 4.72%, 02/15/44 IO†	140,603	24,837
Federal Home Loan Mortgage Corporation REMIC Series 4335
(Floating, 6.00% - 1M USD LIBOR), 4.77%, 05/15/44 IO†	144,657	27,980
Federal Home Loan Mortgage Corporation REMIC Series 4415
1.82%, 04/15/41g IO†	269,743	14,150
Federal Home Loan Mortgage Corporation REMIC Series 4638
(Floating, 1M USD LIBOR + 0.44%), 1.67%, 07/15/40†	635,722	635,040

68	See Notes to Schedules of Investments.

	Par	Value
Federal Home Loan Mortgage Corporation STRIP Series 353
(Floating, 6.00% - 1M USD LIBOR), 4.77%, 12/15/46 IO†	$468,862	$101,910
Federal National Mortgage Association
5.00%, 12/01/17	178	182
9.50%, 05/01/22	155	160
(Floating, COF 11th District San Francisco + 1.25%), 1.90%, 07/01/22†	2,195	2,180
5.50%, 09/01/23	37,858	40,112
5.50%, 10/01/23	8,455	8,957
9.50%, 07/01/24	329	350
2.81%, 04/01/25	50,000	50,782
5.50%, 05/01/25	61,884	63,313
(Floating, COF 11th District San Francisco + 1.25%), 1.91%, 07/01/27†	10,502	10,392
3.00%, 07/01/27	440,000	445,240
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 2.93%, 08/01/27†	17,530	18,353
(Floating, COF 11th District San Francisco + 1.25%), 1.91%, 11/01/27 CONV†	11,625	11,523
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.64%), 3.76%, 02/01/30†	77,323	79,092
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.38%), 3.51%, 06/01/30 CONV†	12,951	13,215
8.00%, 10/01/30	12,288	14,726
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.51%), 3.06%, 12/01/30 CONV†	4,318	4,393
(Floating, COF 11th District San Francisco + 1.25%), 1.91%, 01/01/31†	5,525	5,454
4.50%, 04/01/31	61,671	66,438
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.20%), 3.20%, 05/01/31†	4,457	4,480
4.50%, 05/01/31	220,186	237,184
4.50%, 06/01/31	66,587	71,737
4.50%, 11/01/31	99,625	107,344
6.00%, 11/01/31	2,067	2,355
4.50%, 12/01/31	151,481	163,217
6.00%, 01/01/32	57,634	64,868
6.00%, 03/01/32	6,906	7,774
6.00%, 04/01/32	128,138	144,378
(Floating, COF 11th District San Francisco + 1.25%), 1.91%, 06/01/32†	7,190	7,093
(Floating, COF 11th District San Francisco + 1.25%), 1.90%, 08/01/32†	7,325	7,227
6.00%, 08/01/32	1,269	1,443
3.00%, 10/17/32 TBA	2,200,000	2,260,672
2.50%, 11/17/32 TBA	300,000	301,713
3.00%, 11/17/32 TBA	6,800,000	6,979,656
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 3.00%, 02/01/33†	966	984
5.50%, 04/01/33	23,385	26,704
(Floating, COF 11th District San Francisco + 1.25%), 1.90%, 05/01/33†	24,329	24,038
6.00%, 05/01/33	439	494
5.00%, 07/01/33	28,458	31,371
5.00%, 08/01/33	2,466	2,736
5.00%, 09/01/33	34,491	38,029
5.50%, 09/01/33	1,269	1,423
5.50%, 12/01/33	5,738	6,433
6.00%, 12/01/33	214	241
5.50%, 02/01/34	1,588	1,780
5.50%, 04/01/34	314	354
3.50%, 05/01/34	184,661	193,158
5.50%, 08/01/34	2,572	2,900
5.50%, 10/01/34	121	136
6.00%, 10/01/34	28,144	31,676
(Floating, ICE LIBOR USD 1Y + 1.45%), 3.08%, 12/01/34†	57,472	60,942
5.50%, 12/01/34	10,164	11,354
6.00%, 05/01/35	557,976	636,655
5.50%, 07/01/35	152	170
6.00%, 07/01/35	136,084	155,484
5.50%, 08/01/35	262	295
5.50%, 09/01/35	63,937	70,727
5.00%, 10/01/35	95,869	105,687
6.00%, 10/01/35	26,872	30,557
(Floating, COF 11th District San Francisco + 1.25%), 1.91%, 11/01/35†	4,725	4,667
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.97%), 2.81%, 11/01/35†	49,928	52,422
6.00%, 11/01/35	387,826	439,485
5.50%, 12/01/35	1,114	1,253
6.00%, 12/01/35	4,626	5,249
6.00%, 02/01/36	1,930	2,184
6.00%, 03/01/36	899	1,012
5.50%, 04/01/36	6,561	6,879
6.00%, 04/01/36	4,124	4,714
(Floating, COF 11th District San Francisco + 1.25%), 3.92%, 05/01/36†	47,622	50,392
5.50%, 11/01/36	78,912	88,212
6.00%, 01/01/37	332,575	378,387
5.50%, 02/01/37	121	135
6.00%, 02/01/37	313,970	358,438
5.50%, 03/01/37	4,922	5,515
6.00%, 03/01/37	18,419	21,004
5.50%, 04/01/37	247	274
5.50%, 06/01/37	66	73
6.00%, 07/01/37	675,109	767,796
5.50%, 08/01/37	229,972	257,683
6.00%, 08/01/37	50,550	57,392
6.00%, 09/01/37	105,402	119,815
6.50%, 10/01/37	53,711	59,569
7.00%, 10/01/37	3,586	3,986

See Notes to Schedules of Investments.	69

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
7.00%, 11/01/37	$5,167	$5,692
(Floating, COF 11th District San Francisco + 1.25%), 1.91%, 12/01/37†	29,823	29,427
6.00%, 12/01/37	221,268	249,727
7.00%, 12/01/37	3,431	3,918
(Floating, COF 11th District San Francisco + 1.25%), 1.91%, 01/01/38†	17,551	17,378
6.00%, 01/01/38	178,994	203,631
5.50%, 02/01/38	2,776	3,112
7.00%, 02/01/38	3,547	3,907
4.50%, 03/01/38	6,353	6,840
5.50%, 03/01/38	338	376
6.00%, 03/01/38	791	891
4.50%, 04/01/38	88,000	94,677
5.00%, 04/01/38	95,472	104,305
5.50%, 05/01/38	115	127
6.00%, 05/01/38	21,190	24,077
5.00%, 06/01/38	104,997	114,657
5.50%, 06/01/38	371	410
5.50%, 07/01/38	52,519	58,574
5.50%, 08/01/38	59,032	65,914
7.00%, 08/01/38	677	755
5.50%, 09/01/38	232	258
6.00%, 11/01/38	26,686	30,332
7.00%, 11/01/38	18,233	21,110
5.50%, 12/01/38	110	123
6.00%, 12/01/38	30,200	34,132
7.00%, 02/01/39	9,808	11,370
7.00%, 03/01/39	84,736	96,773
6.00%, 09/01/39	18,432	20,949
6.00%, 12/01/39	340,607	387,264
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%), 2.23%, 06/01/40†	36,247	37,414
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%), 2.23%, 10/01/40†	116,651	118,590
(Floating, COF 11th District San Francisco + 1.25%), 1.91%, 11/01/40†	14,685	14,503
4.50%, 04/01/41	113,330	122,699
6.00%, 05/01/41	661,275	754,380
4.50%, 08/01/41	80,743	87,205
4.50%, 11/01/41	341,674	369,657
4.00%, 06/01/42	61,834	65,405
3.50%, 09/01/42	64,231	66,557
2.50%, 10/01/42	444,102	432,183
4.00%, 10/01/42	255,153	270,846
2.50%, 11/01/42	25,454	24,768
4.00%, 11/01/42	2,106,858	2,247,514
2.50%, 12/01/42	19,196	18,678
3.00%, 12/01/42	19,777	19,983
4.00%, 12/01/42	146,003	154,345
2.50%, 01/01/43	18,203	17,711
3.00%, 01/01/43	371,417	374,181
3.50%, 01/01/43	1,954,183	2,022,526
2.50%, 02/01/43	20,469	19,916
2.50%, 03/01/43	1,583,791	1,541,030
3.00%, 03/01/43	228,277	230,644
2.50%, 04/01/43	1,309,379	1,273,820
3.00%, 04/01/43	341,673	345,224
3.50%, 04/01/43	98,838	102,227
4.00%, 04/01/43	64,756	69,187
2.50%, 05/01/43	31,357	30,512
3.00%, 05/01/43	219,207	221,485
2.50%, 06/01/43	29,947	29,139
3.00%, 06/01/43	64,587	65,259
4.00%, 06/01/43	617,575	658,226
3.00%, 07/01/43	585,735	591,820
3.50%, 07/01/43	1,068,001	1,103,936
4.00%, 07/01/43	638,334	679,822
2.50%, 08/01/43	867,682	843,181
3.50%, 08/01/43	272,017	281,243
4.00%, 08/01/43	219,802	233,327
4.50%, 09/01/43	714,819	769,776
2.50%, 10/01/43	44,670	43,406
4.50%, 10/01/43	218,702	236,338
4.50%, 11/01/43	149,439	161,523
4.50%, 12/01/43	218,892	236,616
4.50%, 01/01/44	138,627	149,779
4.50%, 02/01/44	953,218	1,025,442
4.50%, 07/01/44	128,722	140,903
4.50%, 10/01/44	552,645	603,580
4.00%, 01/01/45	212,552	226,523
4.50%, 02/01/45	1,244,582	1,369,228
4.50%, 04/01/45	763,125	837,424
4.50%, 05/01/45	89,485	98,050
3.50%, 06/01/45	764,242	788,670
3.00%, 11/01/45	1,643,349	1,650,422
3.50%, 12/01/45	2,223,433	2,295,608
3.50%, 01/01/46	526,379	545,765
3.50%, 05/01/46	543,257	563,018
3.00%, 11/01/46	3,274,253	3,291,676
4.00%, 04/01/47	876,003	928,148
4.00%, 05/01/47	196,447	208,128
4.00%, 08/01/47	1,792,149	1,888,672
3.00%, 10/17/47 TBA	18,670,000	18,732,713
3.50%, 10/17/47 TBA	14,000,000	14,433,671
4.00%, 10/17/47 TBA	15,000,000	15,794,535
5.00%, 10/17/47 TBA	1,000,000	1,090,941
3.00%, 11/17/47 TBA	3,100,000	3,105,571
3.50%, 11/17/47 TBA	5,000,000	5,145,605
4.00%, 11/17/47 TBA	4,500,000	4,731,327
4.50%, 11/17/47 TBA	15,300,000	16,406,863
3.50%, 12/17/47 TBA	59,500,000	61,123,457
4.50%, 04/01/56	1,054,526	1,144,131
5.50%, 09/01/56	1,044,671	1,171,809
3.50%, 03/01/57	2,942,419	3,031,486

70	See Notes to Schedules of Investments.

	Par	Value
Federal National Mortgage Association ACES Series 2015-M13
2.80%, 06/25/25g†	$90,000	$90,264
Federal National Mortgage Association ACES Series 2016-M11
2.94%, 07/25/39	311,028	309,118
Federal National Mortgage Association Interest STRIP Series 409
3.00%, 04/25/27 IO	348,474	30,344
(Floating, ICE LIBOR USD 1M + 4.25%), 5.49%, 01/25/29†	200,000	219,484
4.50%, 11/25/39 IO	56,925	13,082
3.50%, 11/25/41 IO	205,699	35,696
4.00%, 11/25/41 IO	256,040	49,477
4.00%, 04/25/42 IO	479,350	88,029
Federal National Mortgage Association REMIC Series 1991-137
868.32%, 10/25/21 IO	40	514
Federal National Mortgage Association REMIC Series 1991-97
1,009.30%, 08/25/21 IO	26	365
Federal National Mortgage Association REMIC Series 2000-32
(Floating, 1M USD LIBOR + 0.45%), 1.68%, 10/18/30†	8,808	8,842
Federal National Mortgage Association REMIC Series 2005-29
5.50%, 04/25/35	405,583	458,696
Federal National Mortgage Association REMIC Series 2007-24
(Floating, 6.75% - 1M USD LIBOR), 5.51%, 03/25/37 IO†	666,256	124,848
Federal National Mortgage Association REMIC Series 2011-52
5.00%, 06/25/41	399,456	437,466
Federal National Mortgage Association REMIC Series 2011-59
5.50%, 07/25/41	1,127,295	1,269,330
Federal National Mortgage Association REMIC Series 2011-87 FJ
(Floating, 1M USD LIBOR + 0.55%), 1.79%, 09/25/41†	1,826,519	1,843,315
Federal National Mortgage Association REMIC Series 2011-96
(Floating, 6.55% - 1M USD LIBOR), 5.31%, 10/25/41 IO†	507,963	88,581
Federal National Mortgage Association REMIC Series 2012-111
7.00%, 10/25/42	35,016	40,084
Federal National Mortgage Association REMIC Series 2012-118
3.50%, 12/25/39 IO	332,670	37,641
Federal National Mortgage Association REMIC Series 2012-133
(Floating, 6.15% - 1M USD LIBOR), 4.91%, 12/25/42 IO†	163,728	31,041
Federal National Mortgage Association REMIC Series 2012-153
7.00%, 07/25/42	121,574	140,678
Federal National Mortgage Association REMIC Series 2012-28
6.50%, 06/25/39	18,218	19,934
Federal National Mortgage Association REMIC Series 2012-35
(Floating, 6.50% - 1M USD LIBOR), 5.26%, 04/25/42 IO†	158,146	31,962
Federal National Mortgage Association REMIC Series 2012-46
6.00%, 05/25/42	179,328	204,267
Federal National Mortgage Association REMIC Series 2012-70
(Floating, 6.65% - 1M USD LIBOR), 5.41%, 02/25/41 IO†	38,641	5,120
Federal National Mortgage Association REMIC Series 2012-74
(Floating, 6.65% - 1M USD LIBOR), 5.41%, 03/25/42 IO†	212,761	34,286
Federal National Mortgage Association REMIC Series 2012-75
(Floating, 6.60% - 1M USD LIBOR), 5.36%, 07/25/42 IO†	59,728	11,549
Federal National Mortgage Association REMIC Series 2013-124
(Floating, 5.95% - 1M USD LIBOR), 4.71%, 12/25/43 IO†	595,074	121,052
Federal National Mortgage Association REMIC Series 2013-14
4.00%, 03/25/43 IO	252,628	43,079
Federal National Mortgage Association REMIC Series 2013-17
3.00%, 03/25/28 IO	1,328,580	126,018

See Notes to Schedules of Investments.	71

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Federal National Mortgage Association REMIC Series 2013-29
4.00%, 04/25/43 IO	$683,178	$114,059
Federal National Mortgage Association REMIC Series 2013-54
(Floating, 6.15% - 1M USD LIBOR), 4.91%, 06/25/43 IO†	270,958	57,404
Federal National Mortgage Association REMIC Series 2013-9
5.50%, 04/25/42	726,582	804,589
6.50%, 07/25/42	304,891	352,036
Federal National Mortgage Association REMIC Series 2014-47
1.83%, 08/25/44g IO†	709,673	42,859
Federal National Mortgage Association REMIC Series 2015-55
1.49%, 08/25/55g IO†	241,392	13,104
Federal National Mortgage Association REMIC Series 2015-56
(Floating, 6.15% - 1M USD LIBOR), 4.91%, 08/25/45 IO†	80,086	18,335
Federal National Mortgage Association REMIC Series 2017-76
(Floating, 6.10% - 1M USD LIBOR), 4.87%, 10/25/57 IO†	1,200,000	224,813
FHLMC Multifamily Structured Pass-Through Certificates Series K015
1.77%, 07/25/21g IO†	599,012	30,653
FHLMC Multifamily Structured Pass-Through Certificates Series K016
1.68%, 10/25/21g IO†	197,574	10,159
FHLMC Multifamily Structured Pass-Through Certificates Series KF11
(Floating, 1M USD LIBOR + 0.65%), 1.88%, 09/25/25†	1,017,100	1,022,014
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DN1 M3
(Floating, ICE LIBOR USD 1M + 4.15%), 5.39%, 01/25/25†	400,000	430,156
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA1 M2
(Floating, ICE LIBOR USD 1M + 1.85%), 3.09%, 10/25/27†	400,000	408,731
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA4 M3
(Floating, ICE LIBOR USD 1M + 3.80%), 5.04%, 03/25/29†	250,000	270,505
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-HQA2 M3
(Floating, ICE LIBOR USD 1M + 5.15%), 6.39%, 11/25/28†	300,000	345,343
FHLMC Structured Pass-Through Certificates Series T-61 1A1
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%), 2.23%, 07/25/44†	745,805	757,961
First Horizon Alternative Mortgage Securities Trust Series 2004-AA1 A1
3.19%, 06/25/34g†	290,923	289,069
FREMF Mortgage Trust Series 2012-K20 X2A
0.20%, 05/25/45 144A IO	5,497,212	40,943
Giovecca Mortgages S.r.l. Series 2011-1 A
(Floating, 0.60% - EURIBOR 3M), 0.27%, 04/23/48†	52,385	62,020
Government National Mortgage Association
7.00%, 01/15/26	3,757	4,060
7.00%, 07/15/27	35,174	40,276
7.00%, 01/15/28	13,018	13,278
7.00%, 03/15/28	46,313	52,946
7.00%, 07/15/28	7,795	8,424
7.50%, 07/15/28	11,118	11,381
6.50%, 08/15/28	2,924	3,237
7.00%, 08/15/28	10,249	11,277
7.50%, 08/15/28	7,884	8,714
6.50%, 09/15/28	6,368	7,319
7.00%, 10/15/28	32,913	34,730
7.50%, 03/15/29	14,591	17,219
(Floating, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 2.25%, 11/20/29†	27,311	28,362
8.50%, 08/15/30	633	666
8.50%, 11/20/30	6,197	7,171
6.50%, 08/15/31	33,490	37,920
7.50%, 08/15/31	9,394	10,481
6.50%, 10/15/31	57,081	64,270
6.00%, 11/15/31	141,002	161,725
6.50%, 11/15/31	76,625	84,597
6.00%, 12/15/31	27,209	31,008
6.00%, 01/15/32	81,093	91,724
6.00%, 02/15/32	121,368	136,886
6.50%, 02/15/32	101,694	112,293
6.00%, 04/15/32	42,236	47,636
7.50%, 04/15/32	44,371	45,392
6.50%, 06/15/32	58,286	64,376
6.50%, 08/15/32	128,596	142,003
6.50%, 09/15/32	110,015	124,429
6.00%, 10/15/32	88,913	102,028
5.50%, 11/15/32	14,734	16,511
6.00%, 11/15/32	68,307	77,423
6.00%, 12/15/32	33,340	38,000
6.50%, 12/15/32	9,226	10,190
5.50%, 01/15/33	9,080	10,163
6.00%, 01/15/33	32,212	36,844
5.50%, 02/15/33	18,591	20,922
6.00%, 02/15/33	31,989	36,438
5.50%, 03/15/33	17,771	19,873

72	See Notes to Schedules of Investments.

	Par	Value
6.50%, 04/15/33	$203,650	$239,177
6.00%, 06/15/33	19,613	22,120
5.50%, 07/15/33	17,654	19,860
5.50%, 08/15/33	9,227	10,353
5.50%, 09/15/33	6,076	6,784
6.00%, 10/15/33	38,312	43,210
6.50%, 10/15/33	110,994	123,978
6.00%, 12/15/33	130,746	147,463
5.50%, 04/15/34	11,354	12,773
5.50%, 05/15/34	5,281	5,887
6.50%, 08/15/34	176,093	201,731
5.50%, 09/15/34	84,037	94,190
5.50%, 12/15/34	76,535	85,993
5.50%, 01/15/35	65,309	73,380
6.00%, 09/20/38	203,697	228,623
5.00%, 07/20/40	17,266	18,879
5.00%, 09/20/40	73,478	81,029
4.00%, 10/20/40	9,442	10,029
6.00%, 10/20/40	31,362	35,889
6.00%, 01/20/41	29,613	33,800
4.50%, 04/20/41	338,065	363,626
4.00%, 08/20/43	569,867	603,995
4.00%, 10/20/43	1,869,880	1,990,932
3.00%, 01/15/45	4,479,669	4,542,713
3.00%, 02/15/45	177,515	180,260
3.50%, 04/15/45	1,114,705	1,161,415
4.00%, 05/20/45	53,577	56,950
4.00%, 08/20/45	1,081,026	1,145,036
4.00%, 09/20/45	1,441,933	1,527,315
4.00%, 10/20/45	1,581,889	1,675,559
4.00%, 11/20/45	138,408	146,836
4.00%, 01/20/46	774,672	820,233
4.00%, 02/20/46	816,892	864,937
4.00%, 03/20/46	3,691,789	3,921,676
4.00%, 04/20/46	1,794,080	1,898,878
4.00%, 05/20/46	1,191,393	1,260,508
3.50%, 09/20/46	3,155,302	3,300,489
3.50%, 03/20/47	1,355,168	1,410,802
4.00%, 05/20/47	2,937,131	3,099,008
4.00%, 06/20/47	3,953,770	4,180,462
4.00%, 07/20/47	3,382,217	3,576,778
4.00%, 08/20/47	3,292,690	3,485,230
3.00%, 10/17/47 TBA	9,200,000	9,328,653
3.50%, 10/17/47 TBA	2,300,000	2,390,742
4.00%, 10/17/47 TBA	5,700,000	6,003,035
3.50%, 11/17/47 TBA	2,400,000	2,491,078
4.00%, 11/17/47 TBA	4,000,000	4,209,062
Government National Mortgage Association Series 2007-30 FH
(Floating, 1M USD LIBOR + 0.30%), 1.54%, 05/20/37†	154,553	154,325
Government National Mortgage Association Series 2010-31
(Floating, 6.50% - 1M USD LIBOR), 5.26%, 03/20/39 IO†	31,243	2,001
0.98%, 08/15/58g IO†	5,859,488	467,447
(Floating, ICE LIBOR USD 1Y + 0.80%), 2.53%, 07/20/67†	1,904,595	1,971,933
Government National Mortgage Association Series 2010-85
(Floating, 6.65% - 1M USD LIBOR), 5.41%, 01/20/40 IO†	55,708	6,918
Government National Mortgage Association Series 2010-H28
(Floating, ICE LIBOR USD 1M + 0.40%), 1.63%, 12/20/60†	297,146	296,437
Government National Mortgage Association Series 2011-H08
(Floating, ICE LIBOR USD 1M + 0.48%), 1.71%, 03/20/61†	389,332	388,989
Government National Mortgage Association Series 2011-H09
(Floating, ICE LIBOR USD 1M + 0.50%), 1.73%, 03/20/61†	271,524	271,442
Government National Mortgage Association Series 2012-144
0.47%, 01/16/53g IO†	9,020,105	312,150
Government National Mortgage Association Series 2012-34
(Floating, 6.05% - 1M USD LIBOR), 4.81%, 03/20/42 IO†	49,588	8,490
Government National Mortgage Association Series 2012-66
3.50%, 02/20/38 IO	207,204	16,448
Government National Mortgage Association Series 2012-H27
1.75%, 10/20/62	908,827	63,618
Government National Mortgage Association Series 2012-H30
(Floating, ICE LIBOR USD 1M + 0.35%), 1.58%, 12/20/62†	1,273,421	1,266,287
Government National Mortgage Association Series 2013-113
(Floating, 6.70% - 1M USD LIBOR), 5.47%, 08/16/43 IO†	177,306	32,741
Government National Mortgage Association Series 2013-153
3.50%, 04/20/43 IO	160,364	23,901
Government National Mortgage Association Series 2014-117
(Floating, 5.60% - 1M USD LIBOR), 4.36%, 08/20/44 IO†	55,103	8,111
Government National Mortgage Association Series 2014-118
(Floating, 6.20% - 1M USD LIBOR), 4.96%, 08/20/44 IO†	284,572	62,305
Government National Mortgage Association Series 2014-135
0.83%, 01/16/56g IO†	6,596,998	339,115
Government National Mortgage Association Series 2014-93
0.86%, 11/16/55g IO†	3,427,649	160,998
Government National Mortgage Association Series 2015-167
4.00%, 04/16/45 IO	150,976	30,118

See Notes to Schedules of Investments.	73

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Government National Mortgage Association Series 2015-H11
(Floating, ICE LIBOR USD 1M + 0.55%), 1.78%, 05/20/65†	$2,751,983	$2,741,103
Government National Mortgage Association Series 2015-H14
(Floating, ICE LIBOR USD 1M + 0.43%), 1.66%, 05/20/65†	2,771,358	2,761,935
(Floating, ICE LIBOR USD 1M + 0.57%), 1.80%, 06/20/65†	4,513,991	4,500,551
Government National Mortgage Association Series 2015-H15
(Floating, ICE LIBOR USD 1M + 0.58%), 1.81%, 06/20/65†	1,699,829	1,695,357
(Floating, ICE LIBOR USD 1M + 0.60%), 1.83%, 06/20/65†	4,212,491	4,205,581
Government National Mortgage Association Series 2015-H16
(Floating, ICE LIBOR USD 1M + 0.60%), 1.83%, 07/20/65†	4,291,749	4,284,571
Government National Mortgage Association Series 2015-H17
(Floating, ICE LIBOR USD 1M + 0.46%), 1.68%, 06/20/65†	677,302	675,664
Government National Mortgage Association Series 2015-H18
(Floating, ICE LIBOR USD 1M + 0.60%), 1.83%, 07/20/65†	654,307	653,234
Government National Mortgage Association Series 2015-H19
(Floating, ICE LIBOR USD 1M + 0.60%), 1.83%, 08/20/65†	698,468	697,311
Government National Mortgage Association Series 2015-H22
(Floating, ICE LIBOR USD 1M + 0.60%), 1.83%, 09/20/65†	693,278	692,100
Government National Mortgage Association Series 2015-H23
(Floating, ICE LIBOR USD 1M + 0.62%), 1.85%, 09/20/65†	829,362	828,752
Government National Mortgage Association Series 2015-H26
(Floating, ICE LIBOR USD 1M + 0.52%), 1.75%, 10/20/65†	1,522,449	1,522,063
Government National Mortgage Association Series 2015-H30
(Floating, ICE LIBOR USD 1M + 0.68%), 1.91%, 08/20/61†	522,789	524,425
Government National Mortgage Association Series 2017-H18
1.63%, 09/20/67g IO†	4,600,000	474,375
GreenPoint Mortgage Funding Trust Series 2006-OH1 A1
(Floating, ICE LIBOR USD 1M + 0.18%), 1.42%, 01/25/37†	645,038	610,230
GS Mortgage Securities Corporation II Series 2015-GC30 AS
3.78%, 05/10/50†	370,000	380,921
GS Mortgage Securities Corporation II Series 2015-GC30 D
3.38%, 05/10/50	490,000	370,855
GS Mortgage Securities Trust Series 2007-GG10
5.95%, 08/10/45g†	259,191	266,009
GS Mortgage Securities Trust Series 2013-GC16 B
5.16%, 11/10/46†	130,000	141,670
GS Mortgage Securities Trust Series 2015-GC28 C
4.47%, 02/10/48g†	290,000	281,444
GSR Mortgage Loan Trust Series 2005-AR6 2A1
3.20%, 09/25/35†	832,274	850,659
Impac CMB Trust Series 2004-8
(Floating, ICE LIBOR USD 1M + 0.72%), 1.96%, 10/25/34†	44,768	44,122
IndyMac ARM Trust Series 2001-H2
2.38%, 01/25/32g†	6,210	5,579
IndyMac INDX Mortgage Loan Trust Series 2006-AR12 A1
(Floating, ICE LIBOR USD 1M + 0.19%), 1.43%, 09/25/46†	739,804	655,689
JP Morgan Alternative Loan Trust Series 2005-A2
(Floating, ICE LIBOR USD 1M + 0.52%), 1.76%, 01/25/36†	176,112	174,657
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C6 D
5.31%, 05/15/45g†	280,000	287,977
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-WPT A
(Floating, 1M USD LIBOR + 1.45%), 2.68%, 10/15/33 144A†	800,000	803,334
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-MAUI A
(Floating, 1M USD LIBOR + 0.83%), 2.06%, 07/15/34 144A†	4,000,000	4,010,758
JP Morgan Mortgage Trust Series 2005-A1 6T1
3.64%, 02/25/35g†	59,806	59,344
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 C
5.25%, 11/15/45g†	90,000	93,469
JPMBB Commercial Mortgage Securities Trust Series 2013-C17 B
5.05%, 01/15/47g†	50,000	53,085
JPMBB Commercial Mortgage Securities Trust Series 2014-C25 ASB
3.41%, 11/15/47	840,000	874,450
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 A5
3.82%, 07/15/48	880,000	928,362

74	See Notes to Schedules of Investments.

	Par	Value
JPMBB Commercial Mortgage Securities Trust Series 2015-C31 A3
3.80%, 08/15/48	$1,700,000	$1,791,317
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 ASB
3.36%, 11/15/48	800,000	829,996
JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D
4.32%, 11/15/48g†	590,000	453,658
Kensington Mortgage Securities PLC Series 2007-1X
(Floating, ICE LIBOR USD 3M + 0.17%), 1.49%, 06/14/40†	1,037,475	1,003,823
LB-UBS Commercial Mortgage Trust Series 2001-C3
0.57%, 06/15/36 144Ag IO†	379,616	1,054
Ludgate Funding PLC Series 2007-1
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.46%, 01/01/61†	867,867	1,103,337
Ludgate Funding PLC Series 2008-W1X
(Floating, ICE LIBOR GBP 3M + 0.60%), 0.94%, 01/01/61†	720,472	941,971
Luminent Mortgage Trust Series 2006-2
(Floating, ICE LIBOR USD 1M + 0.20%), 1.44%, 02/25/46†	488,230	399,895
Mansard Mortgages PLC Series 2007-1X
(Floating, ICE LIBOR GBP 3M + 0.18%), 0.47%, 04/15/47†	869,765	1,114,343
MASTR Adjustable Rate Mortgages Trust Series 2004-13
3.44%, 11/21/34g†	393,029	404,158
MASTR Adjustable Rate Mortgages Trust Series 2004-4
3.40%, 05/25/34g†	129,070	128,542
MASTR Adjustable Rate Mortgages Trust Series 2007-R5
3.39%, 11/25/35 144Ag†	515,064	438,612
Merrill Lynch Mortgage Investors Trust Series 2005-2
(Floating, ICE LIBOR USD 6M + 1.25%), 2.66%, 10/25/35†	28,396	28,418
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 A4
3.10%, 05/15/46	300,000	304,955
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 AS
3.46%, 05/15/46	140,000	143,110
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 B
4.00%, 12/15/47†	370,000	377,212
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 AS
3.56%, 04/15/48	480,000	488,958
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25 A4
3.37%, 10/15/48	1,400,000	1,440,112
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27 ASB
3.56%, 12/15/47	800,000	836,048
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 C
4.27%, 09/15/49g†	450,000	451,746
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 A5
3.10%, 11/15/49	380,000	381,606
Morgan Stanley Capital I Trust Series 2014-CPT B
3.56%, 07/13/29 144Ag†	800,000	821,249
Morgan Stanley Capital I Trust Series 2016-UBS12 A4
3.60%, 12/15/49	380,000	396,338
Mortgage Repurchase Agreement Financing Trust Series 2016-1 A2
(Floating, ICE LIBOR USD 1M + 0.95%), 2.19%, 04/10/19 144A†	800,000	800,057
Mortgage Repurchase Agreement Financing Trust Series 2017-1
(Floating, ICE LIBOR USD 1M + 0.85%), 2.09%, 07/10/19 144A†	2,150,000	2,150,660
Mortgage Repurchase Agreement Financing Trust Series 2017-2 A1
(Floating, ICE LIBOR USD 1M + 0.55%), 1.78%, 08/12/19 144A†	1,550,000	1,554,001
MortgageIT Trust Series 2005-4
(Floating, ICE LIBOR USD 1M + 0.28%), 1.52%, 10/25/35†	484,449	479,465
MSCG Trust Series 2015-ALDR A2
3.58%, 06/07/35 144Ag†	580,000	578,799
MSCG Trust Series 2016-SNR C
5.21%, 11/15/34 144A	390,000	399,726
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	307,560
Nomura Resecuritization Trust Series 2014-7R 2A3
(Floating, ICE LIBOR USD 1M + 0.20%), 1.43%, 12/26/35 144A††††	537,801	531,443
One Market Plaza Trust Series 2017-1MKT A
3.61%, 02/10/32 144A	1,020,000	1,061,430
Prime Mortgage Trust Series 2006-DR1
5.50%, 05/25/35 144A	2,306,969	2,219,624
6.00%, 05/25/35 144A	1,901,217	1,858,561
ResLoC UK PLC Series 2007-1X
(Floating, EURIBOR 3M + 0.16%), 0.00%, 12/15/43†	1,247,501	1,418,333

See Notes to Schedules of Investments.	75

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
(Floating, ICE LIBOR GBP 3M + 0.16%), 0.49%, 12/15/43†	$311,875	$399,650
RFTI Issuer, Ltd. Series 2015-FL1 A
(Floating, 1M USD LIBOR + 1.75%), 2.98%, 08/15/30 144A†	862,363	862,133
Rosslyn Portfolio Trust Series 2017-ROSS A
(Floating, 1M USD LIBOR + 0.95%), 2.18%, 06/15/33 144A†	450,000	448,339
Sequoia Mortgage Trust Series 2003-4
(Floating, ICE LIBOR USD 6M + 0.66%), 2.12%, 07/20/33†	84,881	80,153
Sequoia Mortgage Trust Series 6
(Floating, ICE LIBOR USD 1M + 0.64%), 1.88%, 04/19/27†	423,422	402,924
Station Place Securitization Trust Series 2015-2 A
(Floating, ICE LIBOR USD 1M + 1.05%), 2.29%, 05/15/18 144A†	350,000	350,000
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS
(Floating, ICE LIBOR USD 1M + 0.30%), 1.54%, 10/25/35†	986,941	974,102
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A1
(Floating, ICE LIBOR USD 1M + 0.25%), 1.49%, 07/19/35†	111,115	106,500
Thornburg Mortgage Securities Trust Series 2003-4
(Floating, ICE LIBOR USD 1M + 0.64%), 1.88%, 09/25/43†	10,244	9,952
Thornburg Mortgage Securities Trust Series 2005-1
3.06%, 04/25/45g†	87,002	87,415
Towd Point Mortgage Funding Vantage1 PLC Series 2016-V1A A1
(Floating, ICE LIBOR GBP 3M + 1.20%), 1.48%, 02/20/54 144A†	505,429	681,389
Trinity Square PLC Series 2015-1A
(Floating, ICE LIBOR GBP 3M + 1.15%), 1.44%, 07/15/51 144A†	302,939	409,948
UBS-Barclays Commercial Mortgage Trust Series 2012-C4 D
4.63%, 12/10/45 144Ag†	320,000	314,649
VNDO Mortgage Trust Series 2012-6AVE A
3.00%, 11/15/30 144A	100,000	102,151
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19
2.82%, 02/25/33g†	6,580	6,539
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR6 A
(Floating, Federal Reserve U.S. 12 1Y CMT + 1.40%), 2.29%, 06/25/42†	15,094	14,629
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13
(Floating, ICE LIBOR USD 1M + 0.29%), 1.53%, 10/25/45†	1,217,419	1,224,386
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8
(Floating, ICE LIBOR USD 1M + 0.27%), 1.51%, 07/25/45†	787,425	781,128
(Floating, ICE LIBOR USD 1M + 0.29%), 1.53%, 07/25/45†	160,644	158,702
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1
3.14%, 02/25/37g†	220,378	204,427
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HY1 1A1
3.03%, 02/25/37g†	330,513	304,253
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA3
(Floating, Federal Reserve U.S. 12 1Y CMT + 0.76%), 1.65%, 04/25/47†	704,386	702,418
Waterfall Commercial Mortgage Trust Series 2015-SBC5 A
4.10%, 09/14/22 144A†	427,651	427,823
Wells Fargo Alternative Loan Trust Series 2007-PA6
3.54%, 12/28/37g†	692,803	682,684
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B
4.43%, 07/15/46g†	20,000	20,888
Wells Fargo Commercial Mortgage Trust Series 2014-LC16 XA
1.54%, 08/15/50g IO†	2,916,554	164,524
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1 B
3.66%, 05/15/48†	350,000	352,541
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR16 1A1
3.45%, 08/25/33g†	126,342	129,878
Wells Fargo Mortgage-Backed Securities Trust Series 2005-AR2
3.17%, 03/25/35g†	77,104	78,056
WFRBS Commercial Mortgage Trust Series 2012-C7 XA
1.60%, 06/15/45 144Ag IO†	286,186	15,046
WFRBS Commercial Mortgage Trust Series 2013-C13 XA
1.49%, 05/15/45 144Ag IO†	2,887,750	145,244
WFRBS Commercial Mortgage Trust Series 2014-C19 XA
1.32%, 03/15/47g IO†	1,008,321	50,645
WFRBS Commercial Mortgage Trust Series 2014-C21 XA
1.29%, 08/15/47g IO†	3,561,631	195,767
WFRBS Commercial Mortgage Trust Series 2014-C24 AS
3.93%, 11/15/47	290,000	300,589

76	See Notes to Schedules of Investments.

	Par	Value
WFRBS Commercial Mortgage Trust Series 2014-C24 C
4.29%, 11/15/47†	$300,000	$294,625

Total Mortgage-Backed Securities (Cost $419,273,777)		419,665,198

MUNICIPAL BONDS — 0.9%
Alameda County Joint Powers Authority, Revenue Bond, Series Z
7.05%, 12/01/44	2,400,000	3,468,648
American Municipal Power, Inc., Hydroelectric Projects, Revenue Bond, Series B
8.08%, 02/15/50	600,000	993,726
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	250,000	321,042
Brazos Higher Education Authority, Inc. Series 2005-2
(Floating, LIBOR 3M + 0.14%), 1.46%, 09/27/21g†	95,965	95,945
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	700,000	916,531
Chicago Transit Authority, Revenue Bond, Series B
6.90%, 12/01/40	300,000	393,627
Commonwealth of Puerto Rico, General Obligation, Series A
5.50%, 07/01/32#	5,000	2,294
6.00%, 07/01/34#	10,000	4,588
8.00%, 07/01/35#	280,000	135,800
5.25%, 07/01/37#	20,000	9,175
5.50%, 07/01/39#	85,000	38,994
5.00%, 07/01/41#	10,000	4,488
Commonwealth of Puerto Rico, General Obligation, Series B
5.88%, 07/01/36#	10,000	4,587
Commonwealth of Puerto Rico, General Obligation, Series C
6.00%, 07/01/39#	10,000	4,588
Commonwealth of Puerto Rico, General Obligation, Series D
5.75%, 07/01/41#	10,000	4,588
Northstar Education Finance, Inc., Revenue Bond,
(Floating, ICE LIBOR USD 3M + 0.10%), 1.27%, 04/28/30†	231,865	229,442
Port Authority of New York & New Jersey, Revenue Bond, Series 192
4.81%, 10/15/65	300,000	352,623
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bond, Series A
5.75%, 07/01/37	20,000	14,782
6.00%, 07/01/44	55,000	42,175
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A
5.50%, 08/01/28#	60,000	12,525
5.50%, 08/01/37#	65,000	13,569
5.38%, 08/01/39#	35,000	7,306
5.50%, 08/01/42#	120,000	25,050
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series A-1
6.75%, 08/01/32#	85,000	17,744
0.00%, 08/01/33	25,000	3,656
5.00%, 08/01/43#	20,000	4,175
5.25%, 08/01/43#	10,000	2,088
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series B
5.25%, 08/01/27#	5,000	1,044
5.75%, 08/01/37#	45,000	9,394
6.38%, 08/01/39#	5,000	1,044
6.00%, 08/01/42#	100,000	20,875
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series C
5.38%, 08/01/38#	15,000	3,131
6.00%, 08/01/39#	35,000	7,306
5.25%, 08/01/41#	100,000	20,875
Puerto Rico Sales Tax Financing Corporation, Revenue Bond, Sub-Series C-1
3.61%, 08/01/37	10,000	603
State of California, General Obligation
7.95%, 03/01/36	265,000	299,720
7.55%, 04/01/39	85,000	131,047
State of Illinois, General Obligation
5.10%, 06/01/33	315,000	319,164
6.63%, 02/01/35	45,000	51,147
7.35%, 07/01/35	465,000	548,295
Utah State Board of Regents Series 2016-1
(Floating, ICE LIBOR USD 1M + 0.75%), 1.99%, 09/25/56†	1,712,890	1,704,548

Total Municipal Bonds (Cost $9,818,881)		10,241,949

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price $107.50, Expires 11/24/17 (MSCS)	110	$13,784,375	110
10-Year U.S. Treasury Note, Strike Price $108.00, Expires 11/24/17 (MSCS)	19	2,380,938	19
10-Year U.S. Treasury Note, Strike Price $110.00, Expires 11/24/17 (MSCS)	35	4,385,937	35

See Notes to Schedules of Investments.	77

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note, Strike Price $115.50, Expires 11/24/17 (MSCS)	10	$1,253,125	$10
10-Year U.S. Treasury Note, Strike Price $116.50, Expires 11/24/17 (MSCS)	3	375,938	3
10-Year U.S. Treasury Note, Strike Price $125.00, Expires 10/27/17 (GSC)	77	9,649,062	30,079
10-Year U.S. Treasury Note, Strike Price $125.50, Expires 10/27/17 (GSC)	34	4,260,625	15,406
10-Year U.S. Treasury Note, Strike Price $125.70, Expires 10/27/17 (GSC)	34	4,260,625	11,688
10-Year U.S. Treasury Note, Strike Price $126.50, Expires 10/27/17 (GSC)	43	5,388,437	7,391
10-Year U.S. Treasury Note, Strike Price $127.00, Expires 10/27/17 (GSC)	83	10,400,937	7,781
1-Year U.S. Treasury Note, Strike Price $980.00, Expires 06/15/18 (GSC)	102	25,066,500	39,525
5-Year U.S. Treasury Note, Strike Price $114.20, Expires 10/27/17 (GSC)	69	8,107,500	69
5-Year U.S. Treasury Note, Strike Price $114.50, Expires 10/27/17 (GSC)	432	50,760,000	432
5-Year U.S. Treasury Note, Strike Price $117.20, Expires 10/27/17 (GSC)	8	940,000	1,563
5-Year U.S. Treasury Note, Strike Price $117.70, Expires 10/27/17 (GSC)	55	6,462,500	10,742
5-Year U.S. Treasury Note, Strike Price $118.00, Expires 09/29/17 (GSC)	68	7,990,000	68
5-Year U.S. Treasury Note, Strike Price $118.00, Expires 10/27/17 (GSC)	34	3,995,000	4,250
5-Year U.S. Treasury Note, Strike Price $118.00, Expires 10/27/17 (GSC)	41	4,817,500	25,625
5-Year U.S. Treasury Note, Strike Price $118.50, Expires 10/27/17 (GSC)	34	3,995,000	1,594
Euro Dollars, Strike Price $982.50, Expires 03/19/18 (GSC)	46	144,416,675	2,588
Euro Dollars, Strike Price $982.50, Expires 03/19/18 (MSCS)	587	144,416,675	33,019
Long U.S. Treasury Bond, Strike Price $153.00, Expires 10/27/17 (GSC)	17	2,597,813	19,656
Long U.S. Treasury Bond, Strike Price $153.50, Expires 10/13/17 (GSC)	17	2,597,813	10,359
Long U.S. Treasury Bond, Strike Price $155.00, Expires 10/13/17 (GSC)	17	2,597,813	3,984
Long U.S. Treasury Bond, Strike Price $155.50, Expires 10/13/17 (GSC)	8	1,222,500	1,375
Long U.S. Treasury Bond, Strike Price $157.00, Expires 10/27/17 (GSC)	21	3,209,062	3,609

			230,980

Call Swaptions — 0.0%
Pay 3-Month LIBOR (Quarterly); Receive 1.65% (Semiannually): Interest Rate Swap Maturing 11/19/2020 USD, Strike Price $1.65, Expires 11/15/18 (MSCS)	1	22,800,000	38,930
Pay 3-Month LIBOR (Quarterly); Receive 2.54% (Semiannually): Interest Rate Swap Maturing 3/23/2048 USD, Strike Price $2.54, Expires 03/21/18 (MSCS)	1	500,000	17,310

			56,240

78	See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
Put Option — 0.0%
U.S. Dollar vs. Brazilian Reals, Strike Price $0.15, Expires 11/28/17 (BAR)†††[Cost]	1	$98,200,000	$647

Put Swaptions — 0.1%
Pay 2.3%
(Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/23/2049 USD, Strike Price $2.30, Expires 10/21/19 (GSC)	1	7,700,000	898,112
Pay 2.5%
(Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 11/12/2049 USD, Strike Price $2.50, Expires 11/07/19 (DEUT)	1	3,100,000	287,214
Pay 2.54%
(Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 3/23/2048 USD, Strike Price $2.54, Expires 03/21/18 (MSCS)	1	500,000	18,695
Pay 2.91%
(Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2048 USD, Strike Price $2.91, Expires 08/20/18 (MSCS)	1	1,100,000	25,437
Pay 2.91%
(Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2048 USD, Strike Price $2.91, Expires 08/20/18 (MSCS)	1	500,000	11,562
Pay 2.94%
(Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2048 USD, Strike Price $2.94, Expires 08/20/18 (GSC)	1	500,000	10,574

			1,251,594

Total Purchased Options (Cost $1,698,362)			1,539,461

		Par
U.S. TREASURY OBLIGATIONS — 28.5%
U.S. Treasury Bonds
4.25%, 05/15/39		$5,300,000	6,632,041
4.38%, 11/15/39		200,000	254,555
2.75%, 08/15/42		600,000	592,910
2.75%, 11/15/42		1,080,000	1,066,331
3.13%, 02/15/43		650,000	686,055
2.88%, 05/15/43		800,000	806,594
3.75%, 11/15/43		35,630,000	41,774,091
3.63%, 02/15/44		1,000,000	1,149,277
3.13%, 08/15/44‡‡		760,000	801,978
3.00%, 11/15/44		3,800,000	3,915,780
2.50%, 02/15/45		1,450,000	1,352,720
3.00%, 05/15/45		10,030,000	10,330,313
2.88%, 08/15/45		360,000	361,638
3.00%, 11/15/45		2,400,000	2,469,329
2.50%, 02/15/46		2,280,000	2,120,890
2.88%, 11/15/46‡‡Δ		11,870,000	11,914,744
3.00%, 02/15/47		6,430,000	6,615,618
3.00%, 05/15/47		7,970,000	8,202,716
2.75%, 08/15/47		3,880,000	3,796,413

			104,843,993

U.S. Treasury Inflationary Index Bonds
0.13%, 04/15/18		3,900,000	4,132,957
0.13%, 04/15/19		600,000	629,324
0.13%, 04/15/20		750,000	788,068
0.13%, 04/15/21		500,000	518,240
0.13%, 07/15/22		3,500,000	3,745,818
0.63%, 01/15/24		1,790,000	1,918,803
0.13%, 07/15/24		6,300,000	6,433,747
0.25%, 01/15/25		1,000,000	1,023,943
2.38%, 01/15/25‡‡		2,700,000	4,008,177
0.63%, 01/15/26‡‡		4,100,000	4,283,846
0.13%, 07/15/26		3,200,000	3,180,201
0.38%, 01/15/27		2,100,000	2,104,043

See Notes to Schedules of Investments.	79

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.38%, 01/15/27‡‡	$500,000	$710,038
0.38%, 07/15/27	8,720,000	8,648,468
2.50%, 01/15/29	600,000	826,638
2.13%, 02/15/40	920,000	1,312,957
0.75%, 02/15/42	380,000	398,402
1.38%, 02/15/44	1,140,000	1,323,162
0.88%, 02/15/47	240,000	240,184

		46,227,016

U.S. Treasury Notes
1.13%, 06/30/21	11,280,000	11,020,690
1.13%, 07/31/21	3,430,000	3,347,064
2.00%, 12/31/21‡‡	1,500,000	1,509,521
1.88%, 03/31/22‡‡	8,800,000	8,798,284
1.88%, 04/30/22	12,100,000	12,090,786
2.13%, 03/31/24	15,380,000	15,386,306
2.13%, 07/31/24	21,630,000	21,601,697
2.38%, 08/15/24	440,000	446,282
1.88%, 08/31/24	5,910,000	5,805,538
2.13%, 09/30/24	4,600,000	4,588,861
2.25%, 11/15/24	11,210,000	11,267,367
2.00%, 02/15/25	10,630,000	10,486,745
2.25%, 11/15/25	10,400,000	10,401,425
2.00%, 11/15/26	9,000,000	8,772,187
2.25%, 02/15/27	7,718,000	7,672,626
2.38%, 05/15/27	9,870,000	9,912,604
2.25%, 08/15/27	47,060,000	46,746,580

		189,854,563

U.S. Treasury Strips
2.01%, 02/15/43Ω (Cost $2,002,606)	4,100,000	1,967,045

Total U.S. Treasury Obligations (Cost $343,202,663)		342,892,617

	Shares
PREFERRED STOCKS — 0.1%
Delphi Financial Group, Inc.
4.51%, 05/15/37†	12,432	261,849
GMAC Capital Trust I
7.10%, 02/15/40†	6,979	184,245

Total Preferred Stocks (Cost $434,649)		446,094

MONEY MARKET FUNDS — 9.5%
GuideStone Money Market Fund (Investor Class)¥	95,477,164	95,477,164
Northern Institutional Government Assets Portfolio	2,386,126	2,386,126
Northern Institutional Liquid Assets Portfolio§	16,625,654	16,625,654

Total Money Market Funds (Cost $114,488,944)		114,488,944

	Par
REPURCHASE AGREEMENTS — 4.7%
Citigroup Global Markets, Inc. 1.22% (dated 09/29/17, due 10/02/17, repurchase price $600,000, collateralized by U.S. Treasury Note, 1.625%, due 11/30/20, total market value $609,095)	$600,000	600,000
Merrill Lynch Pierce Fenner & Smith
1.12% (dated 10/02/17, due 10/03/17, repurchase price $28,300,000, collateralized by U.S. Treasury Bond, 3.125%, due 08/15/44, total market value $27,329,000)	28,300,000	28,300,000
1.24% (dated 09/29/17, due 10/02/17, repurchase price $27,100,000, collateralized by U.S. Treasury Bond, 3.125%, due 08/15/44, total market value $26,140,000)	27,100,000	27,100,000

Total Repurchase Agreements (Cost $56,000,000)		56,000,000

TOTAL INVESTMENTS — 119.7% (Cost $1,428,038,312)		1,438,014,984

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.2)%
Call Options — (0.0)%
10-Year U.S. Treasury Note, Strike Price $123.50, Expires 10/27/17 (GSC)	(33)	$(4,135,312)	(2,063)
10-Year U.S. Treasury Note, Strike Price $124.00, Expires 11/24/17 (GSC)	(25)	(3,132,813)	(7,031)
10-Year U.S. Treasury Note, Strike Price $125.50, Expires 10/27/17 (GSC)	(33)	(4,135,312)	(21,141)
10-Year U.S. Treasury Note, Strike Price $126.70, Expires 10/27/17 (GSC)	(68)	(8,521,250)	(8,500)
10-Year U.S. Treasury Note, Strike Price $128.00, Expires 10/27/17 (GSC)	(33)	(4,135,312)	(1,547)
10-Year U.S. Treasury Note, Strike Price $128.50, Expires 11/24/17 (GSC)	(25)	(3,132,812)	(2,344)

80	See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
10-Year U.S. Treasury Note, Strike Price $129.00, Expires 10/27/17 (GSC)	(17)	$(2,130,313)	$(531)
10-Year U.S. Treasury Note, Strike Price $129.00, Expires 11/24/17 (GSC)	(116)	(14,536,250)	(9,063)
10-Year U.S. Treasury Note, Strike Price $129.50, Expires 10/27/17 (GSC)	(50)	(6,265,625)	(1,563)
5-Year U.S. Treasury Note, Strike Price $117.00, Expires 11/24/17 (GSC)	(34)	(3,995,000)	(7,703)
5-Year U.S. Treasury Note, Strike Price $117.50, Expires 10/27/17 (GSC)	(33)	(3,877,500)	(10,055)
5-Year U.S. Treasury Note, Strike Price $117.70, Expires 10/27/17 (GSC)	(17)	(1,997,500)	(7,570)
5-Year U.S. Treasury Note, Strike Price $119.00, Expires 11/24/17 (GSC)	(68)	(7,990,000)	(4,781)
5-Year U.S. Treasury Note, Strike Price $119.20, Expires 11/24/17 (GSC)	(74)	(8,695,000)	(4,047)
Euro Dollars, Strike Price $981.20, Expires 03/19/18 (GSC)	(46)	(11,317,150)	(575)
FNMA TBA 3.5% Nov 30YR, Strike Price $103.63, Expires 11/06/17 (JPM)	1	(36,100,000)	(101,927)
Long U.S. Treasury Bond, Strike Price $150.00, Expires 10/27/17 (GSC)	(9)	(1,375,313)	(2,813)
Long U.S. Treasury Bond, Strike Price $150.50, Expires 10/27/17 (GSC)	(18)	(2,750,625)	(7,594)
Long U.S. Treasury Bond, Strike Price $153.00, Expires 10/27/17 (GSC)	(8)	(1,222,500)	(10,750)
Long U.S. Treasury Bond, Strike Price $154.50, Expires 10/27/17 (GSC)	(6)	(916,875)	(3,469)
Long U.S. Treasury Bond, Strike Price $157.00, Expires 10/13/17 (GSC)	(34)	(5,195,625)	(2,656)
Long U.S. Treasury Bond, Strike Price $157.50, Expires 10/13/17 (GSC)	(16)	(2,445,000)	(1,000)
Long U.S. Treasury Bond, Strike Price $158.00, Expires 10/27/17 (GSC)	(8)	(1,222,500)	(875)
Long U.S. Treasury Bond, Strike Price $159.00, Expires 10/27/17 (GSC)	(17)	(2,597,813)	(1,328)
Long U.S. Treasury Bond, Strike Price $160.00, Expires 10/27/17 (GSC)	(85)	(12,989,062)	(5,312)
Long U.S. Treasury Bond, Strike Price $160.00, Expires 11/24/17 (GSC)	(42)	(6,418,125)	(7,875)
Long U.S. Treasury Bond, Strike Price $161.00, Expires 11/24/17 (GSC)	(42)	(6,418,125)	(6,562)

			(240,675)

Call Swaptions — (0.0)%
Pay 2.52 (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/25/2047 USD, Strike Price $2.52, Expires 10/23/17 (GSC)	1	(4,600,000)	(49,406)
Pay 3-Month LIBOR (Quarterly); Receive 1.92% (Semiannually): Interest Rate Swap Maturing 11/9/2027 USD, Strike Price $1.92, Expires 11/07/17 (GSC)	1	(11,000,000)	(2,851)

See Notes to Schedules of Investments.	81

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
Pay 3-Month LIBOR (Quarterly); Receive 2.0% (Semiannually): Interest Rate Swap Maturing 11/19/2028 USD, Strike Price $2.00, Expires 11/15/18 (MSCS)	1	$(4,900,000)	$(54,884)
Pay 3-Month LIBOR (Quarterly); Receive 2.52% (Semiannually) Interest Rate Swap Maturing 10/25/2047 USD, Strike Price $2.52, Expires 10/23/17 (MSCS)	1	(800,000)	(8,593)
			(115,734)
Put Options — (0.1)%
FNMA TBA 3.5% Oct 30YR, Strike Price $103.02, Expires 10/05/17 (JPM)	1	(36,100,000)	(94,817)
FNMA TBA 3.5% Oct 30YR, Strike Price $103.54, Expires 10/05/17 (CS)	1	(31,100,000)	(167,047)
U.S. Dollar vs. Brazilian Reals, Strike Price $0.04, Expires 10/05/17 (BAR)†††	1	(196,400,000)	(10)
			(261,874)
Put Swaptions — (0.1)%
Pay 2.0% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 10/23/2024 USD, Strike Price $2.00, Expires 10/21/19 (GSC)	1	(38,500,000)	(1,014,295)
Pay 2.25% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 11/12/2024 USD, Strike Price $2.25, Expires 11/07/19 (DEUT)	1	(15,500,000)	(313,262)
Pay 2.8% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2023 USD, Strike Price $2.80, Expires 08/20/18 (MSCS)	1	(4,900,000)	(11,970)
Pay 2.8% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2023 USD, Strike Price $2.80, Expires 08/20/18 (MSCS)	1	(2,200,000)	(5,374)
Pay 2.8% (Semiannually); Receive 3-Month LIBOR (Quarterly): Interest Rate Swap Maturing 8/22/2023 USD, Strike Price $2.80, Expires 08/20/18 (GSC)	1	(2,300,000)	(5,618)

			(1,350,519)

Total Written Options (Proceeds $(1,987,787))			(1,968,802)

		Par
TBA SALE COMMITMENTS — (0.7)%
Government National Mortgage Association
3.00%, 10/17/47 TBA		(1,000,000)	(1,012,793)
Federal National Mortgage Association
3.00%, 10/17/47 TBA		(1,000,000)	(1,003,359)
Federal Home Loan Mortgage Corporation
3.50%, 10/17/47 TBA		(3,000,000)	(3,094,338)
Government National Mortgage Association
4.00%, 10/17/47 TBA		(3,000,000)	(3,159,492)

Total TBA Sale Commitments (Proceeds $(8,301,015))			(8,269,982)

Liabilities in Excess of Other Assets — (18.8)%			(225,470,244)

NET ASSETS — 100.0%			$1,202,305,956

82	See Notes to Schedules of Investments.

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	12/2017	(227)	$(43,197,583)	GSC	$322,992
Euro-Bund	12/2017	(48)	(9,134,291)	MSCS	92,344
Euro-OATS	12/2017	(38)	(6,967,679)	MSCS	12,137
90-day Eurodollar	12/2017	(642)	(158,124,600)	GSC	77,838
10-Year Japanese Bond	12/2017	(9)	(12,025,328)	GSC	76,692
Euro	12/2017	(8)	(1,186,450)	GSC	11,150
10-Year U.S. Treasury Note	12/2017	(393)	(49,247,812)	GSC	511,765
10-Year U.S. Treasury Note	12/2017	205	25,689,062	MSCS	(270,664)
2-Year U.S. Treasury Note	12/2017	177	38,179,453	GSC	(102,986)
5-Year U.S. Treasury Note	12/2017	1,016	119,380,000	MSCS	(776,711)
5-Year U.S. Treasury Note	12/2017	1,365	160,387,500	GSC	(935,417)
Euro-BTP	12/2017	91	14,515,340	GSC	(60,210)
Long U.S. Treasury Bond	12/2017	(156)	(23,838,749)	GSC	445,335
Long U.S. Treasury Bond	12/2017	60	9,168,750	MSCS	(155,967)
Ultra Long U.S. Treasury Bond	12/2017	(61)	(8,194,015)	GSC	97,840
Ultra Long U.S. Treasury Bond	12/2017	109	17,998,625	GSC	(247,364)
Ultra Long U.S. Treasury Bond	12/2017	209	34,511,125	MSCS	(529,789)
90-day Eurodollar	06/2018	(32)	(7,864,000)	GSC	11,600
90-day Eurodollar	06/2018	(610)	(149,564,525)	MSCS	(151,550)
90-day Eurodollar	09/2018	(32)	(7,857,600)	GSC	12,800
90-day Eurodollar	12/2018	(57)	(13,984,237)	GSC	17,869
90-day Eurodollar	12/2019	(205)	(50,196,813)	MSCS	(82,000)
90-day Eurodollar	12/2019	(157)	(38,443,413)	GSC	(143,600)

Total Futures Contracts outstanding at September 30, 2017			$(159,997,240)		$(1,765,896)

Forward Foreign Currency Contracts outstanding at September 30, 2017:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
11/20/17	U.S. Dollars	19,702,628	Japanese Yen	2,150,000,000	GSC	$550,181
10/23/17	U.S. Dollars	14,932,086	Japanese Yen	1,650,000,000	BNP	251,629
10/19/17	Brazilian Reals	11,180,600	U.S. Dollars	3,419,248	BAR	101,229
12/04/17	U.S. Dollars	7,777,637	South Korean Won	8,835,706,800	UBS	56,422
12/17/18	Japanese Yen	970,000,000	U.S. Dollars	8,794,437	GSC	50,691
10/03/17	U.S. Dollars	3,265,179	Euro	2,737,000	HSBC	29,785
10/19/17	U.S. Dollars	6,069,597	Japanese Yen	680,008,523	BAR	20,615
10/19/17	Euro	516,999	U.S. Dollars	595,649	BAR	16,031
10/19/17	U.S. Dollars	1,268,782	Euro	1,060,000	BAR	14,659
12/17/18	U.S. Dollars	8,859,257	Japanese Yen	970,000,000	BNP	14,128
12/20/17	U.S. Dollars	452,372	Australian Dollars	564,202	JPM	10,239
10/06/17	U.S. Dollars	608,142	Mexican Pesos	10,906,899	MSCS	9,798
10/19/17	U.S. Dollars	706,139	British Pounds	520,000	BAR	8,894
12/20/17	U.S. Dollars	764,104	Euro	636,228	CITI	8,622
11/14/17	U.S. Dollars	587,303	South African Rand	7,897,878	CITI	8,290
11/15/17	U.S. Dollars	2,010,315	Japanese Yen	224,900,000	BNP	7,294
10/02/17	U.S. Dollars	360,749	Japanese Yen	40,000,000	UBS	5,272
10/18/17	Indian Rupees	194,220,000	U.S. Dollars	2,960,580	BAR	4,625
12/20/17	British Pounds	154,411	Euro	172,000	BOA	3,206
12/20/17	U.S. Dollars	137,000	Japanese Yen	15,063,259	JPM	2,574

See Notes to Schedules of Investments.	83

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/19/17	U.S. Dollars	298,243	Euro	250,000	BAR	$2,459
12/20/17	U.S. Dollars	109,329	Australian Dollars	137,000	BAR	1,970
10/19/17	U.S. Dollars	311,895	Euro	262,000	BAR	1,914
12/20/17	British Pounds	144,717	U.S. Dollars	192,550	SS	1,870
12/20/17	U.S. Dollars	136,539	Australian Dollars	172,000	WEST	1,752
11/15/17	U.S. Dollars	3,472,469	Japanese Yen	389,700,000	BAR	1,694
12/20/17	U.S. Dollars	111,578	Australian Dollars	140,224	MSCS	1,692
12/20/17	U.S. Dollars	68,257	Australian Dollars	85,405	UBS	1,330
12/20/17	U.S. Dollars	68,000	Japanese Yen	7,498,727	RBS	1,081
12/20/17	U.S. Dollars	71,471	Australian Dollars	89,849	MSCS	1,061
12/20/17	Euro	58,000	Norwegian Kroner	539,236	UBS	1,036
12/20/17	Swiss Francs	66,118	Euro	57,000	BOA	985
12/20/17	U.S. Dollars	68,000	Japanese Yen	7,511,552	BOA	966
12/20/17	Euro	58,000	Norwegian Kroner	540,003	CITI	940
12/20/17	U.S. Dollars	137,000	Canadian Dollars	169,682	SS	937
12/20/17	U.S. Dollars	344,004	Euro	288,914	MSCS	936
12/20/17	U.S. Dollars	68,618	Euro	57,000	BAR	934
12/20/17	Swiss Francs	197,548	Euro	172,000	CITI	929
10/19/17	U.S. Dollars	246,941	Euro	208,000	BAR	849
12/20/17	U.S. Dollars	27,448	Canadian Dollars	33,217	UBS	812
12/20/17	U.S. Dollars	71,119	British Pounds	52,336	UBS	808
12/20/17	Euro	57,000	Swedish Kronor	542,110	JPM	795
12/20/17	U.S. Dollars	67,850	New Zealand Dollars	93,000	DEUT	784
12/04/17	U.S. Dollars	732,341	Brazilian Reals	2,338,000	DEUT	764
12/20/17	Euro	57,000	Norwegian Kroner	532,135	UBS	742
12/20/17	U.S. Dollars	82,206	New Zealand Dollars	113,000	SS	717
12/20/17	Euro	57,000	Norwegian Kroner	532,401	UBS	709
12/20/17	U.S. Dollars	28,362	Australian Dollars	35,324	BAR	681
12/20/17	U.S. Dollars	68,004	Australian Dollars	86,000	DEUT	611
12/20/17	U.S. Dollars	68,381	New Zealand Dollars	94,000	DEUT	593
12/20/17	U.S. Dollars	68,270	Euro	57,000	SS	586
12/20/17	U.S. Dollars	41,327	Australian Dollars	52,000	MSCS	577
12/20/17	U.S. Dollars	41,345	Canadian Dollars	50,845	UBS	574
12/20/17	U.S. Dollars	95,732	New Zealand Dollars	132,000	JPM	541
12/20/17	Japanese Yen	7,645,050	Euro	57,000	MSCS	541
12/20/17	U.S. Dollars	34,970	Australian Dollars	43,946	DEUT	532
12/20/17	U.S. Dollars	27,170	Australian Dollars	34,000	SS	526
12/20/17	U.S. Dollars	68,000	Canadian Dollars	84,182	JPM	497
12/20/17	U.S. Dollars	32,856	Canadian Dollars	40,370	RBC	484
12/20/17	U.S. Dollars	27,000	Canadian Dollars	33,106	RBC	454
12/20/17	U.S. Dollars	27,754	Euro	23,000	MSCS	443
12/20/17	British Pounds	21,000	U.S. Dollars	27,786	BAR	427
10/19/17	U.S. Dollars	17,549	Japanese Yen	1,926,000	BAR	417
12/20/17	U.S. Dollars	68,000	Swiss Francs	65,092	SS	397
12/20/17	Swiss Francs	68,482	Euro	59,569	UBS	389
12/20/17	Euro	139,000	U.S. Dollars	164,678	DEUT	376
12/20/17	Swiss Francs	64,171	Euro	55,827	UBS	355
12/20/17	U.S. Dollars	29,570	Canadian Dollars	36,451	RBC	342
12/20/17	Euro	58,000	U.S. Dollars	68,536	BOA	335
12/20/17	U.S. Dollars	27,000	Canadian Dollars	33,254	MSCS	335
12/20/17	U.S. Dollars	29,823	Canadian Dollars	36,781	UBS	329
12/20/17	U.S. Dollars	30,010	Euro	25,000	UBS	324
12/20/17	Canadian Dollars	33,595	Australian Dollars	34,000	BOA	295
12/20/17	Swedish Kronor	887,732	Euro	92,000	UBS	290

84	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	U.S. Dollars	40,980	British Pounds	30,293	CITI	$283
12/20/17	Euro	18,000	Swedish Kronor	171,057	MSCS	268
12/20/17	U.S. Dollars	26,248	Euro	21,920	CITI	219
12/20/17	U.S. Dollars	28,938	Canadian Dollars	35,819	RBC	216
12/20/17	Australian Dollars	87,358	U.S. Dollars	68,251	WEST	207
12/20/17	U.S. Dollars	27,285	British Pounds	20,158	BAR	204
12/20/17	U.S. Dollars	26,425	Euro	22,086	MSCS	199
12/20/17	U.S. Dollars	67,967	New Zealand Dollars	94,000	WEST	179
12/20/17	Australian Dollars	87,621	U.S. Dollars	68,487	MSCS	177
12/20/17	U.S. Dollars	27,362	British Pounds	20,249	BOA	158
12/20/17	U.S. Dollars	68,650	British Pounds	51,000	RBS	133
12/20/17	New Zealand Dollars	95,000	U.S. Dollars	68,382	JPM	127
12/20/17	British Pounds	51,000	Japanese Yen	7,664,025	SS	122
12/20/17	U.S. Dollars	18,853	Japanese Yen	2,099,513	UBS	117
12/20/17	British Pounds	40,037	U.S. Dollars	53,673	RBS	115
12/20/17	Euro	58,000	Swiss Francs	66,204	UBS	113
12/20/17	U.S. Dollars	68,172	British Pounds	50,666	RBS	104
12/20/17	Euro	29,685	British Pounds	26,196	UBS	57
12/20/17	U.S. Dollars	29,073	Canadian Dollars	36,195	RBC	49
12/20/17	U.S. Dollars	29,454	British Pounds	21,899	SS	33
12/20/17	New Zealand Dollars	88,750	U.S. Dollars	63,979	JPM	23
12/20/17	U.S. Dollars	27,319	Euro	23,000	BOA	8
12/20/17	Australian Dollars	46,277	U.S. Dollars	36,258	DEUT	7
12/20/17	Canadian Dollars	36,285	U.S. Dollars	29,092	CITI	4
12/20/17	U.S. Dollars	30,779	Australian Dollars	39,276	DEUT	1

Subtotal Appreciation						$1,221,024

10/19/17	U.S. Dollars	118,312	Euro	100,000	BAR	(2)
12/20/17	Canadian Dollars	84,781	U.S. Dollars	68,000	JPM	(17)
12/20/17	Australian Dollars	87,000	U.S. Dollars	68,194	BOA	(17)
12/20/17	U.S. Dollars	27,293	Euro	23,000	UBS	(18)
12/20/17	New Zealand Dollars	57,000	U.S. Dollars	41,135	DEUT	(30)
12/20/17	U.S. Dollars	27,397	Australian Dollars	35,000	UBS	(31)
12/20/17	Japanese Yen	3,308,579	U.S. Dollars	29,569	UBS	(43)
12/20/17	U.S. Dollars	29,230	Japanese Yen	3,280,735	MSCS	(47)
12/20/17	Euro	23,000	U.S. Dollars	27,364	JPM	(52)
12/20/17	U.S. Dollars	29,230	Japanese Yen	3,281,425	MSCS	(53)
12/20/17	Norwegian Kroner	325,183	Euro	34,500	UBS	(59)
10/03/17	U.S. Dollars	205,907	Canadian Dollars	257,000	HSBC	(68)
12/20/17	Australian Dollars	35,000	U.S. Dollars	27,498	UBS	(70)
12/20/17	U.S. Dollars	27,230	Euro	23,000	BOA	(81)
12/20/17	U.S. Dollars	68,000	Japanese Yen	7,631,164	MSCS	(101)
12/20/17	Australian Dollars	87,000	U.S. Dollars	68,299	BOA	(122)
12/20/17	Norwegian Kroner	538,938	Euro	57,199	JPM	(122)
12/20/17	U.S. Dollars	66,316	Japanese Yen	7,445,018	SS	(124)
12/20/17	U.S. Dollars	68,740	Euro	58,000	UBS	(132)
12/20/17	Swedish Kronor	220,271	Euro	23,000	SS	(133)
12/20/17	U.S. Dollars	72,179	Euro	60,907	BAR	(144)
12/20/17	Euro	21,680	U.S. Dollars	25,901	UBS	(158)
12/20/17	Australian Dollars	36,127	U.S. Dollars	28,476	MSCS	(165)
12/20/17	Euro	22,742	U.S. Dollars	27,180	SS	(176)
12/20/17	Australian Dollars	87,265	U.S. Dollars	68,585	UBS	(200)
12/20/17	U.S. Dollars	68,652	Euro	58,000	RBS	(219)
12/20/17	Swedish Kronor	220,839	U.S. Dollars	27,488	UBS	(240)

See Notes to Schedules of Investments.	85

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	Euro	115,000	Swiss Francs	131,727	CITI	$(253)
12/20/17	Canadian Dollars	35,651	U.S. Dollars	28,848	CITI	(261)
12/20/17	U.S. Dollars	68,000	Swiss Francs	65,727	SS	(263)
12/20/17	New Zealand Dollars	93,492	Euro	57,000	DEUT	(263)
12/20/17	Euro	114,000	British Pounds	100,967	JPM	(276)
12/20/17	Swedish Kronor	421,851	Euro	44,070	CITI	(279)
12/20/17	Norwegian Kroner	341,671	British Pounds	32,204	CITI	(283)
12/20/17	Norwegian Kroner	545,206	Euro	58,000	CITI	(285)
12/20/17	Euro	108,891	Swiss Francs	124,775	UBS	(287)
12/20/17	New Zealand Dollars	85,828	U.S. Dollars	62,182	RBS	(288)
12/20/17	U.S. Dollars	68,203	New Zealand Dollars	95,000	RBC	(305)
12/20/17	Swedish Kronor	546,074	Euro	57,000	UBS	(306)
12/20/17	U.S. Dollars	65,650	New Zealand Dollars	91,462	SS	(308)
04/03/18	U.S. Dollars	6,441	Danish Kroner	42,000	BNP	(308)
12/20/17	Canadian Dollars	33,668	U.S. Dollars	27,306	DEUT	(308)
12/20/17	Canadian Dollars	36,482	U.S. Dollars	29,569	UBS	(315)
12/20/17	U.S. Dollars	35,603	British Pounds	26,739	UBS	(319)
12/20/17	Japanese Yen	7,344,625	U.S. Dollars	65,874	SS	(330)
12/20/17	U.S. Dollars	68,630	Australian Dollars	88,000	SS	(330)
12/20/17	Australian Dollars	87,000	U.S. Dollars	68,508	UBS	(331)
12/20/17	Swedish Kronor	279,194	Euro	29,305	MSCS	(349)
12/20/17	Swedish Kronor	555,333	Euro	58,000	SS	(351)
12/20/17	Euro	29,584	U.S. Dollars	35,481	MSCS	(352)
10/03/17	Brazilian Reals	2,338,000	U.S. Dollars	738,238	DEUT	(355)
12/20/17	Australian Dollars	37,133	U.S. Dollars	29,468	UBS	(369)
12/20/17	Canadian Dollars	34,994	U.S. Dollars	28,465	UBS	(404)
12/20/17	U.S. Dollars	66,641	Japanese Yen	7,513,520	CITI	(411)
12/20/17	Euro	57,000	British Pounds	50,689	CITI	(415)
12/20/17	Norwegian Kroner	544,167	Euro	58,000	CITI	(416)
12/20/17	Euro	58,000	British Pounds	51,580	BAR	(424)
12/20/17	Euro	23,000	U.S. Dollars	27,753	SS	(442)
12/20/17	U.S. Dollars	69,758	Japanese Yen	7,866,423	DEUT	(443)
12/20/17	Australian Dollars	34,000	U.S. Dollars	27,089	JPM	(445)
12/20/17	New Zealand Dollars	37,000	U.S. Dollars	27,130	BAR	(448)
12/20/17	Euro	57,000	U.S. Dollars	68,162	JPM	(478)
12/20/17	Japanese Yen	4,870,859	U.S. Dollars	43,963	CITI	(495)
12/20/17	Canadian Dollars	35,416	U.S. Dollars	28,899	CITI	(501)
12/20/17	Australian Dollars	34,000	U.S. Dollars	27,159	UBS	(515)
12/20/17	Norwegian Kroner	543,307	Euro	58,000	JPM	(524)
12/20/17	Japanese Yen	7,617,285	Euro	57,698	JPM	(536)
12/20/17	Norwegian Kroner	214,003	U.S. Dollars	27,459	JPM	(538)
12/20/17	Norwegian Kroner	279,566	U.S. Dollars	35,742	SS	(573)
12/20/17	Canadian Dollars	32,954	U.S. Dollars	27,000	JPM	(575)
12/20/17	Euro	45,896	U.S. Dollars	55,097	BOA	(598)
12/20/17	Euro	57,000	U.S. Dollars	68,287	CITI	(603)
12/20/17	Swedish Kronor	217,719	U.S. Dollars	27,490	MSCS	(626)
12/20/17	Canadian Dollars	50,379	U.S. Dollars	41,026	JPM	(629)
12/20/17	Australian Dollars	51,117	U.S. Dollars	40,691	MSCS	(633)
12/20/17	Canadian Dollars	84,012	U.S. Dollars	68,000	DEUT	(634)
12/04/17	Indian Rupees	9,281,163	U.S. Dollars	141,589	CS	(684)
12/20/17	New Zealand Dollars	56,000	U.S. Dollars	41,084	DEUT	(700)
12/20/17	Australian Dollars	86,000	U.S. Dollars	68,137	CITI	(743)
12/20/17	Japanese Yen	7,532,217	U.S. Dollars	68,000	MSCS	(782)
12/20/17	U.S. Dollars	68,904	British Pounds	51,883	BAR	(799)

86	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	Euro	61,460	U.S. Dollars	73,786	DEUT	$(806)
12/20/17	Australian Dollars	86,000	U.S. Dollars	68,207	UBS	(813)
12/20/17	Australian Dollars	86,000	U.S. Dollars	68,213	SS	(820)
10/12/17	U.S. Dollars	243,892	Euro	206,917	BAR	(825)
12/20/17	Australian Dollars	85,000	New Zealand Dollars	93,514	CITI	(828)
12/20/17	New Zealand Dollars	162,000	U.S. Dollars	117,664	SS	(838)
12/20/17	Euro	57,000	U.S. Dollars	68,527	BOA	(843)
12/20/17	Canadian Dollars	83,612	U.S. Dollars	68,000	MSCS	(954)
12/20/17	Euro	57,000	U.S. Dollars	68,672	JPM	(988)
12/20/17	Japanese Yen	3,924,058	British Pounds	26,884	BAR	(1,099)
12/20/17	Canadian Dollars	83,373	U.S. Dollars	68,000	DEUT	(1,146)
10/19/17	U.S. Dollars	235,419	Euro	200,000	BAR	(1,208)
12/20/17	Euro	113,593	British Pounds	101,307	SS	(1,218)
12/20/17	New Zealand Dollars	172,788	U.S. Dollars	125,891	CITI	(1,286)
12/20/17	Euro	58,000	British Pounds	52,347	CITI	(1,455)
12/20/17	Australian Dollars	85,000	U.S. Dollars	68,208	DEUT	(1,598)
12/20/17	Euro	115,000	Swiss Francs	133,163	BAR	(1,745)
12/20/17	Japanese Yen	7,422,676	U.S. Dollars	68,000	SS	(1,759)
12/20/17	Canadian Dollars	82,265	U.S. Dollars	68,000	RBC	(2,034)
12/20/17	Australian Dollars	109,000	U.S. Dollars	87,500	DEUT	(2,082)
12/20/17	British Pounds	504,779	Euro	573,000	UBS	(2,253)
10/19/17	Indonesian Rupiahs	22,179,120,000	U.S. Dollars	1,646,312	BAR	(2,374)
12/20/17	Australian Dollars	154,000	U.S. Dollars	123,282	RBS	(2,600)
12/20/17	New Zealand Dollars	526,000	U.S. Dollars	382,059	DEUT	(2,737)
10/19/17	U.S. Dollars	4,308,483	Taiwan Dollars	130,840,000	BAR	(4,315)
11/15/17	U.S. Dollars	2,047,950	Japanese Yen	230,500,000	HSBC	(4,947)
12/20/17	Norwegian Kroner	4,595,907	Euro	491,141	JPM	(5,041)
10/03/17	U.S. Dollars	292,408	British Pounds	222,000	BNP	(5,102)
10/03/17	British Pounds	385,000	U.S. Dollars	521,533	JPM	(5,581)
12/20/17	Canadian Dollars	235,459	U.S. Dollars	194,611	JPM	(5,804)
11/02/17	U.S. Dollars	6,662,537	British Pounds	4,971,000	JPM	(5,850)
12/20/17	Swedish Kronor	6,625,253	Euro	693,929	BOA	(6,530)
12/20/17	Swedish Kronor	6,558,778	Euro	687,941	UBS	(7,622)
12/20/17	British Pounds	506,000	U.S. Dollars	687,786	SS	(7,995)
12/20/17	Japanese Yen	46,472,099	U.S. Dollars	423,809	SS	(9,088)
10/19/17	U.S. Dollars	789,657	British Pounds	608,669	BAR	(26,480)
10/03/17	Euro	3,435,000	U.S. Dollars	4,088,929	JPM	(28,432)
04/03/18	U.S. Dollars	417,101	Danish Kroner	2,800,000	BNP	(32,822)
10/19/17	U.S. Dollars	1,259,177	Chinese Offshore Yuan	8,611,515	BAR	(35,289)
10/03/17	U.S. Dollars	697,536	Brazilian Reals	2,338,000	DEUT	(40,347)
11/15/17	Japanese Yen	454,300,000	U.S. Dollars	4,092,848	GSC	(46,727)
10/19/17	Taiwan Dollars	130,840,000	U.S. Dollars	4,359,880	BAR	(47,082)
10/19/17	Mexican Pesos	35,260,000	U.S. Dollars	1,978,343	BAR	(48,262)
10/19/17	U.S. Dollars	4,636,634	Philippine Pesos	238,833,000	BAR	(54,307)
10/19/17	U.S. Dollars	7,134,331	Chinese Yuan Renminbi	48,702,511	BAR	(184,988)
11/15/17	Japanese Yen	853,800,000	U.S. Dollars	7,814,360	GSC	(210,181)
10/03/17	U.S. Dollars	6,643,024	British Pounds	5,134,000	GSC	(237,229)

Subtotal Depreciation						$(1,120,642)

Total Forward Foreign Currency Contracts outstanding at September 30, 2017						$100,382

See Notes to Schedules of Investments.	87

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2017:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/19	CITI	USD	120,000	$(1,461)	$(67)	$(1,394)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/19	JPM	USD	120,000	(1,461)	(117)	(1,344)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/19	CITI	USD	190,000	(2,314)	(189)	(2,125)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/19	CITI	USD	20,000	(244)	(38)	(206)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/19	JPM	USD	60,000	(731)	(67)	(664)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/19	CITI	USD	180,000	(2,192)	(131)	(2,061)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/19	CITI	USD	190,000	(2,314)	(149)	(2,165)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/19	CITI	USD	130,000	(1,583)	(66)	(1,517)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/19	CITI	USD	80,000	(974)	(95)	(879)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/19	CITI	USD	140,000	(1,705)	(227)	(1,478)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/19	CITI	USD	220,000	(2,679)	(942)	(1,737)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	3/20/19	CITI	USD	430,000	(5,237)	(783)	(4,454)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	CITI	USD	210,000	(2,881)	(507)	(2,374)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	CITI	USD	950,000	(13,033)	—	(13,033)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	CITI	USD	120,000	(1,646)	(263)	(1,383)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	JPM	USD	50,000	(686)	(146)	(540)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	CITI	USD	120,000	(1,646)	(267)	(1,379)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	BOA	USD	20,000	(274)	(46)	(228)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	CITI	USD	60,000	(823)	(132)	(691)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	CITI	USD	250,000	(3,430)	(573)	(2,857)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	BOA	USD	30,000	(412)	(62)	(350)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	CITI	USD	120,000	(1,646)	(533)	(1,113)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	CITI	USD	60,000	(823)	(130)	(693)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	JPM	USD	10,000	(137)	(21)	(116)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/19	CITI	USD	80,000	(1,098)	(421)	(677)
Credit Suisse (USA), Inc. 6.5% due 1/15/2018 (Pay Quarterly; Receive Semiannually)	(1.00)%	9/20/20	GSC	USD	300,000	(1,848)	2,297	(4,145)

88	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/20	CITI	USD	60,000	$(1,213)	$273	$(1,486)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/20	JPM	USD	60,000	(1,213)	219	(1,432)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/20	JPM	USD	90,000	(1,819)	536	(2,355)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/20	CITI	USD	270,000	(5,458)	1,527	(6,985)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/20	JPM	USD	100,000	(2,021)	546	(2,567)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/20	BOA	USD	300,000	(6,064)	1,147	(7,211)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/20	JPM	USD	340,000	(6,872)	389	(7,261)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	CITI	USD	90,000	(1,853)	628	(2,481)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	BOA	USD	60,000	(1,236)	415	(1,651)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	JPM	USD	30,000	(618)	(182)	(436)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	CITI	USD	30,000	(618)	209	(827)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	CITI	USD	70,000	(1,442)	575	(2,017)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	BOA	USD	460,000	(9,473)	4,013	(13,486)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	DEUT	USD	60,000	(1,236)	524	(1,760)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	DEUT	USD	130,000	(2,677)	1,043	(3,720)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	CITI	USD	160,000	(3,295)	1,159	(4,454)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	CITI	USD	60,000	(1,236)	427	(1,663)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	JPM	USD	40,000	(824)	305	(1,129)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	CITI	USD	80,000	(1,647)	640	(2,287)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	JPM	USD	150,000	(3,089)	580	(3,669)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	CITI	USD	270,000	(5,560)	1,044	(6,604)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	JPM	USD	60,000	(1,236)	165	(1,401)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	DEUT	USD	60,000	(1,236)	171	(1,407)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	DEUT	USD	110,000	(2,265)	194	(2,459)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	JPM	USD	40,000	(824)	67	(891)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	CITI	USD	160,000	(3,295)	268	(3,563)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/21	BOA	USD	460,000	(9,146)	(4,272)	(4,874)

See Notes to Schedules of Investments.	89

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/21	JPM	USD	220,000	$(4,613)	$698	$(5,311)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/21	DEUT	USD	20,000	(419)	110	(529)
Peoples Republic of China, 4.25% due 10/28/14 (Pay Quarterly; Receive Quarterly)	(1.00)%	12/20/21	DEUT	USD	410,000	(8,597)	1,309	(9,906)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/22	GSC	USD	130,000	(2,585)	(2,139)	(446)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/22	GSC	USD	180,000	(3,579)	(3,227)	(352)
Peoples Republic of China, 7.5% due 10/28/27 (Pay Quarterly; Receive Quarterly)	(1.00)%	6/20/22	GSC	USD	170,000	(3,380)	(2,084)	(1,296)

						$(153,917)	$3,602	$(157,519)

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
Volkswagon International Finance NV, 5.375% due 05/22/18 (Pay Annually; Receive Quarterly)	0.15%	1.00%	12/20/17	ICE	EUR	900,000	$2,391	$1,330	$1,061
Berkshire Hathaway, Inc., 1.55% due 02/09/18 (Pay Semiannually; Receive Quarterly)	0.46%	1.00%	12/20/21	ICE	USD	400,000	8,920	4,586	4,334
Berkshire Hathaway, Inc., 1.55% due 02/09/18 (Pay Semiannually; Receive Quarterly)	0.55%	1.00%	6/20/22	ICE	USD	100,000	2,073	1,676	397

							$13,384	$7,592	$5,792

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
Dow Jones CDX.NA.HY28 Index (Pay Quarterly; Receive Quarterly)	3.13%	5.00%	6/20/22	ICE	USD	6,700,000	$524,426	$475,620	$48,806
Dow Jones CDX.NA.IG.28 Index (Pay Quarterly; Receive Quarterly)	0.53%	1.00%	6/20/22	ICE	USD	4,050,000	86,404	83,228	3,176
Dow Jones CMBX.NA.AAA.7 Index (Pay Monthly; Receive Monthly)	0.39%	0.50%	1/17/47	GSC	USD	1,700,000	10,679	(71,590)	82,269
Dow Jones CMBX.NA.AAA.8 Index (Pay Monthly; Receive Monthly)	0.44%	0.50%	10/17/57	DEUT	USD	600,000	2,208	(39,274)	41,482
Dow Jones CMBX.NA.AAA.8 Index (Pay Monthly; Receive Monthly)	0.44%	0.50%	10/17/57	DEUT	USD	1,100,000	4,048	(71,805)	75,853
Dow Jones CMBX.NA.AAA.8 Index (Pay Monthly; Receive Monthly)	0.44%	0.50%	10/17/57	GSC	USD	1,700,000	6,256	(97,705)	103,961

							$634,021	$278,474	$355,547

90	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3-Month KORIBOR (Pay Quarterly; Receive Quarterly)	2.25%	10/15/17	DEUT	KRW	3,619,650,000	$7,331	$—	$7,331
1-Day CORRA (Pay Annually; Receive Annually)	0.83%	10/25/17	LCH	CAD	(75,840,000)	(7,245)	—	(7,245)
3-Month KORIBOR (Pay Quarterly; Receive Quarterly)	2.17%	10/28/17	CITI	KRW	382,410,000	687	—	687
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.75)%	12/20/17	CME	USD	(4,400,000)	(166,264)	(159,196)	(7,068)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.5)%	5/15/19	CME	USD	17,700,000	54,459	53,269	1,190
6-Month NIBOR (Pay Semiannually; Receive Annually)	1.00%	9/20/19	LCH	NOK	(15,980,000)	(3,317)	(3,856)	539
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.00)%	12/16/19	CME	USD	(3,500,000)	(37,295)	(20,330)	(16,965)
3-Month CDOR (Pay Semiannually; Receive Semiannually)	1.25%	12/20/19	LCH	CAD	(9,160,000)	(107,295)	(106,221)	(1,074)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.00)%	12/20/19	LCH	USD	(6,540,000)	(25,635)	(38,025)	12,390
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.85)%	3/14/20	CME	USD	(55,100,000)	77,795	(18,261)	96,056
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.25)%	6/21/20	CME	USD	15,100,000	181,186	285,302	(104,116)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.25)%	6/21/21	CME	USD	7,800,000	161,490	206,224	(44,734)
28-Day Mexico Interbank TIIE (Pay Monthly; Receive Monthly)	6.75%	12/14/22	CME	MXN	(16,075,000)	(4,371)	(158)	(4,213)
3-Month STIBOR (Pay Quarterly; Receive Annually)	0.50%	12/20/22	LCH	SEK	14,910,000	(4,200)	4,834	(9,034)
3-Month CDOR (Pay Semiannually; Receive Semiannually)	1.75%	12/20/22	LCH	CAD	(3,240,000)	(50,987)	(53,499)	2,512
6-Month EURIBOR (Pay Semiannually; Receive Annually)	2.50%	12/20/22	LCH	EUR	(3,870,000)	(12,382)	104	(12,486)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.25)%	12/20/22	LCH	USD	(6,420,000)	(61,441)	(95,658)	34,217
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.14)%	7/3/23	LCH	USD	(2,450,000)	(150)	(589)	439
3-Month LIBOR (Pay Quarterly; Receive Semiannually)	2.07%	8/6/23	LCH	USD	(7,390,000)	(32,386)	2,859	(35,245)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.5)%	12/16/25	LCH	USD	(1,500,000)	(44,666)	(19,423)	(25,243)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.75)%	12/21/26	CME	USD	3,900,000	154,470	216,513	(62,043)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.75)%	12/21/26	LCH	USD	4,800,000	179,601	256,152	(76,551)
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	1.60%	3/16/27	LCH	GBP	(11,410,000)	(65,233)	73,911	(139,144)
6-Month LIBOR (Pay Semiannually; Receive Annually)	1.60%	3/16/27	LCH	GBP	(3,030,000)	(16,466)	(1,154)	(15,312)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.5)%	6/21/27	CME	USD	15,000,000	1,000,386	1,089,912	(89,526)
3-Month CDOR (Pay Semiannually; Receive Semiannually)	2.50%	9/20/27	LCH	CAD	(2,980,000)	(20,453)	(9,322)	(11,131)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.5)%	9/21/27	LCH	USD	2,410,000	8,606	(391)	8,997

See Notes to Schedules of Investments.	91

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.5)%	12/20/27	CME	USD	(39,400,000)	$(572,707)	$(1,411,400)	$838,693
6-Month EURIBOR (Pay Semiannually; Receive Annually)	1.0%	12/20/27	LCH	EUR	2,310,000	11,939	41,443	(29,504)
3-Month CDOR (Pay Semiannually; Receive Semiannually)	2.0%	12/20/27	LCH	CAD	(4,180,000)	(127,968)	(108,425)	(19,543)
6-Month ICE LIBOR (Pay Semiannually; Receive Semiannually)	(2.25)	12/20/27	LCH	JPY	436,080,000	19,773	11,214	8,559
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.5)%	12/20/27	LCH	USD	(4,100,000)	(70,649)	(108,330)	37,681
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(1.5)%	3/21/28	LCH	GBP	(8,500,000)	(21,965)	(316,531)	294,566
3-Month LIBOR (Pay Quarterly; Receive Semiannually)	2.38%	7/3/28	LCH	USD	7,830,000	2,459	—	2,459
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.34)%	8/6/28	LCH	USD	(4,170,000)	14,585	(4,189)	18,774
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(1.94)%	1/11/32	LCH	GBP	(2,160,000)	4,382	(17,525)	21,907
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(1.5)%	12/20/32	LCH	GBP	(1,260,000)	25,969	(32,848)	58,817
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(2.04)%	2/1/37	LCH	GBP	(2,100,000)	(24,934)	(27,274)	2,340
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(2.05)%	2/1/37	LCH	GBP	(2,900,000)	(37,613)	(40,527)	2,914
6-Month EURIBOR (Pay Semiannually; Receive Annually)	2.05%	2/3/37	LCH	EUR	5,600,000	(65,177)	23,598	(88,775)
6-Month LIBOR (Pay Semiannually; Receive Semiannually)	(1.75)%	3/17/37	LCH	GBP	8,240,000	163,765	8,715	155,050
3-Month LIBOR (Pay Quarterly; Receive Semiannually)	2.47%	11/15/43	CME	USD	11,310,000	178,218	212,124	(33,906)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.75)%	12/16/45	CME	USD	(6,700,000)	(319,357)	(71,352)	(248,005)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.5)%	6/15/46	CME	USD	4,000,000	26,279	(72,794)	99,073
3-Month CDOR (Pay Semiannually; Receive Semiannually)	(1.75)%	12/16/46	CME	CAD	5,800,000	850,153	692,849	157,304
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.25)%	12/21/46	CME	USD	600,000	37,388	57,623	(20,235)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(2.56)%	7/3/48	LCH	USD	3,230,000	2,455	—	2,455

						$1,263,220	$499,368	$763,852

Total Swap agreements outstanding at September 30, 2017						$1,756,708	$789,036	$967,672

92	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$9,139,004	$—	$9,139,004	$—
Asset-Backed Securities	83,779,515	—	82,919,539	859,976
Certificates of Deposit	300,062	—	300,062	—
Corporate Bonds	228,559,364	—	226,760,150	1,799,214
Foreign Bonds:
Argentina	3,169,356	—	3,169,356	—
Australia	4,014,964	—	4,014,964	—
Belgium	203,636	—	203,636	—
Bermuda	357,943	—	357,943	—
Brazil	7,015,620	—	7,015,620	—
Canada	4,104,656	—	4,104,656	—
Chile	924,343	—	924,343	—
China	1,322,892	—	1,322,892	—
Colombia	1,244,340	—	1,244,340	—
Denmark	449,350	—	449,350	—
Dominican Republic	270,421	—	270,421	—
Ecuador	422,500	—	422,500	—
Finland	267,094	—	267,094	—
France	3,878,301	—	3,878,301	—
Germany	12,763,397	—	12,763,397	—
India	537,752	—	537,752	—
Indonesia	2,408,806	—	2,408,806	—
Ireland	4,696,342	—	4,696,342	—
Israel	2,261,179	—	2,261,179	—
Italy	2,812,815	—	2,812,815	—
Jamaica	295,125	—	295,125	—
Japan	40,078,995	—	40,078,995	—
Jersey	241,622	—	241,622	—
Jordan	1,228,245	—	1,228,245	—
Kuwait	1,534,740	—	1,534,740	—
Luxembourg	141,913	—	141,913	—
Mexico	8,252,618	—	8,252,618	—
Morocco & Antilles	454,184	—	454,184	—
Netherlands	11,291,301	—	11,291,301	—
Peru	417,450	—	417,450	—
Poland	1,055,783	—	1,055,783	—
Russia	3,279,435	—	3,279,435	—
Saudi Arabia	707,095	—	707,095	—
South Africa	628,948	—	628,948	—
South Korea	985,283	—	985,283	—
Spain	1,227,607	—	1,227,607	—
Supranational	5,590,436	—	5,590,436	—
Sweden	1,584,514	—	1,584,514	—

See Notes to Schedules of Investments.	93

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Switzerland	$8,450,447	$—	$8,450,447	$—
Turkey	1,304,703	—	1,304,703	—
United Arab Emirates	18,413	—	18,413	—
United Kingdom	18,909,912	—	18,909,912	—
Foreign Government Inflation-Linked Bond	18,410	—	18,410	—
Fully Funded Total Return Swap	262,701	—	262,701	—
Loan Agreements	9,877,189	—	9,877,189
Money Market Funds	114,488,944	114,488,944	—	—
Mortgage-Backed Securities	419,665,198	—	419,133,755	531,443
Municipal Bonds	10,241,949	—	10,241,949	—
Preferred Stocks	446,094	184,245	261,849	—
Purchased Options:
Call Options	230,980	230,980	—	—
Call Swaptions	56,240	—	56,240	—
Put Option	647	—	—	647
Put Swaptions	1,251,594	—	1,251,594	—
Repurchase Agreements	56,000,000	—	56,000,000	—
U.S. Treasury Obligations	342,892,617	—	342,892,617	—

Total Assets — Investments in Securities	$1,438,014,984	$114,904,169	$1,319,919,535	$3,191,280

Other Financial Instruments***
Futures Contracts	$1,690,362	$1,690,362	$—	$—
Swap Agreements	1,985,681	—	1,985,681	—
Forward Foreign Currency Contracts	1,221,024	—	1,221,024	—

Total Assets — Other Financial Instruments	$4,897,067	$1,690,362	$3,206,705	$—

94	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
TBA Sale Commitments	$(8,269,982)	$—	$(8,269,982)	$—
Written Options:
Call Options	(240,675)	(138,748)	(101,927)	—
Call Swaptions	(115,734)	—	(115,734)	—
Put Options	(261,874)	—	(261,864)	(10)
Put Swaptions	(1,350,519)	—	(1,350,519)	—

Total Liabilities — Investments in Securities	$(10,238,784)	$(138,748)	$(10,100,026)	$(10)

Other Financial Instruments***
Futures Contracts	$(3,456,258)	$(3,456,258)	$—	$—
Swap Agreements	(1,258,617)	—	(1,258,617)	—
Forward Foreign Currency Contracts	(1,120,642)	—	(1,120,642)	—

Total Liabilities — Other Financial Instruments	$(5,835,517)	$(3,456,258)	$(2,379,259)	$—

***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forward Foreign Currency Contracts outstanding” and ’Swap agreements outstanding” disclosures.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the period ended September 30, 2017.

The unobservable inputs used in the fair value measurement of the reporting entity’s asset-backed securities, corporate bonds, foreign bonds, foreign government inflation-linked note, mortgage-backed securities, municipal bonds, purchased options and written options are values based on evaluated quotations received from dealers who make markets in such securities. Significant increases (decreases) in those evaluated quotations would result in a significantly higher (lower) fair value measurement.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Value	Asset-Backed Securities	Corporate Bonds	Foreign Bonds	Foreign Government Inflation- Linked Note	Mortgage Backed Securities	Municipal Bonds	Purchased Options	Written Options
Balance, 12/31/16	$36,789,248	$16,446,524	$2,996,783	$1,451,051	$624,389	$13,243,312	$2,027,189	$—	$—
Accrued discounts/premiums	170,720	9,603	(5,204)	(792)	123,222	45,996	(2,105)	—	—
Realized gain (loss)	(157,495)	15,792	(2,683)	(613)	(150,367)	(21,777)	2,153	—	—
Change in unrealized appreciation (depreciation)	590,511	152,919	135,523	(1,754)	119,088	187,555	3,844	(52,093)	45,429
Purchases	1,250,000	—	—	—	—	1,250,000	—	—	—
Sales	(8,332,510)	(3,301,541)	(4,406)	—	(697,922)	(4,328,641)	—	—	—
Transfers in to Level 3(1)	18,749	—	11,448	—	—	—	—	52,740	(45,439)
Transfers out of Level 3(2)	(24,780,842)	(11,135,567)	(1,311,870)	(1,337,343)	(18,410)	(9,273,104)	(1,704,548)	—	—
Maturities	(11,208)	—	(11,208)	—	—	—	—	—	—
Paydowns	(2,345,903)	(1,327,754)	(9,169)	(110,549)	—	(571,898)	(326,533)	—	—

Balance, 09/30/17	$3,191,270	$859,976	$1,799,214	$—	$—	$531,443	$—	$647	$(10)

(1)

Transfers in to Level 3 represent the value of securities at September 30, 2017 that were transferred from Level 2 to Level 3 of the fair value hierarchy as a result of the inability of the Fund to obtain a price using an objective method such as a pricing vendor.

(2)

Transfers out of Level 3 represent the value of securities at September 30, 2017 that were transferred from Level 3 to Level 2 of the fair value hierarchy as a result of the ability of the Fund to obtain a price using an objective method such as a pricing vendor.

See Notes to Schedules of Investments.	95

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Par	Value
CORPORATE BONDS — 41.3%
21st Century Fox America, Inc.
4.75%, 09/15/44	$815,000	$872,733
Abbott Laboratories
4.90%, 11/30/46	1,005,000	1,127,049
AbbVie, Inc.
4.70%, 05/14/45	1,154,000	1,263,005
AES Corporation
4.88%, 05/15/23	145,000	150,075
Aflac, Inc.
6.45%, 08/15/40	328,000	429,456
Ally Financial, Inc.
8.00%, 11/01/31	177,000	229,197
AltaWind Holdings LLC
7.00%, 06/30/35 144A	401,371	453,069
Amazon.com, Inc.
3.88%, 08/22/37 144A	1,250,000	1,276,442
American Airlines Class B Pass-Through Trust Series 2016-1B
5.25%, 01/15/24	644,420	688,053
American Airlines Class B Pass-Through Trust Series 2017-1B
4.95%, 02/15/25	135,000	141,413
American International Group, Inc.
4.38%, 01/15/55	1,073,000	1,043,282
Andarko Holding Co.
7.15%, 05/15/28	250,000	293,666
Antero Resources Corporation
5.38%, 11/01/21	125,000	128,750
5.13%, 12/01/22Δ	35,000	35,963
Anthem, Inc.
6.38%, 06/15/37	1,208,000	1,578,971
Apple, Inc.
4.38%, 05/13/45	676,000	736,386
3.85%, 08/04/46	367,000	371,942
4.25%, 02/09/47	242,000	260,962
AT&T, Inc.
4.50%, 05/15/35	529,000	523,852
4.30%, 12/15/42	1,242,000	1,161,920
4.75%, 05/15/46	2,704,000	2,610,410
5.15%, 02/14/50	1,750,000	1,765,429
Bank of America Corporation
3.50%, 04/19/26	964,000	981,879
6.11%, 01/29/37	900,000	1,128,752
Bank of America NA
6.00%, 10/15/36	2,900,000	3,704,092
Bruce Mansfield Unit 1 2007 Pass-Through Trust
6.85%, 06/01/34	850,300	373,069
Burlington Northern Santa Fe LLC
4.15%, 04/01/45	879,000	934,921
California Institute of Technology
4.70%, 11/01/11l	2,010,000	2,130,895
CB Escrow Corporation
8.00%, 10/15/25 144A	170,000	171,700
CenturyLink, Inc.
6.88%, 01/15/28	65,000	63,127
7.65%, 03/15/42	295,000	258,863
Chesapeake Energy Corporation
6.63%, 08/15/20	25,000	25,875
6.88%, 11/15/20	15,000	15,525
4.88%, 04/15/22Δ	70,000	65,450
5.75%, 03/15/23	20,000	18,550
Citigroup, Inc.
8.13%, 07/15/39	858,000	1,361,374
(Variable, ICE LIBOR USD 3M + 1.84%), 4.28%, 04/24/48†	533,000	563,483
Community Health Systems, Inc.
5.13%, 08/01/21	10,000	9,900
Continental Airlines Class B Pass Through Trust Series 1999-2
7.57%, 03/15/20	45	48
Continental Resources, Inc.
4.50%, 04/15/23Δ	40,000	40,200
3.80%, 06/01/24Δ	125,000	121,250
Cox Communications, Inc.
4.60%, 08/15/47 144A	255,000	253,907
Cummins, Inc.
5.65%, 03/01/98	1,620,000	1,829,560
CVS Health Corporation
5.13%, 07/20/45	240,000	277,089
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	1,139,389
DCP Midstream Operating LP
6.45%, 11/03/36 144A	490,000	516,950
Diamond 1 Finance Corporation
6.02%, 06/15/26 144A	140,000	155,738
8.10%, 07/15/36 144A	180,000	225,859
8.35%, 07/15/46 144A	130,000	167,491
Dillard’s, Inc.
7.00%, 12/01/28	500,000	556,483
Discovery Communications LLC
5.00%, 09/20/37	1,170,000	1,191,734
Dow Chemical Co.
9.40%, 05/15/39	570,000	948,071
Dynegy, Inc.
8.13%, 01/30/26 144A	80,000	82,500
Enbridge Energy Partners LP
7.38%, 10/15/45	750,000	969,425
Energy Transfer LP
5.15%, 03/15/45	1,000,000	980,466
Enterprise Products Operating LLC
5.10%, 02/15/45	595,000	665,520
4.95%, 10/15/54	515,000	548,007
Foot Locker, Inc.
8.50%, 01/15/22	910,000	1,066,975
Ford Motor Co.
6.63%, 10/01/28	680,000	812,990
6.38%, 02/01/29	1,255,000	1,472,695
Freeport-McMoRan, Inc.
3.55%, 03/01/22	30,000	29,616
5.45%, 03/15/43	160,000	150,300
FTS International, Inc.
6.25%, 05/01/22	65,000	59,800

96	See Notes to Schedules of Investments.

	Par	Value
General Electric Co.
5.88%, 01/14/38	$150,000	$196,672
General Motors Co.
5.20%, 04/01/45	1,085,000	1,096,252
General Motors Financial Co., Inc.
3.45%, 04/10/22	130,000	132,269
5.25%, 03/01/26	250,000	271,843
Global Marine, Inc.
7.00%, 06/01/28	20,000	20,300
Goldman Sachs Group, Inc.
3.50%, 11/16/26	2,755,000	2,765,375
6.75%, 10/01/37	500,000	660,851
HCA, Inc.
7.05%, 12/01/27	500,000	566,250
Hewlett Packard Enterprise Co.
6.35%, 10/15/45	135,000	143,565
International Paper & Co.
8.70%, 06/15/38	950,000	1,422,613
Jefferies Group LLC
6.45%, 06/08/27	50,000	58,001
6.25%, 01/15/36	185,000	205,880
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	385,000	282,240
5.60%, 07/15/41	2,547,000	3,164,260
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 02/22/48†	335,000	352,444
KB Home
1.38%, 02/01/19 CONV	95,000	100,166
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	280,000	303,709
Kindred Healthcare, Inc.
8.75%, 01/15/23Δ	10,000	9,374
Kraft Heinz Foods Co.
6.88%, 01/26/39	267,000	344,084
6.50%, 02/09/40	1,000,000	1,256,468
5.20%, 07/15/45	655,000	720,214
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,743,964
Lockheed Martin Corporation
4.70%, 05/15/46	1,238,000	1,390,398
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37	240,000	246,737
Marathon Petroleum Corporation
5.00%, 09/15/54	598,000	580,421
Masco Corporation
7.75%, 08/01/29	129,000	170,221
6.50%, 08/15/32	15,000	17,932
McDonald’s Corporation
4.88%, 12/09/45	828,000	935,789
Medtronic, Inc.
4.63%, 03/15/45	1,852,000	2,111,700
MetLife, Inc.
6.40%, 12/15/36	310,000	358,050
5.88%, 02/06/41	500,000	643,756
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	85,000	148,750
Microsoft Corporation
4.45%, 11/03/45	595,000	671,765
3.70%, 08/08/46	594,000	600,594
4.50%, 02/06/57	1,385,000	1,571,858
Monsanto Co.
4.70%, 07/15/64	537,000	545,623
Morgan Stanley
4.75%, 11/16/18(A)	295,000	237,058
3.13%, 08/05/21(C)	235,000	191,921
4.30%, 01/27/45	1,092,000	1,147,513
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	128,429
Navient Corporation
5.88%, 10/25/24	30,000	30,600
5.63%, 08/01/33	1,460,000	1,267,718
New Albertsons, Inc.
6.63%, 06/01/28	35,000	27,125
7.45%, 08/01/29	60,000	46,800
8.70%, 05/01/30	200,000	166,000
8.00%, 05/01/31	375,000	301,875
Newell Brands, Inc.
5.38%, 04/01/36	317,000	370,290
NGL Energy Partners LP
6.88%, 10/15/21	15,000	15,075
7.50%, 11/01/23	95,000	95,000
6.13%, 03/01/25Δ	215,000	201,025
Noble Energy, Inc.
5.05%, 11/15/44	1,016,000	1,052,511
Old Republic International Corporation
4.88%, 10/01/24	230,000	247,546
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	85,000	101,841
ONEOK Partners LP
6.20%, 09/15/43	5,000	5,718
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,405,174
Priceline Group, Inc.
0.90%, 09/15/21 CONVΔ	110,000	126,500
Prudential Financial, Inc.
6.63%, 06/21/40	1,236,000	1,666,565
PulteGroup, Inc.
6.38%, 05/15/33	1,000,000	1,090,000
Quicken Loans, Inc.
5.75%, 05/01/25 144A	125,000	131,875
Qwest Corporation
7.25%, 09/15/25	490,000	543,018
6.88%, 09/15/33	1,918,000	1,881,761
Rockwell Collins, Inc.
4.35%, 04/15/47	823,000	856,036
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	22,000	25,465
Sempra Energy
6.00%, 10/15/39	991,000	1,256,982
Sherwin-Williams Co.
4.50%, 06/01/47	785,000	827,230
SM Energy Co.
5.00%, 01/15/24	15,000	14,213
Southern Co.
4.40%, 07/01/46	1,723,000	1,792,142

See Notes to Schedules of Investments.	97

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Sprint Capital Corporation
6.88%, 11/15/28	$1,025,000	$1,150,562
8.75%, 03/15/32	20,000	25,625
Sprint Communications, Inc.
6.00%, 11/15/22	40,000	42,921
Sprint Corporation
7.13%, 06/15/24	15,000	16,913
Textron, Inc.
6.63%, 04/07/20(U)	160,000	237,764
THC Escrow Corporation III
5.13%, 05/01/25 144A	240,000	237,300
Time Warner Cable LLC
5.50%, 09/01/41	25,000	26,045
4.50%, 09/15/42	45,000	42,805
Toro Co.
6.63%, 05/01/37	300,000	344,884
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	455,000	588,670
Transocean, Inc.
5.80%, 10/15/22Δ	205,000	202,438
6.80%, 03/15/38Δ	20,000	16,400
Tyson Foods, Inc.
4.55%, 06/02/47	405,000	435,203
United Airlines Class A Pass-Through Trust Series 2014-1
4.00%, 04/11/26	102,090	108,286
United Rentals North America, Inc.
4.88%, 01/15/28	30,000	30,225
United States Steel Corporation
6.65%, 06/01/37Δ	95,000	91,675
Unum Group
5.75%, 08/15/42	1,747,000	2,087,241
US Airways Class A Pass-Through Trust Series 2012-1
5.90%, 10/01/24	345,257	391,004
Verizon Communications, Inc.
4.27%, 01/15/36	1,700,000	1,675,343
5.25%, 03/16/37	999,000	1,098,971
5.01%, 08/21/54	491,000	495,350
4.67%, 03/15/55	580,000	554,891
Visa, Inc.
4.30%, 12/14/45	1,798,000	1,994,752
Wells Fargo & Co.
3.90%, 05/01/45	849,000	851,948
WestRock MWV LLC
7.55%, 03/01/47	515,000	715,777
Weyerhaeuser Co. REIT
6.88%, 12/15/33	580,000	753,804

Total Corporate Bonds (Cost $89,690,139)		101,489,734

FOREIGN BONDS — 12.7%
Australia — 1.1%
Barrick PD Australia Finance Proprietary, Ltd.
5.95%, 10/15/39	1,650,000	2,022,985
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	730,000	580,800
3.50%, 03/20/19(A)	60,000	48,112

		2,651,897

Brazil — 0.3%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	871,143

Canada — 4.4%
Bombardier, Inc.
6.00%, 10/15/22 144A	515,000	500,838
Canadian Government Bond Residual STRIP
3.47%, 06/01/25(C)Ω	3,685,000	2,541,151
Enbridge, Inc.
5.50%, 12/01/46Δ	549,000	633,066
Glencore Finance Canada, Ltd.
6.00%, 11/15/41 144A	403,000	472,169
MEG Energy Corporation
7.00%, 03/31/24 144A	275,000	237,188
Province of Ontario Generic Residual STRIP
2.98%, 03/08/29(C)Ω	4,600,000	2,592,018
Province of Saskatchewan Residual STRIP
3.49%, 02/04/22(C)Ω	3,000,000	2,174,462
TransCanada PipeLines, Ltd.
6.20%, 10/15/37	1,300,000	1,653,999

		10,804,891

Ireland — 0.1%
Johnson Controls International PLC
4.50%, 02/15/47	160,000	170,502

Italy — 0.3%
Telecom Italia Capital SA
6.00%, 09/30/34	785,000	872,331

Luxembourg — 0.6%
ArcelorMittal
7.50%, 10/15/39	215,000	259,075
7.25%, 03/01/41	975,000	1,159,031

		1,418,106

Mexico — 1.4%
America Movil SAB de CV
6.45%, 12/05/22(M)	2,600,000	137,237
8.46%, 12/18/36(M)	12,000,000	618,604
Mexican Bonos
8.00%, 12/07/23(M)	21,300,000	1,245,857
10.00%, 12/05/24(M)	3,500,000	227,769
7.50%, 06/03/27(M)	3,500,000	200,763
8.50%, 05/31/29(M)	500,000	30,859
7.75%, 05/29/31(M)	1,000,000	58,256

98	See Notes to Schedules of Investments.

	Par	Value
Petroleos Mexicanos
5.63%, 01/23/46	$1,017,000	$949,624

		3,468,969

Netherlands — 2.0%
Cooperatieve Rabobank UA
3.75%, 07/21/26	493,000	501,104
5.25%, 05/24/41	632,000	775,299
Embraer Netherlands Finance BV
5.40%, 02/01/27	80,000	86,740
Enel Finance International NV
6.00%, 10/07/39 144A	500,000	618,346
Petrobras Global Finance BV
5.63%, 05/20/43	120,000	107,550
Shell International Finance BV
4.00%, 05/10/46	1,300,000	1,318,170
Siemens Financieringsmaatschappij NV
4.20%, 03/16/47 144A	1,401,000	1,517,582

		4,924,791

New Zealand — 0.3%
New Zealand Government Bond
5.00%, 03/15/19(Z)	945,000	712,822

Norway — 0.0%
Norway Government Bond
4.50%, 05/22/19 144A(K)	265,000	35,412
3.75%, 05/25/21 144A(K)	196,000	27,118

		62,530

Saudi Arabia — 0.2%
Saudi Government International Bond
4.50%, 10/26/46 144AΔ	520,000	519,903

Spain — 0.5%
Telefonica Emisiones SA Unipersonal
7.05%, 06/20/36	900,000	1,195,587

Supranational — 0.9%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,115,000	2,267,713

United Kingdom — 0.6%
Ensco PLC
5.75%, 10/01/44	212,000	153,170
Lloyds Banking Group PLC
5.30%, 12/01/45Δ	1,056,000	1,240,877

		1,394,047

Total Foreign Bonds (Cost $30,112,967)		31,335,232

MUNICIPAL BONDS — 1.3%
New Jersey Transportation Trust Fund Authority, Revenue Bonds
6.56%, 01/15/28	235,000	300,301
State of Illinois, General Obligation
5.10%, 06/01/33	965,000	977,757
University of California, Revenue Bond, Series AD
4.86%, 05/15/12f	1,768,000	1,918,492

Total Municipal Bonds (Cost $2,980,684)		3,196,550

U.S. TREASURY OBLIGATIONS — 41.2%
U.S. Treasury Bill
1.00%, 11/30/17Ω (Cost $1,402,611)	1,405,000	1,402,734

U.S. Treasury Bonds
4.63%, 02/15/40	11,946,000	15,726,724
4.38%, 05/15/40Δ	24,674,200	31,462,985
2.75%, 11/15/42	200,000	197,469
2.88%, 05/15/43	1,691,000	1,704,938
3.13%, 08/15/44	2,605,000	2,748,886
2.50%, 02/15/46	4,512,800	4,197,874
2.50%, 05/15/46	5,000,000	4,646,293
2.88%, 11/15/46Δ	3,822,000	3,836,407
3.00%, 02/15/47	3,071,000	3,159,652
3.00%, 05/15/47	7,220,700	7,431,537
2.75%, 08/15/47	16,251,000	15,900,905

		91,013,670

U.S. Treasury Notes
2.25%, 02/15/27Δ	8,657,000	8,606,105
2.38%, 05/15/27	198,500	199,357

		8,805,462

Total U.S. Treasury Obligations (Cost $103,657,098)		101,221,866

	Shares
PREFERRED STOCKS — 0.2%
Arconic, Inc.
5.38%, 10/01/17 CONV	1,660	64,574
Chesapeake Energy Corporation
5.00%, 12/31/49 CONVΔ	620	35,882
5.75%, 12/31/49 CONV 144A	80	45,750
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONV	5,350	262,150

Total Preferred Stocks (Cost $435,264)		408,356

MONEY MARKET FUNDS — 3.5%
GuideStone Money Market Fund (Investor Class)¥	7,665,713	7,665,714
Northern Institutional Liquid Assets Portfolio§	898,737	898,737

Total Money Market Funds (Cost $8,564,451)		8,564,451

TOTAL INVESTMENTS — 100.2% (Cost $235,440,603)		246,216,189
Liabilities in Excess of Other Assets — (0.2)%		(426,035)

NET ASSETS — 100.0%		$245,790,154

See Notes to Schedules of Investments.	99

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Corporate Bonds	$101,489,734	$—	$101,489,734	$—
Foreign Bonds	31,335,232	—	31,335,232	—
Money Market Funds	8,564,451	8,564,451	—	—
Municipal Bonds	3,196,550	—	3,196,550	—
Preferred Stocks	408,356	326,724	81,632	—
U.S. Treasury Obligations	101,221,866	—	101,221,866	—

Total Assets — Investments in Securities	$246,216,189	$8,891,175	$237,325,014	$—

Management has determined that the amount of transfers between Level 1 and Level 2 as well as the amount of Level 3 securities compared to total net assets are not material; therefore, the amount of transfers between Level 1 and Level 2 and the reconciliation of Level 3 securities and assumptions are not shown for the period ended September 30, 2017.

100	See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 3.3%
Federal Home Loan Bank Discount Notes
1.07%, 01/19/18Ω	$5,955,000	$5,935,709
Federal National Mortgage Association Discount Note
1.04%, 10/30/17Ω	4,375,000	4,371,666
1.04%, 11/08/17Ω	6,000,000	5,993,895

Total Agency Obligations (Cost $16,300,461)		16,301,270

ASSET-BACKED SECURITIES — 0.6%
Hertz Vehicle Financing II LP Series 2017-1A B
3.56%, 10/25/21 144A	610,000	607,043
Washington Mutual Mortgage Pass-Through Certificates Series 2007-HE4 1A
(Floating, ICE LIBOR USD 1M + 0.17%), 1.41%, 07/25/47†	3,215,319	2,405,322

Total Asset-Backed Securities (Cost $2,596,828)		3,012,365

CORPORATE BONDS — 34.5%
Abbott Laboratories
3.75%, 11/30/26	700,000	719,629
Activision Blizzard, Inc.
6.13%, 09/15/23 144A	60,000	64,365
AES Corporation
4.88%, 05/15/23	1,350,000	1,397,250
Ally Financial, Inc.
8.00%, 12/31/18	104,000	111,410
3.50%, 01/27/19	1,000,000	1,017,500
8.00%, 03/15/20	161,000	181,631
5.13%, 09/30/24Δ	920,000	998,660
8.00%, 11/01/31	345,000	446,741
American Airlines Class B Pass-Through Trust Series 2016-1B
5.25%, 01/15/24	1,635,493	1,746,232
American Airlines Group, Inc.
5.50%, 10/01/19 144A	1,825,000	1,920,812
American Axle & Manufacturing, Inc.
6.63%, 10/15/22Δ	150,000	155,156
Anadarko Petroleum Corporation
3.45%, 07/15/24Δ	135,000	134,177
4.50%, 07/15/44	215,000	205,403
Antero Resources Corporation
5.38%, 11/01/21	365,000	375,950
5.13%, 12/01/22Δ	475,000	488,063
5.63%, 06/01/23Δ	155,000	162,363
Anthem, Inc.
6.38%, 06/15/37	221,000	288,868
Apple, Inc.
1.55%, 02/07/20	165,000	164,242
Ashtead Capital, Inc.
5.63%, 10/01/24 144A	330,000	356,400
Atrium Windows & Doors, Inc.
7.75%, 05/01/19 144A	425,000	431,375
Avon Products, Inc.
8.95%, 03/15/43	115,000	97,175
Bank of America Corporation
5.49%, 03/15/19	100,000	104,526
(Variable, ICE LIBOR USD 3M + 4.17%), 6.50%, 10/23/24†	490,000	554,619
4.25%, 10/22/26	100,000	104,736
6.05%, 06/01/34	700,000	838,174
6.11%, 01/29/37	1,300,000	1,630,420
Barrick North America Finance LLC
5.75%, 05/01/43	1,970,000	2,397,294
Beazer Homes USA, Inc.
7.25%, 02/01/23	50,000	52,250
Berry Pete Corporation (Escrow)
6.38%, 09/15/22#Δ†††	60,000	—
Best Buy Co., Inc.
5.00%, 08/01/18Δ	3,455,000	3,543,427
Blue Cube Spinco, Inc.
10.00%, 10/15/25	1,525,000	1,870,031
Blue Racer Midstream LLC
6.13%, 11/15/22 144A	200,000	208,500
Braskem America Finance Co.
7.13%, 07/22/41Δ	900,000	1,026,000
CalAmp Corporation
1.63%, 05/15/20 CONV	65,000	69,631
CalAtlantic Group, Inc.
0.25%, 06/01/19 CONV	140,000	134,750
California Resources Corporatoon
8.00%, 12/15/22 144AΔ	1,390,000	908,712
Calpine Corporation
5.88%, 01/15/24 144A	274,000	284,631
Care Capital Properties LP REIT
5.13%, 08/15/26	220,000	226,064
Carrizo Oil & Gas, Inc.
6.25%, 04/15/23Δ	320,000	326,400
CB Escrow Corporation
8.00%, 10/15/25 144A	405,000	409,050
CBC Ammo LLC
7.25%, 11/15/21 144A	350,000	355,250
CCO Holdings LLC
5.38%, 05/01/25 144A	130,000	135,053
Celgene Corporation
5.00%, 08/15/45	310,000	351,824
Centene Corporation
4.75%, 05/15/22	550,000	576,812
6.13%, 02/15/24	200,000	216,750
4.75%, 01/15/25	260,000	270,400
CenturyLink, Inc.
5.63%, 04/01/20	295,000	308,924
5.63%, 04/01/25Δ	90,000	86,513
7.60%, 09/15/39	810,000	720,900
7.65%, 03/15/42	260,000	228,150
Charter Communications Operating LLC
6.48%, 10/23/45	300,000	353,330

See Notes to Schedules of Investments.	101

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Chemours Co.
6.63%, 05/15/23	$70,000	$74,813
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	145,000	150,075
6.88%, 11/15/20	5,000	5,175
6.13%, 02/15/21Δ	665,000	673,312
5.38%, 06/15/21	80,000	76,600
4.88%, 04/15/22Δ	2,570,000	2,402,950
5.75%, 03/15/23	870,000	806,925
5.50%, 09/15/26 CONV 144A	40,000	36,900
Cincinnati Bell, Inc.
7.00%, 07/15/24 144AΔ	355,000	348,788
CIT Group, Inc.
5.00%, 08/15/22	412,000	446,896
5.00%, 08/01/23	670,000	723,600
Citigroup, Inc.
5.13%, 11/12/19	640,000	481,832
3.50%, 05/15/23	1,305,000	1,331,148
(Variable, ICE LIBOR USD 3M + 3.47%), 5.35%, 05/15/23†	360,000	374,238
(Variable, ICE LIBOR USD 3M + 3.42%), 6.30%, 05/15/24†	1,330,000	1,444,712
(Variable, ICE LIBOR USD 3M + 3.91%), 5.95%, 05/15/25†	250,000	270,625
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/20	345,000	341,981
Cleaver-Brooks, Inc.
8.75%, 12/15/19 144A	110,000	113,025
CME Group, Inc.
5.30%, 09/15/43	860,000	1,085,030
Comcast Corporation
5.15%, 03/01/20	170,000	183,108
3.15%, 03/01/26	1,010,000	1,010,551
Community Health Systems, Inc.
5.13%, 08/01/21Δ	30,000	29,700
ConocoPhillips
6.50%, 02/01/39	20,000	26,753
Consolidated Communications, Inc.
6.50%, 10/01/22	55,000	53,144
Continental Airlines Class A Pass Through Trust Series 2007-1
5.98%, 04/19/22	401,471	443,123
Continental Resources, Inc.
5.00%, 09/15/22	95,000	96,900
4.50%, 04/15/23Δ	525,000	527,625
3.80%, 06/01/24Δ	315,000	305,550
4.90%, 06/01/44	370,000	337,625
Crestwood Midstream Partners LP
6.25%, 04/01/23	120,000	124,350
Cummins, Inc.
5.65%, 03/01/98	860,000	971,248
D.R. Horton, Inc.
4.38%, 09/15/22	1,405,000	1,500,385
Dae Funding LLC
4.50%, 08/01/22 144A	365,000	374,992
5.00%, 08/01/24 144A	350,000	359,625
DaVita, Inc.
5.00%, 05/01/25	90,000	89,014
Delta Air Lines Class B Pass Through Trust Series 2007-1
8.02%, 08/10/22	42,528	48,694
Diamond 1 Finance Corporation
4.42%, 06/15/21 144A	970,000	1,019,269
5.88%, 06/15/21 144A	500,000	523,960
7.13%, 06/15/24 144AΔ	290,000	320,528
6.02%, 06/15/26 144A	260,000	289,228
8.10%, 07/15/36 144A	440,000	552,101
8.35%, 07/15/46 144A	240,000	309,214
Dillard’s, Inc.
7.75%, 07/15/26	890,000	1,034,347
DISH DBS Corporation
5.88%, 07/15/22	600,000	639,000
5.00%, 03/15/23	410,000	419,994
5.88%, 11/15/24	1,370,000	1,441,069
7.75%, 07/01/26	290,000	333,694
DJO Finco, Inc.
8.13%, 06/15/21 144AΔ	830,000	798,875
Dollar Tree, Inc.
5.75%, 03/01/23	920,000	975,200
DPL, Inc.
6.75%, 10/01/19	125,000	131,250
Dynegy, Inc.
8.13%, 01/30/26 144A	260,000	268,125
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	90,000	108,879
8.38%, 06/15/32	75,000	96,961
Embarq Corporation
8.00%, 06/01/36	995,000	1,014,900
Enbridge Energy Partners LP
7.38%, 10/15/45	435,000	562,266
EnLink Midstream Partners LP
4.15%, 06/01/25	460,000	464,447
Enterprise Products Operating LLC
(Variable, ICE LIBOR USD 3M + 3.71%), 5.02%, 08/01/66†	60,000	60,105
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,405,045
Extraction Oil & Gas Holdings LLC
7.88%, 07/15/21 144A	400,000	424,000
First Data Corporation
7.00%, 12/01/23 144A	260,000	278,278
FirstEnergy Corporation
7.38%, 11/15/31	185,000	246,699
Ford Motor Co.
6.63%, 10/01/28	850,000	1,016,237
4.75%, 01/15/43	510,000	501,836
Ford Motor Credit Co. LLC
4.39%, 01/08/26	3,085,000	3,214,388
Freeport-McMoRan, Inc.
3.55%, 03/01/22	380,000	375,132
5.40%, 11/14/34	115,000	110,400
5.45%, 03/15/43	1,800,000	1,690,875

102	See Notes to Schedules of Investments.

	Par	Value
Fresenius Medical Care US Finance II, Inc.
5.88%, 01/31/22 144A	$750,000	$843,491
Frontier Communications Corporation
11.00%, 09/15/25	295,000	251,488
7.88%, 01/15/27	405,000	293,625
FTS International, Inc.
6.25%, 05/01/22	160,000	147,200
GameStop Corporation
5.50%, 10/01/19 144A	295,000	302,744
Gates Global LLC
6.00%, 07/15/22 144AΔ	195,000	201,338
General Electric Co.
3.15%, 09/07/22	95,000	98,736
6.75%, 03/15/32	30,000	41,608
6.88%, 01/10/39	161,000	236,180
General Motors Co.
5.20%, 04/01/45	210,000	212,178
General Motors Financial Co., Inc.
3.45%, 04/10/22	300,000	305,236
5.25%, 03/01/26Δ	625,000	679,607
Genesis Energy LP
5.63%, 06/15/24	130,000	126,750
GEO Group, Inc. REIT
5.88%, 10/15/24	100,000	104,750
Georgia-Pacific LLC
8.88%, 05/15/31	605,000	932,191
Gilead Sciences, Inc.
4.00%, 09/01/36	100,000	103,209
Global Marine, Inc.
7.00%, 06/01/28	45,000	45,675
Goldman Sachs Capital II
(Variable, ICE LIBOR USD 3M + 0.77%), 4.00%, 11/10/17†	58,000	52,200
Goldman Sachs Group, Inc.
2.90%, 07/19/18	130,000	131,213
6.75%, 10/01/37	355,000	469,204
Goodyear Tire & Rubber Co.
5.13%, 11/15/23Δ	1,030,000	1,080,212
7.00%, 03/15/28	690,000	774,525
Guitar Center, Inc.
6.50%, 04/15/19 144AΔ	310,000	282,875
Hanesbrands, Inc.
4.63%, 05/15/24 144A	160,000	167,400
4.88%, 05/15/26 144A	150,000	156,563
Harris Corporation
5.05%, 04/27/45	30,000	34,493
HCA, Inc.
7.50%, 02/15/22	40,000	45,988
5.88%, 05/01/23	80,000	87,200
8.36%, 04/15/24	90,000	108,450
5.38%, 02/01/25	620,000	654,875
7.69%, 06/15/25	275,000	321,063
7.58%, 09/15/25	715,000	829,400
5.25%, 06/15/26	500,000	540,000
4.50%, 02/15/27	450,000	461,250
7.05%, 12/01/27	20,000	22,650
7.50%, 11/06/33	205,000	233,700
7.75%, 07/15/36	120,000	137,100
Hercules LLC
6.50%, 06/30/29	250,000	251,563
Iconix Brand Group, Inc.
1.50%, 03/15/18 CONVΔ	225,000	223,875
International Business Machines Corporation
1.63%, 05/15/20	720,000	717,159
International Lease Finance Corporation
3.88%, 04/15/18Δ	10,000	10,112
6.25%, 05/15/19	75,000	79,747
4.63%, 04/15/21	300,000	319,317
INVISTA Finance LLC
4.25%, 10/15/19 144A	915,000	947,025
iStar, Inc. REIT
7.13%, 02/15/18	150,000	152,914
4.88%, 07/01/18	95,000	96,221
J.C. Penney Corporation, Inc.
6.38%, 10/15/36Δ	480,000	342,000
7.63%, 03/01/97Δ	815,000	568,462
Jefferies Finance LLC
7.50%, 04/15/21 144A	275,000	286,000
6.88%, 04/15/22 144A	200,000	202,000
Jefferies Group LLC
5.13%, 04/13/18	55,000	55,973
6.88%, 04/15/21	270,000	305,361
5.13%, 01/20/23	305,000	333,534
6.45%, 06/08/27	35,000	40,601
3.88%, 11/01/29 CONV	55,000	55,275
6.25%, 01/15/36	1,135,000	1,263,099
6.50%, 01/20/43	510,000	584,590
JPMorgan Chase & Co.
4.25%, 11/02/18(Z)	360,000	263,913
(Variable, ICE LIBOR USD 3M + 3.33%), 6.13%, 04/30/24†Δ	260,000	286,650
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21	795,000	719,475
KB Home
1.38%, 02/01/19 CONV	440,000	463,925
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	85,018
6.95%, 01/15/38	90,000	109,485
Kinder Morgan, Inc.
7.75%, 01/15/32	80,000	103,039
Kindred Healthcare, Inc.
8.75%, 01/15/23Δ	35,000	32,809
Kraft Heinz Foods Co.
4.88%, 02/15/25 144A	196,000	209,595
5.20%, 07/15/45	40,000	43,983
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 144A	440,000	460,900
4.88%, 11/01/26 144A	310,000	326,275
Lennar Corporation
4.75%, 11/15/22	315,000	334,294

See Notes to Schedules of Investments.	103

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Lockheed Martin Corporation
3.80%, 03/01/45	$1,090,000	$1,067,992
Magnum Hunter Resources Corporation (Escrow)
0.00%, 12/31/20†††	470,000	—
Masco Corporation
7.75%, 08/01/29	117,000	154,386
6.50%, 08/15/32	47,000	56,188
MBIA Insurance Corporation
12.56%, 01/15/33 144A	435,000	210,975
Meccanica Holdings USA, Inc.
6.25%, 01/15/40 144AΔ	335,000	380,225
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	280,000	490,000
Micron Technology, Inc.
5.25%, 08/01/23 144A	330,000	345,840
5.25%, 01/15/24 144A	190,000	200,925
5.50%, 02/01/25Δ	228,000	244,245
Midas Intermediate Holdco II LLC
7.88%, 10/01/22 144A	1,015,000	1,032,762
Miran Mid-Atlantic Pass Through Trust Series C
10.06%, 12/30/28	769,692	735,056
Morgan Stanley
4.75%, 11/16/18(A)	275,000	220,986
5.75%, 01/25/21	205,000	226,457
3.13%, 08/05/21(C)	535,000	436,927
4.10%, 05/22/23	370,000	387,369
6.25%, 08/09/26	400,000	480,298
4.35%, 09/08/26	940,000	985,917
3.95%, 04/23/27	125,000	127,412
MPH Acquisition Holdings LLC
7.13%, 06/01/24 144A	350,000	377,125
MPLX LP
4.50%, 07/15/23	20,000	21,304
4.88%, 06/01/25	75,000	80,504
MPT Operating Partnership LP REIT
5.25%, 08/01/26	340,000	352,750
Murray Energy Corporation
11.25%, 04/15/21 144A	310,000	186,388
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	1,200,000	1,541,148
Navient Corporation
8.45%, 06/15/18	406,000	424,067
5.50%, 01/15/19	75,000	77,691
8.00%, 03/25/20	600,000	663,000
5.88%, 03/25/21	320,000	336,800
5.50%, 01/25/23	1,720,000	1,747,950
6.13%, 03/25/24	1,480,000	1,533,280
5.88%, 10/25/24	600,000	612,000
Navios Maritime Acquisition Corporation
8.13%, 11/15/21 144A	90,000	74,925
NCL Corporation, Ltd.
4.63%, 11/15/20 144A	600,000	615,750
New Albertsons, Inc.
7.75%, 06/15/26	410,000	338,250
6.63%, 06/01/28	60,000	46,500
7.45%, 08/01/29	1,400,000	1,092,000
8.70%, 05/01/30	320,000	265,600
8.00%, 05/01/31	1,325,000	1,066,625
Newell Brands, Inc.
3.85%, 04/01/23	680,000	715,270
4.00%, 12/01/24Δ	445,000	465,519
Newfield Exploration Co.
5.63%, 07/01/24	955,000	1,029,012
Newmont Mining Corporation
4.88%, 03/15/42	575,000	618,628
NGL Energy Partners LP
6.88%, 10/15/21	50,000	50,250
7.50%, 11/01/23	770,000	770,000
6.13%, 03/01/25Δ	720,000	673,200
NGPL PipeCo LLC
7.77%, 12/15/37 144A	200,000	250,000
Nine West Holdings, Inc.
6.13%, 11/15/34	125,000	21,250
NRG Energy, Inc.
7.25%, 05/15/26	230,000	247,825
NRG REMA LLC
9.68%, 07/02/26	200,000	146,000
Nuance Communications, Inc.
1.00%, 12/15/35 CONV	1,215,000	1,143,619
Oasis Petroleum, Inc.
6.88%, 03/15/22Δ	330,000	337,425
6.88%, 01/15/23Δ	95,000	96,900
Old Republic International Corporation
3.75%, 03/15/18 CONVΔ	1,525,000	1,957,719
4.88%, 10/01/24	520,000	559,670
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	645,000	772,791
ONEOK Partners LP
4.90%, 03/15/25Δ	60,000	64,266
6.20%, 09/15/43	20,000	22,870
Outfront Media Capital LLC
5.25%, 02/15/22	110,000	114,125
5.88%, 03/15/25	170,000	178,713
Owens Corning
7.00%, 12/01/36	1,043,000	1,353,119
Owens-Brockway Glass Container, Inc.
5.38%, 01/15/25 144AΔ	1,500,000	1,616,250
Pactiv LLC
8.38%, 04/15/27	200,000	229,000
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	941,454
Priceline Group, Inc.
0.90%, 09/15/21 CONVΔ	570,000	655,500
Pride International, Inc.
7.88%, 08/15/40	270,000	230,850
PulteGroup, Inc.
7.88%, 06/15/32	1,500,000	1,845,450
6.38%, 05/15/33	470,000	512,300

104	See Notes to Schedules of Investments.

	Par	Value
6.00%, 02/15/35	$180,000	$188,550
QEP Resources, Inc.
5.38%, 10/01/22	315,000	311,063
5.25%, 05/01/23Δ	1,500,000	1,466,250
Quicken Loans, Inc.
5.75%, 05/01/25 144A	1,395,000	1,471,725
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	237,094
Qwest Corporation
6.88%, 09/15/33	2,124,000	2,083,869
7.25%, 10/15/35	110,000	110,313
Range Resources Corporation
5.00%, 08/15/22 144AΔ	520,000	521,950
5.00%, 03/15/23 144AΔ	1,450,000	1,446,375
4.88%, 05/15/25Δ	240,000	237,600
Regency Energy Partners LP
5.88%, 03/01/22	340,000	376,686
5.00%, 10/01/22	80,000	86,500
Reliance Holding USA, Inc.
4.50%, 10/19/20 144A	540,000	570,640
Reynolds Group Issuer, Inc.
5.75%, 10/15/20	60,000	61,128
Rovi Corporation
0.50%, 03/01/20 CONVΔ	985,000	994,234
RPM International, Inc.
2.25%, 12/15/20 CONVΔ	47,000	54,403
RR Donnelley & Sons Co.
7.00%, 02/15/22	38,000	39,330
6.00%, 04/01/24Δ	278,000	260,973
Sanchez Energy Corporation
7.75%, 06/15/21Δ	50,000	47,625
6.13%, 01/15/23Δ	160,000	137,600
Sealed Air Corporation
4.88%, 12/01/22 144A	25,000	26,688
5.50%, 09/15/25 144A	555,000	611,887
ServiceMaster Co. LLC
7.45%, 08/15/27	1,195,000	1,311,512
Simmons Foods, Inc.
7.88%, 10/01/21 144A	500,000	531,437
SM Energy Co.
5.00%, 01/15/24	40,000	37,900
Southern Copper Corporation
5.25%, 11/08/42	550,000	585,411
Southwestern Energy Co.
6.70%, 01/23/25Δ	280,000	284,900
Spectrum Brands, Inc.
5.75%, 07/15/25Δ	910,000	973,700
Springleaf Finance Corporation
7.75%, 10/01/21	145,000	164,350
6.13%, 05/15/22Δ	1,165,000	1,236,706
8.25%, 10/01/23Δ	55,000	62,700
Sprint Capital Corporation
6.88%, 11/15/28	2,865,000	3,215,962
8.75%, 03/15/32	645,000	826,406
Sprint Communications, Inc.
11.50%, 11/15/21	570,000	727,354
Sprint Corporation
7.88%, 09/15/23	680,000	790,500
Targa Resources Partners LP
4.25%, 11/15/23	430,000	428,388
6.75%, 03/15/24	1,050,000	1,144,500
5.13%, 02/01/25	370,000	382,488
5.38%, 02/01/27	70,000	73,238
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A	410,000	421,275
Tenet Healthcare Corporation
7.50%, 01/01/22 144AΔ	110,000	116,738
8.13%, 04/01/22Δ	310,000	316,200
6.75%, 06/15/23Δ	285,000	274,313
6.88%, 11/15/31	85,000	74,800
Tesoro Logistics LP
6.38%, 05/01/24	190,000	207,100
Textron, Inc.
6.63%, 04/07/20(U)	130,000	193,183
THC Escrow Corporation III
5.13%, 05/01/25 144A	735,000	726,731
Time Warner Cable LLC
8.75%, 02/14/19	190,000	206,453
8.25%, 04/01/19	40,000	43,506
5.50%, 09/01/41	60,000	62,507
4.50%, 09/15/42	105,000	99,878
Time Warner, Inc.
4.00%, 01/15/22	50,000	52,785
TMX Finance LLC
8.50%, 09/15/18 144A	50,000	46,500
TransDigm, Inc.
6.50%, 07/15/24	199,000	205,965
6.50%, 05/15/25	195,000	201,338
Transocean Proteus, Ltd.
6.25%, 12/01/24 144A	1,524,750	1,604,799
Transocean, Inc.
5.80%, 10/15/22Δ	430,000	424,625
6.80%, 03/15/38Δ	80,000	65,600
TRI Pointe Group, Inc.
4.38%, 06/15/19	100,000	102,625
5.88%, 06/15/24Δ	5,000	5,375
TRU Taj LLC
11.00%, 01/22/19 144A	198,000	190,080
12.00%, 08/15/21 144A#Δ	193,000	185,883
United Airlines Class A Pass-Through Trust Series 2014-1
4.00%, 04/11/26	221,935	235,404
United Airlines Class B Pass-Through Trust Series 2014-2
4.63%, 09/03/22	73,004	76,106
United Airlines Pass-Through Trust Series 2007-1
6.64%, 07/02/22	161,263	176,180
United Rentals North America, Inc.
5.75%, 11/15/24	540,000	575,100
4.63%, 10/15/25	150,000	152,250
5.50%, 05/15/27	390,000	416,813
4.88%, 01/15/28	445,000	448,338
United States Steel Corporation
6.65%, 06/01/37Δ	760,000	733,400

See Notes to Schedules of Investments.	105

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Uniti Group, Inc. REIT
8.25%, 10/15/23	$170,000	$151,300
US Airways Class A Pass-Through Trust 2012-2
4.63%, 06/03/25	199,331	213,783
US Airways Class A Pass-Through Trust Series 2012-1
5.90%, 10/01/24	251,437	284,753
US Airways Class B Pass-Through Trust Series 2012-1
8.00%, 10/01/19	419,368	457,111
Valeant Pharmaceuticals International
6.38%, 10/15/20 144AΔ	30,000	30,150
Wells Fargo & Co.
4.48%, 01/16/24	124,000	133,390
(Variable, ICE LIBOR USD 3M + 3.99%), 5.88%, 06/15/25†	240,000	267,420
West Corporation
4.75%, 07/15/21 144A	50,000	50,750
5.38%, 07/15/22 144A	690,000	698,625
Westlake Chemical Corporation
4.63%, 02/15/21	60,000	62,310
4.88%, 05/15/23	20,000	20,900
WestRock MWV LLC
8.20%, 01/15/30	145,000	203,595
7.95%, 02/15/31	45,000	62,676
WEX, Inc.
4.75%, 02/01/23 144A	440,000	453,200
Weyerhaeuser Co. REIT
8.50%, 01/15/25	405,000	534,092
6.95%, 10/01/27	55,000	68,866
7.38%, 03/15/32	370,000	514,542
6.88%, 12/15/33	490,000	636,834
Whiting Petroleum Corporation
5.00%, 03/15/19Δ	755,000	759,001
5.75%, 03/15/21Δ	470,000	462,950
6.25%, 04/01/23	1,210,000	1,196,387
William Lyon Homes, Inc.
7.00%, 08/15/22	20,000	20,750
Williams Cos., Inc.
7.50%, 01/15/31	60,000	72,300
5.75%, 06/24/44	440,000	467,500
Windstream Services LLC
7.75%, 10/15/20Δ	180,000	144,900
7.75%, 10/01/21Δ	485,000	361,325
7.50%, 06/01/22Δ	40,000	28,975
7.50%, 04/01/23Δ	235,000	168,613
Wm.Wrigley Jr. Co.
8.25%, 08/01/23Δ	430,000	484,288
XPO Logistics, Inc.
6.50%, 06/15/22 144AΔ	20,000	21,075
6.13%, 09/01/23 144A	490,000	513,275
ZF North America Capital, Inc.
4.50%, 04/29/22 144A	150,000	158,250
4.75%, 04/29/25 144A	550,000	582,312

Total Corporate Bonds (Cost $153,666,695)		169,748,968

FOREIGN BONDS — 27.7%
Argentina — 1.6%
Argentina POM Politica Monetaria
(Floating, Argentina Central Bank 7D Repo Rate + 0.00%), 26.25%, 06/21/20(ZA)†	960,000	58,773
Argentine Bonos del Tesoro
21.20%, 09/19/18(ZA)	36,451,000	2,083,662
18.20%, 10/03/21(ZA)	28,670,000	1,726,974
Argentine Republic Government International Bond
6.88%, 04/22/21	680,000	742,475
7.50%, 04/22/26Δ	540,000	608,310
7.63%, 04/22/46	300,000	333,750
Pampa Energia SA
7.50%, 01/24/27 144AΔ	910,000	991,290
YPF SA
8.50%, 03/23/21 144A	980,000	1,102,206

		7,647,440

Armenia — 0.1%
Armenia International Bond
6.00%, 09/30/20	520,000	550,945

Australia — 0.5%
FMG Resources August 2006 Proprietary, Ltd.
9.75%, 03/01/22 144A	240,000	270,480
New South Wales Treasury Corporation
6.00%, 02/01/18(A)	2,620,000	2,084,517

		2,354,997

Austria — 0.1%
Suzano Austria GmbH
5.75%, 07/14/26 144A	570,000	613,776

Bermuda — 0.3%
XLIT, Ltd.
6.38%, 11/15/24	585,000	685,684
6.25%, 05/15/27Δ	640,000	759,485

		1,445,169

Brazil — 1.6%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/21(B)	14,497,000	4,750,352
Brazilian Government International Bond
10.25%, 01/10/28(B)	5,250,000	1,811,289
Ultrapar International SA
5.25%, 10/06/26 144A	420,000	433,125
Vale Overseas, Ltd.
6.88%, 11/21/36	592,000	680,800

		7,675,566

Canada — 2.5%
1011778 BC ULC
6.00%, 04/01/22 144A	394,000	406,657
5.00%, 10/15/25 144A	40,000	40,696

106	See Notes to Schedules of Investments.

	Par	Value
Baytex Energy Corporation
5.13%, 06/01/21 144A	$110,000	$103,125
5.63%, 06/01/24 144AΔ	110,000	100,375
Bombardier, Inc.
6.00%, 10/15/22 144A	1,200,000	1,167,000
Canadian Government Bond
0.25%, 11/01/17(C)	3,550,000	2,843,556
Hudbay Minerals, Inc.
7.25%, 01/15/23 144A	190,000	203,300
7.63%, 01/15/25 144A	450,000	489,384
MEG Energy Corporation
6.38%, 01/30/23 144A	45,000	39,488
7.00%, 03/31/24 144A	395,000	340,688
Methanex Corporation
5.25%, 03/01/22	75,000	79,096
Province of Ontario Canada
2.10%, 09/08/18(C)	3,500,000	2,820,000
Province of Ontario Generic Residual STRIP
2.96%, 07/13/22Ω(C)	2,600,000	1,857,497
2.90%, 03/08/29Ω(C)	2,400,000	1,352,357
Stone Container Finance Company of Canada II
7.38%, 07/15/14#†††y	330,000	6,600
Teine Energy, Ltd.
6.88%, 09/30/22 144A	60,000	61,350
Valeant Pharmaceuticals International, Inc.
5.38%, 03/15/20 144AΔ	10,000	10,025
7.50%, 07/15/21 144A	40,000	40,000
5.50%, 03/01/23 144A	190,000	167,200
5.88%, 05/15/23 144A	90,000	79,763
6.13%, 04/15/25 144A	380,000	334,400

		12,542,557

Chile — 0.1%
AES Gener SA
5.25%, 08/15/21 144AΔ	420,000	446,505
Corporation Nacional del Cobre de Chile
3.63%, 08/01/27 144A	220,000	220,295

		666,800

China — 0.2%
Park Aerospace Holdings, Ltd.
5.25%, 08/15/22 144A	310,000	323,562
4.50%, 03/15/23 144A	260,000	260,289
5.50%, 02/15/24 144A	560,000	589,400

		1,173,251

Colombia — 0.9%
Colombia Government International Bond
5.63%, 02/26/44	2,917,000	3,268,499
Colombian TES
10.00%, 07/24/24(X)	23,100,000	9,464
Ecopetrol SA
5.88%, 09/18/23	190,000	211,470
4.13%, 01/16/25	170,000	170,850
5.38%, 06/26/26	80,000	85,400
Empresa de Energia de Bogota SA ESP
6.13%, 11/10/21 144A	250,000	256,875
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/22	260,000	268,580

		4,271,138

Ecuador — 0.2%
Ecuador Government International Bond
9.65%, 12/13/26 144AΔ	810,000	858,600

France — 0.3%
3AB Optique Developpement SAS
5.63%, 04/15/19(E)	660,000	785,904
AXA SA
(Variable, Euribor 3M + 2.50%), 6.21%, 10/05/17(E)†	210,000	248,363
Burger King France SAS
6.00%, 05/01/24 144A(E)	120,000	153,322
Europcar Groupe SA
5.75%, 06/15/22 144A(E)	170,000	212,898
SFR Group SA
5.63%, 05/15/24 144A(E)	160,000	204,816

		1,605,303

Germany — 0.8%
Bundesrepublik Deutschland
1.00%, 08/15/24(E)	2,180,000	2,755,735
CeramTec Group GmbH
8.25%, 08/15/21(E)	580,000	723,006
IHO Verwaltungs GmbH Cash coupon 4.13% or PIK
4.88%, 09/15/21 144A	210,000	214,200
Cash coupon 4.75% or PIK
5.50%, 09/15/26 144A	210,000	214,463

		3,907,404

Honduras — 0.2%
Honduras Government International Bond
7.50%, 03/15/24	460,000	525,550
6.25%, 01/19/27 144AΔ	620,000	669,811

		1,195,361

India — 0.2%
ICICI Bank, Ltd.
4.80%, 05/22/19 144A	920,000	955,927

Indonesia — 1.0%
Indonesia Government International Bond
5.88%, 01/15/24 144AΔ	400,000	460,085
6.63%, 02/17/37	225,000	287,077
5.25%, 01/17/42 144A	1,710,000	1,911,254

See Notes to Schedules of Investments.	107

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Indonesia Treasury Bond
7.00%, 05/15/27(I)	$30,479,000,000	$2,356,610

		5,015,026

Ireland — 0.4%
AerCap Ireland Capital DAC
3.50%, 05/26/22	300,000	307,514
Ardagh Packaging Finance PLC
4.63%, 05/15/23 144A	250,000	257,738
7.25%, 05/15/24 144A	460,000	506,285
GE Capital International Funding Co.
3.37%, 11/15/25	246,000	254,694
4.42%, 11/15/35	569,000	619,908

		1,946,139

Italy — 2.8%
Enel SpA
(Variable, GBP Swap Rate 5Y + 5.66%), 7.75%, 09/10/75(U)†	440,000	675,857
Intesa Sanpaolo SpA
(Variable, EUR Swap Rate 5Y + 6.88%), 7.00%, 01/19/21(E)†	530,000	669,470
Italy Buoni Poliennali Del Tesoro
2.20%, 06/01/27(E)	9,210,000	10,981,307
Nuovo Transpo Viaggiatori SpA
(Floating, Euribor 3M + 3.50%), 3.50%, 06/01/23 144A(E)†	140,000	169,395
Telecom Italia Capital SA
6.38%, 11/15/33	715,000	826,719
6.00%, 09/30/34	200,000	222,250

		13,544,998

Jersey — 0.2%
Adient Global Holdings, Ltd.
4.88%, 08/15/26 144A	430,000	441,825
Delphi Jersey Holdings PLC
5.00%, 10/01/25 144A	290,000	295,800

		737,625

Kenya — 0.1%
Kenya Government International Bond
6.88%, 06/24/24 144A	470,000	481,802

Luxembourg — 0.7%
Altice Financing SA
6.63%, 02/15/23 144A	400,000	425,000
7.50%, 05/15/26 144A	260,000	286,650
ArcelorMittal
6.00%, 03/01/21	30,000	33,075
7.50%, 10/15/39	510,000	614,550
7.25%, 03/01/41	690,000	820,237
LSF9 Balta Issuer SA
7.75%, 09/15/22 144A(E)	291,600	375,444
Millicom Internatinal Cellular
5.13%, 01/15/28 144AΔ	840,000	851,340

		3,406,296

Mexico — 2.8%
Banco Mercantil del Norte SA
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.04%), 6.88%, 07/06/22 144A†	260,000	277,225
Cemex SAB de CV
6.50%, 12/10/19 144AΔ	762,000	795,338
Mexican Bonos
6.50%, 06/09/22(M)	45,803,100	2,496,055
8.00%, 12/07/23(M)	41,500,000	2,427,374
10.00%, 12/05/24(M)	31,500,000	2,049,922
7.50%, 06/03/27(M)	7,500,000	430,206
8.50%, 05/31/29(M)	2,000,000	123,434
7.75%, 05/29/31(M)	3,000,000	174,768
7.75%, 11/13/42(M)	63,160,000	3,677,743
Mexichem SAB de CV
5.88%, 09/17/44 144A	570,000	594,225
Petroleos Mexicanos
5.50%, 01/21/21	750,000	801,187

		13,847,477

Morocco & Antilles — 0.2%
OCP SA
5.63%, 04/25/24 144A	550,000	594,055
4.50%, 10/22/25 144A	520,000	524,835

		1,118,890

Netherlands — 2.7%
ABN AMRO Bank NV
7.13%, 07/06/22(E)	750,000	1,140,246
Alcoa Nederland Holding BV
6.75%, 09/30/24 144A	380,000	422,750
7.00%, 09/30/26 144A	250,000	284,375
Cooperatieve Rabobank UA
5.75%, 12/01/43	880,000	1,108,319
EDP Finance BV
4.90%, 10/01/19 144A	1,600,000	1,681,840
4.13%, 01/15/20 144A	540,000	561,559
Embraer Netherlands Finance BV
5.40%, 02/01/27	250,000	271,062
Equate Petrochemical BV
4.25%, 11/03/26 144A	580,000	597,864
Majapahit Holding BV
7.75%, 01/20/20	890,000	994,664
Marfrig Holdings Europe BV
8.00%, 06/08/23 144A	480,000	498,336
Myriad International Holdings BV
4.85%, 07/06/27 144A	750,000	777,375
Oi Brasil Holdings Cooperatief UA
5.75%, 02/10/22 144A#	933,000	331,215
Petrobras Global Finance BV
4.38%, 05/20/23	250,000	247,750
6.25%, 03/17/24	2,290,000	2,452,590
6.88%, 01/20/40	390,000	396,337

108	See Notes to Schedules of Investments.

	Par	Value
6.75%, 01/27/41	$270,000	$269,325
5.63%, 05/20/43Δ	275,000	246,469
Telefonica Europe BV
(Variable, GBP Swap Rate 5Y + 4.46%), 6.75%, 11/26/20(U)†	300,000	446,325
UPCB Finance IV, Ltd.
5.38%, 01/15/25 144A	250,000	261,250
VimpelCom Holdings BV
7.50%, 03/01/22	200,000	230,740
Ziggo Bond Finance BV
5.88%, 01/15/25 144A	200,000	209,500

		13,429,891

New Zealand — 0.4%
New Zealand Government Bond
5.00%, 03/15/19(Z)	2,385,000	1,799,026

Norway — 0.0%
Norway Government Bond
4.50%, 05/22/19 144A(K)	172,000	22,985
3.75%, 05/25/21 144A(K)	129,000	17,848

		40,833

Panama — 0.0%
Panama Government International Bond
6.70%, 01/26/36	3,000	3,983

Peru — 0.4%
Peruvian Government International Bond
6.55%, 03/14/37	890,000	1,201,500
Transportadora de Gas del Peru SA
4.25%, 04/30/28 144A	550,000	572,000

		1,773,500

Philippines — 0.0%
Philippine Government International Bond
4.00%, 01/15/21	200,000	212,620

Qatar — 0.0%
Ooredoo International Finance, Ltd.
4.75%, 02/16/21 144A	200,000	212,346

Russia — 1.0%
Russian Federal Bond - OFZ
8.15%, 02/03/27(Q)	257,799,000	4,693,949
7.05%, 01/19/28(Q)	18,971,000	320,281

		5,014,230

Saudi Arabia — 0.3%
Saudi Government International Bond
2.38%, 10/26/21 144AΔ	395,000	390,070
3.25%, 10/26/26 144A	875,000	866,863

		1,256,933

Singapore — 0.2%
BOC Aviation Ltd
3.00%, 03/30/20 144A	1,000,000	1,012,164

Spain — 0.1%
Masaria Investments SAU
(Floating, Euribor 3M + 5.25%), 4.89%, 09/15/24 144A(E)†	260,000	307,646
5.00%, 09/15/24 144A(E)	100,000	120,025
Telefonica Emisiones SA Unipersonal
5.13%, 04/27/20	75,000	80,500

		508,171

Supranational — 0.5%
Inter-American Development Bank
6.00%, 12/15/17(Z)	3,250,000	2,365,993

Turkey — 1.2%
Turk Telekomunikasyon AS
4.88%, 06/19/24 144AΔ	680,000	697,995
Turkey Government Bond
10.60%, 02/11/26(T)	8,080,000	2,260,981
Turkey Government International Bond
6.00%, 03/25/27	2,190,000	2,355,279
4.88%, 04/16/43	500,000	445,202

		5,759,457

United Kingdom — 3.1%
Anglian Water Osprey Financing PLC
7.00%, 01/31/18(U)Δ	310,000	423,656
Anglo American Capital PLC
4.75%, 04/10/27 144A	200,000	209,070
Annington Finance No. 4 PLC
(Variable, ICE LIBOR GBP 3M + 1.17%), 1.47%, 01/10/23(U)†	83,214	112,064
Barclays Bank PLC
7.63%, 11/21/22	680,000	782,425
Barclays PLC
(Variable, EUR Swap Rate 5Y + 2.45%), 2.63%, 11/11/25(E)†	300,000	367,202
Boparan Finance PLC
5.50%, 07/15/21(U)Δ	270,000	341,901
Ensco PLC
8.00%, 01/31/24	33,000	32,588
HBOS PLC
6.75%, 05/21/18 144A	500,000	514,950
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	351,251
(Variable, USD ICE Swap Rate 5Y + 4.37%), 6.38%, 03/30/25†Δ	600,000	645,186
Intelsat Jackson Holdings SA
7.25%, 10/15/20Δ	80,000	77,400
7.50%, 04/01/21	30,000	28,575
5.50%, 08/01/23	330,000	281,325
Interoute Finco PLC
7.38%, 10/15/20 144A(E)	600,000	738,807
KCA Deutag UK Finance PLC
7.25%, 05/15/21 144A	540,000	519,750

See Notes to Schedules of Investments.	109

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Lloyds Bank PLC
6.50%, 03/24/20(E)	$326,000	$444,250
Lloyds Banking Group PLC
5.30%, 12/01/45Δ	1,581,000	1,857,790
Pizzaexpress Financing 2 PLC
6.63%, 08/01/21(U)	400,000	511,847
Rio Tinto Finance USA PLC
4.13%, 08/21/42Δ	145,000	151,479
Royal Bank of Scotland Group PLC
6.10%, 06/10/23	1,880,000	2,085,189
6.00%, 12/19/23	275,000	304,526
(Variable, EUR Swap Rate 5Y + 2.65%), 3.63%, 03/25/24(E)†	547,000	669,729
Santander UK Group Holdings PLC
(Variable, GBP Swap Rate 5Y + 5.54%), 7.38%, 06/24/22(U)†Δ	390,000	568,361
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	403,094
Standard Chartered PLC
5.13%, 06/06/34(U)	321,000	471,245
Synlab Bondco PLC
6.25%, 07/01/22(E)	270,000	340,724
Synlab Unsecured Bondco PLC
8.25%, 07/01/23(E)	170,000	220,509
Tesco Property Finance 3 PLC
5.74%, 04/13/40(U)	274,354	412,452
Tesco Property Finance 6 PLC
5.41%, 07/13/44(U)	587,183	857,816
Virgin Media Finance PLC
6.38%, 10/15/24 144A(U)	360,000	521,631
Virgin Media Secured Finance PLC
5.50%, 08/15/26 144AΔ	200,000	211,250

		15,458,042

Total Foreign Bonds (Cost $138,042,146)		136,409,676

FOREIGN GOVERNMENT
INFLATION-LINKED BOND — 0.5%
Brazil — 0.5%
Brazil Notas do Tesouro Nacional Serie B
6.00%, 08/15/50(B) (Cost $2,497,134)	2,063,000	2,234,062

LOAN AGREEMENTS — 2.1%
1011778 B.C. Unlimited Liability Co. Term B-3 Loan
(Floating, LIBOR USD 1M +2.25%), 3.49%, 02/16/24†	280,400	280,429
(Floating, LIBOR USD 3M +2.25%), 3.58%, 02/16/24†	179,521	179,539
Air Medical Group Holdings, Inc. Initial Term Loan
(Floating, LIBOR USD 1M +3.25%), 4.49%, 04/28/22†	296,212	294,546
American Airlines, Inc. 2017 Replacement Term Loan
(Floating, LIBOR USD 1M +2.00%), 3.24%, 06/27/20†	$975,019	$976,847
American Builders & Contractors Supply Co., Inc. Additional Term B-1 Loan
(Floating, LIBOR USD 1M +2.50%), 3.74%, 10/31/23†	540,843	543,631
Avolon TLB Borrower 1 (US) LLC Initial Term B-2 Loan
(Floating, LIBOR USD 1M +2.75%), 3.99%, 03/21/22†	379,050	380,236
Berry Global, Inc. Term M Loan
(Floating, LIBOR USD 1M +2.25%), 3.49%, 10/01/22†	247,362	248,045
Blue Ridge Mountain Resources, Inc. Exit Term Loan
(Floating, LIBOR USD 3M +14.00%), 16.62%, 04/15/19† †††	44,274	44,052
CenturyLink, Inc. Initial Term B Loan
(Floating, LIBOR USD 1M +2.75%), 2.75%, 01/31/25†	320,000	310,686
Charter Communications Operating LLC Term I-1 Loan
(Floating, LIBOR USD 1M +2.25%), 3.49%, 01/15/24†	161,182	162,021
CSC Holdings, LLC March 2017 Refinancing Term Loan
(Floating, LIBOR USD 1M +2.25%), 3.48%, 07/17/25†	261,844	260,509
Energy Future Intermediate Holding Co. LLC Term Loan
(Floating, LIBOR USD 1M +3.00%), 4.24%, 06/30/18†	1,110,000	1,116,475
First Data Corporation 2024 New Dollar Term Loan
(Floating, LIBOR USD 1M +2.50%), 3.74%, 04/26/24†	515,518	517,598
Flying Fortress Holdings LLC New Loan
(Floating, LIBOR USD 3M +2.00%), 3.33%, 10/30/22†	380,000	382,613
Hilton Worldwide Finance LLC Series B-2 Term Loan
(Floating, LIBOR USD 1M +2.00%), 3.24%, 10/25/23†	601,660	604,783
Level 3 Financing, Inc. Tranche B 2024 Term Loan
(Floating, LIBOR USD 1M +2.25%), 3.49%, 02/22/24†	350,000	350,313
Party City Holdings, Inc. 2016 Replacement Term Loan
(Floating, LIBOR USD 3M +3.00%), 4.32%, 08/19/22†	630,860	633,177
(Floating, LIBOR USD 3M +3.00%), 4.34%, 08/19/22†	43,631	43,791

110	See Notes to Schedules of Investments.

	Par	Value
Petco Animal Supplies, Inc. Term Loan
(Floating, LIBOR USD 3M +3.00%), 4.31%, 01/26/23†	$405,879	$336,880
PetSmart, Inc. Tranche B-2 Loan
(Floating, LIBOR USD 1M +3.00%), 4.24%, 03/11/22†	977,500	832,271
Univision Communications, Inc. 2017 Replacement Repriced First-Lien Term Loan
(Floating, LIBOR USD 1M +2.75%), 3.99%, 03/15/24†	726,469	720,855
Valeant Pharmaceuticals International, Inc. Series F Tranche B Term Loan
(Floating, LIBOR USD 1M +4.75%), 5.99%, 04/01/22†	592,078	603,301
Virgin Media Bristol LLC I Facility
(Floating, LIBOR USD 1M +2.75%), 3.98%, 01/31/25†	413,428	415,463
Windstream Services, LLC Tranche B-6 Term Loan (2016)
(Floating, LIBOR USD 1M +4.00%), 5.24%, 03/29/21†	29,924	26,782

Total Loan Agreements (Cost $10,472,519)		10,264,843

MORTGAGE-BACKED SECURITIES — 1.9%
Commercial Mortgage Trust Series 2007-CD4 AJ
5.40%, 12/11/49†	31,584	18,515
Credit Suisse Commercial Mortgage Trust Series 2006-C5 AJ
5.37%, 12/15/39	143,915	123,748
Credit Suisse Commercial Mortgage Trust Series 2007-C5 AM
5.87%, 09/15/40†	191,027	189,409
CSMC Series 2015-2R 3A2
1.44%, 04/27/36 144Ag†	729,605	579,177
Fannie Mae Connecticut Avenue Securities Series 2014-C02 2M2
(Floating, ICE LIBOR USD 1M + 2.60%), 3.84%, 05/25/24†	1,600,000	1,657,490
Fannie Mae Connecticut Avenue Securities Series 2015-C03 1M2
(Floating, ICE LIBOR USD 1M + 5.00%), 6.24%, 07/25/25†	791,240	875,663
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA3 M3
(Floating, ICE LIBOR USD 1M + 4.70%), 5.94%, 04/25/28†	830,000	955,119
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA1 B1
(Floating, ICE LIBOR USD 1M + 4.95%), 6.19%, 07/25/29†	1,060,000	1,109,225
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA2 B1
(Floating, ICE LIBOR USD 1M + 5.15%), 6.39%, 10/25/29†	560,000	593,185
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12 AJ
6.15%, 02/15/51g†	16,756	16,306
Lone Star Portfolio Trust Series 2015-LSMZ M
(Floating, 1M USD LIBOR + 7.22%), 8.45%, 09/15/20 144A†	685,888	683,429
Lone Star Portfolio Trust Series 2015-LSP F
(Floating, 1M USD LIBOR + 6.90%), 8.13%, 09/15/28 144A†	767,900	781,230
Morgan Stanley Resecuritization Trust Series 2015-R6 1B
(Floating, ICE LIBOR USD 1M + 0.26%), 1.49%, 07/26/45 144A†	1,121,576	529,780
Seasoned Credit Risk Transfer Trust Series 2017-2 M1
4.00%, 08/25/56 144Ag†	610,000	604,821
Seasoned Credit Risk Transfer Trust Series 2017-2 M2
4.00%, 08/25/56 144Ag†	800,000	721,043

Total Mortgage-Backed Securities (Cost $9,025,962)		9,438,140

MUNICIPAL BOND — 0.0%
State of Illinois, General Obligation
5.10%, 06/01/33 (Cost $127,188)	160,000	162,115

U.S. TREASURY OBLIGATIONS — 20.3%
U.S. Cash Management Bill
1.03%, 01/02/18Ω (Cost $4,532,965)	4,545,000	4,533,094

U.S. Treasury Bills
1.00%, 10/05/17Ω	3,570,000	3,569,784
1.02%, 10/12/17Ω	5,625,000	5,623,563
1.00%, 11/30/17Ω	9,480,000	9,464,709

		18,658,056

U.S. Treasury Bonds
3.50%, 02/15/39	860,000	971,364
4.25%, 05/15/39	40,000	50,053
3.88%, 08/15/40	30,000	35,682
2.75%, 08/15/42	120,000	118,582
3.13%, 02/15/43	9,116,000	9,621,651
2.88%, 05/15/43	120,000	120,989
3.00%, 05/15/45	40,000	41,198
3.00%, 11/15/45	920,000	946,576
2.50%, 05/15/46	820,000	761,992
2.25%, 08/15/46	960,000	844,126
2.88%, 11/15/46Δ	2,120,000	2,127,991

		15,640,204

U.S. Treasury Notes
0.75%, 10/31/17	10,780,000	10,777,574

See Notes to Schedules of Investments.	111

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
0.63%, 04/30/18	$530,000	$528,086
0.75%, 08/31/18	4,000,000	3,978,282
1.38%, 09/30/18	250,000	250,029
1.50%, 12/31/18	5,875,000	5,882,229
1.25%, 03/31/19	15,000,000	14,963,085
1.25%, 06/30/19	3,000,000	2,989,805
1.63%, 06/30/19	10,000	10,030
1.25%, 10/31/19	110,000	109,474
3.63%, 02/15/21Δ	14,549,000	15,474,506
1.88%, 01/31/22	710,000	710,458
2.00%, 02/15/22	120,000	120,799
1.63%, 08/15/22	3,380,000	3,337,420
2.75%, 02/15/24	150,000	155,818
2.25%, 11/15/24	30,000	30,154
2.00%, 02/15/25	100,000	98,652
1.63%, 02/15/26	180,000	171,172
1.63%, 05/15/26Δ	470,000	445,894
2.00%, 11/15/26Δ	1,220,000	1,189,119

		61,222,586

Total U.S. Treasury Obligations (Cost $98,957,944)		100,053,940

	Shares
COMMON STOCKS — 0.9%
Consumer Discretionary — 0.2%
Ford Motor Co.	96,849	1,159,283

Energy — 0.1%
Berry Pete Corporation*	2,350	23,500
Blue Ridge Mountain Resources, Inc.*	24,163	236,797
Hercules Offshore, Inc.†††Δ*	46,644	13,154

		273,451

Financials — 0.0%
Tricer Holdco SCA†††*	4,654	13,869

Health Care — 0.2%
Bristol-Myers Squibb Co.	15,400	981,596

Information Technology — 0.4%
Corning, Inc.Δ	70,534	2,110,377

Total Common Stocks (Cost $5,249,928)		4,538,576

PREFERRED STOCKS — 0.5%
Arconic, Inc.
5.38%, 10/01/17 CONV	9,400	365,660
Bank of America Corporation
7.25%, 12/31/49 CONV	602	783,485
Chesapeake Energy Corporation
4.50%, 12/31/49 CONV	1,229	62,323
5.00%, 12/31/49 CONVΔ	3,950	228,606
5.75%, 12/31/49 CONVΔ	30	17,156
5.75%, 12/31/49 CONVΔ	780	475,800
5.75%, 12/31/49 CONV 144A	50	28,594
El Paso Energy Capital Trust I
4.75%, 03/31/28 CONV	6,980	342,020
iStar, Inc. REIT
4.50%, 12/31/49 CONV	50	2,492
Tricer Holdco SCA
0.00%, 12/31/49†††*	2,068,500	20,685

Total Preferred Stocks (Cost $2,244,011)		2,326,821

MONEY MARKET FUNDS — 11.1%
GuideStone Money Market Fund (Investor Class)¥¥	32,191,044	32,191,044
Northern Institutional Government Assets Portfolio	61,706	61,706
Northern Institutional Liquid Assets Portfolio§	22,067,290	22,067,290

Total Money Market Funds (Cost $54,320,040)		54,320,040

TOTAL INVESTMENTS — 103.4% (Cost $493,500,856)		508,810,816
Liabilities in Excess of Other Assets — (3.4)%		(16,580,412)

NET ASSETS — 100.0%		$492,230,404

112	See Notes to Schedules of Investments.

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Euro-Bund	12/2017	(36)	$(6,850,718)	GSC	$50,799
Euro-Buxl®	12/2017	(3)	(578,871)	GSC	13,112
10-Year U.S. Treasury Note	12/2017	(117)	(14,661,562)	GSC	114,469
5-Year U.S. Treasury Note	12/2017	326	38,305,000	GSC	(243,098)
Ultra Long U.S. Treasury Bond	12/2017	(32)	(5,284,000)	GSC	89,828

Total Futures Contracts outstanding at September 30, 2017			$10,929,849		$25,110

Forward Foreign Currency Contracts outstanding at September 30, 2017:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/19/17	Euro	9,321,959	U.S. Dollars	10,740,090	BAR	$289,046
10/18/17	Indian Rupees	256,817,535	U.S. Dollars	3,914,782	BAR	6,116
10/19/17	U.S. Dollars	359,856	Euro	300,000	BAR	4,915
10/19/17	Brazilian Reals	7,710,000	U.S. Dollars	2,425,749	BAR	1,928
10/19/17	U.S. Dollars	13,181	Mexican Pesos	234,921	BAR	321

Subtotal Appreciation						$302,326

10/19/17	Indonesian Rupiahs	26,810,100,000	U.S. Dollars	1,990,061	BAR	(2,870)
10/19/17	U.S. Dollars	379,640	Australian Dollars	500,000	BAR	(12,462)
10/19/17	Japanese Yen	1,469,325,000	U.S. Dollars	13,114,851	BAR	(44,544)
10/19/17	U.S. Dollars	3,134,347	Brazilian Reals	10,249,000	BAR	(92,794)
10/19/17	U.S. Dollars	4,921,823	British Pounds	3,793,751	BAR	(165,047)

Subtotal Depreciation						$(317,717)

Total Forward Foreign Currency Contracts outstanding at September 30, 2017						$(15,391)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$16,301,270	$—	$16,301,270	$—
Asset-Backed Securities	3,012,365	—	3,012,365	—
Common Stocks	4,538,576	4,488,053	23,500	27,023
Corporate Bonds	169,748,968	—	169,748,968	—	**
Foreign Bonds:
Argentina	7,647,440	—	7,647,440	—
Armenia	550,945	—	550,945	—
Australia	2,354,997	—	2,354,997	—
Austria	613,776	—	613,776	—
Bermuda	1,445,169	—	1,445,169	—
Brazil	7,675,566	—	7,675,566	—
Canada	12,542,557	—	12,535,957	6,600

See Notes to Schedules of Investments.	113

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Chile	$666,800	$—	$666,800	$—
China	1,173,251	—	1,173,251	—
Colombia	4,271,138	—	4,271,138	—
Ecuador	858,600	—	858,600	—
France	1,605,303	—	1,605,303	—
Germany	3,907,404	—	3,907,404	—
Honduras	1,195,361	—	1,195,361	—
India	955,927	—	955,927	—
Indonesia	5,015,026	—	5,015,026	—
Ireland	1,946,139	—	1,946,139	—
Italy	13,544,998	—	13,544,998	—
Jersey	737,625	—	737,625	—
Kenya	481,802	—	481,802	—
Luxembourg	3,406,296	—	3,406,296	—
Mexico	13,847,477	—	13,847,477	—
Morocco & Antilles	1,118,890	—	1,118,890	—
Netherlands	13,429,891	—	13,429,891	—
New Zealand	1,799,026	—	1,799,026	—
Norway	40,833	—	40,833	—
Panama	3,983	—	3,983	—
Peru	1,773,500	—	1,773,500	—
Philippines	212,620	—	212,620	—
Qatar	212,346	—	212,346	—
Russia	5,014,230	—	5,014,230	—
Saudi Arabia	1,256,933	—	1,256,933	—
Singapore	1,012,164	—	1,012,164	—
Spain	508,171	—	508,171	—
Supranational	2,365,993	—	2,365,993	—
Turkey	5,759,457	—	5,759,457	—
United Kingdom	15,458,042	—	15,458,042	—
Foreign Government Inflation-Linked Bond	2,234,062	—	2,234,062	—
Loan Agreements	10,264,843	—	10,220,791	44,052
Money Market Funds	54,320,040	54,320,040	—	—
Mortgage-Backed Securities	9,438,140	—	9,438,140	—
Municipal Bond	162,115	—	162,115	—
Preferred Stocks	2,326,821	1,553,487	752,649	20,685
U.S. Treasury Obligations	100,053,940	—	100,053,940	—

Total Assets — Investments in Securities	$508,810,816	$60,361,580	$448,350,876	$98,360

Other Financial Instruments***
Futures Contracts	$268,208	$268,208	$—	$—
Forward Foreign Currency Contracts	302,326	—	302,326	—

Total Assets — Other Financial Instruments	$570,534	$268,208	$302,326	$—

114	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Other Financial Instruments***
Futures Contracts	$(243,098)	$(243,098)	$—	$—
Forward Foreign Currency Contracts	(317,717)	—	(317,717)	—

Total Liabilities — Other Financial Instruments	$(560,815)	$(243,098)	$(317,717)	$—

**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts and forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” and “Forward Foreign Currency Contracts outstanding” disclosures.

Management has determined that the amount of transfers between Level 1 and Level 2 and the amount of transfers between Level 3 and Level 2 compared to total net assets are not material; therefore, the amount of transfers between levels are not shown for the period ended September 30, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2017.

See Notes to Schedules of Investments.	115

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 41.5%
Consumer Discretionary — 2.9%
Advance Auto Parts, Inc.Δ	152	$15,078
Amazon.com, Inc.*	2,856	2,745,616
AutoZone, Inc.*	190	113,071
Best Buy Co., Inc.	458	26,088
BorgWarner, Inc.	232	11,885
Cable One, Inc.	213	153,812
CarMax, Inc.*	253	19,180
Carnival Corporation	6,429	415,121
CBS Corporation Class B (Non-Voting Shares)	708	41,064
Charter Communications, Inc. Class A*	432	156,997
Chipotle Mexican Grill, Inc.Δ*	905	278,586
Coach, Inc.	641	25,819
Comcast Corporation Class A	24,808	954,612
D.R. Horton, Inc.	552	22,041
Darden Restaurants, Inc.Δ	10,008	788,430
Discovery Communications, Inc. Class AΔ*	454	9,666
Discovery Communications, Inc. Class C*	364	7,375
DISH Network Corporation Class A*	461	25,000
Dollar General Corporation	460	37,283
Dollar Tree, Inc.*	374	32,471
Domino’s Pizza, Inc.	2,746	545,218
Expedia, Inc.	288	41,455
Foot Locker, Inc.	320	11,270
Ford Motor Co.	7,130	85,346
Gap, Inc. (The)	301	8,889
General Motors Co.	2,773	111,974
Genuine Parts Co.	6,202	593,221
Goodyear Tire & Rubber Co. (The)	280	9,310
H&R Block, Inc.	41,679	1,103,660
Hanesbrands, Inc.	491	12,098
Harley-Davidson, Inc.	250	12,053
Hasbro, Inc.	1,294	126,385
Hilton Worldwide Holdings, Inc.	310	21,530
Home Depot, Inc. (The)	14,710	2,405,968
Interpublic Group of Cos., Inc. (The)	849	17,651
Kohl’s Corporation	339	15,475
L Brands, Inc.Δ	5,627	234,139
Leggett & Platt, Inc.	135	6,444
Lennar Corporation Class A	243	12,830
Live Nation Entertainment, Inc.*	1,792	78,042
LKQ Corporation*	551	19,830
Lowe’s Cos., Inc.	11,593	926,744
Lululemon Athletica, Inc.Δ*	1,143	71,152
Macy’s, Inc.	543	11,848
Marriott International, Inc. Class A	694	76,520
Mattel, Inc.Δ	17,128	265,141
McDonald’s Corporation	18,953	2,969,556
Michael Kors Holdings, Ltd.*	280	13,398
Mohawk Industries, Inc.*	62	15,346
Netflix, Inc.*	1,966	356,534
Newell Brands, Inc.	917	39,128
News Corporation Class A	567	7,518
News Corporation Class B	636	8,681
NIKE, Inc. Class B	15,942	826,593
Nordstrom, Inc.	287	13,532
O’Reilly Automotive, Inc.Δ*	1,599	344,377
Omnicom Group, Inc.	506	37,479
Pool Corporation	1,213	131,210
Priceline Group, Inc. (The)*	499	913,579
PulteGroup, Inc.	555	15,168
PVH Corporation	138	17,396
Ralph Lauren Corporation	137	12,096
Ross Stores, Inc.	3,209	207,205
Royal Caribbean Cruises, Ltd.	366	43,386
Scripps Networks Interactive, Inc. Class A	121	10,393
Signet Jewelers, Ltd.Δ	214	14,242
Starbucks Corporation	36,535	1,962,295
Target Corporation	964	56,886
Tiffany & Co.	162	14,868
TimeWarner, Inc.	13,973	1,431,534
TJX Cos., Inc. (The)	12,782	942,417
Tractor Supply Co.	159	10,063
TripAdvisor, Inc.*	203	8,228
Twenty-First Century Fox, Inc. Class A	1,877	49,515
Twenty-First Century Fox, Inc. Class B	766	19,755
Ulta Beauty, Inc.*	4,976	1,124,875
Under Armour, Inc. Class A*	210	3,461
Under Armour, Inc. Class C*	211	3,169
VF Corporation	493	31,340
Walt Disney Co. (The)	19,065	1,879,237
Whirlpool Corporation	160	29,510
Williams-Sonoma, Inc.Δ	3,610	179,995
WyndhamWorldwide Corporation	274	28,882
Yum! Brands, Inc.	14,969	1,101,868

		27,578,103

Consumer Staples — 6.1%
Archer-Daniels-Midland Co.	895	38,046
Campbell Soup Co.	24,055	1,126,255
Casey’s General Stores, Inc.Δ	1,186	129,808
Church & Dwight Co., Inc.	22,634	1,096,617
Clorox Co. (The)	9,761	1,287,574
Coca-Cola Co. (The)	67,578	3,041,686
Colgate-Palmolive Co.	30,572	2,227,170
Conagra Brands, Inc.	781	26,351
Costco Wholesale Corporation	7,711	1,266,840
Coty, Inc. Class A	700	11,571
CVS Health Corporation	29,681	2,413,659
Dr. Pepper Snapple Group, Inc.	11,636	1,029,437
Estee Lauder Cos., Inc. (The) Class A	19,093	2,058,989
Flowers Foods, Inc.Δ	2,269	42,680
General Mills, Inc.Δ	126,517	6,548,520
Hershey Co. (The)	11,457	1,250,761
Hormel Foods CorporationΔ	20,100	646,014
Ingredion, Inc.	2,921	352,389
J.M. Smucker Co. (The)	250	26,233
Kellogg Co.Δ	7,398	461,413

116	See Notes to Schedules of Investments.

	Shares	Value
Kimberly-Clark Corporation	8,215	$966,741
Kraft Heinz Co. (The)	11,299	876,237
Kroger Co. (The)	2,790	55,967
McCormick & Co., Inc. (Non-Voting Shares)	15,192	1,559,307
Mondelez International, Inc. Class A	58,050	2,360,313
Monster Beverage Corporation*	15,435	852,784
Nu Skin Enterprises, Inc. Class A	8,245	506,903
PepsiCo, Inc.	26,523	2,955,458
Procter & Gamble Co. (The)	162,520	14,786,070
Sysco Corporation	22,795	1,229,790
Tyson Foods, Inc. Class A	513	36,141
Walgreens Boots Alliance, Inc.	8,724	673,667
Wal-Mart Stores, Inc.	75,936	5,933,639

		57,875,030

Energy — 1.3%
Anadarko Petroleum Corporation	970	47,384
Andeavor	320	33,008
Apache Corporation	795	36,411
Baker Hughes a GE Co.	716	26,220
Cabot Oil & Gas Corporation	793	21,213
Chesapeake Energy Corporation*	1,423	6,119
Chevron Corporation	54,962	6,458,035
Cimarex Energy Co.	158	17,960
Concho Resources, Inc.*	260	34,247
ConocoPhillips	2,206	110,410
Devon Energy Corporation	909	33,369
EOG Resources, Inc.	1,050	101,577
EQT Corporation	244	15,919
Exxon Mobil Corporation	33,258	2,726,491
Halliburton Co.	1,753	80,691
Helmerich & Payne, Inc.	350	18,238
Hess Corporation	400	18,756
Kinder Morgan, Inc.	3,182	61,031
Marathon Oil Corporation	1,361	18,455
Marathon Petroleum Corporation	921	51,650
National Oilwell Varco, Inc.	635	22,688
Newfield Exploration Co.*	284	8,426
Noble Energy, Inc.	885	25,099
Occidental Petroleum Corporation	25,208	1,618,606
ONEOK, Inc.	609	33,745
Phillips 66	806	73,838
Pioneer Natural Resources Co.	320	47,213
Range Resources Corporation	542	10,607
Valero Energy Corporation	824	63,390
Williams Cos., Inc. (The)	1,532	45,975

		11,866,771

Financials — 7.2%
Affiliated Managers Group, Inc.	64	12,149
Aflac, Inc.	1,630	132,666
Alleghany Corporation*	1,440	797,774
Allstate Corporation (The)	32,336	2,972,002
American Express Co.	6,925	626,436
American Financial Group, Inc.	7,038	728,081
American International Group, Inc.	1,986	121,921
Ameriprise Financial, Inc.	269	39,949
Arch Capital Group, Ltd.*	10,160	1,000,760
Arthur J. Gallagher & Co.	451	27,759
Assurant, Inc.	75	7,164
Bank of America Corporation	17,723	449,101
Bank of Hawaii CorporationΔ	9,327	777,499
Bank of New York Mellon Corporation (The)	71,265	3,778,470
Bank of the Ozarks	7,194	345,672
BB&T Corporation	11,864	556,896
Berkshire Hathaway, Inc. Class B*	3,412	625,488
BlackRock, Inc.	1,440	643,810
Brighthouse Financial, Inc.*	170	10,336
Capital One Financial Corporation	901	76,279
Capitol Federal Financial, Inc.	214,600	3,154,620
CBOE Holdings, Inc.	9,310	1,002,035
Charles Schwab Corporation (The)	2,096	91,679
Cincinnati Financial Corporation	334	25,574
Citigroup, Inc.	5,046	367,046
Citizens Financial Group, Inc.	836	31,659
CME Group, Inc.	11,560	1,568,461
Comerica, Inc.	6,502	495,843
Commerce Bancshares, Inc.	29,104	1,681,338
Discover Financial Services	702	45,265
E*TRADE Financial Corporation*	326	14,217
Erie Indemnity Co. Class A	1,436	173,139
Everest Re Group, Ltd.	7,773	1,775,276
Fifth Third Bancorp	1,381	38,640
FNF Group	4,529	214,946
Franklin Resources, Inc.	2,537	112,922
Goldman Sachs Group, Inc. (The)	655	155,359
Hartford Financial Services Group, Inc. (The)	633	35,087
Huntington Bancshares, Inc.	1,372	19,153
Intercontinental Exchange, Inc.	1,132	77,768
Invesco, Ltd.	816	28,593
JPMorgan Chase & Co.	75,290	7,190,948
KeyCorp	1,880	35,382
Leucadia National Corporation	558	14,090
Lincoln National Corporation	388	28,510
Loews Corporation	130	6,222
M&T Bank Corporation	10,768	1,734,079
Markel Corporation*	1,441	1,538,959
MarketAxess Holdings, Inc.	282	52,032
Marsh & McLennan Cos., Inc.	37,372	3,132,147
Mercury General CorporationΔ	1,173	66,497
MetLife, Inc.	23,202	1,205,344
Moody’s Corporation	279	38,840
Morgan Stanley	2,825	136,080
Nasdaq, Inc.	251	19,470
Navient Corporation	904	13,578
Northern Trust Corporation	16,570	1,523,280
People’s United Financial, Inc.	674	12,226
PNC Financial Services Group, Inc. (The)	59,718	8,048,195
Principal Financial Group, Inc.	666	42,850
ProAssurance Corporation	3,571	195,155
Progressive Corporation (The)	58,440	2,829,665
Prudential Financial, Inc.	899	95,582
Raymond James Financial, Inc.	240	20,239

See Notes to Schedules of Investments.	117

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Regions Financial Corporation	4,384	$66,768
RenaissanceRe Holdings, Ltd.	2,564	346,499
S&P Global, Inc.	430	67,213
State Street Corporation	604	57,706
SunTrust Banks, Inc.	69,807	4,172,364
SVB Financial Group*	1,464	273,900
Synchrony Financial	1,506	46,761
T. Rowe Price Group, Inc.Δ	9,406	852,654
TCF Financial Corporation	9,485	161,624
TFS Financial Corporation	8,840	142,589
Torchmark Corporation	321	25,709
Travelers Cos., Inc. (The)	17,895	2,192,495
U.S. Bancorp	68,227	3,656,285
Unum Group	295	15,083
W.R. Berkley Corporation	4,601	307,071
Wells Fargo & Co.	51,378	2,833,497
White Mountains Insurance Group, Ltd.	33	28,281
XL Group, Ltd.	585	23,078
Zions Bancorporation	159	7,502

		68,095,281

Health Care — 4.6%
Abbott Laboratories	5,667	302,391
AbbVie, Inc.	3,182	282,752
ABIOMED, Inc.*	4,265	719,079
Aetna, Inc.	756	120,212
Agilent Technologies, Inc.	647	41,537
Alexion Pharmaceuticals, Inc.*	399	55,976
Align Technology, Inc.*	3,077	573,153
Amgen, Inc.	2,100	391,545
Anthem, Inc.	5,044	957,755
Baxter International, Inc.	9,868	619,217
Becton, Dickinson and Co.	5,461	1,070,083
Biogen, Inc.*	1,261	394,844
Bio-Rad Laboratories, Inc. Class A*	292	64,888
Bioverativ, Inc.*	2,725	155,516
Boston Scientific Corporation*	2,122	61,899
Bristol-Myers Squibb Co.	24,248	1,545,567
C.R. Bard, Inc.	96	30,768
Cardinal Health, Inc.	13,893	929,720
Celgene Corporation*	4,023	586,634
Centene Corporation*	253	24,483
Cerner Corporation*	527	37,586
Cigna Corporation	4,270	798,234
Cooper Cos., Inc. (The)	110	26,082
Danaher Corporation	6,583	564,690
DaVita, Inc.*	200	11,878
DENTSPLY SIRONA, Inc.	281	16,807
DexCom, Inc.Δ*	4,979	243,598
Edwards Lifesciences Corporation*	2,223	242,996
Eli Lilly & Co.	43,723	3,740,065
Express Scripts Holding Co.*	1,176	74,464
Gilead Sciences, Inc.	2,535	205,386
HCA Healthcare, Inc.*	500	39,795
Henry Schein, Inc.*	8,022	657,724
Hologic, Inc.*	376	13,795
Humana, Inc.	5,139	1,252,015
IDEXX Laboratories, Inc.*	1,453	225,927
Illumina, Inc.*	1,475	293,820
Incyte Corporation*	346	40,392
Intuitive Surgical, Inc.*	1,562	1,633,664
Johnson & Johnson	116,534	15,150,585
Laboratory Corporation of America Holdings*	195	29,439
McKesson Corporation	629	96,621
Mettler-Toledo International, Inc.*	1,916	1,199,723
Patterson Cos., Inc.	120	4,638
PerkinElmer, Inc.	318	21,932
Quest Diagnostics, Inc.	5,102	477,751
Quintiles IMS Holdings, Inc.*	250	23,767
Regeneron Pharmaceuticals, Inc.*	312	139,501
ResMed, Inc.Δ	559	43,021
Stryker Corporation	11,820	1,678,676
Thermo Fisher Scientific, Inc.	1,937	366,480
United Therapeutics Corporation*	1,627	190,668
UnitedHealth Group, Inc.	15,982	3,130,075
Universal Health Services, Inc. Class B	174	19,304
Varian Medical Systems, Inc.*	4,093	409,546
Veeva Systems, Inc. Class A*	1,182	66,677
Vertex Pharmaceuticals, Inc.*	3,452	524,842
Waters Corporation*	738	132,486
Zimmer Biomet Holdings, Inc.	334	39,108
Zoetis, Inc.	2,773	176,806

		42,968,583

Industrials — 5.1%
3M Co.	39,157	8,219,054
Acuity Brands, Inc.	76	13,017
Alaska Air Group, Inc.	1,116	85,117
American Airlines Group, Inc.	947	44,973
AMETEK, Inc.	278	18,359
Arconic, Inc.	719	17,889
Boeing Co. (The)	12,114	3,079,500
C.H. Robinson Worldwide, Inc.Δ	2,486	189,185
Carlisle Cos., Inc.	299	29,987
Caterpillar, Inc.	1,221	152,271
Cintas CorporationΔ	3,375	486,945
CSX Corporation	1,818	98,645
Cummins, Inc.	1,550	260,446
Deere & Co.	484	60,786
Delta Air Lines, Inc.	1,480	71,366
Dover Corporation	192	17,547
Emerson Electric Co.	13,934	875,613
Equifax, Inc.	179	18,972
Expeditors International of Washington, Inc.	15,263	913,643
Fastenal Co.	9,323	424,942
FedEx Corporation	3,113	702,231
Flowserve Corporation	133	5,664
Fluor Corporation	182	7,662
Fortive Corporation	3,879	274,594
Fortune Brands Home & Security, Inc.	114	7,664
General Dynamics Corporation	5,821	1,196,681
General Electric Co.	58,982	1,426,185

118	See Notes to Schedules of Investments.

	Shares	Value
Honeywell International, Inc.	15,552	$2,204,340
Huntington Ingalls Industries, Inc.	1,008	228,251
IHS Markit, Ltd.*	500	22,040
Illinois ToolWorks, Inc.	563	83,301
J.B. Hunt Transport Services, Inc.	1,066	118,411
Jacobs Engineering Group, Inc.	1,419	82,685
Kansas City Southern	154	16,737
L3 Technologies, Inc.	139	26,192
Landstar System, Inc.	8,571	854,100
Lockheed Martin Corporation	5,365	1,664,706
Masco Corporation	401	15,643
Norfolk Southern Corporation	3,257	430,706
Northrop Grumman Corporation	5,607	1,613,246
PACCAR, Inc.	655	47,383
Parker-Hannifin Corporation	429	75,084
Quanta Services, Inc.*	139	5,194
Raytheon Co.	8,084	1,508,313
Republic Services, Inc.	135,588	8,956,943
Robert Half International, Inc.	3,476	174,982
Rockwell Automation, Inc.	2,828	503,978
Rockwell Collins, Inc.	238	31,109
Rollins, Inc.Δ	25,327	1,168,588
Roper Technologies, Inc.	165	40,161
Snap-on, Inc.Δ	82	12,219
Southwest Airlines Co.	20,545	1,150,109
Stanley Black & Decker, Inc.	216	32,610
Stericycle, Inc.*	167	11,961
Textron, Inc.	272	14,655
TransDigm Group, Inc.	70	17,895
Union Pacific Corporation	7,675	890,070
United Continental Holdings, Inc.*	462	28,127
United Parcel Service, Inc. Class B	29,856	3,585,407
United Rentals, Inc.*	123	17,065
United Technologies Corporation	8,131	943,846
Verisk Analytics, Inc.*	707	58,815
W.W. Grainger, Inc.	2,009	361,118
Waste Management, Inc.	36,214	2,834,470
Xylem, Inc.	389	24,363

		48,553,761

Information Technology — 6.3%
Activision Blizzard, Inc.	1,269	81,863
Adobe Systems, Inc.*	9,213	1,374,395
Advanced Micro Devices, Inc.Δ*	1,790	22,823
Akamai Technologies, Inc.*	312	15,201
Alliance Data Systems Corporation	101	22,377
Alphabet, Inc. Class A*	3,311	3,223,987
Alphabet, Inc. Class C*	533	511,206
Amdocs, Ltd.	1,249	80,336
Amphenol Corporation Class A	3,685	311,898
Analog Devices, Inc.	1,535	132,271
ANSYS, Inc.*	733	89,961
Apple, Inc.	17,348	2,673,674
Applied Materials, Inc.	34,714	1,808,252
Arista Networks, Inc.*	1,113	211,036
Autodesk, Inc.*	417	46,812
Automatic Data Processing, Inc.	36,124	3,949,076
CA, Inc.	706	23,566
Cisco Systems, Inc.	121,253	4,077,738
Citrix Systems, Inc.*	271	20,818
Cognex Corporation	5,453	601,357
Cognizant Technology Solutions Corporation Class A	2,806	203,547
Corning, Inc.	1,580	47,274
CSRA, Inc.	165	5,325
Dolby Laboratories, Inc. Class A	2,230	128,270
DXC Technology Co.	550	47,207
eBay, Inc.*	1,618	62,228
Electronic Arts, Inc.*	4,815	568,459
F5 Networks, Inc.*	11,291	1,361,243
Facebook, Inc. Class A*	13,632	2,329,300
Fidelity National Information Services, Inc.	549	51,271
Fiserv, Inc.*	2,293	295,705
FLIR Systems, Inc.	8,099	315,132
Gartner, Inc.*	3,240	403,088
Global Payments, Inc.	200	19,006
Harris Corporation	225	29,628
Hewlett Packard Enterprise Co.	2,988	43,953
HP, Inc.	2,972	59,321
Intel Corporation	34,862	1,327,545
International Business Machines Corporation	12,012	1,742,701
Intuit, Inc.	13,910	1,977,167
IPG Photonics Corporation*	367	67,917
Jack Henry & Associates, Inc.Δ	5,373	552,291
Juniper Networks, Inc.	571	15,891
KLA-Tencor Corporation	188	19,928
Lam Research Corporation	290	53,662
MasterCard, Inc. Class A	19,765	2,790,818
Maxim Integrated Products, Inc.	115,674	5,518,807
Microchip Technology, Inc.	519	46,596
Micron Technology, Inc.*	1,756	69,063
Microsoft Corporation	63,474	4,728,178
Motorola Solutions, Inc.	226	19,181
National Instruments CorporationΔ	3,760	158,559
NetApp, Inc.	374	16,366
NVIDIA Corporation	5,524	987,525
Oracle Corporation	113,676	5,496,235
Paychex, Inc.	21,493	1,288,720
PayPal Holdings, Inc.*	1,878	120,248
Qorvo, Inc.*	175	12,369
QUALCOMM, Inc.	3,351	173,716
Red Hat, Inc.*	303	33,591
salesforce.com, Inc.*	1,229	114,813
Skyworks Solutions, Inc.	3,552	361,949
Square, Inc. Class AΔ*	4,432	127,686
Symantec Corporation	1,290	42,325
Synopsys, Inc.*	600	48,318
Teradata CorporationΔ*	2,305	77,886
Texas Instruments, Inc.	26,237	2,351,885
Total System Services, Inc.	261	17,096
VeriSign, Inc.*	180	19,150
Visa, Inc. Class AΔ	31,237	3,287,382
Western Digital Corporation	561	48,470
Western Union Co. (The)	622	11,942

See Notes to Schedules of Investments.	119

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Xerox Corporation	314	$10,453
Xilinx, Inc.	7,253	513,730

		59,498,763

Materials — 1.2%
Air Products & Chemicals, Inc.	32,951	4,982,850
Albemarle Corporation	215	29,307
Ball Corporation	452	18,667
Bemis Co., Inc.	42,100	1,918,497
CF Industries Holdings, Inc.	530	18,635
DowDuPont, Inc.	5,613	388,588
Eastman Chemical Co.	174	15,745
Ecolab, Inc.	7,554	971,520
FMC Corporation	211	18,844
Freeport-McMoRan, Inc.*	2,471	34,693
International Flavors & Fragrances, Inc.	693	99,037
International Paper Co.	12,240	695,477
Martin Marietta Materials, Inc.	107	22,067
Monsanto Co.	713	85,432
Mosaic Co. (The)	713	15,394
NewMarket Corporation	540	229,905
Newmont Mining Corporation	1,042	39,085
Nucor Corporation	550	30,822
Packaging Corporation of America	176	20,184
PPG Industries, Inc.	6,926	752,579
Praxair, Inc.	2,185	305,332
Sealed Air Corporation	225	9,612
Sherwin-Williams Co. (The)	2,425	868,247
Vulcan Materials Co.	294	35,162
WestRock Co.	409	23,202

		11,628,883

Real Estate — 0.8%
American Tower Corporation REIT	9,034	1,234,767
Apartment Investment & Management Co. Class A REIT	481	21,097
AvalonBay Communities, Inc. REIT	351	62,625
Boston Properties, Inc. REIT	9,057	1,112,924
CBRE Group, Inc. Class A*	534	20,228
Crown Castle International Corporation REIT	1,012	101,180
Digital Realty Trust, Inc. REIT	278	32,896
Equinix, Inc. REIT	132	58,912
Equity Residential REIT	543	35,800
Essex Property Trust, Inc. REIT	109	27,689
Extra Space Storage, Inc. REIT	205	16,384
Federal Realty Investment Trust REIT	55	6,831
GGP, Inc. REIT	1,040	21,601
HCP, Inc. REIT	895	24,908
Host Hotels & Resorts, Inc. REIT	1,486	27,476
Iron Mountain, Inc. REIT	502	19,528
Kimco Realty Corporation REIT	934	18,260
Macerich Co. (The) REIT	159	8,740
Mid-America Apartment Communities, Inc. REIT	202	21,590
Prologis, Inc. REIT	1,007	63,904
Public Storage REIT	251	53,711
Realty Income Corporation REITΔ	487	27,851
Simon Property Group, Inc. REIT	789	127,037
SL Green Realty Corporation REIT	174	17,630
UDR, Inc. REIT	300	11,409
Ventas, Inc. REIT	697	45,396
Vornado Realty Trust REIT	299	22,987
Welltower, Inc. REIT	717	50,391
Weyerhaeuser Co. REIT	132,507	4,509,213

		7,802,965

Telecommunication Services — 0.9%
AT&T, Inc.	82,906	3,247,428
CenturyLink, Inc.	1,162	21,962
Level 3 Communications, Inc.*	391	20,836
Verizon Communications, Inc.	104,333	5,163,440

		8,453,666

Utilities — 5.1%
AES Corporation	1,420	15,648
Alliant Energy Corporation	4,100	170,437
Ameren Corporation	18,862	1,090,978
American Electric Power Co., Inc.	24,184	1,698,684
AmericanWater Works Co., Inc.	21,200	1,715,292
Aqua America, Inc.Δ	31,113	1,032,640
Atmos Energy Corporation	60,663	5,085,986
CenterPoint Energy, Inc.	11,891	347,336
CMS Energy Corporation	355	16,444
Consolidated Edison, Inc.	16,860	1,360,265
Dominion Energy, Inc.	15,147	1,165,259
DTE Energy Co.	10,389	1,115,363
Duke Energy Corporation	13,455	1,129,144
Edison International	19,749	1,524,030
Entergy Corporation	614	46,885
Eversource Energy	31,453	1,901,019
Exelon Corporation	6,553	246,852
FirstEnergy Corporation	1,116	34,406
NextEra Energy, Inc.	11,158	1,635,205
NiSource, Inc.	15,696	401,661
NRG Energy, Inc.	569	14,561
OGE Energy Corporation	10,332	372,262
ONE Gas, Inc.	58,542	4,311,033
PG&E Corporation	77,236	5,258,999
PinnacleWest Capital Corporation	41,565	3,514,736
PPL Corporation	5,163	195,936
Public Service Enterprise Group, Inc.	37,675	1,742,469
SCANA Corporation	243	11,783
Sempra Energy	1,564	178,499
Southern Co. (The)	18,461	907,174
Spire, Inc.Δ	46,962	3,505,729
UGI Corporation	34,345	1,609,407
Vectren Corporation	16,146	1,061,922
WEC Energy Group, Inc.Δ	8,713	547,002
Westar Energy, Inc.	36,100	1,790,560

120	See Notes to Schedules of Investments.

	Shares	Value
Xcel Energy, Inc.	19,740	$934,097

		47,689,703

Total Common Stocks (Cost $310,900,351)		392,011,509

FOREIGN COMMON STOCKS — 5.0%
Curacao — 0.8%
Schlumberger, Ltd.	101,521	7,082,105

France — 0.8%
TOTAL SAΔ	144,219	7,746,211

Ireland — 1.1%
Accenture PLC Class A	15,359	2,074,540
Allegion PLC	94	8,128
Eaton Corporation PLC	837	64,273
Ingersoll-Rand PLC	431	38,432
Johnson Controls International PLC	1,898	76,471
Medtronic PLC	107,165	8,334,222
Pentair PLC	224	15,223
Seagate Technology PLC	738	24,480
Willis Towers Watson PLC	205	31,617

		10,667,386

Japan — 0.0%
Honda Motor Co., Ltd.	12,400	367,179

Jersey — 0.1%
Delphi Automotive PLC	5,196	511,286

Netherlands — 0.3%
LyondellBasell Industries NV Class A	618	61,213
Mylan NV*	3,568	111,928
Unilever NV CVA	41,200	2,436,662

		2,609,803

Singapore — 0.0%
Broadcom, Ltd.	707	171,476

Switzerland — 1.5%
Chubb, Ltd.	46,709	6,658,368
Garmin, Ltd.	9,747	526,045
Roche Holding AG	25,900	6,611,742
Roche Holding AG ADRΔ	11,700	374,400
TE Connectivity, Ltd.	617	51,248

		14,221,803

United Kingdom — 0.4%
Aon PLC	8,532	1,246,525
Nielsen Holdings PLC	668	27,688
Royal Dutch Shell PLC	75,900	2,293,788
TechnipFMC PLC*	913	25,491

		3,593,492

Total Foreign Common Stocks (Cost $43,610,200)		46,970,741

PREFERRED STOCKS — 1.0%
Bank of America Corporation,
7.25%, 12/31/49 CONV	3,461	4,504,388
Stanley Black & Decker, Inc.,
5.38%, 09/28/17 CONVΔ	20,305	2,327,968
Wells Fargo & Co.,
7.50%, 08/29/17 CONV	367	482,605
Welltower, Inc.,
6.50%, 12/31/49 CONV	30,900	1,959,987

Total Preferred Stocks (Cost $8,787,651)		9,274,948

MASTER LIMITED PARTNERSHIP — 0.7%
Spectra Energy Partners LP (Cost $6,678,959)	153,472	6,811,087

SYNTHETIC CONVERTIBLE INSTRUMENT — 0.1%
Goldman Sachs International CONV (Cost $861,028)	16,100	938,578

	Par
CORPORATE BONDS — 25.3%
Advanced Micro Devices, Inc.
2.13%, 09/01/26 CONV	$330,000	585,338
Akamai Technologies, Inc.
0.00%, 02/15/19 CONVΩ	3,532,000	3,439,285
Allscripts Healthcare Solutions, Inc.
1.25%, 07/01/20 CONVΔ	3,400,000	3,612,500
Altaba, Inc.
0.00%, 12/01/18 CONVΩ	450,000	585,000
Ares Capital Corporation
4.38%, 01/15/19 CONV	3,313,000	3,404,107
3.75%, 02/01/22 CONV 144A	1,517,000	1,547,340
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/20 CONV	943,000	1,133,368
0.60%, 08/01/24 CONVΔ	3,470,000	3,524,219
Blackhawk Network Holdings, Inc.
1.50%, 01/15/22 CONVΔ	4,035,000	4,519,200
Brookdale Senior Living, Inc.
2.75%, 06/15/18 CONV	1,102,000	1,100,623
CalAtlantic Group, Inc.
1.63%, 05/15/18 CONV	947,000	1,144,686
0.25%, 06/01/19 CONV	1,245,000	1,198,313
Centene Corporation
5.63%, 02/15/21	935,000	974,925
Chart Industries, Inc.
2.00%, 08/01/18 CONVΔ	2,160,000	2,162,700
Chesapeake Energy Corporation
5.50%, 09/15/26 CONV 144A	1,730,000	1,595,925
Ciena Corporation
3.75%, 10/15/18 CONV	415,000	502,928
Citigroup, Inc.
5.95%, 01/30/23†	3,245,000	3,496,487
Citrix Systems, Inc.
0.50%, 04/15/19 CONV	3,185,000	3,702,562

See Notes to Schedules of Investments.	121

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
DexCom, Inc.
0.75%, 05/15/22 CONV 144A	$1,665,000	$1,493,297
DISH Network Corporation
2.38%, 03/15/24 CONV 144A	2,210,000	2,201,712
3.38%, 08/15/26 CONV	1,385,000	1,556,394
Dycom Industries, Inc.
0.75%, 09/15/21 CONV	1,083,000	1,235,974
Electronics For Imaging, Inc.
0.75%, 09/01/19 CONVΔ	1,783,000	1,857,663
Empire State Realty OP LP REIT
2.63%, 08/15/19 CONV 144A	400,000	447,500
Envestnet, Inc.
1.75%, 12/15/19 CONV	1,390,000	1,465,581
EuronetWorldwide, Inc.
1.50%, 10/01/44 CONV	816,000	1,107,720
Extra Space Storage LP REIT
3.13%, 10/01/35 CONV 144A	2,750,000	3,006,094
Finisar Corporation
0.50%, 12/15/36 CONV 144A	1,960,000	1,842,400
FireEye, Inc.
1.63%, 06/01/35 CONV	3,100,000	2,890,750
General Electric Co.
5.00%, 01/21/21†	7,000,000	7,412,650
Gogo, Inc.
3.75%, 03/01/20 CONV	1,820,000	1,682,363
Goldman Sachs Group, Inc. (The)
5.30%, 11/10/26†Δ	1,940,000	2,087,925
Greenbrier Cos., Inc. (The)
2.88%, 02/01/24 CONV 144AΔ	1,065,000	1,202,119
HCA, Inc.
6.50%, 02/15/20	910,000	993,038
Hubspot, Inc.
0.25%, 06/01/22 CONV 144A	1,660,000	1,841,562
IAC FinanceCo, Inc.
0.88%, 10/01/22 CONV 144A	1,034,000	1,078,591
Inphi Corporation
0.75%, 09/01/21 CONV 144A	1,115,000	1,147,753
Integrated Device Technology, Inc.
0.88%, 11/15/22 CONV	2,649,000	2,837,741
Intel Corporation
3.49%, 12/15/35 CONV	3,936,000	5,608,800
Jazz Investments I, Ltd.
1.88%, 08/15/21 CONVΔ	4,105,000	4,338,472
Lam Research Corporation
1.25%, 05/15/18 CONV	422,000	1,291,848
LendingTree, Inc.
0.63%, 06/01/22 CONV 144A	1,335,000	1,770,544
Liberty Expedia Holdings, Inc.
1.00%, 06/30/47 CONV 144AΔ	2,270,000	2,424,644
Liberty Interactive LLC
1.75%, 09/30/46 CONV 144A	995,000	1,184,050
Liberty Media Corp-Liberty Formula One
1.00%, 01/30/23 CONV 144A	1,010,000	1,205,688
Liberty Media Corporation
1.38%, 10/15/23 CONV	973,000	1,182,000
2.25%, 09/30/46 CONV	2,095,000	2,236,412
Ligand Pharmaceuticals, Inc.
0.75%, 08/15/19 CONV	395,000	722,603
Live Nation Entertainment, Inc.
2.50%, 05/15/19 CONV	3,090,000	4,092,319
Lumentum Holdings, Inc.
0.25%, 03/15/24 CONV 144A	960,000	1,104,600
Macquarie Infrastructure Corporation
2.88%, 07/15/19 CONVΔ	2,188,000	2,334,322
2.00%, 10/01/23 CONVΔ	2,570,000	2,502,537
Medidata Solutions, Inc.
1.00%, 08/01/18 CONV	2,819,000	3,893,744
Microchip Technology, Inc.
1.63%, 02/15/25 CONV	683,000	1,195,250
1.63%, 02/15/27 CONV 144A	8,959,000	10,924,381
Micron Technology, Inc.
3.00%, 11/15/43 CONV	1,020,000	1,414,613
Molina Healthcare, Inc.
1.63%, 08/15/44 CONV	2,453,000	3,084,647
Nabors Industries, Inc.
0.75%, 01/15/24 CONV 144AΔ	1,120,000	913,500
National Health Investors, Inc. REIT
3.25%, 04/01/21 CONV	1,164,000	1,342,965
Navistar International Corporation
4.75%, 04/15/19 CONVΔ	2,504,000	2,754,400
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 CONV 144A	1,085,000	1,237,578
NextEra Energy Partners LP
1.50%, 09/15/20 CONV 144A	2,170,000	2,126,600
Nice Systems, Inc.
1.25%, 01/15/24 CONV 144A	1,035,000	1,172,138
NRG Yield, Inc.
3.50%, 02/01/19 CONV 144A	2,416,000	2,467,340
3.25%, 06/01/20 CONV 144A	2,790,000	2,795,231

122	See Notes to Schedules of Investments.

	Par	Value
Nuance Communications, Inc.
1.00%, 12/15/35 CONV	$2,820,000	$2,654,325
NuVasive, Inc.
2.25%, 03/15/21 CONV	2,433,000	2,778,182
Oasis Petroleum, Inc.
2.63%, 09/15/23 CONVΔ	465,000	507,431
ON Semiconductor Corporation
1.00%, 12/01/20 CONV	4,437,000	5,316,081
OSI Systems, Inc.
1.25%, 09/01/22 CONV 144A	1,125,000	1,220,625
Pacira Pharmaceuticals, Inc.
2.38%, 04/01/22 CONV 144A	1,115,000	1,094,094
PDC Energy, Inc.
1.13%, 09/15/21 CONV	570,000	557,888
Priceline Group, Inc.
0.90%, 09/15/21 CONVΔ	1,943,000	2,234,450
Priceline Group, Inc. (The)
0.35%, 06/15/20 CONV	1,125,000	1,629,141
Proofpoint, Inc.
0.75%, 06/15/20 CONV	2,975,000	3,731,766
Red Hat, Inc.
0.25%, 10/01/19 CONV	1,192,000	1,840,150
Rovi Corporation
0.50%, 03/01/20 CONVΔ	1,700,000	1,715,937
Royal Gold, Inc.
2.88%, 06/15/19 CONV	3,646,000	4,042,502
salesforce.com, Inc.
0.25%, 04/01/18 CONV	1,453,000	2,044,189
ServiceNow, Inc.
0.00%, 11/01/18 CONVΩ	368,000	592,710
0.00%, 06/01/22 CONV 144AΩ	3,804,000	4,110,697
Silicon Laboratories, Inc.
1.38%, 03/01/22 CONV 144A	2,270,000	2,526,794
SM Energy Co.
1.50%, 07/01/21 CONV	577,000	544,544
SolarCity Corporation
1.63%, 11/01/19 CONV	1,168,000	1,109,600
Spirit Realty Capital, Inc. REIT
2.88%, 05/15/19 CONV	1,119,000	1,123,896
Square, Inc.
0.38%, 03/01/22 CONV 144AΔ	1,125,000	1,584,141
Starwood Property Trust, Inc. REIT
4.38%, 04/01/23 CONV	3,865,000	3,927,806
Starwood Waypoint Homes REIT
3.50%, 01/15/22 CONV 144A	2,650,000	2,989,531
Teradyne, Inc.
1.25%, 12/15/23 CONV 144AΔ	3,802,000	5,078,046
Tesla, Inc.
1.25%, 03/01/21 CONV	1,680,000	1,896,300
2.38%, 03/15/22 CONV	960,000	1,181,400
Tutor Perini Corporation
2.88%, 06/15/21 CONV	1,458,000	1,704,949
Twitter, Inc.
1.00%, 09/15/21 CONV	4,068,000	3,755,272
Two Harbors Investment Corporation REIT
6.25%, 01/15/22 CONV	4,195,000	4,509,625
U.S. Bancorp
5.30%, 04/15/27†	2,568,000	2,805,540
VEREIT, Inc.
3.00%, 08/01/18 CONV	1,687,000	1,699,652
Verint Systems, Inc.
1.50%, 06/01/21 CONVΔ	4,066,000	3,994,845
Wayfair, Inc.
0.38%, 09/01/22 CONV 144A	1,140,000	1,107,225
Weatherford International, Ltd.
5.88%, 07/01/21 CONV	1,580,000	1,729,112
Web.com Group, Inc.
1.00%, 08/15/18 CONVΔ	3,715,000	3,710,356
Wells Fargo & Co.
7.98%, 03/15/18†	998,000	1,029,188
Whiting Petroleum Corporation
1.25%, 04/01/20 CONV	1,351,000	1,210,834
Workday, Inc.
1.50%, 07/15/20 CONV	800,000	1,127,000
0.25%, 10/01/22 CONV 144A	2,285,000	2,277,859
Wright Medical Group, Inc.
2.00%, 02/15/20 CONV	2,730,000	2,963,756
Zillow Group, Inc.
2.00%, 12/01/21 CONV 144A	2,085,000	2,266,134

Total Corporate Bonds (Cost $222,051,649)		238,863,132

FOREIGN BONDS — 2.0%
Canada — 0.3%
Canadian Imperial Bank of Commerce
0.00%, 03/15/18†	10,200	1,816,069
0.00%, 03/29/18†	5,400	642,800

		2,458,869

France — 0.4%
TOTAL SA
0.50%, 12/02/22 CONV	2,800,000	2,872,100
Vinci SA
0.38%, 02/16/22 CONV	1,000,000	1,113,000

		3,985,100

See Notes to Schedules of Investments.	123

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Jersey — 0.1%
Ensco Jersey Finance, Ltd.
3.00%, 01/31/24 CONV 144AΔ	$1,165,000	$993,163

Netherlands — 0.7%
QIAGEN NV
0.38%, 03/19/19 CONV	1,800,000	2,095,137
Siemens Financieringsmaatschappij NV
1.65%, 08/16/19 CONV	1,500,000	1,826,625
STMicroelectronics NV
0.25%, 07/03/24 CONV	2,600,000	2,967,900

		6,889,662

Switzerland — 0.2%
Credit Suisse AG
0.00%, 01/09/18Ω	28,900	1,201,518
UBS AG
0.00%, 03/09/20 CONV 144AΩ	25,000	1,031,250

		2,232,768

United Kingdom — 0.3%
Goldman Sachs International
1.00%, 01/16/18	11,300	498,838
Inmarsat PLC
3.88%, 09/09/23 CONV	2,200,000	2,403,500

		2,902,338

Total Foreign Bonds (Cost $18,880,981)		19,461,900

	Shares
MONEY MARKET FUNDS — 8.3%
GuideStone Money Market Fund (Investor Class)¥	40,224,706	40,224,706
Northern Institutional Government Assets Portfolio	1,980,922	1,980,922
Northern Institutional Liquid Assets Portfolio§	36,429,054	36,429,054

Total Money Market Funds (Cost $78,634,681)		78,634,682

	Par
U.S. TREASURY OBLIGATIONS — 19.9%
U.S. Treasury Bills
1.20%, 06/21/18Ω	$32,680,000	32,398,151
1.19%, 07/19/18Ω	37,000,000	36,634,884
U.S. Treasury Notes 0.75%, 10/31/17	22,900,000	22,894,847
0.88%, 11/30/17	35,080,000	35,067,687
0.75%, 02/28/18	27,200,000	27,154,318
1.00%, 05/15/18	33,820,000	33,771,790

Total U.S. Treasury Obligations (Cost $187,957,901)		187,921,677

TOTAL INVESTMENTS — 103.8% (Cost $878,363,401)		980,888,254

	Number of Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.1)%
Call Options — (0.0)%
S&P 500®, Strike Price $2,495.00, Expires 10/02/17 (MSCS)	(12)	$(3,023,232)	$(30,000)
S&P 500®, Strike Price $2,500.00, Expires 10/06/17 (MSCS)	(12)	(3,023,232)	(25,800)
S&P 500®, Strike Price $2,505.00, Expires 10/04/17 (MSCS)	(14)	(3,527,104)	(23,100)
S&P 500®, Strike Price $2,520.00, Expires 10/09/17 (MSCS)	(13)	(3,275,168)	(10,790)
S&P 500®, Strike Price $2,525.00, Expires 10/23/17 (MSCS)	(13)	(3,275,168)	(16,640)
S&P 500®, Strike Price $2,530.00, Expires 10/11/17 (MSCS)	(9)	(2,267,424)	(4,680)
S&P 500®, Strike Price $2,530.00, Expires 10/13/17 (MSCS)	(13)	(3,275,168)	(8,190)
S&P 500®, Strike Price $2,530.00, Expires 10/20/17 (MSCS)	(13)	(3,275,168)	(12,480)
S&P 500®, Strike Price $2,535.00, Expires 10/16/17 (MSCS)	(17)	(4,282,912)	(8,840)
S&P 500®, Strike Price $2,535.00, Expires 10/18/17 (MSCS)	(12)	(3,023,232)	(6,960)
S&P 500®, Strike Price $2,540.00, Expires 10/25/17 (MSCS)	(14)	(3,527,104)	(9,660)
S&P 500®, Strike Price $2,550.00, Expires 10/27/17 (MSCS)	(13)	(3,275,168)	(6,695)

			(163,835)

Put Options — (0.1)%
S&P 500®, Strike Price $2,385.00, Expires 10/02/17 (MSCS)	(68)	(17,131,648)	(680)
S&P 500®, Strike Price $2,405.00, Expires 10/04/17 (MSCS)	(62)	(15,620,032)	(1,426)
S&P 500®, Strike Price $2,405.00, Expires 10/06/17 (MSCS)	(63)	(15,871,968)	(2,520)

124	See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,430.00, Expires 10/09/17 (MSCS)	(62)	$(15,620,032)	$(5,270)
S&P 500®, Strike Price $2,440.00, Expires 10/11/17 (MSCS)	(64)	(16,123,904)	(9,152)
S&P 500®, Strike Price $2,440.00, Expires 10/23/17 (MSCS)	(64)	(16,123,904)	(25,920)
S&P 500®, Strike Price $2,445.00, Expires 10/13/17 (MSCS)	(59)	(14,864,224)	(12,390)
S&P 500®, Strike Price $2,450.00, Expires 10/18/17 (MSCS)	(66)	(16,627,776)	(21,780)
S&P 500®, Strike Price $2,450.00, Expires 10/20/17 (MSCS)	(65)	(16,375,840)	(26,975)
S&P 500®, Strike Price $2,455.00, Expires 10/16/17 (MSCS)	(65)	(16,375,840)	(19,500)
S&P 500®, Strike Price $2,465.00, Expires 10/25/17 (MSCS)	(66)	(16,627,776)	(44,880)
S&P 500®, Strike Price $2,465.00, Expires 10/27/17 (MSCS)	(66)	(16,627,776)	(50,820)

			(221,313)

Total Written Options (Premiums received $(771,575))			(385,148)

Liabilities in Excess of Other Assets — (3.7)%			(35,065,807)

NET ASSETS — 100.0%			$945,437,299

Forward Foreign Currency Contracts outstanding at September 30, 2017:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/29/17	U.S. Dollars	173,296	Japanese Yen	18,948,150	CS	$4,098
12/29/17	U.S. Dollars	34,211	Japanese Yen	3,708,450	CS	1,097
12/29/17	U.S. Dollars	59,074	Japanese Yen	6,553,710	CS	553
12/29/17	U.S. Dollars	7,915	Japanese Yen	870,840	CS	139
12/29/17	U.S. Dollars	7,152	Japanese Yen	797,220	CS	33

Subtotal Appreciation						$5,920

12/29/17	U.S. Dollars	58,373	Japanese Yen	6,552,270	CS	(135)
12/29/17	U.S. Dollars	6,348,586	Swiss Francs	6,131,973	CS	(24,612)
12/29/17	U.S. Dollars	11,301,449	Euro	9,534,915	UBS	(27,461)

Subtotal Depreciation						$(52,208)

Total Forward Foreign Currency Contracts outstanding at September 30, 2017						$(46,288)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$392,011,509	$392,011,509	$—	$—
Corporate Bonds	238,863,132	—	238,863,132	—
Foreign Bonds:
Canada	2,458,869	—	1,816,069	642,800
France	3,985,100	—	3,985,100	—

See Notes to Schedules of Investments.	125

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Jersey	$993,163	$—	$993,163	$—
Netherlands	6,889,662	—	6,889,662	—
Switzerland	2,232,768	—	—	2,232,768
United Kingdom	2,902,338	—	2,902,338	—
Foreign Common Stocks:
Curacao	7,082,105	7,082,105	—	—
France	7,746,211	7,746,211	—	—
Ireland	10,667,386	10,667,386	—	—
Japan	367,179	367,179	—	—
Jersey	511,286	511,286	—	—
Netherlands	2,609,803	2,609,803	—	—
Singapore	171,476	171,476	—	—
Switzerland	14,221,803	14,221,803	—	—
United Kingdom	3,593,492	3,593,492	—	—
Master Limited Partnership	6,811,087	6,811,087	—	—
Money Market Funds	78,634,682	78,634,682	—	—
Preferred Stocks	9,274,948	9,274,948	—	—
U.S. Treasury Obligations	187,921,677	—	187,921,677	—
Synthetic Convertible Instruments	938,578	—	—	938,578

Total Assets — Investments in Securities	$980,888,254	$533,702,967	$443,371,141	$3,814,146

Other Financial Instruments***
Forward Foreign Currency Contracts	$5,920	$—	$5,920	$—

Total Assets — Other Financial Instruments	$5,920	$—	$5,920	$—

Liabilities:
Investments in Securities:
Written Options:
Call Options	$(163,835)	$(163,835)	$—	$—
Put Options	(221,313)	(221,313)	—	$—

Total Liabilities — Investments in Securities	$(385,148)	$(385,148)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(52,208)	$—	$(52,208)	$—

Total Liabilities — Other Financial Instruments	$(52,208)	$—	$(52,208)	$—

***	Other financial instruments are derivative instruments, such as forwards contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Forward Foreign Currency Contracts outstanding” disclosure.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to total net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the period ended September 30, 2017.

There were no transfers between Level 2 and Level 3 during the period ended September 30, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2017.

126	See Notes to Schedules of Investments.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 93.5%
Consumer Discretionary — 11.3%
Advance Auto Parts, Inc.Δ	2,745	$272,304
Amazon.com, Inc.*	16,337	15,705,575
AutoZone, Inc.*	1,114	662,953
Best Buy Co., Inc.	10,393	591,985
BorgWarner, Inc.	6,279	321,673
CarMax, Inc.Δ*	7,247	549,395
Carnival Corporation	19,642	1,268,284
CBS Corporation Class B (Non-Voting Shares)	15,355	890,590
Charter Communications, Inc. Class A*	8,922	3,242,433
Chipotle Mexican Grill, Inc.Δ*	1,449	446,046
Coach, Inc.	10,404	419,073
Comcast Corporation Class A	196,067	7,544,658
D.R. Horton, Inc.	12,145	484,950
Darden Restaurants, Inc.	6,841	538,934
Discovery Communications, Inc. Class AΔ*	5,482	116,712
Discovery Communications, Inc. Class C*	12,145	246,058
DISH Network Corporation Class A*	6,703	363,504
Dollar General Corporation	10,512	851,998
Dollar Tree, Inc.*	10,063	873,670
Expedia, Inc.Δ	5,070	729,776
Foot Locker, Inc.	5,069	178,530
Ford Motor Co.	148,420	1,776,587
Gap, Inc. (The)Δ	8,085	238,750
General Motors Co.	51,917	2,096,408
Genuine Parts Co.	5,571	532,866
Goodyear Tire & Rubber Co. (The)	7,868	261,611
H&R Block, Inc.	8,300	219,784
Hanesbrands, Inc.Δ	14,216	350,282
Harley-Davidson, Inc.Δ	8,982	433,022
Hasbro, Inc.	4,114	401,814
Hilton Worldwide Holdings, Inc.	7,469	518,722
Home Depot, Inc. (The)	49,131	8,035,866
Interpublic Group of Cos., Inc. (The)Δ	17,812	370,311
Kohl’s CorporationΔ	6,969	318,135
L Brands, Inc.Δ	9,448	393,131
Leggett & Platt, Inc.	4,991	238,220
Lennar Corporation Class A	6,785	358,248
LKQ Corporation*	11,558	415,972
Lowe’s Cos., Inc.	34,920	2,791,505
Macy’s, Inc.Δ	13,402	292,432
Marriott International, Inc. Class A	13,339	1,470,758
Mattel, Inc.Δ	19,187	297,015
McDonald’s Corporation	37,216	5,831,003
Michael Kors Holdings, Ltd.*	4,400	210,540
Mohawk Industries, Inc.*	2,387	590,806
Netflix, Inc.*	17,660	3,202,641
Newell Brands, Inc.	19,676	839,575
News Corporation Class A	13,865	183,850
News Corporation Class B	13,984	190,882
NIKE, Inc. Class B	53,054	2,750,850
Nordstrom, Inc.Δ	4,745	223,727
O’Reilly Automotive, Inc.*	3,583	771,671
Omnicom Group, Inc.Δ	11,030	816,992
Priceline Group, Inc. (The)*	2,004	3,668,963
PulteGroup, Inc.	11,415	311,972
PVH Corporation	2,959	373,012
Ralph Lauren Corporation	2,058	181,701
Ross Stores, Inc.	14,955	965,644
Royal Caribbean Cruises, Ltd.	6,553	776,793
Scripps Networks Interactive, Inc. Class A	3,568	306,456
Signet Jewelers, Ltd.Δ	2,131	141,818
Starbucks Corporation	62,445	3,353,921
Target Corporation	23,092	1,362,659
Tiffany & Co.	4,009	367,946
TimeWarner, Inc.	33,191	3,400,418
TJX Cos., Inc. (The)	25,659	1,891,838
Tractor Supply Co.	4,911	310,817
TripAdvisor, Inc.Δ*	4,311	174,725
Twenty-First Century Fox, Inc. Class A	40,561	1,069,999
Twenty-First Century Fox, Inc. Class B	27,297	703,990
Ulta Beauty, Inc.*	2,317	523,781
Under Armour, Inc. Class AΔ*	4,310	71,029
Under Armour, Inc. Class CΔ*	9,410	141,338
VF CorporationΔ	12,323	783,373
Walt Disney Co. (The)	63,549	6,264,025
Whirlpool Corporation	2,806	517,539
WyndhamWorldwide Corporation	4,156	438,084
Yum! Brands, Inc.	15,763	1,160,314

		102,985,232

Consumer Staples — 7.3%
Archer-Daniels-Midland Co.	22,917	974,202
Campbell Soup Co.	11,361	531,922
Church & Dwight Co., Inc.	15,616	756,595
Clorox Co. (The)	7,450	982,729
Coca-Cola Co. (The)	174,570	7,857,396
Colgate-Palmolive Co.	44,276	3,225,507
Conagra Brands, Inc.	21,488	725,005
Costco Wholesale Corporation	19,512	3,205,626
Coty, Inc. Class A	30,795	509,041
CVS Health Corporation	42,193	3,431,135
Dr. Pepper Snapple Group, Inc.	10,724	948,752
Estee Lauder Cos., Inc. (The) Class A	11,572	1,247,924
General Mills, Inc.Δ	27,499	1,423,348
Hershey Co. (The)	8,923	974,124
Hormel Foods CorporationΔ	15,131	486,310
J.M. Smucker Co. (The)	6,605	693,063
Kellogg Co.Δ	14,617	911,662
Kimberly-Clark Corporation	15,826	1,862,404
Kraft Heinz Co. (The)	31,323	2,429,099
Kroger Co. (The)	40,430	811,026
McCormick & Co., Inc. (Non-Voting
Shares)	7,331	752,454
Mondelez International, Inc. Class A	64,259	2,612,771
Monster Beverage Corporation*	16,689	922,067
PepsiCo, Inc.	66,764	7,439,513
Procter & Gamble Co. (The)	111,697	10,162,193

See Notes to Schedules of Investments.	127

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sysco Corporation	25,231	$1,361,212
Tyson Foods, Inc. Class A	17,363	1,223,223
Walgreens Boots Alliance, Inc.	35,180	2,716,600
Wal-Mart Stores, Inc.	65,719	5,135,283

		66,312,186

Energy — 5.6%
Anadarko Petroleum Corporation	23,055	1,126,237
Andeavor	5,815	599,817
Apache CorporationΔ	13,964	639,551
Archrock, Inc.	13	163
Baker Hughes a GE Co.	19,911	729,141
Cabot Oil & Gas Corporation	17,428	466,199
Chesapeake Energy CorporationΔ*	31,317	134,663
Chevron Corporation	80,403	9,447,352
Cimarex Energy Co.	3,553	403,870
Concho Resources, Inc.*	5,435	715,898
ConocoPhillips	49,195	2,462,210
Devon Energy Corporation	20,640	757,694
EOG Resources, Inc.	22,624	2,188,646
EQT CorporationΔ	6,378	416,101
Exterran Corporation*	6	190
Exxon Mobil Corporation	182,408	14,953,808
Halliburton Co.	37,920	1,745,458
Helmerich & Payne, Inc.Δ	4,961	258,518
Hess CorporationΔ	11,305	530,091
Kinder Morgan, Inc.	89,126	1,709,437
Marathon Oil Corporation	37,078	502,778
Marathon Petroleum Corporation	21,070	1,181,606
National Oilwell Varco, Inc.Δ	16,866	602,622
Newfield Exploration Co.*	7,387	219,172
Noble Energy, Inc.	17,666	501,008
Occidental Petroleum Corporation	34,882	2,239,773
ONEOK, Inc.	16,720	926,455
Phillips 66	18,718	1,714,756
Pioneer Natural Resources Co.	7,424	1,095,337
Range Resources CorporationΔ	6,377	124,798
Valero Energy Corporation	18,837	1,449,130
Williams Cos., Inc. (The)	38,539	1,156,555

		50,999,034

Financials — 13.8%
Affiliated Managers Group, Inc.	2,010	381,558
Aflac, Inc.	16,032	1,304,844
Allstate Corporation (The)	18,095	1,663,111
American Express Co.	32,417	2,932,442
American International Group, Inc.	41,489	2,547,010
Ameriprise Financial, Inc.	6,100	905,911
Arthur J. Gallagher & Co.	8,294	510,496
Assurant, Inc.	2,341	223,612
Bank of America Corporation	411,658	10,431,414
Bank of New York Mellon Corporation (The)	41,687	2,210,245
BB&T Corporation	31,819	1,493,584
Berkshire Hathaway, Inc. Class B*	78,815	14,448,366
BlackRock, Inc.	4,821	2,155,421
Brighthouse Financial, Inc.*	4,017	244,234
Capital One Financial Corporation	20,675	1,750,346
CBOE Holdings, Inc.	2,027	218,166
Charles Schwab Corporation (The)	47,906	2,095,408
Cincinnati Financial Corporation	5,441	416,617
Citigroup, Inc.	113,739	8,273,375
Citizens Financial Group, Inc.	19,869	752,439
CME Group, Inc.	14,110	1,914,445
Comerica, Inc.	6,388	487,149
Discover Financial Services	17,665	1,139,039
E*TRADE Financial Corporation*	10,478	456,946
Everest Re Group, Ltd.	1,237	282,518
Fifth Third Bancorp	28,756	804,593
Franklin Resources, Inc.	13,630	606,671
Goldman Sachs Group, Inc. (The)	14,836	3,518,951
Hartford Financial Services Group, Inc. (The)	14,682	813,823
Huntington Bancshares, Inc.	38,337	535,185
Intercontinental Exchange, Inc.	25,255	1,735,019
Invesco, Ltd.	15,292	535,832
JPMorgan Chase & Co.	147,012	14,041,116
KeyCorp	31,726	597,083
Leucadia National Corporation	12,259	309,540
Lincoln National Corporation	8,875	652,135
Loews Corporation	12,502	598,346
M&T Bank Corporation	5,892	948,848
Marsh & McLennan Cos., Inc.	23,474	1,967,356
MetLife, Inc.	45,712	2,374,738
Moody’s Corporation	7,521	1,046,998
Morgan Stanley	56,134	2,703,975
Nasdaq, Inc.	4,269	331,146
Navient Corporation	12,116	181,982
Northern Trust Corporation	7,800	717,054
People’s United Financial, Inc.Δ	11,480	208,247
PNC Financial Services Group, Inc. (The)	19,578	2,638,527
Principal Financial Group, Inc.	10,001	643,464
Progressive Corporation (The)	28,774	1,393,237
Prudential Financial, Inc.	17,136	1,821,900
Raymond James Financial, Inc.	2,928	246,918
Regions Financial Corporation	46,314	705,362
S&P Global, Inc.	10,813	1,690,180
State Street Corporation	14,760	1,410,170
SunTrust Banks, Inc.	18,647	1,114,531
Synchrony Financial	34,288	1,064,642
T. Rowe Price Group, Inc.Δ	9,221	835,884
Torchmark Corporation	4,186	335,257
Travelers Cos., Inc. (The)	14,413	1,765,881
U.S. Bancorp	66,172	3,546,158
Unum Group	8,642	441,865
Wells Fargo & Co.	193,144	10,651,892
XL Group, Ltd.	12,627	498,135
Zions Bancorporation	7,446	351,302

		125,622,639

Health Care — 13.3%
Abbott Laboratories	83,683	4,465,325
AbbVie, Inc.	71,634	6,365,397
Aetna, Inc.	13,737	2,184,320
Agilent Technologies, Inc.	12,235	785,487
Alexion Pharmaceuticals, Inc.*	10,659	1,495,351

128	See Notes to Schedules of Investments.

	Shares	Value
Align Technology, Inc.*	2,249	$418,921
Amgen, Inc.	33,367	6,221,277
Anthem, Inc.	11,135	2,114,314
Baxter International, Inc.	21,452	1,346,113
Becton, Dickinson and Co.	11,057	2,166,619
Biogen, Inc.*	9,740	3,049,789
Boston Scientific Corporation*	55,711	1,625,090
Bristol-Myers Squibb Co.	91,207	5,813,534
C.R. Bard, Inc.	3,813	1,222,066
Cardinal Health, Inc.	27,527	1,842,107
Celgene Corporation*	39,390	5,743,850
Centene Corporation*	8,263	799,610
Cerner Corporation*	11,882	847,424
Cigna Corporation	11,444	2,139,341
Cooper Cos., Inc. (The)	1,378	326,738
Danaher Corporation	24,341	2,087,971
DaVita, Inc.*	8,768	520,732
DENTSPLY SIRONA, Inc.	8,772	524,653
Edwards Lifesciences Corporation*	10,109	1,105,015
Eli Lilly & Co.	66,359	5,676,349
Envision Healthcare Corporation*	5,777	259,676
Express Scripts Holding Co.*	26,837	1,699,319
Gilead Sciences, Inc.	57,503	4,658,893
HCA Healthcare, Inc.*	12,602	1,002,993
Henry Schein, Inc.*	6,600	541,134
Hologic, Inc.*	11,305	414,780
Humana, Inc.	6,634	1,616,241
IDEXX Laboratories, Inc.*	4,626	719,297
Illumina, Inc.*	5,753	1,145,998
Incyte Corporation*	6,861	800,953
Intuitive Surgical, Inc.*	1,911	1,998,677
Johnson & Johnson	120,500	15,666,205
Laboratory Corporation of America Holdings*	7,436	1,122,613
McKesson Corporation	13,930	2,139,787
Mettler-Toledo International, Inc.*	1,034	647,449
Patterson Cos., Inc.Δ	3,194	123,448
PerkinElmer, Inc.	4,105	283,122
Quest Diagnostics, Inc.	9,445	884,430
Quintiles IMS Holdings, Inc.*	6,151	584,776
Regeneron Pharmaceuticals, Inc.*	5,159	2,306,692
ResMed, Inc.Δ	4,214	324,309
Stryker Corporation	14,905	2,116,808
Thermo Fisher Scientific, Inc.	15,848	2,998,442
UnitedHealth Group, Inc.	42,543	8,332,047
Universal Health Services, Inc. Class B	4,474	496,346
Varian Medical Systems, Inc.*	3,565	356,714
Vertex Pharmaceuticals, Inc.*	11,963	1,818,855
Waters Corporation*	3,363	603,726
Zimmer Biomet Holdings, Inc.	8,770	1,026,879
Zoetis, Inc.	44,839	2,858,935

		120,436,937

Industrials — 9.2%
3M Co.	25,449	5,341,745
Acuity Brands, Inc.Δ	1,643	281,413
Alaska Air Group, Inc.	5,031	383,714
American Airlines Group, Inc.Δ	21,202	1,006,883
AMETEK, Inc.	8,745	577,520
Arconic, Inc.	16,474	409,873
Boeing Co. (The)	23,761	6,040,284
C.H. Robinson Worldwide, Inc.Δ	5,208	396,329
Caterpillar, Inc.	22,039	2,748,484
Cintas CorporationΔ	3,159	455,781
CSX Corporation	35,484	1,925,362
Cummins, Inc.	5,861	984,824
Deere & Co.	11,036	1,386,011
Delta Air Lines, Inc.	31,735	1,530,262
Dover Corporation	5,776	527,869
Emerson Electric Co.	23,868	1,499,865
Equifax, Inc.Δ	5,167	547,650
Expeditors International of Washington, Inc.	6,818	408,125
Fastenal Co.	10,759	490,395
FedEx Corporation	9,248	2,086,164
Flowserve Corporation	4,858	206,902
Fluor Corporation	5,110	215,131
Fortive Corporation	11,111	786,548
Fortune Brands Home & Security, Inc.	5,687	382,337
General Dynamics Corporation	10,988	2,258,913
General Electric Co.	365,050	8,826,909
Honeywell International, Inc.	32,545	4,612,928
IHS Markit, Ltd.*	13,436	592,259
Illinois ToolWorks, Inc.	12,023	1,778,923
J.B. Hunt Transport Services, Inc.	3,269	363,121
Jacobs Engineering Group, Inc.	4,647	270,781
Kansas City Southern	4,046	439,719
L3 Technologies, Inc.	2,814	530,242
Lockheed Martin Corporation	10,809	3,353,925
Masco Corporation	12,522	488,483
Norfolk Southern Corporation	11,374	1,504,098
Northrop Grumman Corporation	6,945	1,998,215
PACCAR, Inc.	12,988	939,552
Parker-Hannifin Corporation	5,009	876,675
Quanta Services, Inc.*	5,431	202,956
Raytheon Co.	11,609	2,166,007
Republic Services, Inc.	10,528	695,480
Robert Half International, Inc.	4,920	247,673
Rockwell Automation, Inc.	4,778	851,487
Rockwell Collins, Inc.	5,668	740,864
Roper Technologies, Inc.	4,043	984,066
Snap-on, Inc.Δ	2,136	318,285
Southwest Airlines Co.	25,802	1,444,396
Stanley Black & Decker, Inc.	5,530	834,864
Stericycle, Inc.*	3,095	221,664
Textron, Inc.	9,853	530,880
TransDigm Group, Inc.Δ	1,980	506,187
Union Pacific Corporation	34,517	4,002,937
United Continental Holdings, Inc.*	12,532	762,948
United Parcel Service, Inc. Class B	25,671	3,082,830
United Rentals, Inc.*	3,295	457,148
United Technologies Corporation	29,379	3,410,314
Verisk Analytics, Inc.*	6,962	579,169
W.W. Grainger, Inc.	2,114	379,992

See Notes to Schedules of Investments.	129

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Waste Management, Inc.	18,003	$1,409,095
Xylem, Inc.	6,524	408,598

		83,692,054

Information Technology — 21.8%
Activision Blizzard, Inc.	28,706	1,851,824
Adobe Systems, Inc.*	21,069	3,143,073
Advanced Micro Devices, Inc.Δ*	29,779	379,682
Akamai Technologies, Inc.*	6,606	321,844
Alliance Data Systems Corporation	2,399	531,498
Alphabet, Inc. Class A*	11,405	11,105,277
Alphabet, Inc. Class C*	13,047	12,513,508
Amphenol Corporation Class A	11,410	965,742
Analog Devices, Inc.	14,340	1,235,678
ANSYS, Inc.*	2,474	303,634
Apple, Inc.	214,671	33,085,095
Applied Materials, Inc.	42,064	2,191,114
Autodesk, Inc.*	8,418	945,005
Automatic Data Processing, Inc.	19,488	2,130,428
CA, Inc.	15,066	502,903
Cadence Design Systems, Inc.*	11,000	434,170
Cisco Systems, Inc.	204,482	6,876,730
Citrix Systems, Inc.*	6,597	506,782
Cognizant Technology Solutions Corporation Class A	24,536	1,779,841
Corning, Inc.	39,819	1,191,384
CSRA, Inc.	4,813	155,316
DXC Technology Co.	11,080	951,550
eBay, Inc.*	39,141	1,505,363
Electronic Arts, Inc.*	12,894	1,522,266
F5 Networks, Inc.*	2,480	298,989
Facebook, Inc. Class A*	96,977	16,570,460
Fidelity National Information Services, Inc.	13,923	1,300,269
Fiserv, Inc.*	9,072	1,169,925
FLIR Systems, Inc.	5,180	201,554
Gartner, Inc.*	3,738	465,045
Global Payments, Inc.	6,298	598,499
Harris Corporation	4,630	609,678
Hewlett Packard Enterprise Co.	71,981	1,058,840
HP, Inc.	76,485	1,526,641
Intel Corporation	196,102	7,467,564
International Business Machines Corporation	36,513	5,297,306
Intuit, Inc.	10,186	1,447,838
Juniper Networks, Inc.	15,019	417,979
KLA-Tencor Corporation	5,691	603,246
Lam Research CorporationΔ	6,401	1,184,441
MasterCard, Inc. Class A	40,518	5,721,142
Microchip Technology, Inc.Δ	8,808	790,782
Micron Technology, Inc.*	40,673	1,599,669
Microsoft Corporation	320,381	23,865,181
Motorola Solutions, Inc.	6,473	549,363
NetApp, Inc.	13,528	591,985
NVIDIA Corporation	24,107	4,309,608
Oracle Corporation	127,291	6,154,520
Paychex, Inc.	13,864	831,285
PayPal Holdings, Inc.*	47,900	3,067,037
Qorvo, Inc.Δ*	4,807	339,759
QUALCOMM, Inc.	62,704	3,250,575
Red Hat, Inc.*	6,794	753,183
salesforce.com, Inc.*	29,161	2,724,221
Skyworks Solutions, Inc.	6,957	708,918
Symantec Corporation	25,974	852,207
Synopsys, Inc.*	4,415	355,540
Texas Instruments, Inc.	38,862	3,483,590
Total System Services, Inc.	6,366	416,973
VeriSign, Inc.Δ*	3,542	376,833
Visa, Inc. Class AΔ	79,198	8,334,798
Western Digital Corporation	12,943	1,118,275
Western Union Co. (The)	21,787	418,310
Xerox Corporation	11,464	381,637
Xilinx, Inc.	9,444	668,919

		198,012,291

Materials — 2.8%
Air Products & Chemicals, Inc.	10,004	1,512,805
Albemarle CorporationΔ	5,038	686,730
Avery Dennison Corporation	3,272	321,768
Ball Corporation	10,346	427,290
CF Industries Holdings, Inc.	10,281	361,480
DowDuPont, Inc.	96,068	6,650,788
Eastman Chemical Co.	6,118	553,618
Ecolab, Inc.	14,446	1,857,900
FMC Corporation	5,397	482,006
Freeport-McMoRan, Inc.*	54,122	759,873
International Flavors & Fragrances, Inc.	2,950	421,584
International Paper Co.	15,226	865,141
Martin Marietta Materials, Inc.	2,361	486,909
Monsanto Co.	20,554	2,462,780
Mosaic Co. (The)Δ	16,259	351,032
Newmont Mining Corporation	23,284	873,383
Nucor Corporation	11,797	661,104
Packaging Corporation of America	2,197	251,952
PPG Industries, Inc.	11,338	1,231,987
Praxair, Inc.	12,835	1,793,563
Sealed Air Corporation	10,710	457,531
Sherwin-Williams Co. (The)	3,388	1,213,040
Vulcan Materials Co.	4,979	595,488
WestRock Co.	9,470	537,233

		25,816,985

Real Estate — 2.8%
Alexandria Real Estate Equities, Inc. REITΔ	2,471	293,975
American Tower Corporation REIT	16,945	2,316,043
Apartment Investment & Management Co. Class A REIT	5,951	261,011
AvalonBay Communities, Inc. REIT	5,872	1,047,682
Boston Properties, Inc. REIT	5,686	698,696
CBRE Group, Inc. Class A*	10,731	406,490
Crown Castle International Corporation REIT	17,114	1,711,058
Digital Realty Trust, Inc. REIT	7,642	904,278
Duke Realty Corporation REIT	8,002	230,618
Equinix, Inc. REIT	3,607	1,609,804
Equity Residential REIT	13,641	899,351

130	See Notes to Schedules of Investments.

	Shares	Value
Essex Property Trust, Inc. REIT	2,756	$700,107
Extra Space Storage, Inc. REIT	4,684	374,345
Federal Realty Investment Trust REIT	2,600	322,946
GGP, Inc. REIT	26,486	550,114
HCP, Inc. REIT	20,825	579,560
Host Hotels & Resorts, Inc. REIT	27,531	509,048
Iron Mountain, Inc. REIT	8,763	340,881
Kimco Realty Corporation REIT	15,470	302,438
Macerich Co. (The) REIT	4,614	253,632
Mid-America Apartment Communities, Inc. REITΔ	4,060	433,933
Prologis, Inc. REIT	20,574	1,305,626
Public Storage REITΔ	6,047	1,293,997
Realty Income Corporation REITΔ	10,378	593,518
Regency Centers Corporation REITΔ	4,321	268,075
SBA Communications Corporation REIT*	4,700	677,035
Simon Property Group, Inc. REITΔ	13,751	2,214,048
SL Green Realty Corporation REITΔ	3,720	376,910
UDR, Inc. REIT	11,107	422,399
Ventas, Inc. REIT	13,796	898,533
Vornado Realty Trust REIT	6,562	504,487
Welltower, Inc. REITΔ	16,760	1,177,893
Weyerhaeuser Co. REIT	29,262	995,786

		25,474,317

Telecommunication Services — 2.2%
AT&T, Inc.Δ	255,134	9,993,599
CenturyLink, Inc.Δ	32,925	622,282
Level 3 Communications, Inc.*	12,692	676,357
Verizon Communications, Inc.	167,679	8,298,434

		19,590,672

Utilities — 3.4%
AES Corporation	24,428	269,197
Alliant Energy Corporation	6,500	270,205
Ameren Corporation	9,053	523,625
American Electric Power Co., Inc.	22,632	1,589,672
AmericanWater Works Co., Inc.	8,825	714,031
CenterPoint Energy, Inc.	17,352	506,852
CMS Energy Corporation	10,396	481,543
Consolidated Edison, Inc.	13,128	1,059,167
Dominion Energy, Inc.	29,917	2,301,515
DTE Energy Co.	9,262	994,368
Duke Energy Corporation	33,572	2,817,362
Edison International	14,723	1,136,174
Entergy Corporation	9,511	726,260
Eversource Energy	11,754	710,412
Exelon Corporation	42,619	1,605,458
FirstEnergy Corporation	24,029	740,814
NextEra Energy, Inc.	23,020	3,373,581
NiSource, Inc.	23,079	590,592
NRG Energy, Inc.	11,763	301,015
PG&E Corporation	22,213	1,512,483
PinnacleWest Capital Corporation	4,108	347,372
PPL Corporation	26,453	1,003,891
Public Service Enterprise Group, Inc.	20,147	931,799
SCANA Corporation	5,221	253,166
Sempra Energy	11,379	1,298,685
Southern Co. (The)	49,020	2,408,843
WEC Energy Group, Inc.Δ	18,016	1,131,044
Xcel Energy, Inc.	21,338	1,009,714

		30,608,840

Total Common Stocks (Cost $559,082,355)		849,551,187

FOREIGN COMMON STOCKS — 3.7%
Curacao — 0.5%
Schlumberger, Ltd.	61,581	4,295,890

Ireland — 1.5%
Accenture PLC Class A	25,667	3,466,842
Allegion PLC	3,479	300,829
Eaton Corporation PLC	17,773	1,364,789
Ingersoll-Rand PLC	9,510	848,007
Johnson Controls International PLC	37,810	1,523,365
Medtronic PLC	58,332	4,536,479
Pentair PLC	6,692	454,788
Seagate Technology PLCΔ	16,681	553,309
Willis Towers Watson PLC	6,037	931,086

		13,979,494

Jersey — 0.1%
Delphi Automotive PLC	10,057	989,609

Netherlands — 0.3%
LyondellBasell Industries NV Class A	13,989	1,385,611
Mylan NV*	42,790	1,342,322

		2,727,933

Singapore — 0.5%
Broadcom, Ltd.	16,977	4,117,601

Switzerland — 0.5%
Chubb, Ltd.	23,356	3,329,398
Garmin, Ltd.Δ	4,430	239,087
TE Connectivity, Ltd.	13,229	1,098,801

		4,667,286

United Kingdom — 0.3%
Aon PLC	11,629	1,698,997
Nielsen Holdings PLCΔ	15,059	624,196
TechnipFMC PLC*	23,072	644,170

		2,967,363

Total Foreign Common Stocks (Cost $26,977,679)		33,745,176

MONEY MARKET FUNDS — 3.1%
GuideStone Money Market Fund (Investor Class)¥	24,104,194	24,104,194
Northern Institutional Government Assets Portfolio	22,559	22,559

See Notes to Schedules of Investments.	131

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Northern Institutional Liquid Assets Portfolio§	3,952,993	$3,952,993

Total Money Market Funds (Cost $28,079,746)		28,079,746

	Par
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $997,779)	$1,000,000	998,068

TOTAL INVESTMENTS — 100.4% (Cost $615,137,559)		912,374,177
Liabilities in Excess of Other Assets — (0.4)%		(3,425,616)

NET ASSETS — 100.0%		$908,948,561

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500® E-Mini	12/2017	195	$24,531,000	GSC	$456,428

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$849,551,187	$849,551,187	$—	$—
Foreign Common Stocks	33,745,176	33,745,176	—	—
Money Market Funds	28,079,746	28,079,746	—	—
U.S. Treasury Obligation	998,068	—	998,068	—

Total Assets — Investments in Securities	$912,374,177	$911,376,109	$998,068	$—

Other Financial Instruments***
Futures Contracts	$456,428	$456,428	$—	$—

Total Assets — Other Financial Instruments	$456,428	$456,428	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

132	See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 89.5%
Consumer Discretionary — 7.8%
Aaron’s, Inc.	27,460	$1,198,080
AMC Networks, Inc. Class AΔ*	19,526	1,141,685
Best Buy Co., Inc.	30,445	1,734,147
Brunswick Corporation	32,570	1,822,943
Carnival Corporation	32,898	2,124,224
Charter Communications, Inc. Class A*	2,551	927,084
Coach, Inc.	125,793	5,066,942
Comcast Corporation Class A	316,683	12,185,962
Dana, Inc.	335,266	9,374,037
DISH Network Corporation Class A*	773	41,920
Dollar General Corporation	138,600	11,233,530
Ford Motor Co.	96,118	1,150,532
General Motors Co.	161,805	6,533,686
Home Depot, Inc. (The)	19,608	3,207,085
John Wiley & Sons, Inc. Class A	22,303	1,193,211
Lear Corporation	23,798	4,118,958
Lennar Corporation Class A	165,851	8,756,933
Lowe’s Cos., Inc.	159,900	12,782,406
Michael Kors Holdings, Ltd.*	33,715	1,613,263
Office Depot, Inc.Δ	221,209	1,004,289
Target Corporation	16,119	951,182
Taylor Morrison Home Corporation Class AΔ*	51,161	1,128,100
Tenneco, Inc.	51,026	3,095,747
TimeWarner, Inc.	22,277	2,282,279
Twenty-First Century Fox, Inc. Class A	432,903	11,419,981
Twenty-First Century Fox, Inc. Class B	20,442	527,199
Visteon Corporation*	4,668	577,758
Walt Disney Co. (The)	47,524	4,684,441

		111,877,604

Consumer Staples — 5.9%
Archer-Daniels-Midland Co.	12,748	541,918
Bunge, Ltd.	33,413	2,320,867
Coca-Cola Co. (The)	39,583	1,781,631
Colgate-Palmolive Co.	26,729	1,947,208
CVS Health Corporation	182,541	14,844,234
Dean Foods Co.Δ	91,669	997,359
Dr. Pepper Snapple Group, Inc.	22,452	1,986,328
General Mills, Inc.Δ	8,354	432,403
Hershey Co. (The)	30,944	3,378,156
Ingredion, Inc.	44,294	5,343,628
Kimberly-Clark Corporation	4,174	491,196
Kraft Heinz Co. (The)	24,139	1,871,979
Kroger Co. (The)	17,815	357,369
Mondelez International, Inc. Class A	45,733	1,859,504
Nu Skin Enterprises, Inc. Class A	39,707	2,441,186
PepsiCo, Inc.	122,530	13,653,518
Procter & Gamble Co. (The)	151,147	13,751,354
Sanderson Farms, Inc.Δ	15,661	2,529,565
Walgreens Boots Alliance, Inc.	22,290	1,721,234
Wal-Mart Stores, Inc.	161,246	12,599,762

		84,850,399

Energy — 8.6%
Anadarko Petroleum Corporation	15,980	780,623
Andeavor	30,544	3,150,614
Baker Hughes a GE Co.	220,400	8,071,048
Chevron Corporation	215,666	25,340,755
ConocoPhillips	314,147	15,723,057
Devon Energy Corporation	11,572	424,808
EOG Resources, Inc.	14,883	1,439,781
Exxon Mobil Corporation	293,476	24,059,163
Halliburton Co.	9,436	434,339
Kinder Morgan, Inc.	62,289	1,194,703
Marathon Petroleum Corporation	91,894	5,153,416
Nabors Industries, Ltd.Δ	289,523	2,336,451
Newfield Exploration Co.*	108,000	3,204,360
Occidental Petroleum Corporation	196,453	12,614,247
Oceaneering International, Inc.	64,098	1,683,854
Phillips 66	94,951	8,698,461
Pioneer Natural Resources Co.	4,699	693,290
Southwestern Energy Co.Δ*	28,364	173,304
Valero Energy Corporation	88,946	6,842,616
World Fuel Services Corporation	36,318	1,231,543

		123,250,433

Financials — 22.9%
Aflac, Inc.	63,596	5,176,078
Allstate Corporation (The)	75,814	6,968,065
American Express Co.	165,532	14,974,025
American International Group, Inc.	249,610	15,323,558
Ameriprise Financial, Inc.	20,322	3,018,020
Assured Guaranty, Ltd.	76,097	2,872,662
Axis Capital Holdings, Ltd.	12,993	744,629
Bank of America Corporation	1,227,313	31,100,111
Bank of New York Mellon Corporation (The)	27,771	1,472,418
BB&T Corporation	20,065	941,851
Berkshire Hathaway, Inc. Class B*	55,540	10,181,593
BlackRock, Inc.	3,587	1,603,712
Brighthouse Financial, Inc.*	2,230	135,584
Capital One Financial Corporation	13,686	1,158,657
Charles Schwab Corporation (The)	7,924	346,596
Citigroup, Inc.	384,517	27,969,767
Citizens Financial Group, Inc.	132,428	5,015,048
CME Group, Inc.	10,271	1,393,569
CNO Financial Group, Inc.Δ	133,726	3,121,165
Discover Financial Services	20,214	1,303,399
Essent Group, Ltd.*	13,345	540,472
Franklin Resources, Inc.	6,094	271,244
Goldman Sachs Group, Inc. (The)	10,757	2,551,453
Hartford Financial Services Group, Inc. (The)	179,275	9,937,213
Intercontinental Exchange, Inc.	149,254	10,253,750
Invesco, Ltd.	123,400	4,323,936
JPMorgan Chase & Co.	469,638	44,855,125
Lazard, Ltd. Class A	51,467	2,327,338
Leucadia National Corporation	15,918	401,930
Lincoln National Corporation	73,024	5,365,804
LPL Financial Holdings, Inc.	17,945	925,424

See Notes to Schedules of Investments.	133

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
MetLife, Inc.	25,498	$1,324,621
MGIC Investment Corporation*	149,805	1,877,057
Morgan Stanley	86,431	4,163,381
Navient Corporation	80,494	1,209,020
New York Community Bancorp, Inc.	293,200	3,779,348
PNC Financial Services Group, Inc.
(The)	12,688	1,709,962
Popular, Inc.	65,188	2,342,857
Prudential Financial, Inc.	75,054	7,979,741
Radian Group, Inc.	37,660	703,865
Reinsurance Group of America, Inc.	34,601	4,827,878
S&P Global, Inc.	33,198	5,189,179
SEI Investments Co.	37,189	2,270,760
State Street Corporation	96,275	9,198,113
Synchrony Financial	164,289	5,101,173
Synovus Financial Corporation	89,560	4,125,134
Travelers Cos., Inc. (The)	33,496	4,103,930
U.S. Bancorp	47,105	2,524,357
Unum Group	72,303	3,696,852
Voya Financial, Inc.	111,601	4,451,764
Wells Fargo & Co.	429,581	23,691,392
XL Group, Ltd.	280,600	11,069,670
Zions Bancorporation	178,600	8,426,348

		330,340,598

Health Care — 12.3%
Abbott Laboratories	70,686	3,771,805
Aetna, Inc.	48,265	7,674,618
Agilent Technologies, Inc.	59,270	3,805,134
Alexion Pharmaceuticals, Inc.*	3,145	441,212
Amgen, Inc.	19,929	3,715,762
Anthem, Inc.	70,910	13,464,391
Baxter International, Inc.	118,523	7,437,318
Biogen, Inc.*	2,216	693,874
Bristol-Myers Squibb Co.	137,097	8,738,563
Bruker Corporation	42,695	1,270,176
Cardinal Health, Inc.	274,700	18,382,924
Catalent, Inc.*	31,807	1,269,735
Centene Corporation*	57,600	5,573,952
Chemed CorporationΔ	9,484	1,916,242
Cigna Corporation	21,649	4,047,064
Danaher Corporation	22,347	1,916,926
Eli Lilly & Co.	49,326	4,219,346
Exelixis, Inc.*	45,934	1,112,981
Express Scripts Holding Co.*	182,775	11,573,313
Gilead Sciences, Inc.	169,353	13,720,980
HCA Healthcare, Inc.*	11,675	929,213
Humana, Inc.	1,926	469,231
Johnson & Johnson	282,768	36,762,668
Laboratory Corporation of America Holdings*	12,463	1,881,539
Ligand Pharmaceuticals, Inc.*	7,911	1,077,083
McKesson Corporation	11,360	1,745,010
Quest Diagnostics, Inc.	41,233	3,861,058
Thermo Fisher Scientific, Inc.	7,062	1,336,130
UnitedHealth Group, Inc.	47,800	9,361,630
Vertex Pharmaceuticals, Inc.*	10,017	1,522,985
Zoetis, Inc.	62,604	3,991,631

		177,684,494

Industrials — 8.6%
CSX Corporation	2,379	129,084
Cummins, Inc.	26,122	4,389,280
Deere & Co.	35,500	4,458,445
Delta Air Lines, Inc.	140,228	6,761,794
Emerson Electric Co.	8,463	531,815
General Dynamics Corporation	38,550	7,925,109
General Electric Co.	1,194,086	28,872,999
Hawaiian Holdings, Inc.*	9,073	340,691
Honeywell International, Inc.	11,465	1,625,049
Huntington Ingalls Industries, Inc.	4,728	1,070,608
JetBlue Airways Corporation*	136,976	2,538,165
Lockheed Martin Corporation	2,178	675,812
ManpowerGroup, Inc.	24,984	2,943,615
Masco Corporation	51,777	2,019,821
Norfolk Southern Corporation	46,374	6,132,498
Owens Corning	44,146	3,414,693
Quanta Services, Inc.*	100,315	3,748,772
Raytheon Co.	6,390	1,192,246
Ryder System, Inc.	17,389	1,470,240
Southwest Airlines Co.	31,505	1,763,650
Spirit AeroSystems Holdings, Inc. Class A	36,576	2,842,687
Terex CorporationΔ	173,160	7,795,663
Textron, Inc.	231,903	12,494,934
Toro Co. (The)	5,278	327,553
Union Pacific Corporation	2,250	260,932
United Continental Holdings, Inc.*	47,962	2,919,927
United Technologies Corporation	129,686	15,053,951
Waste Management, Inc.	3,656	286,155

		123,986,188

Information Technology — 11.6%
Advanced Energy Industries, Inc.*	26,834	2,167,114
Amkor Technology, Inc.Δ*	93,364	984,990
Applied Materials, Inc.	112,329	5,851,218
Aspen Technology, Inc.*	48,310	3,034,351
Cadence Design Systems, Inc.*	87,680	3,460,730
Cisco Systems, Inc.	471,821	15,867,340
Citrix Systems, Inc.*	13,499	1,036,993
Corning, Inc.	324,581	9,711,464
Cypress Semiconductor CorporationΔ	672,300	10,097,946
eBay, Inc.*	29,016	1,115,955
First Data Corporation Class A*	286,900	5,175,676
Hewlett Packard Enterprise Co.	50,474	742,473
HP, Inc.	53,325	1,064,367
Intel Corporation	238,754	9,091,752
International Business Machines Corporation	9,466	1,373,327
Intuit, Inc.	16,596	2,358,955
Jabil, Inc.	76,596	2,186,816
Lam Research Corporation	5,420	1,002,917
Micron Technology, Inc.*	49,361	1,941,368
Microsoft Corporation	341,852	25,464,556

134	See Notes to Schedules of Investments.

	Shares	Value
ON Semiconductor Corporation*	294,423	$5,437,993
Oracle Corporation	365,895	17,691,023
QUALCOMM, Inc.	264,706	13,722,359
Synopsys, Inc.*	43,580	3,509,497
Texas Instruments, Inc.	104,200	9,340,488
VeriSign, Inc.Δ*	46,749	4,973,626
Western Digital Corporation	97,525	8,426,160

		166,831,454

Materials — 3.3%
Air Products & Chemicals, Inc.	89,314	13,506,063
Cabot Corporation	33,379	1,862,548
Celanese Corporation Series A	8,977	936,032
Chemours Co. (The)	30,064	1,521,539
DowDuPont, Inc.	254,198	17,598,128
Freeport-McMoRan, Inc.*	360,600	5,062,824
Louisiana-Pacific Corporation*	63,736	1,725,971
PPG Industries, Inc.	443	48,136
Praxair, Inc.	1,107	154,692
Trinseo SA	30,530	2,048,563
WestRock Co.	43,598	2,473,315

		46,937,811

Real Estate — 1.9%
CBRE Group, Inc. Class A*	81,082	3,071,386
CoreSite Realty Corporation REITΔ	14,957	1,673,688
Equity Residential REIT	7,701	507,727
Hospitality Properties Trust REIT	102,504	2,920,339
Host Hotels & Resorts, Inc. REIT	147,859	2,733,913
Hudson Pacific Properties, Inc. REIT	37,664	1,262,874
Jones Lang LaSalle, Inc.	64,452	7,959,822
LaSalle Hotel Properties REITΔ	55,510	1,610,900
Liberty Property Trust REIT	10,316	423,575
Mack-Cali Realty Corporation REITΔ	44,658	1,058,841
Realogy Holdings Corporation	10,685	352,071
Ryman Hospitality Properties, Inc. REIT	30,981	1,936,003
Senior Housing Properties Trust REIT	30,459	595,474
Simon Property Group, Inc. REITΔ	1,000	161,010
Sunstone Hotel Investors, Inc. REIT	106,833	1,716,806

		27,984,429

Telecommunication Services — 3.4%
AT&T, Inc.Δ	604,231	23,667,728
Sprint CorporationΔ*	23,091	179,648
Telephone & Data Systems, Inc.Δ	90,307	2,518,662
T-Mobile US, Inc.*	4,652	286,842
Verizon Communications, Inc.	447,328	22,138,263

		48,791,143

Utilities — 3.2%
AES Corporation	924,214	10,184,838
American Electric Power Co., Inc.	71,504	5,022,441
Dominion Energy, Inc.	22,336	1,718,308
Duke Energy Corporation	23,368	1,961,043
Edison International	13,868	1,070,194
Entergy Corporation	67,631	5,164,303
Exelon Corporation	41,466	1,562,024
NextEra Energy, Inc.	15,442	2,263,025
PG&E Corporation	17,398	1,184,630
Portland General Electric Co.	67,963	3,101,831
Public Service Enterprise Group, Inc.	166,561	7,703,446
Southern Co. (The)	33,514	1,646,878
Southwest Gas Holdings, Inc.	37,727	2,928,370

		45,511,331

Total Common Stocks (Cost $1,023,871,401)		1,288,045,884

FOREIGN COMMON STOCKS — 7.4%
Curacao — 0.2%
Schlumberger, Ltd.	40,423	2,819,908

France — 0.8%
Sanofi ADRΔ	238,600	11,879,894

Ireland — 3.4%
Adient PLC	39,065	3,281,069
Eaton Corporation PLC	10,589	813,129
Johnson Controls International PLC	496,621	20,008,860
Medtronic PLC	259,241	20,161,173
Pentair PLC	66,864	4,544,078

		48,808,309

Israel — 0.1%
Taro Pharmaceutical Industries, Ltd.Δ*	12,207	1,375,607

Netherlands — 0.6%
AerCap Holdings NV*	14,703	751,470
Fiat Chrysler Automobiles NVΔ*	67,259	1,204,609
LyondellBasell Industries NV Class A	58,678	5,812,056
NXP Semiconductor NV*	4,622	522,702

		8,290,837

Switzerland — 0.1%
Chubb, Ltd.	16,308	2,324,705

United Kingdom — 2.2%
BP PLC ADRΔ	338,300	13,000,869
GlaxoSmithKline PLC ADRΔ	235,200	9,549,120
Nielsen Holdings PLCΔ	216,100	8,957,345

		31,507,334

Total Foreign Common Stocks (Cost $104,863,907)		107,006,594

MONEY MARKET FUNDS — 4.1%
GuideStone Money Market Fund (Investor Class)¥	40,687,015	40,687,015
Northern Institutional Government Assets Portfolio	58,205	58,205

See Notes to Schedules of Investments.	135

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Northern Institutional Liquid Assets Portfolio§	18,302,815	$18,302,815

Total Money Market Funds (Cost $59,048,035)		59,048,035

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $1,995,558)	$2,000,000	1,996,137

TOTAL INVESTMENTS — 101.2% (Cost $1,189,778,901)		1,456,096,650
Liabilities in Excess of Other Assets — (1.2)%		(16,715,546)

NET ASSETS — 100.0%		$1,439,381,104

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500 ® E-Mini	12/2017	369	$46,420,200	GSC	$910,285

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,288,045,884	$1,288,045,884	$—	$—
Foreign Common Stocks	107,006,594	107,006,594	—	—
Money Market Funds	59,048,035	59,048,035	—	—
U.S. Treasury Obligation	1,996,137	—	1,996,137	—

Total Assets — Investments in Securities	$1,456,096,650	$1,454,100,513	$1,996,137	$—

Other Financial Instruments***
Futures Contracts	$910,285	$910,285	$—	$—

Total Assets — Other Financial Instruments	$910,285	$910,285	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

136	See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 87.4%
Consumer Discretionary — 13.7%
Amazon.com, Inc.*	83,100	$79,888,185
Charter Communications, Inc. Class A*	15,602	5,670,079
Chipotle Mexican Grill, Inc.Δ*	34,207	10,529,941
Comcast Corporation Class A	343,040	13,200,179
Home Depot, Inc. (The)	79,050	12,929,418
Netflix, Inc.*	79,429	14,404,449
Priceline Group, Inc. (The)*	9,550	17,484,331
Starbucks Corporation	216,092	11,606,301
TJX Cos., Inc. (The)	100,872	7,437,293
TripAdvisor, Inc.Δ*	161,663	6,552,201
Twenty-First Century Fox, Inc. Class A	229,060	6,042,603
Under Armour, Inc. Class AΔ*	102,912	1,695,990
Under Armour, Inc. Class CΔ*	105,316	1,581,846
Walt Disney Co. (The)	97,690	9,629,303
Yum China Holdings, Inc.*	396,585	15,851,503
Yum! Brands, Inc.	124,442	9,160,176

		223,663,798

Consumer Staples — 6.7%
Coca-Cola Co. (The)	553,123	24,896,066
Colgate-Palmolive Co.	102,490	7,466,397
Costco Wholesale Corporation	49,170	8,078,139
CVS Health Corporation	112,050	9,111,906
Estee Lauder Cos., Inc. (The) Class A	99,245	10,702,581
McCormick & Co., Inc. (Non-Voting Shares)	42,524	4,364,663
Monster Beverage Corporation*	530,979	29,336,590
Procter & Gamble Co. (The)	171,741	15,624,996

		109,581,338

Energy — 0.4%
Pioneer Natural Resources Co.	48,770	7,195,526

Financials — 4.8%
American Express Co.	173,162	15,664,235
BlackRock, Inc.	25,450	11,378,440
Charles Schwab Corporation (The)	401,291	17,552,468
FactSet Research Systems, Inc.Δ	49,154	8,853,127
LendingClub CorporationΔ*	349,785	2,130,191
Nasdaq, Inc.	102,700	7,966,439
SEI Investments Co.	253,365	15,470,467

		79,015,367

Health Care — 15.7%
Alexion Pharmaceuticals, Inc.*	137,684	19,315,688
Amgen, Inc.	59,902	11,168,728
athenahealth, Inc.Δ*	11,415	1,419,569
Biogen, Inc.*	55,030	17,230,994
BioMarin Pharmaceutical, Inc.*	74,916	6,972,432
Celgene Corporation*	121,410	17,704,006
Cerner Corporation*	169,120	12,061,638
Danaher Corporation	131,659	11,293,709
DENTSPLY SIRONA, Inc.	131,120	7,842,287
DexCom, Inc.Δ*	110,617	5,411,937
Edwards Lifesciences Corporation*	109,841	12,006,720
Illumina, Inc.*	45,057	8,975,354
Incyte Corporation*	68,500	7,996,690
Intuitive Surgical, Inc.*	11,904	12,450,156
Johnson & Johnson	59,300	7,709,593
Regeneron Pharmaceuticals, Inc.*	68,998	30,850,386
Thermo Fisher Scientific, Inc.	101,982	19,294,994
UnitedHealth Group, Inc.	67,150	13,151,328
Varian Medical Systems, Inc.*	117,731	11,780,164
Zoetis, Inc.	340,124	21,686,306

		256,322,679

Industrials — 7.2%
A.O. Smith Corporation	122,525	7,281,661
BWX Technologies, Inc.	54,788	3,069,224
Deere & Co.	103,433	12,990,150
Expeditors International of Washington, Inc.	264,058	15,806,512
Fortive Corporation	145,020	10,265,966
Honeywell International, Inc.	70,000	9,921,800
Rockwell Collins, Inc.	86,650	11,326,021
Roper Technologies, Inc.	47,178	11,483,125
United Parcel Service, Inc. Class B	192,578	23,126,692
W.W. Grainger, Inc.Δ	38,030	6,835,893
Wabtec CorporationΔ	76,175	5,770,256

		117,877,300

Information Technology — 36.4%
Activision Blizzard, Inc.	99,900	6,444,549
Adobe Systems, Inc.*	244,652	36,497,185
Akamai Technologies, Inc.*	194,170	9,459,962
Alphabet, Inc. Class A*	43,178	42,043,282
Alphabet, Inc. Class C*	43,545	41,764,445
Amphenol Corporation Class A	150,210	12,713,774
Analog Devices, Inc.	29,422	2,535,294
ANSYS, Inc.*	42,333	5,195,529
Apple, Inc.	59,910	9,233,329
Autodesk, Inc.*	187,811	21,083,663
Automatic Data Processing, Inc.	44,116	4,822,761
Cisco Systems, Inc.	614,349	20,660,557
CoStar Group, Inc.*	23,080	6,191,210
eBay, Inc.*	125,970	4,844,806
Facebook, Inc. Class A*	466,914	79,781,595
FleetCor Technologies, Inc.*	53,314	8,251,408
Intuit, Inc.	64,861	9,219,343
Microsoft Corporation	430,534	32,070,478
Oracle Corporation	478,263	23,124,016
Palo Alto Networks, Inc.*	102,807	14,814,489
PayPal Holdings, Inc.*	359,457	23,016,032
QUALCOMM, Inc.	284,026	14,723,908
Red Hat, Inc.*	99,760	11,059,394
salesforce.com, Inc.*	307,983	28,771,772
ServiceNow, Inc.*	115,400	13,562,962
Snap, Inc. Class AΔ*	215,749	3,136,990
Splunk, Inc.*	220,253	14,631,407
Texas Instruments, Inc.	91,910	8,238,812
TiVo Corporation	7	139
Visa, Inc. Class AΔ	745,318	78,437,266
VMware,Inc.Class AΔ*	72,640	7,931,562

		594,261,919

See Notes to Schedules of Investments.	137

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Materials — 1.8%
Ecolab, Inc.	157,103	$20,205,017
Monsanto Co.	82,270	9,857,591

		30,062,608

Real Estate — 0.7%
SBA Communications Corporation REIT*	72,917	10,503,694

Total Common Stocks (Cost $1,124,994,265)		1,428,484,229

FOREIGN COMMON STOCKS — 9.1%
China — 4.8%
Alibaba Group Holding, Ltd. ADRΔ*	358,097	61,846,933
Baidu, Inc. ADR*	65,700	16,273,233

		78,120,166

Curacao — 1.6%
Schlumberger, Ltd.	378,500	26,404,160

France — 1.1%
Danone SA ADRΔ	1,127,722	17,761,622

Germany — 0.5%
Genpact, Ltd.	271,868	7,816,205

Netherlands — 0.4%
NXP Semiconductor NV*	67,255	7,605,868

Switzerland — 0.7%
Novartis AG ADR	128,645	11,044,173

Total Foreign Common Stocks (Cost $111,079,386)		148,752,194

MONEY MARKET FUNDS — 4.4%
GuideStone Money Market Fund (Investor Class)¥	54,583,068	54,583,068
Northern Institutional Government Assets Portfolio	66,182	66,182
Northern Institutional Liquid Assets Portfolio§	16,886,163	16,886,163

Total Money Market Funds (Cost $71,535,413)		71,535,413

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $2,993,337)	$3,000,000	2,994,205

TOTAL INVESTMENTS — 101.1% (Cost $1,310,602,401)		1,651,766,041
Liabilities in Excess of Other Assets — (1.1)%		(17,954,546)

NET ASSETS — 100.0%		$1,633,811,495

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P 500 ® E-Mini	12/2017	430	$54,094,000	GSC	$403,450

138	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,428,484,229	$1,428,484,229	$—	$—
Foreign Common Stocks	148,752,194	148,752,194	—	—
Money Market Funds	71,535,413	71,535,413	—	—
U.S. Treasury Obligation	2,994,205	—	2,994,205	—

Total Assets — Investments in Securities	$1,651,766,041	$1,648,711,836	$2,994,205	$—

Other Financial Instruments***
Futures Contracts	$403,450	$403,450	$—	$—

Total Assets — Other Financial Instruments	$403,450	$403,450	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	139

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 92.8%
Consumer Discretionary — 13.7%
Aaron’s, Inc.	26,703	$1,165,052
American Outdoor Brands CorporationΔ*	64,516	983,869
Big Lots, Inc.Δ	37,844	2,027,303
Bloomin’ Brands, Inc.Δ	27,085	476,696
Bright Horizons Family Solutions, Inc.*	58,200	5,017,422
Brunswick Corporation	25,056	1,402,384
Cable One, Inc.	4,410	3,184,549
Carriage Services, Inc.Δ	31,890	816,384
Cavco Industries, Inc.*	5,600	826,280
Chegg, Inc.Δ*	164,000	2,433,760
Dana, Inc.	64,042	1,790,614
Dave & Buster’s Entertainment, Inc.Δ*	32,100	1,684,608
Destination XL Group, Inc.Δ*	330,288	627,547
Five Below, Inc.*	39,000	2,140,320
Floor & Decor Holdings, Inc. Class A*	50,000	1,946,500
Fox Factory Holding Corporation*	41,579	1,792,055
Gannett Co., Inc.	59,763	537,867
Gentherm, Inc.*	27,325	1,015,124
Grand Canyon Education, Inc.*	36,070	3,275,877
Gray Television, Inc.*	130,587	2,050,216
Haverty Furniture Cos., Inc.	33,610	878,902
Helen of Troy, Ltd.Δ*	3,830	371,127
International Speedway Corporation Class A	3,408	122,688
John Wiley & Sons, Inc. Class A	18,107	968,725
Johnson Outdoors, Inc. Class AΔ	7,105	520,654
Kona Grill, Inc.Δ*	17,010	64,638
LCI IndustriesΔ	28,980	3,357,333
Lear Corporation	12,017	2,079,902
Libbey, Inc.	49,219	455,768
Liberty TripAdvisor Holdings, Inc. Class A*	45,038	556,219
Lithia Motors, Inc. Class AΔ	12,200	1,467,782
M/I Homes, Inc.Δ*	52,610	1,406,265
Malibu Boats, Inc. Class A*	94,260	2,982,386
MCBC Holdings, Inc.*	53,634	1,093,061
Michael Kors Holdings, Ltd.*	5,006	239,537
Monro, Inc.Δ	58,850	3,298,542
Motorcar Parts of America, Inc.*	29,400	866,124
Nutrisystem, Inc.Δ	10,297	575,602
Office Depot, Inc.	135,545	615,374
Ollie’s Bargain Outlet Holdings, Inc.Δ*	21,700	1,006,880
Papa John’s International, Inc.Δ	23,500	1,717,145
Ruth’s Hospitality Group, Inc.Δ	11,885	248,991
Shiloh Industries, Inc.*	51,264	533,146
Signet Jewelers, Ltd.Δ	9,720	646,866
Skechers U.S.A., Inc. Class A*	76,250	1,913,113
Steven Madden, Ltd.*	27,260	1,180,358
Strayer Education, Inc.Δ	14,100	1,230,507
Tenneco, Inc.	25,565	1,551,029
Tower International, Inc.	40,741	1,108,155
tronc, Inc.*	21,605	313,921
Unifi, Inc.*	28,128	1,002,201
Universal Electronics, Inc.Δ*	57,916	3,671,874
Urban Outfitters, Inc.Δ*	6,775	161,923
William Lyon Homes Class AΔ*	46,000	1,057,540
ZAGG, Inc.*	223,753	3,524,110

		77,982,815

Consumer Staples — 1.5%
Adecoagro SAΔ*	63,274	683,359
Andersons, Inc. (The)	11,598	397,232
Coca-Cola Bottling Co. ConsolidatedΔ	3,500	755,125
Dean Foods Co.	66,451	722,987
Energizer Holdings, Inc.	9,520	438,396
Ingredion, Inc.	12,320	1,486,285
Landec CorporationΔ*	34,039	440,805
Medifast, Inc.	17,747	1,053,639
Nomad Foods, Ltd.*	44,602	649,851
Omega Protein Corporation	19,832	330,203
Sanderson Farms, Inc.Δ	9,091	1,468,378

		8,426,260

Energy — 4.8%
Archrock, Inc.	54,364	682,268
Callon Petroleum Co.Δ*	84,630	951,241
Cosan, Ltd. Class A	111,184	903,926
Evolution Petroleum Corporation	24,279	174,809
Exterran Corporation*	29,431	930,314
Geopark, Ltd.*	50,421	441,688
Gulfport Energy Corporation*	177,565	2,546,282
International Seaways, Inc.*	18,197	358,481
Keane Group, Inc.Δ*	64,200	1,070,856
Matador Resources Co.Δ*	63,200	1,715,880
McDermott International, Inc.Δ*	158,813	1,154,571
Pacific Ethanol, Inc.*	61,330	340,382
Par Pacific Holdings, Inc.Δ*	56,626	1,177,821
PBF Energy, Inc. Class AΔ	90,098	2,487,606
QEP Resources, Inc.*	28,421	243,568
Range Resources CorporationΔ	24,185	473,300
Renewable Energy Group, Inc.Δ*	80,551	978,695
REX American Resources CorporationΔ*	11,562	1,084,862
RigNet, Inc.*	12,301	211,577
Ring Energy, Inc.Δ*	173,135	2,508,726
RSP Permian, Inc.*	30,950	1,070,560
Southwestern Energy Co.Δ*	258,930	1,582,062
SRC Energy, Inc.Δ*	75,586	730,917
Tsakos Energy Navigation, Ltd.Δ	35,224	158,156
W&T Offshore, Inc.*	127,703	389,494
Whiting Petroleum CorporationΔ*	154,700	844,662
WildHorse Resource Development CorporationΔ*	51,900	691,308
World Fuel Services Corporation	34,478	1,169,149

		27,073,161

Financials — 15.1%
American Equity Investment Life Holding Co.	137,585	4,000,972
AMERISAFE, Inc.Δ	75,885	4,416,507

140	See Notes to Schedules of Investments.

	Shares	Value
Argo Group International Holdings, Ltd.	25,510	$1,568,865
Assured Guaranty, Ltd.	50,138	1,892,710
Axis Capital Holdings, Ltd.	8,997	515,618
BancFirst CorporationΔ	9,340	530,045
Bancorp, Inc. (The)*	116,435	962,917
BankUnited, Inc.	27,100	963,947
Berkshire Hills Bancorp, Inc.	32,253	1,249,804
Cadence BanCorp*	53,700	1,230,804
Central Pacific Financial Corporation	55,111	1,773,472
Century Bancorp, Inc. Class A	2,187	175,179
Chemical Financial Corporation	36,431	1,903,884
CNO Financial Group, Inc.	159,913	3,732,369
Community Bank System, Inc.Δ	11,050	610,513
Cowen, Inc.Δ*	10,760	191,528
Double Eagle Acquisition Corporation Class A*	98,100	990,810
Enova International, Inc.*	56,920	765,574
Evercore, Inc. Class A	7,104	570,096
FCB Financial Holdings, Inc. Class A*	26,900	1,299,270
Federal Agricultural Mortgage Corporation Class CΔ	8,243	599,596
Financial Institutions, Inc.	15,043	433,238
First Commonwealth Financial CorporationΔ	120,840	1,707,469
First Connecticut Bancorp, Inc.	13,025	348,419
First Internet Bancorp	2,756	89,019
First Mid-Illinois Bancshares, Inc.Δ	12,063	463,219
FNB Corporation	148,710	2,086,401
Garrison Capital, Inc.Δ	11,345	95,638
Great Western Bancorp, Inc.	32,965	1,360,795
Green Dot Corporation Class A*	18,128	898,786
Hamilton Lane, Inc. Class AΔ	64,340	1,727,529
Hanmi Financial Corporation	24,032	743,790
Heritage Financial Corporation	37,145	1,095,778
Independent Bank Corporation	40,708	922,036
Infinity Property & Casualty Corporation	9,098	857,032
Investment Technology Group, Inc.	13,813	305,820
Lazard, Ltd. Class A	36,532	1,651,977
LPL Financial Holdings, Inc.	10,644	548,911
Meridian Bancorp, Inc.	24,422	455,470
MGIC Investment Corporation*	100,384	1,257,812
National Bank Holdings Corporation Class A	10,655	380,277
National General Holdings Corporation	39,840	761,342
Navigators Group, Inc. (The)	18,862	1,100,598
OFG BancorpΔ	231,124	2,114,785
Old Second Bancorp, Inc.Δ	64,010	860,935
Pacific Premier Bancorp, Inc.*	48,835	1,843,521
Peapack Gladstone Financial Corporation	29,363	990,708
Pinnacle Financial Partners, Inc.	15,876	1,062,898
Piper Jaffray Cos.	1,499	88,966
Popular, Inc.	51,518	1,851,557
ProAssurance Corporation	62,350	3,407,427
QCR Holdings, Inc.	21,024	956,592
Regional Management Corporation*	26,842	649,845
Reinsurance Group of America, Inc.	17,778	2,480,564
Republic Bancorp, Inc. Class A	1,341	52,151
Riverview Bancorp, Inc.	55,617	467,183
Safeguard Scientifics, Inc.*	36,139	482,456
SEI Investments Co.	4,541	277,273
Sierra Bancorp	14,175	384,851
State Bank Financial Corporation	40,314	1,154,996
Synovus Financial Corporation	14,476	666,765
Texas Capital Bancshares, Inc.Δ*	24,080	2,066,064
Third Point Reinsurance, Ltd.*	86,465	1,348,854
TriCo Bancshares	27,735	1,130,201
TrustCo Bank Corporation	90,932	809,295
Umpqua Holdings CorporationΔ	100,540	1,961,535
United Community Banks, Inc.	62,970	1,797,164
United Community Financial Corporation	61,911	594,346
Voya Financial, Inc.	87,833	3,503,658
Wintrust Financial Corporation	20,770	1,626,499
WisdomTree Investments, Inc.Δ	199,600	2,031,928

		85,898,853

Health Care — 8.3%
Achaogen, Inc.Δ*	38,400	612,480
Addus HomeCare CorporationΔ*	16,784	592,475
Allscripts Healthcare Solutions, Inc.*	86,500	1,230,895
Amedisys, Inc.*	30,000	1,678,800
American Renal Associates Holdings, Inc.Δ*	56,500	845,805
Applied Genetic Technologies CorporationΔ*	60,063	237,249
Avexis, Inc.Δ*	10,200	986,646
Blueprint Medicines Corporation*	20,900	1,456,103
Catalent, Inc.*	29,440	1,175,245
Catalyst Pharmaceuticals, Inc.Δ*	199,899	503,746
Civitas Solutions, Inc.Δ*	95,000	1,752,750
Cotiviti Holdings, Inc.Δ*	16,300	586,474
Dermira, Inc.Δ*	57,800	1,560,600
Eagle Pharmaceuticals, Inc.Δ*	9,792	583,995
Emergent BioSolutions, Inc.Δ*	47,700	1,929,465
Enanta Pharmaceuticals, Inc.Δ*	6,688	312,998
Evolent Health, Inc. Class AΔ*	87,200	1,552,160
Five Star Quality Care, Inc.Y*	2,086	—
Globus Medical, Inc. Class AΔ*	34,150	1,014,938
Halyard Health, Inc.Δ*	18,935	852,643
HealthEquity, Inc.Δ*	24,800	1,254,384
Innoviva, Inc.Δ*	46,932	662,680
Inogen, Inc.*	23,800	2,263,380
iRhythm Technologies, Inc.*	39,100	2,028,508
K2M Group Holdings, Inc.*	76,400	1,620,444
Kindred Biosciences, Inc.*	44,901	352,473
Lannett Co., Inc.Δ*	139,053	2,565,528
Masimo Corporation*	10,880	941,773
Molina Healthcare, Inc.Δ*	11,125	764,955
Pfenex, Inc.*	99,657	300,964
Phibro Animal Health Corporation Class A	22,064	817,471
PRA Health Sciences, Inc.*	22,500	1,713,825

See Notes to Schedules of Investments.	141

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Providence Service Corporation (The)*	19,508	$1,054,993
Psychemedics Corporation	14,308	263,696
Quality Systems, Inc.*	12,839	201,957
Radius Health, Inc.Δ*	53,800	2,073,990
RadNet, Inc.Δ*	38,224	441,487
Repligen CorporationΔ*	59,600	2,283,872
RTI Surgical, Inc.Δ*	92,591	421,289
Sarepta Therapeutics, Inc.Δ*	23,600	1,070,496
Sienna Biopharmaceuticals, Inc.Δ*	18,000	400,500
Vanda Pharmaceuticals, Inc.*	58,258	1,042,818
Veracyte, Inc.*	9,931	87,095
VIVUS, Inc.Δ*	435,987	431,627
West Pharmaceutical Services, Inc.	31,710	3,052,405

		47,578,077

Industrials — 19.2%
ACCO Brands Corporation*	298,410	3,551,079
AECOM*	12,330	453,867
Albany International Corporation Class AΔ	64,100	3,679,340
Allegiant Travel Co.Δ	17,050	2,245,485
Applied Industrial Technologies, Inc.	26,675	1,755,215
ArcBest Corporation	18,570	621,166
Argan, Inc.Δ	14,724	990,189
Astronics Corporation*	67,884	2,019,549
Atlas Air Worldwide Holdings, Inc.Δ*	24,253	1,595,847
AZZ, Inc.	37,977	1,849,480
Beacon Roofing Supply, Inc.*	66,200	3,392,750
BMC Stock Holdings, Inc.Δ*	34,450	735,507
CAI International, Inc.*	26,279	796,779
Clean Harbors, Inc.*	45,300	2,568,510
Columbus McKinnon Corporation	110,147	4,171,267
Commercial Vehicle Group, Inc.Δ*	75,735	556,652
Continental Building Products, Inc.*	50,708	1,318,408
CRA International, Inc.Δ	18,436	756,798
Daseke, Inc.*	67,500	880,875
Ducommun, Inc.*	57,297	1,836,369
Dycom Industries, Inc.Δ*	5,950	510,986
EMCOR Group, Inc.	43,100	2,990,278
EnerSys, Inc.	34,930	2,416,108
Ennis, Inc.	23,021	452,363
Exponent, Inc.	31,800	2,350,020
Forward Air Corporation	25,708	1,471,269
FreightCar America, Inc.	29,710	581,128
Global Brass & Copper Holdings, Inc.	25,570	864,266
Greenbrier Cos., Inc. (The)Δ	48,267	2,324,056
Healthcare Services Group, Inc.Δ	39,050	2,107,528
Huron Consulting Group, Inc.*	32,300	1,107,890
ICF International, Inc.*	41,400	2,233,530
Insteel Industries, Inc.	61,236	1,598,872
Interface, Inc.	20,259	443,672
JetBlue Airways Corporation*	8,185	151,668
Kforce, Inc.	4,760	96,152
Kimball International, Inc. Class B	23,325	461,135
Knight-Swift Transportation Holdings, Inc.Δ*	45,000	1,869,750
LB Foster Co. Class AΔ*	24,397	555,032
Lydall, Inc.*	34,412	1,971,808
ManpowerGroup, Inc.	4,694	553,047
Marten Transport, Ltd.	23,818	489,460
Milacron Holdings Corporation*	127,800	2,154,708
Miller Industries, Inc.	19,402	542,286
Moog, Inc. Class A*	21,067	1,757,620
NCI Building Systems, Inc.*	52,770	823,212
NN, Inc.	104,114	3,019,306
Old Dominion Freight Line, Inc.	5,300	583,583
On Assignment, Inc.Δ*	99,210	5,325,593
Orbital ATK, Inc.	8,431	1,122,672
Owens Corning	32,158	2,487,421
Patrick Industries, Inc.*	69,729	5,864,209
Primoris Services Corporation	38,084	1,120,431
Quanta Services, Inc.*	25,265	944,153
Radiant Logistics, Inc.Δ*	41,580	220,790
RBC Bearings, Inc.Δ*	15,000	1,877,250
Rexnord Corporation*	71,700	1,821,897
RPX Corporation*	75,299	999,971
Rush Enterprises, Inc. Class A*	6,428	297,552
Ryder System, Inc.	3,940	333,127
Spirit AeroSystems Holdings, Inc. Class A	22,183	1,724,063
Spirit Airlines, Inc.*	8,580	286,658
TriNet Group, Inc.*	58,300	1,960,046
Triumph Group, Inc.Δ	18,978	564,596
UniFirst Corporation	13,700	2,075,550
Viad Corporation	20,600	1,254,540
Wabash National CorporationΔ	47,439	1,082,558
WageWorks, Inc.*	73,350	4,452,345
Watts Water Technologies, Inc. Class A	20,100	1,390,920

		109,462,207

Information Technology — 17.2%
2U, Inc.Δ*	55,900	3,132,636
ACI Worldwide, Inc.*	55,300	1,259,734
Acxiom Corporation*	54,000	1,330,560
Alpha & Omega Semiconductor, Ltd.*	34,846	574,611
Ambarella, Inc.Δ*	9,420	461,674
American Software, Inc. Class AΔ	26,489	300,915
Amkor Technology, Inc.*	76,055	802,380
Amtech Systems, Inc.*	16,113	193,034
Aspen Technology, Inc.*	28,772	1,807,169
Blackhawk Network Holdings, Inc.*	48,900	2,141,820
Blackline, Inc.Δ*	40,500	1,381,860
BroadSoft, Inc.Δ*	37,000	1,861,100
Carbonite, Inc.Δ*	37,800	831,600
Cision, Ltd.Δ*	105,000	1,367,100
Cloudera, Inc.Δ*	57,500	955,650
Coherent, Inc.Δ*	11,430	2,687,993
Cohu, Inc.	15,714	374,622
Cypress Semiconductor CorporationΔ	42,231	634,310
DHI Group, Inc.*	282,284	733,938
Diodes, Inc.*	21,070	630,625
Electro Scientific Industries, Inc.*	11,418	158,939
Envestnet, Inc.Δ*	47,800	2,437,800
Exela Technologies, Inc.Δ*	93,100	456,190
ExlService Holdings, Inc.*	51,350	2,994,732

142	See Notes to Schedules of Investments.

	Shares	Value
Fair Isaac Corporation	14,000	$1,967,000
FARO Technologies, Inc.Δ*	27,700	1,059,525
Finisar CorporationΔ*	41,215	913,737
Integrated Device Technology, Inc.Δ*	63,935	1,699,392
InterDigital, Inc.	37,720	2,781,850
j2 Global, Inc.Δ	51,400	3,797,432
Jabil, Inc.	57,817	1,650,675
Kimball Electronics, Inc.*	45,187	978,299
Kulicke & Soffa Industries, Inc.*	63,698	1,373,966
Littelfuse, Inc.Δ	11,200	2,193,856
MACOM Technology Solutions Holdings, Inc.Δ*	38,500	1,717,485
MAXIMUS, Inc.	26,000	1,677,000
MicroStrategy, Inc. Class A*	2,631	336,005
MKS Instruments, Inc.	95,957	9,063,139
NCR Corporation*	11,245	421,912
Net 1 UEPS Technologies, Inc.*	43,068	419,482
New Relic, Inc.*	27,700	1,379,460
NIC, Inc.	79,400	1,361,710
Paycom Software, Inc.Δ*	42,600	3,193,296
Pegasystems, Inc.Δ	38,300	2,207,995
Photronics, Inc.*	99,363	879,363
Progress Software Corporation	51,176	1,953,388
Q2 Holdings, Inc.*	70,000	2,915,500
QAD, Inc. Class A	5,464	187,688
RealPage, Inc.Δ*	25,300	1,009,470
Reis, Inc.Δ	58,038	1,044,684
Science Applications International Corporation	24,400	1,631,140
Super Micro Computer, Inc.Δ*	28,240	624,104
Synaptics, Inc.Δ*	40,500	1,586,790
Synchronoss Technologies, Inc.Δ*	54,254	506,190
Take-Two Interactive Software, Inc.*	20,970	2,143,763
TESSCO Technologies, Inc.	44,499	554,013
Tyler Technologies, Inc.Δ*	13,804	2,406,313
VeriFone Systems, Inc.Δ*	102,545	2,079,613
Vishay Intertechnology, Inc.Δ	113,873	2,140,812
Vishay Precision Group, Inc.*	5,770	140,788
WEX, Inc.*	44,300	4,971,346
YuMe, Inc.	53,704	248,649
Zebra Technologies Corporation Class A*	6,404	695,346
Zix Corporation*	126,118	616,717

		98,039,885

Materials — 4.4%
A. Schulman, Inc.	34,118	1,165,130
AdvanSix, Inc.Δ*	15,125	601,219
Boise Cascade Co.*	30,413	1,061,414
Cabot Corporation	15,168	846,374
Chemours Co. (The)	14,398	728,683
Ferro Corporation*	37,320	832,236
FutureFuel Corporation	74,854	1,178,202
KMG Chemicals, Inc.Δ	9,731	534,037
Koppers Holdings, Inc.*	65,282	3,012,764
Louisiana-Pacific Corporation*	48,278	1,307,368
LSB Industries, Inc.Δ*	106,539	845,920
Mercer International, Inc.	74,592	883,915
Myers Industries, Inc.Δ	29,843	625,211
OMNOVA Solutions, Inc.*	164,419	1,800,388
Orion Engineered Carbons SA	38,583	866,188
Owens-Illinois, Inc.*	31,550	793,798
PolyOne Corporation	50,475	2,020,514
Summit Materials, Inc. Class AΔ*	47,624	1,525,397
Trinseo SA	17,380	1,166,198
UFP Technologies, Inc.*	15,127	425,069
United States Steel CorporationΔ	76,549	1,964,247
Universal Stainless & Alloy Products, Inc.*	55,449	1,156,112

		25,340,384

Real Estate — 5.6%
Altisource Portfolio Solutions SA*	17,473	452,027
Ashford Hospitality Prime, Inc. REITΔ	11,700	111,150
Ashford Hospitality Trust, Inc. REIT	180,708	1,205,322
Chesapeake Lodging Trust REIT	60,886	1,642,095
CoreSite Realty Corporation REITΔ	10,705	1,197,890
CubeSmart REIT	23,190	602,012
DiamondRock Hospitality Co. REIT	134,306	1,470,651
Hersha Hospitality Trust REITΔ	76,980	1,437,217
HFF, Inc. Class AΔ	54,200	2,144,152
InfraREIT, Inc.	34,850	779,595
Kennedy-Wilson Holdings, Inc.Δ	154,925	2,873,859
LaSalle Hotel Properties REITΔ	9,050	262,631
Mack-Cali Realty Corporation REIT	73,126	1,733,818
Marcus & Millichap, Inc.*	33,670	908,753
Monmouth Real Estate Investment Corporation REIT	82,715	1,339,156
National Storage Affiliates Trust REITΔ	85,500	2,072,520
NexPoint Residential Trust, Inc. REITΔ	37,303	885,200
Physicians Realty Trust REIT	57,240	1,014,865
Preferred Apartment Communities, Inc. Class A REIT	6,705	126,590
Rexford Industrial Realty, Inc. REIT	62,876	1,799,511
RMR Group, Inc. (The) Class AΔ	18,112	930,051
Ryman Hospitality Properties, Inc. REITΔ	22,939	1,433,458
Senior Housing Properties Trust REIT	6,349	124,123
Sunstone Hotel Investors, Inc. REIT	44,316	712,158
Terreno Realty Corporation REIT	47,869	1,731,900
Tier, Inc. REITΔ	60,205	1,161,957
Xenia Hotels & Resorts, Inc. REITΔ	87,944	1,851,221

		32,003,882

Telecommunication Services — 1.0%
Cogent Communications Holdings, Inc.Δ	35,500	1,735,950
Shenandoah Telecommunications Co.Δ	70,000	2,604,000
Vonage Holdings Corporation*	148,970	1,212,616

		5,552,566

Utilities — 2.0%
AES Corporation	138,435	1,525,554
AquaVenture Holdings, Ltd.Δ*	49,200	664,200
El Paso Electric Co.	20,533	1,134,448

See Notes to Schedules of Investments.	143

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Portland General Electric Co.	43,896	$2,003,413
Southwest Gas Holdings, Inc.	24,123	1,872,427
Spire, Inc.	11,210	836,826
UGI Corporation	49,231	2,306,965
Vectren Corporation	17,653	1,161,038

		11,504,871

Total Common Stocks
(Cost $440,691,543)		528,862,961

FOREIGN COMMON STOCKS — 2.1%
Canada — 0.8%
Celestica, Inc.*	24,692	305,687
Colliers International Group, Inc.	9,380	466,186
FirstService Corporation	20,483	1,347,986
IMAX CorporationΔ*	84,800	1,920,720
North American Energy Partners, Inc.	14,404	62,658
Taseko Mines, Ltd.*	145,502	269,179

		4,372,416

Curacao — 0.2%
Orthofix International NV*	22,149	1,046,540

France — 0.6%
DBV Technologies SA ADRΔ*	28,800	1,222,272
Talend SA ADRΔ*	50,600	2,071,564

		3,293,836

Israel — 0.3%
Mellanox Technologies, Ltd.Δ*	18,126	854,641
Nova Measuring Instruments, Ltd.*	1,401	39,382
Taro Pharmaceutical Industries, Ltd.Δ*	6,990	787,703

		1,681,726

United Kingdom — 0.2%
OM Asset Management PLC	87,950	1,312,214

Total Foreign Common Stocks (Cost $11,314,090)		11,706,732

MASTER LIMITED PARTNERSHIP — 0.7%
Compass Diversified Holdings (Cost $3,624,100)	241,915	4,293,991

	Par
CORPORATE BONDS — 0.0%
Lehman Escrow Bonds
0.00%, 07/19/17YΩ#	$160,000	—
0.00%, 12/28/17YΩ#	120,000	—
0.00%, 08/19/45YΩ#	50,000	—
0.00%, 11/29/49YΩ#	10,000	—

Total Corporate Bonds (Cost $0)		—

	Shares
MONEY MARKET FUNDS — 10.2%
GuideStone Money Market Fund (Investor Class)¥	24,001,600	24,001,599
Northern Institutional Government Assets Portfolio	54,223	54,223
Northern Institutional Liquid Assets Portfolio§	33,880,042	33,880,042

Total Money Market Funds (Cost $57,935,865)		57,935,864

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $1,396,891)	$1,400,000	1,397,296

TOTAL INVESTMENTS — 106.0% (Cost $514,962,489)		604,196,844
Liabilities in Excess of Other Assets — (6.0)%		(34,356,619)

NET ASSETS — 100.0%		$569,840,225

144	See Notes to Schedules of Investments.

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index	12/2017	326	$24,334,270	GSC	$1,400,794

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks:
Consumer Discretionary	$77,982,815	$77,982,815	$—	$—
Consumer Staples	8,426,260	8,426,260	—	—
Energy	27,073,161	27,073,161	—	—
Financials	85,898,853	85,898,853	—	—
Health Care	47,578,077	47,578,077	—	—	**
Industrials	109,462,207	109,462,207	—	—
Information Technology	98,039,885	98,039,885	—	—
Materials	25,340,384	25,340,384	—	—
Real Estate	32,003,882	32,003,882	—	—
Telecommunication Services	5,552,566	5,552,566	—	—
Utilities	11,504,871	11,504,871	—	—
Corporate Bonds	—	—	—	—	**
Foreign Common Stocks	11,706,732	11,706,732	—	—
Master Limited Partnership	4,293,991	4,293,991	—	—
Money Market Funds	57,935,864	57,935,864	—	—
U.S. Treasury Obligation	1,397,296	—	1,397,296	—

Total Assets — Investments in Securities	$604,196,844	$602,799,548	$1,397,296	$—

Other Financial Instruments***
Futures Contracts	$1,400,794	$1,400,794	$—	$—

Total Assets — Other Financial Instruments	$1,400,794	$1,400,794	$—	$—

**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	145

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
FOREIGN COMMON STOCKS — 95.6%
Australia — 6.4%
AGL Energy, Ltd.	9,921	$181,866
Alumina, Ltd.Δ	20,465	35,316
Amcor, Ltd.	12,343	147,261
AMP, Ltd.	32,305	122,392
APA Group	11,497	75,302
ASX, Ltd.	2,247	92,410
Aurizon Holdings, Ltd.	25,222	96,942
AusNet Services	27,770	36,813
Australia & New Zealand Banking Group, Ltd.	32,932	764,623
Bank of Queensland, Ltd.	4,076	41,500
Bendigo and Adelaide Bank, Ltd.Δ	5,305	48,312
BHP Billiton, Ltd.	35,051	708,796
BlueScope Steel, Ltd.	5,856	50,390
Boral, Ltd.	12,539	66,587
Brambles, Ltd.	15,826	111,725
Caltex Australia, Ltd.	3,172	79,869
Challenger, Ltd.	6,640	64,845
CIMIC Group, Ltd.	1,187	41,163
Coca-Cola Amatil, Ltd.	15,410	93,437
Cochlear, Ltd.	717	89,542
Commonwealth Bank of Australia	19,733	1,164,779
Computershare, Ltd.	5,174	58,726
CSL, Ltd.	5,399	567,317
Dexus REIT	13,896	103,550
Domino’s Pizza Enterprises, Ltd.Δ	1,020	36,660
Flight Centre Travel Group, Ltd.Δ	1,053	37,177
Fortescue Metals Group, Ltd.	15,263	61,538
Goodman Group REIT	23,142	149,577
GPT Group (The) REIT	20,139	78,353
Harvey Norman Holdings, Ltd.Δ	9,185	27,954
Healthscope, Ltd.Δ	21,042	27,564
Incitec Pivot, Ltd.	17,247	48,703
Insurance Australia Group, Ltd.	29,869	149,244
Lend Lease Group	6,696	94,122
Macquarie Group, Ltd.	3,969	283,060
Medibank Pvt., Ltd.	28,244	64,692
Mirvac Group REIT	50,361	90,462
National Australia Bank, Ltd.	30,573	755,416
Newcrest Mining, Ltd.	8,925	147,156
Orica, Ltd.	4,853	75,258
Origin Energy, Ltd.*	19,723	115,721
Qantas Airways, Ltd.	8,291	37,915
QBE Insurance Group, Ltd.	15,735	123,549
Ramsay Health Care, Ltd.	1,607	78,506
REA Group, Ltd.	873	45,880
Rio Tinto, Ltd.	4,176	217,929
Santos, Ltd.*	23,166	73,049
Scentre Group REIT	56,458	174,043
SEEK, Ltd.	3,958	51,568
Sonic Healthcare, Ltd.	5,071	83,174
South32, Ltd.	58,584	150,267
Stockland REIT	27,645	93,244
Suncorp Group, Ltd.	15,116	154,734
Sydney Airport	13,845	77,215
Telstra Corporation, Ltd.	51,978	142,293
TPG Telecom, Ltd.Δ	4,589	17,530
Transurban Group	26,898	250,654
Vicinity Centres REIT	34,448	71,876
Wesfarmers, Ltd.	18,785	608,996
Westfield Corporation REIT	21,009	129,199
Westpac Banking Corporation	38,576	965,868
Woodside Petroleum, Ltd.	8,928	203,791

		10,837,400

Austria — 0.2%
ANDRITZ AG	720	41,616
Erste Group Bank AG*	3,328	143,745
OMV AG	1,954	113,832
Raiffeisen Bank International AG*	1,472	49,331
voestalpine AG	552	28,148

		376,672

Belgium — 0.8%
Ageas	2,844	133,646
Colruyt SA	1,898	97,211
Groupe Bruxelles Lambert SA	2,113	222,265
KBC Groep NV	3,074	260,498
Proximus SADP	2,723	93,830
Solvay SA	1,260	188,234
Telenet Group Holding NV*	1,213	80,256
UCB SA	2,703	192,415
Umicore SA	1,333	110,267

		1,378,622

Denmark — 1.5%
AP Moeller — Maersk A/S Class A	78	143,333
AP Moeller — Maersk A/S Class B	51	96,877
Chr. Hansen Holding A/S	1,516	130,020
Coloplast A/S Class B	2,241	181,878
Danske Bank A/S	10,052	402,000
DONG Energy A/S 144A	2,276	130,279
DSV A/S	2,517	190,407
Genmab A/S*	825	182,132
H Lundbeck A/S	1,284	74,088
ISS A/S	2,857	114,893
Novozymes A/S, B Shares	3,119	160,055
Pandora A/S	1,677	165,536
TDC A/S	8,509	49,855
Tryg A/S	3,476	80,272
VestasWind Systems A/S	2,595	232,865
William Demant Holding A/S*	4,113	108,569

		2,443,059

Finland — 1.1%
Elisa OYJ	860	37,019
Fortum OYJ	6,738	134,506
Kone OYJ Class B	3,899	206,449
Metso OYJ	1,554	57,010
Neste OYJ	1,361	59,436
Nokia OYJ	67,969	408,028
Nokian Renkaat OYJ	669	29,754
Orion OYJ Class B	2,199	102,037
Sampo OYJ, A Shares	6,290	332,455
Stora Enso OYJ, R Shares	8,351	117,947

146	See Notes to Schedules of Investments.

	Shares	Value
UPM-Kymmene OYJ	7,209	$195,371
Wartsila OYJ Abp	1,697	120,140

		1,800,152

France — 9.9%
Accor SA	2,894	143,777
Aeroports de Paris	231	37,349
Air Liquide SA	4,695	626,207
Alstom SA	1,430	60,734
Arkema SA	687	84,241
Atos SE	867	134,493
AXA SA	24,035	726,934
BNP Paribas SA	13,072	1,054,449
Bollore SAΔ	12,330	61,628
Bouygues SA	1,998	94,812
Bureau Veritas SA	3,678	94,917
Capgemini SE	1,772	207,673
Carrefour SA	7,729	156,161
Casino Guichard Perrachon SA	458	27,163
Cie de St-Gobain	5,516	328,706
Cie Generale des Etablissements Michelin	1,816	265,072
CNP Assurances	2,393	56,085
Credit Agricole SA	12,791	232,510
Danone SA	10,391	815,098
Dassault Aviation SA	24	38,817
Dassault Systemes SA	1,492	150,929
Edenred	3,343	90,875
Eiffage SA	840	86,969
Electricite de France SA	7,268	88,263
Engie SA	20,897	354,913
Essilor International SA	2,757	341,328
Eurazeo SA	48	4,291
Eurofins Scientific SE Millicom International Cellular SA SDR	243	153,538
Eutelsat Communications SA	1,634	48,396
Fonciere Des Regions REIT	707	73,441
Gecina SA REIT	574	93,078
Groupe Eurotunnel SE	5,218	62,905
Hermes International	529	266,690
ICADE REIT	531	47,364
Iliad SA	257	68,298
Imerys SA	21	1,897
Ingenico Group	673	63,793
Ipsen SA	876	116,424
JCDecaux SA	1,071	40,101
Kering	1,260	501,933
Klepierre REIT	3,685	144,640
L’Oreal SA	3,461	735,891
Lagardere SCA	494	16,538
Legrand SA	2,556	184,519
Natixis SA	11,553	92,441
Orange SA	22,045	361,122
Peugeot SA	5,412	128,888
Publicis Groupe SA	2,439	170,336
Renault SA	1,904	187,026
Rexel SA	2,931	50,715
Safran SA	3,626	370,445
Sanofi	14,678	1,457,399
Schneider Electric SE*	6,512	566,696
SCOR SE	1,503	63,018
SEB SA	418	76,674
SES SA	3,858	84,401
Societe BIC SA	295	35,354
Societe Generale SA	8,639	505,774
Sodexo SA	1,234	153,868
Suez	3,491	63,726
Thales SA	918	103,920
TOTAL SAΔ	28,227	1,516,113
Unibail-Rodamco SE REIT	1,439	349,930
Valeo SA	2,680	198,855
Veolia Environnement SA	5,489	126,830
Vinci SA	6,384	606,638
Vivendi SA	11,829	299,467
Wendel SA	233	37,741
Zodiac Aerospace	2,025	58,553

		16,649,770

Germany — 8.8%
adidas AG	2,367	535,452
Allianz SE	5,801	1,302,336
Axel Springer SE	360	23,134
BASF SE	11,165	1,188,160
Bayerische Motoren Werke AG	3,758	381,221
Beiersdorf AGΔ	1,495	160,845
Brenntag AG	1,403	78,126
Commerzbank AG*	11,608	157,911
Continental AG	1,352	343,155
Covestro AG 144A	1,188	102,148
Daimler AG	11,195	892,721
Deutsche Bank AG	23,517	406,637
Deutsche Boerse AG	2,301	249,410
Deutsche Lufthansa AG	3,059	84,999
Deutsche Post AG	11,286	502,411
Deutsche Telekom AG	39,020	727,968
DeutscheWohnen SE	4,402	186,882
E.ON SE	26,940	304,904
Evonik Industries AG	1,751	62,540
Fraport AG Frankfurt Airport ServicesWorldwide	338	32,094
Fresenius Medical Care AG & Co. KGaA	3,048	298,173
Fresenius SE & Co. KGaA	5,986	482,859
GEA Group AGΔ	2,114	96,169
Hannover Rueck SE	793	95,552
HeidelbergCement AG	1,752	180,088
Henkel AG & Co KGaA	1,747	212,569
HOCHTIEF AG	215	36,274
HUGO BOSS AG	951	83,838
Infineon Technologies AG	12,648	317,958
Innogy SE 144A	1,400	62,306
K+S AG	1,931	52,606
KION Group AG	543	51,964
LANXESS AG	1,208	95,316
Linde AG	2,207	460,262
Merck KGaA	2,991	332,720

See Notes to Schedules of Investments.	147

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
METRO AG*	2,082	$44,010
Muenchener Rueckversicherungs-Gesellschaft AG	1,808	386,561
OSRAM Licht AG	840	67,024
ProSiebenSat.1 Media SE	2,829	96,413
RTL Group SA	567	42,916
RWE AG*	6,094	138,432
SAP SE	11,957	1,309,893
Siemens AG	9,102	1,282,312
Symrise AG	1,436	109,080
Telefonica Deutschland Holding AG	8,893	49,904
thyssenkrupp AGΔ	4,887	144,832
TUI AG	5,007	84,941
United Internet AG	1,502	93,500
Volkswagen AGΔ	584	98,875
Vonovia SE	6,071	258,311
Zalando SE 144A*	1,333	66,800

		14,855,512

Hong Kong — 3.0%
AIA Group, Ltd.	138,400	1,020,513
ASM Pacific Technology, Ltd.	3,200	46,085
Bank of East Asia, Ltd. (The)	12,668	54,732
BOC Hong Kong Holdings, Ltd.	40,500	196,756
CK Asset Holdings, Ltd.	30,500	252,423
CK Hutchison Holdings, Ltd.	32,500	415,424
CK Infrastructure Holdings, Ltd.	8,500	73,122
CLP Holdings, Ltd.	19,000	194,704
First Pacific Co., Ltd.	38,000	30,306
Hang Lung Group, Ltd.	12,000	43,090
Hang Lung Properties, Ltd.	26,000	61,708
Hang Seng Bank, Ltd.	8,800	214,491
Henderson Land Development Co., Ltd.	14,278	94,588
HK Electric Investments & HK Electric Investments, Ltd. 144A	25,000	22,787
HKT Trust & HKT, Ltd.	48,000	58,313
Hong Kong & China Gas Co., Ltd.	91,421	171,804
Hong Kong Exchanges and Clearing, Ltd.	14,517	390,262
Hysan Development Co., Ltd.	9,000	42,341
I-CABLE Communications, Ltd.*	6,191	202
Kerry Properties, Ltd.	9,500	39,342
Li & Fung, Ltd.	60,000	30,109
Link REIT	24,500	198,532
MTR Corporation, Ltd.	16,387	95,659
New World Development Co., Ltd.	74,546	107,072
NWS Holdings, Ltd.	21,399	41,694
PCCW, Ltd.	55,000	29,783
Power Assets Holdings, Ltd.	16,500	142,893
Shangri-La Asia, Ltd.	32,000	59,317
Sino Land Co., Ltd.	40,632	71,365
Sun Hung Kai Properties, Ltd.	17,000	276,166
Swire Pacific, Ltd. Class A	6,500	63,073
Swire Properties, Ltd.	13,000	44,101
Techtronic Industries Co., Ltd.	17,500	93,419
WH Group, Ltd. 144A	113,500	120,596
Wharf Holdings, Ltd. (The)	15,000	133,647
Wheelock & Co., Ltd.	8,000	56,275
Yue Yuen Industrial Holdings, Ltd.	8,000	30,416

		5,017,110

Ireland — 0.5%
Bank of Ireland Group PLC*	9,604	78,662
CRH PLC	9,619	366,925
DCC PLC	671	65,143
James Hardie Industries PLC CDI	5,216	72,500
Kerry Group PLC Class A	2,819	270,840

		854,070

Israel — 0.5%
Azrieli Group	1,239	68,910
Bank Hapoalim BM	15,980	111,822
Bank Leumi Le-Israel BM	19,282	102,475
Bezeq The Israeli Telecommunication Corporation, Ltd.	62,148	88,805
Check Point Software Technologies, Ltd.Δ*	1,500	171,030
Elbit Systems, Ltd.	512	75,275
Frutarom Industries, Ltd.	340	26,153
Israel Chemicals, Ltd.	20,530	91,400
Mizrahi Tefahot Bank, Ltd.	1,129	20,248
NICE, Ltd.	1,027	83,188
Taro Pharmaceutical Industries, Ltd.Δ*	300	33,807

		873,113

Italy — 2.0%
Assicurazioni Generali SpA	13,335	248,388
Atlantia SpA	4,528	142,942
Enel SpA	96,902	583,522
Eni SpA	30,594	506,227
GEDI Gruppo Editoriale SpA*	518	459
Intesa Sanpaolo SpA	149,866	528,238
Leonardo SpA	3,992	74,783
Luxottica Group SpA	2,326	130,005
Mediobanca SpA	3,955	42,444
Poste Italiane SpA 144A	1,382	10,176
Prysmian SpA	1,492	50,398
Recordati SpA	2,880	132,751
Saipem SpAΔ*	7,412	31,957
Snam SpA	19,199	92,490
Telecom Italia SpA*	170,573	154,166
Tenaris SAΔ	5,417	76,828
Terna Rete Elettrica Nazionale SpA	6,216	36,307
UniCredit SpA*	22,553	480,330

		3,322,411

Japan — 22.1%
ABC-Mart, Inc.	100	5,279
Acom Co., Ltd.Δ*	3,200	12,399
AEON Co., Ltd.	7,100	104,899
AEON Financial Service Co., Ltd.	800	16,715
AEON Mall Co., Ltd.	900	16,020
AirWater, Inc.	2,000	36,898
Aisin Seiki Co., Ltd.	1,900	100,129
Ajinomoto Co., Inc.	9,400	183,447

148	See Notes to Schedules of Investments.

	Shares	Value
Alfresa Holdings Corporation	1,900	$34,766
Alps Electric Co., Ltd.	2,100	55,409
Amada Holdings Co., Ltd.	4,700	51,584
ANA Holdings, Inc.	1,300	49,204
Aozora Bank, Ltd.	500	19,018
Asahi Glass Co., Ltd.	3,000	111,309
Asahi Kasei Corporation	14,000	172,317
ASICS Corporation	1,700	25,321
Astellas Pharma, Inc.	24,200	307,863
Bandai Namco Holdings, Inc.	2,400	82,328
Bank of Kyoto, Ltd. (The)	600	30,500
Benesse Holdings, Inc.Δ	900	32,473
Bridgestone Corporation	7,400	335,787
Brother Industries, Ltd.	2,500	58,165
Calbee, Inc.Δ	2,100	73,810
Canon, Inc.	12,700	433,961
Casio Computer Co., Ltd.Δ	2,100	29,561
Central Japan Railway Co.	1,600	280,542
Chiba Bank, Ltd. (The)Δ	12,000	85,848
Chubu Electric Power Co., Inc.	8,200	101,803
Chugai Pharmaceutical Co., Ltd.	2,600	107,905
Chugoku Bank, Ltd. (The)	1,300	17,815
Chugoku Electric Power Co., Inc. (The)Δ	3,100	32,922
Coca-Cola Bottlers Japan, Inc.	2,700	87,581
Concordia Financial Group, Ltd.	13,500	66,717
Credit Saison Co., Ltd.	2,000	41,502
CYBERDYNE, Inc.Δ*	1,200	15,986
Dai Nippon Printing Co., Ltd.	3,500	83,764
Daicel Corporation	3,100	37,357
Dai-ichi Life Holdings, Inc.	12,400	222,489
Daiichi Sankyo Co., Ltd.	7,000	157,885
Daikin Industries, Ltd.	3,000	303,799
Daito Trust Construction Co., Ltd.	800	145,745
Daiwa House Industry Co., Ltd.	6,300	217,512
Daiwa House Investment Corporation REIT	13	31,124
Daiwa Securities Group, Inc.	17,000	96,282
DeNA Co., Ltd.	1,200	26,895
Denso Corporation	5,500	278,263
Dentsu, Inc.	2,500	109,753
Disco Corporation	300	61,026
Don Quijote Holdings Co., Ltd.	1,000	37,369
East Japan Railway Co.Δ	4,000	369,162
Eisai Co., Ltd.Δ	3,300	169,392
Electric Power Development Co., Ltd.	1,500	37,672
FamilyMart UNY Holdings Co., Ltd.	800	42,160
FANUC Corporation	2,200	445,572
Fast Retailing Co., Ltd.	600	176,974
Fuji Electric Co., Ltd.	5,000	27,727
FUJIFILM Holdings Corporation	4,700	182,403
Fujitsu, Ltd.	22,000	163,429
Fukuoka Financial Group, Inc.	8,000	36,970
Hachijuni Bank, Ltd. (The)Δ	5,000	31,238
Hakuhodo DY Holdings, Inc.	1,900	24,956
Hamamatsu Photonics KK	1,200	36,259
Hankyu Hanshin Holdings, Inc.	2,600	98,663
Hikari Tsushin, Inc.	200	25,061
Hino Motors, Ltd.	2,100	25,680
Hirose Electric Co., Ltd.	300	42,231
Hiroshima Bank, Ltd. (The)	3,000	24,288
Hisamitsu Pharmaceutical Co., Inc.	900	43,190
Hitachi Chemical Co., Ltd.	1,200	32,899
Hitachi Construction Machinery Co., Ltd.	900	26,674
Hitachi High-Technologies Corporation	600	21,755
Hitachi Metals, Ltd.	2,000	27,834
Hitachi, Ltd.	54,000	380,507
Honda Motor Co., Ltd.	20,300	601,107
Hoshizaki Corporation	600	52,735
Hoya Corporation	4,100	221,351
Hulic Co., Ltd.	2,400	23,525
Idemitsu Kosan Co., Ltd.	1,800	50,789
IHI Corporation	1,500	52,122
Iida Group Holdings Co., Ltd.	2,500	44,568
Inpex CorporationΔ	10,400	110,493
Isetan Mitsukoshi Holdings, Ltd.	3,600	37,592
Isuzu Motors, Ltd.	6,100	80,827
ITOCHU Corporation	16,300	266,971
J. Front Retailing Co., Ltd.	3,400	46,985
Japan Airlines Co., Ltd.	1,200	40,610
Japan Airport Terminal Co., Ltd.	400	14,255
Japan Exchange Group, Inc.	6,600	116,779
Japan Post Bank Co., Ltd.	3,800	46,941
Japan Post Holdings Co., Ltd.Δ	17,300	204,325
Japan Prime Realty Investment Corporation REIT	9	30,073
Japan Real Estate Investment Corporation REIT	13	62,502
Japan Retail Fund Investment Corporation REIT	25	44,857
JFE Holdings, Inc.	5,300	103,504
JGC Corporation	2,000	32,366
JSR Corporation	1,500	28,500
JTEKT Corporation	2,600	35,999
JXTG Holdings, Inc.	35,850	184,435
Kajima Corporation	9,000	89,420
Kakaku.com, Inc.	1,200	15,293
Kamigumi Co., Ltd.	1,000	23,150
Kaneka Corporation	3,000	23,301
Kansai Electric Power Co., Inc. (The)	8,200	104,900
Kansai Paint Co., Ltd.	2,000	50,335
Kao Corporation	5,800	341,222
Kawasaki Heavy Industries, Ltd.Δ	1,500	49,722
KDDI Corporation	21,000	553,717
Keihan Holdings Co., Ltd.	400	11,713
Keikyu CorporationΔ	2,000	40,542
Keio Corporation	1,400	57,729
Keisei Electric Railway Co., Ltd.	1,500	41,524
Keyence Corporation	1,100	584,092
Kikkoman CorporationΔ	4,000	122,995
Kintetsu Group Holdings Co., Ltd.	1,900	70,664
Kobe Steel, Ltd.	3,500	40,000
Koito Manufacturing Co., Ltd.	1,100	69,016
Komatsu, Ltd.	10,400	295,849

See Notes to Schedules of Investments.	149

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Konami Holdings Corporation	1,100	$52,886
Konica Minolta, Inc.	4,700	38,594
Kose Corporation	300	34,366
Kubota Corporation	11,700	212,685
Kuraray Co., Ltd.	3,600	67,313
KuritaWater Industries, Ltd.	900	25,994
Kyocera Corporation	3,900	241,989
Kyowa Hakko Kirin Co., Ltd.	3,000	51,029
Kyushu Electric Power Co., Inc.	4,400	46,727
Kyushu Financial Group, Inc.	3,700	22,754
Kyushu Railway Co.	1,100	32,699
Lawson, Inc.	600	39,725
LINE Corporation*	300	10,838
Lion Corporation	3,000	54,761
LIXIL Group Corporation	2,600	68,994
M3, Inc.	2,100	59,813
Mabuchi Motor Co., Ltd.	400	20,013
Makita Corporation	2,200	88,665
Marubeni Corporation	19,900	135,909
Marui Group Co., Ltd.	3,000	42,950
Maruichi Steel Tube, Ltd.	400	11,642
Mazda Motor Corporation	5,700	87,381
McDonald’s Holdings Co. Japan, Ltd.	500	22,128
Mebuki Financial Group, Inc.	9,150	35,372
Medipal Holdings Corporation	2,200	38,203
MEIJI Holdings Co., Ltd.	2,000	158,543
MINEBEA MITSUMI, Inc.Δ	4,000	62,564
Miraca Holdings, Inc.	500	23,239
MISUMI Group, Inc.	2,800	73,729
Mitsubishi Chemical Holdings Corporation	17,100	162,908
Mitsubishi Corporation	17,300	402,116
Mitsubishi Electric Corporation	22,000	343,710
Mitsubishi Estate Co., Ltd.	15,000	260,809
Mitsubishi Gas Chemical Co., Inc.	2,500	58,587
Mitsubishi Heavy Industries, Ltd.	3,800	150,244
Mitsubishi Materials Corporation	1,200	41,484
Mitsubishi Motors Corporation	8,400	66,439
Mitsubishi Tanabe Pharma Corporation	2,400	55,028
Mitsubishi UFJ Financial Group, Inc.	140,000	909,114
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,000	21,186
Mitsui & Co., Ltd.	20,400	301,490
Mitsui Chemicals, Inc.	2,200	66,865
Mitsui Fudosan Co., Ltd.	11,000	238,525
Mitsui OSK Lines, Ltd.Δ	1,300	39,396
Mixi, Inc.	600	28,954
Mizuho Financial Group, Inc.	269,100	471,358
MS&AD Insurance Group Holdings, Inc.	5,400	173,865
Murata Manufacturing Co., Ltd.	2,200	323,377
Nabtesco Corporation	1,000	37,147
Nagoya Railroad Co., Ltd.	1,600	34,453
NEC Corporation	2,900	78,605
Nexon Co., Ltd.*	2,200	57,402
NGK Insulators, Ltd.	3,000	56,201
NGK Spark Plug Co., Ltd.Δ	1,900	40,440
NH Foods, Ltd.	4,000	110,020
Nidec Corporation	2,600	319,325
Nikon Corporation	3,500	60,684
Nintendo Co., Ltd.	1,300	480,142
Nippon Building Fund, Inc. REIT	14	69,798
Nippon Electric Glass Co., Ltd.	600	23,222
Nippon Express Co., Ltd.	1,000	65,141
Nippon Paint Holdings Co., Ltd.	1,900	64,586
Nippon Prologis REIT, Inc.	17	35,820
Nippon Steel & Sumitomo Metal Corporation	8,200	188,267
Nippon Telegraph & Telephone Corporation	8,200	375,804
Nippon Yusen KKΔ*	1,700	35,337
Nissan Chemical Industries, Ltd.	1,600	56,307
Nissan Motor Co., Ltd.	26,600	263,459
Nisshin Seifun Group, Inc.	5,500	92,135
Nissin Foods Holdings Co., Ltd.	1,600	97,258
Nitori Holdings Co., Ltd.	900	128,691
Nitto Denko Corporation	1,900	158,416
NOK Corporation	800	17,916
Nomura Holdings, Inc.	41,700	233,468
Nomura Real Estate Holdings, Inc.	2,000	42,622
Nomura Real Estate Master Fund, Inc. REIT	37	48,106
Nomura Research Institute, Ltd.	1,419	55,360
NSK, Ltd.	4,700	63,363
NTT Data Corporation	7,000	74,899
NTT DOCOMO, Inc.	15,400	351,795
Obayashi Corporation	7,300	87,516
Obic Co., Ltd.	600	37,752
Odakyu Electric Railway Co., Ltd.Δ	3,000	56,921
Oji Holdings Corporation	8,000	43,155
Olympus Corporation	3,200	108,349
Omron Corporation	2,100	106,936
Ono Pharmaceutical Co., Ltd.	4,900	111,020
Oracle Corporation	700	54,992
Oriental Land Co., Ltd.	2,400	182,871
ORIX Corporation	14,800	238,655
Osaka Gas Co., Ltd.	4,600	85,521
Otsuka Corporation	400	25,630
Otsuka Holdings Co., Ltd.	5,100	202,640
Panasonic CorporationΔ	24,500	355,008
Park24 Co., Ltd.	800	19,480
Pola Orbis Holdings, Inc.	1,400	42,364
Rakuten, Inc.	11,300	123,218
Recruit Holdings Co., Ltd.	12,000	259,889
Renesas Electronics Corporation*	5,500	59,924
Resona Holdings, Inc.	23,900	122,766
Ricoh Co., Ltd.	6,400	62,223
Rinnai Corporation	300	25,674
Rohm Co., Ltd.	1,000	85,670
Ryohin Keikaku Co., Ltd.	300	88,380
Santen Pharmaceutical Co., Ltd.	3,600	56,723
SBI Holdings, Inc.	1,500	22,582
Secom Co., Ltd.	2,700	196,804
Seibu Holdings, Inc.	2,300	39,285

150	See Notes to Schedules of Investments.

	Shares	Value
Seiko Epson Corporation	3,000	$72,597
Sekisui Chemical Co., Ltd.	4,000	78,703
Sekisui House, Ltd.	6,900	116,293
Seven & i Holdings Co., Ltd.	8,600	332,077
Seven Bank, Ltd.Δ	4,800	17,319
Sharp CorporationΔ*	1,400	42,239
Shimadzu Corporation	2,000	39,387
Shimamura Co., Ltd.	200	23,995
Shimano, Inc.	800	106,572
Shimizu Corporation	6,000	66,492
Shin-Etsu Chemical Co., Ltd.	4,400	393,370
Shinsei Bank, Ltd.	400	6,402
Shionogi & Co., Ltd.	3,400	185,856
Shiseido Co., Ltd.	4,300	172,038
Shizuoka Bank, Ltd. (The)	5,000	44,968
Showa Shell Sekiyu KK	2,900	33,375
SMC Corporation	700	246,905
SoftBank Group Corporation	9,500	766,923
Sohgo Security Services Co., Ltd.	600	27,514
Sompo Holdings, Inc.	3,700	143,956
Sony CorporationΔ	14,300	531,969
Sony Financial Holdings, Inc.	2,000	32,810
Stanley Electric Co., Ltd.	1,300	44,537
Start Today Co., Ltd.	2,000	63,364
Subaru Corporation	7,000	252,566
Sumitomo Chemical Co., Ltd.	17,000	106,208
Sumitomo Corporation	13,500	194,177
Sumitomo Dainippon Pharma Co., Ltd.	2,000	26,021
Sumitomo Electric Industries, Ltd.	8,000	130,673
Sumitomo Heavy Industries, Ltd.	1,200	48,096
Sumitomo Metal Mining Co., Ltd.	2,500	80,293
Sumitomo Mitsui Financial Group, Inc.	15,200	583,550
Sumitomo Mitsui Trust Holdings, Inc.	4,300	155,186
Sumitomo Realty & Development Co., Ltd.	5,000	151,300
Sumitomo Rubber Industries, Inc.	1,400	25,655
Sundrug Co., Ltd.	800	33,130
Suntory Beverage & Food, Ltd.	2,700	120,213
Suruga Bank, Ltd.	1,500	32,339
Suzuken Co., Ltd.	900	31,993
Suzuki Motor CorporationΔ	3,600	188,822
Sysmex Corporation	1,700	108,474
T&D Holdings, Inc.	6,200	90,004
Taiheiyo Cement Corporation	1,200	46,336
Taisei Corporation	2,000	104,866
Taisho Pharmaceutical Holdings Co., Ltd.	300	22,768
Taiyo Nippon Sanso Corporation	1,200	14,205
Takashimaya Co., Ltd.	3,000	28,100
Takeda Pharmaceutical Co., Ltd.	8,300	458,353
TDK Corporation	1,600	108,634
Teijin, Ltd.	1,600	31,538
Terumo Corporation	3,300	129,771
THK Co., Ltd.Δ	1,000	34,037
Tobu Railway Co., Ltd.	2,000	54,921
Toho Co., Ltd.	1,600	55,810
Toho Gas Co., Ltd.	800	23,426
Tohoku Electric Power Co., Inc.	5,500	69,944
Tokio Marine Holdings, Inc.	8,400	328,610
Tokyo Electric Power Co. Holdings, Inc.*	16,800	67,782
Tokyo Electron, Ltd.	1,800	276,419
Tokyo Gas Co., Ltd.	4,400	107,844
Tokyo Tatemono Co., Ltd.	2,300	29,413
Tokyu Corporation	7,000	99,098
Tokyu Fudosan Holdings Corporation	5,600	33,792
Toppan Printing Co., Ltd.	7,000	69,425
Toray Industries, Inc.	16,000	155,201
Toshiba Corporation*	46,000	128,771
Tosoh Corporation	3,500	78,880
TOTO, Ltd.	2,000	84,248
Toyo Seikan Group Holdings, Ltd.	2,300	38,427
Toyo Suisan Kaisha, Ltd.	2,700	99,218
Toyoda Gosei Co., Ltd.	500	11,815
Toyota Industries Corporation	2,100	120,746
Toyota Motor Corporation	29,916	1,783,927
Toyota Tsusho Corporation	2,100	68,958
Trend Micro, Inc.	1,200	59,080
Tsuruha Holdings, Inc.	400	47,812
Unicharm Corporation	4,500	103,017
United Urban Investment Corporation REITΔ	28	41,008
USS Co., Ltd.	2,200	44,381
West Japan Railway Co.	1,900	132,076
Yahoo Japan Corporation	17,200	81,625
Yakult Honsha Co., Ltd.	1,500	108,109
Yamada Denki Co., Ltd.	7,600	41,537
Yamaguchi Financial Group, Inc.	2,000	23,408
Yamaha Corporation	1,800	66,385
Yamaha Motor Co., Ltd.	3,100	92,842
Yamato Holdings Co., Ltd.	4,400	88,821
Yamazaki Baking Co., Ltd.	4,000	72,233
Yaskawa Electric Corporation	3,100	98,214
Yokogawa Electric Corporation	1,800	30,649
Yokohama Rubber Co., Ltd. (The)	1,000	20,618

		37,199,693

Jersey — 1.3%
Experian PLC	16,169	324,780
Ferguson PLC	3,852	252,716
Glencore PLC*	135,215	619,663
Randgold Resources, Ltd.	1,270	124,487
Shire PLC	10,990	557,843
WPP PLC	17,198	319,178

		2,198,667

Netherlands — 4.6%
ABN AMRO Group NV CVA 144A	4,659	139,534
Aegon NV	21,999	128,131
AerCap Holdings NV*	1,900	97,109
Airbus SE	7,178	682,173
Akzo Nobel NV	2,814	259,817
Altice NV Class A*	7,305	146,299
Altice NV Class B*	878	17,537

See Notes to Schedules of Investments.	151

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
ArcelorMittal*	7,722	$199,189
ASML Holding NV	4,300	732,087
BoskalisWestminster	993	34,710
CNH Industrial NV	11,766	141,287
EXOR NV	1,420	90,041
Ferrari NV	1,448	160,015
Fiat Chrysler Automobiles NV	11,741	210,371
Gemalto NV	809	36,138
ING Groep NV	45,398	837,032
Koninklijke Ahold Delhaize NV	13,901	259,916
Koninklijke DSM NV	2,211	180,989
Koninklijke KPN NV	40,973	140,677
Koninklijke Philips NV	10,794	445,617
Koninklijke Vopak NV	953	41,793
NN Group NV	2,899	121,326
NXP Semiconductor NV*	3,962	448,063
QIAGEN NV*	4,258	134,016
Randstad Holding NV	1,696	104,916
RELX NV	15,283	325,314
STMicroelectronics NV	7,473	144,585
Unilever NV CVA	20,485	1,211,530
Wolters Kluwer NV	4,128	190,740

		7,660,952

New Zealand — 0.2%
Auckland International Airport, Ltd.	10,774	50,117
Contact Energy, Ltd.	7,151	28,408
Fletcher Building, Ltd.	7,398	42,695
Mercury NZ, Ltd.	4,302	10,534
Meridian Energy, Ltd.	12,874	26,455
Ryman Healthcare, Ltd.	6,330	42,384
Spark New Zealand, Ltd.Δ	18,489	48,744

		249,337

Norway — 0.8%
DNB ASA	10,659	214,799
Gjensidige Forsikring ASA	1,151	20,030
Marine Harvest ASAΔ*	8,080	159,784
Norsk Hydro ASA	13,545	98,469
Orkla ASA	25,401	260,564
Schibsted ASA Class AΔ	715	18,421
Schibsted ASA, B Shares	1,488	35,124
Statoil ASAΔ	15,426	308,539
Telenor ASA	8,959	189,428
Yara International ASA	1,747	78,242

		1,383,400

Papua New Guinea — 0.1%
Oil Search, Ltd.	15,218	83,559

Portugal — 0.1%
EDP — Energias de Portugal SA	23,635	88,970
Galp Energia SGPS SA	4,165	73,815
Jeronimo Martins SGPS SA	2,628	51,840

		214,625

Singapore — 1.5%
Ascendas Real Estate Investment Trust	25,800	50,594
CapitaLand Commercial Trust REIT	34,800	42,459
CapitaLand Mall Trust REIT	36,600	53,964
CapitaLand, Ltd.	42,200	111,376
City Developments, Ltd.	5,900	49,281
ComfortDelGro Corporation, Ltd.	29,600	45,389
DBS Group Holdings, Ltd.	21,612	331,720
Global Logistic Properties, Ltd.	36,100	87,825
Golden Agri-Resources, Ltd.	115,400	31,903
Hongkong Land Holdings, Ltd.	12,800	92,160
Hutchison Port Holdings Trust Class U	53,700	23,091
Jardine Cycle & Carriage, Ltd.	1,111	32,221
Jardine Matheson Holdings, Ltd.	2,300	145,728
Jardine Strategic Holdings, Ltd.	2,500	108,000
Keppel Corporation, Ltd.	17,700	84,687
Oversea-Chinese Banking Corporation, Ltd.	32,762	269,545
SATS, Ltd.	9,200	31,267
Sembcorp Industries, Ltd.	15,900	34,697
Singapore Airlines, Ltd.	5,600	41,449
Singapore Exchange, Ltd.	7,800	42,495
Singapore Press Holdings, Ltd.	18,400	36,896
Singapore Technologies Engineering, Ltd.	16,100	40,830
Singapore Telecommunications, Ltd.	91,800	249,050
StarHub, Ltd.	4,000	7,667
Suntec Real Estate Investment Trust	26,900	36,985
United Overseas Bank, Ltd.	15,359	266,089
UOL Group, Ltd.	7,561	45,262
Wilmar International, Ltd.	17,100	40,089
Yangzijiang Shipbuilding Holdings, Ltd.	23,400	24,669

		2,457,388

Spain — 3.3%
Abertis Infraestructuras SA	6,859	138,624
ACS Actividades de Construccion y Servicios SA	3,270	121,181
Aena SME SA 144A	629	113,557
Amadeus IT Group SA	4,456	289,607
Banco Bilbao Vizcaya Argentaria SA	73,481	656,652
Banco de Sabadell SA	55,869	116,612
Banco Santander SA	186,092	1,299,198
Bankia SAΔ	11,453	55,228
Bankinter SA	2,364	22,363
CaixaBank SA	40,595	203,432
Distribuidora Internacional de Alimentacion SA	6,556	38,239
Enagas SA	391	11,010
Endesa SA	2,845	64,140
Ferrovial SA	5,923	130,382
Gas Natural SDG SA	3,746	82,925
Grifols SA	5,933	172,851
Iberdrola SA	67,727	526,066
Industria de Diseno Textil SA	12,923	487,002
International Consolidated Airlines Group SA	9,036	71,981
Mapfre SA	10,729	34,922
Red Electrica Corporation SA	4,224	88,764
Repsol SA	12,883	237,380

152	See Notes to Schedules of Investments.

	Shares	Value
Siemens Gamesa Renewable Energy SA	2,932	$38,275
Telefonica SA	55,330	601,106

		5,601,497

Sweden — 2.9%
Alfa Laval AB	2,935	71,673
Assa Abloy AB Class B	11,453	261,545
Atlas Copco AB, A Shares	7,523	318,565
Atlas Copco AB, B Shares	5,681	220,268
Boliden AB	2,787	94,338
Electrolux AB, Series BΔ	4,581	155,570
Essity AB*	8,026	218,365
Getinge AB, B Shares	3,597	67,436
Hennes & Mauritz AB, B SharesΔ	11,084	287,140
Hexagon AB, B Shares	2,571	127,431
Husqvarna AB, B Shares	7,015	72,175
ICA Gruppen AB	628	23,601
Industrivarden AB, C Shares	527	13,348
Investor AB, B Shares	5,617	277,440
Kinnevik AB Class B	2,697	87,948
L E Lundbergforetagen AB, B Shares	330	26,376
Lundin Petroleum AB	2,436	53,297
Millicom International Cellular SA SDR	902	59,525
Nordea Bank AB	35,238	477,633
Sandvik AB	14,112	243,433
Securitas AB, B Shares	4,765	79,798
Skandinaviska Enskilda Banken AB Class A	16,315	214,932
Skanska AB, B Shares	3,302	76,500
SKF AB, B Shares	3,265	71,154
Svenska Handelsbanken AB, A Shares	17,553	264,861
Swedbank AB, A Shares	9,578	264,824
Tele2 AB, B Shares	3,418	39,111
Telefonaktiebolaget LM Ericsson, B Shares	35,949	206,428
Telia Co. AB	33,087	155,830
Volvo AB, B Shares	18,985	365,952

		4,896,497

Switzerland — 8.4%
ABB, Ltd.	21,006	519,320
Adecco Group AG	1,636	127,386
Barry Callebaut AG*	154	236,006
Chocoladefabriken Lindt & Spruengli AG	29	292,740
Cie Financiere Richemont SA	6,513	595,240
Coca-Cola HBC AG*	12,058	407,982
Credit Suisse Group AG*	28,918	457,802
Dufry AG*	216	34,307
EMS-Chemie Holding AG	12	7,981
Geberit AG	251	118,741
Givaudan SA	83	180,597
Julius Baer Group, Ltd.*	2,414	142,843
LafargeHolcim, Ltd.*	5,253	306,938
Lonza Group AG*	979	256,793
Nestle SA	40,132	3,361,083
Novartis AG	27,591	2,362,053
Pargesa Holding SA	251	20,866
Partners Group Holding AG	30	20,354
Roche Holding AG	9,205	2,349,849
Schindler Holding AG	280	60,230
SGS SA	43	103,154
Sika AG	18	133,929
Sonova Holding AG	524	88,907
Straumann Holding AG	108	69,372
Swatch Group AG (The)	1,631	226,124
Swiss Prime Site AG*	10	899
Swiss Re AG	2,808	254,311
Swisscom AG	117	59,953
UBS Group AG*	42,009	717,973
Vifor Pharma AGΔ	732	86,175
Zurich Insurance Group AG	1,570	478,936

		14,078,844

United Kingdom — 15.6%
3i Group PLC	11,550	141,305
Admiral Group PLC	2,653	64,595
Anglo American PLC	15,834	284,209
Antofagasta PLCΔ	4,327	55,025
Ashtead Group PLC	3,861	93,076
Associated British Foods PLC	5,852	250,385
AstraZeneca PLC	15,843	1,051,928
Auto Trader Group PLC 144A	6,651	34,981
Aviva PLC	53,312	367,549
Babcock International Group PLC	4,474	49,610
BAE Systems PLC	33,502	283,497
Barclays PLC	156,780	406,200
Barratt Developments PLC	5,701	46,944
Berkeley Group Holdings PLC	1,312	65,348
BHP Billiton PLC	25,662	452,018
BP PLC	227,671	1,456,143
British Land Co. PLC (The) REIT	16,514	133,215
BT Group PLC	101,950	387,844
Bunzl PLC	5,323	161,701
Burberry Group PLC	5,023	118,462
Capita PLC	9,793	74,143
Carnival PLC	2,057	130,735
Centrica PLC	94,626	237,114
Cobham PLC	19,812	38,681
Coca-Cola European Partners PLC	5,448	228,423
Compass Group PLC	23,000	487,881
ConvaTec Group PLC 144A	13,720	50,356
Croda International PLC	1,285	65,312
Direct Line Insurance Group PLC	17,390	84,728
Dixons Carphone PLC	13,518	35,033
easyJet PLC	1,707	27,837
Fresnillo PLC	3,206	60,359
G4S PLC	14,238	53,097
GKN PLC	28,014	129,884
GlaxoSmithKline PLC	60,862	1,213,947
Hammerson PLC REIT	9,324	67,094
Hargreaves Lansdown PLC	3,813	75,619
Hikma Pharmaceuticals PLCΔ	2,086	33,850
HSBC Holdings PLC	216,752	2,140,890

See Notes to Schedules of Investments.	153

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
IMI PLC	4,102	$68,324
Inmarsat PLC	4,074	35,130
InterContinental Hotels Group PLC	2,501	132,311
Intertek Group PLC	2,227	148,672
Intu Properties PLC REIT	10,400	32,122
Investec PLC	10,376	75,776
ITV PLC	47,151	110,380
J Sainsbury PLCΔ	40,758	129,931
Johnson Matthey PLC	2,874	131,710
Kingfisher PLC	39,382	157,524
Land Securities Group PLC REIT	7,006	91,251
Legal & General Group PLC	60,308	210,032
Lloyds Banking Group PLC	769,841	698,694
London Stock Exchange Group PLC	5,129	263,230
Marks & Spencer Group PLC	28,015	132,667
Mediclinic International PLCΔ	5,416	47,173
Meggitt PLC	2,379	16,609
Merlin Entertainments PLC 144A	10,663	63,655
Micro Focus International PLC	6,029	192,842
Mondi PLC	5,463	146,774
National Grid PLC	47,322	586,302
Next PLC	1,784	125,743
Old Mutual PLC	54,512	141,855
Pearson PLC	12,528	102,740
Persimmon PLC	2,646	91,548
Provident Financial PLCΔ	4,038	44,938
Prudential PLC	34,802	833,129
Reckitt Benckiser Group PLC	9,987	911,755
RELX PLC	15,143	332,174
Rio Tinto PLC	14,565	677,829
Rolls-Royce Holdings PLC*	16,262	193,287
Royal Bank of Scotland Group PLC*	26,652	95,820
Royal Dutch Shell PLC, A Shares	49,450	1,489,923
Royal Dutch Shell PLC, B Shares	42,914	1,319,447
Royal Mail PLC	9,538	49,104
RSA Insurance Group PLC	18,313	152,881
Sage Group PLC (The)	16,801	157,256
Schroders PLC	1,895	85,193
Segro PLC REIT	8,051	57,825
Severn Trent PLC	6,281	182,891
Sky PLC	12,478	152,993
Smith & Nephew PLC	13,705	247,556
Smiths Group PLC	4,838	102,236
SSE PLC	16,042	300,303
St. James’s Place PLC	3,122	47,943
Standard Chartered PLC*	35,694	354,707
Standard Life Aberdeen PLC	34,727	201,726
Tate & Lyle PLC	14,698	127,724
Taylor Wimpey PLC	35,050	91,820
Tesco PLC*	126,290	316,711
Travis Perkins PLC	1,670	32,403
Unilever PLC	19,505	1,128,844
United Utilities Group PLC	6,575	75,286
Vodafone Group PLC	305,354	854,356
Weir Group PLC (The)	5,164	135,973
Whitbread PLC	1,594	80,440
WM Morrison Supermarkets PLC	49,239	154,460
Worldpay Group PLC 144A	23,534	128,350

		26,189,296

Total Foreign Common Stocks (Cost $148,772,935)		160,621,646

FOREIGN PREFERRED STOCKS — 0.5%
Germany — 0.5%
Bayerische MotorenWerke AG
4.57%, 05/12/17	887	79,024
FUCHS PETROLUB SE
1.77%, 05/08/17	942	55,768
Henkel AG & Co KGaA
1.38%, 04/07/17	2,279	310,162
Porsche Automobil Holding SE
1.82%, 05/31/17	1,662	106,270
Schaeffler AG
3.70%, 04/27/17	1,753	28,281
Volkswagen AG
1.46%, 05/11/17	1,943	316,907

		896,412

Total Foreign Preferred Stocks (Cost $933,537)		896,412

RIGHTS — 0.0%
CapitaLand Commercial Trust* (Cost $0)	5,776	1,243

MONEY MARKET FUNDS — 5.9%
GuideStone Money Market Fund (Institutional Class)¥	8,226,661	8,226,661
Northern Institutional Government Assets Portfolio	16,222	16,222
Northern Institutional Liquid Assets Portfolio§	1,699,021	1,699,021

Total Money Market Funds (Cost $9,941,904)		9,941,904

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill	$300,000	299,421
1.09%, 12/14/17Ω‡‡ (Cost $299,334)

TOTAL INVESTMENTS — 102.2% (Cost $159,947,710)		171,760,626
Liabilities in Excess of Other Assets — (2.2)%		(3,653,562)

NET ASSETS — 100.0%		$168,107,064

154	See Notes to Schedules of Investments.

Futures Contracts outstanding at September 30,2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
MSCI EAFE Index E-Mini	12/2017	65	$6,429,800	GSC	$43,353

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$10,837,400	$10,837,400	$—	$—
Austria	376,672	376,672	—	—
Belgium	1,378,622	1,378,622	—	—
Denmark	2,443,059	2,443,059	—	—
Finland	1,800,152	1,800,152	—	—
France	16,649,770	16,649,770	—	—
Germany	14,855,512	14,855,512	—	—
Hong Kong	5,017,110	5,017,110	—	—
Ireland	854,070	854,070	—	—
Israel	873,113	319,795	553,318	—
Italy	3,322,411	3,322,411	—	—
Japan	37,199,693	37,199,693	—	—
Jersey	2,198,667	2,198,667	—	—
Netherlands	7,660,952	7,660,952	—	—
New Zealand	249,337	249,337	—	—
Norway	1,383,400	1,383,400	—	—
Papua New Guinea	83,559	83,559	—	—
Portugal	214,625	214,625	—	—
Singapore	2,457,388	2,457,388	—	—
Spain	5,601,497	5,601,497	—	—
Sweden	4,896,497	4,896,497	—	—
Switzerland	14,078,844	14,078,844	—	—
United Kingdom	26,189,296	26,189,296	—	—
Foreign Preferred Stocks
Germany	896,412	896,412	—	—
Money Market Funds	9,941,904	9,941,904	—	—
Rights	1,243	—	1,243	—
U.S. Treasury Obligation	299,421	—	299,421	—

Total Assets — Investments in Securities	$171,760,626	$170,906,644	$853,982	$—

See Notes to Schedules of Investments.	155

INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Futures Contracts	$43,353	$43,353	$—	$—

Total Assets — Other Financial Instruments	$43,353	$43,353	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding” disclosure.

Management has determined that the amount of transfers between Level 1 and Level 2 compared to net assets is not material; therefore, the amount of transfers between Level 1 and Level 2 is not shown for the period ended September 30, 2017.

There were no transfers between Level 2 and Level 3 during the period ended September 30, 2017.

156	See Notes to Schedules of Investments.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 1.9%
Consumer Discretionary — 1.2%
Amazon.com, Inc.*	4,055	$3,898,274
MakeMyTrip, Ltd.Δ*	18,071	519,541
Tesla, Inc.Δ*	13,392	4,568,011
Yum China Holdings, Inc.*	230,174	9,200,055

		18,185,881

Financials — 0.1%
XL Group, Ltd.	51,600	2,035,620

Health Care — 0.3%
Illumina, Inc.*	25,936	5,166,451

Information Technology — 0.3%
MercadoLibre, Inc.	14,034	3,633,824

Total Common Stocks (Cost $18,897,809)		29,021,776

FOREIGN COMMON STOCKS — 97.0%
Australia — 2.3%
AGL Energy, Ltd.	7,808	143,132
Ansell, Ltd.	9,584	167,494
ASX, Ltd.	2,303	94,713
Aurizon Holdings, Ltd.	160,435	616,642
Australia & New Zealand Banking Group, Ltd.	141,461	3,284,475
Bank of Queensland, Ltd.	7,279	74,111
Bendigo and Adelaide Bank, Ltd.	92,221	839,846
BHP Billiton, Ltd.	58,894	1,190,945
BlueScope Steel, Ltd.	59,757	514,201
Caltex Australia, Ltd.	10,710	269,670
CIMIC Group, Ltd.	91,255	3,164,570
Computershare, Ltd.	5,607	63,641
Dexus REIT	12,849	95,748
Fortescue Metals Group, Ltd.	188,680	760,723
Goodman Group REIT	30,218	195,313
GPT Group (The)y*	63,198	—
GPT Group (The) REIT	23,870	92,869
Harvey Norman Holdings, Ltd.	107,050	325,804
Lend Lease Group	203,273	2,857,296
Mirvac Group REIT	50,120	90,029
National Australia Bank, Ltd.	70,192	1,734,346
Newcrest Mining, Ltd.	8,625	142,210
Orica, Ltd.	17,630	273,399
Origin Energy, Ltd.*	178,576	1,047,761
Qantas Airways, Ltd.	16,317	74,619
QBE Insurance Group, Ltd.	1,697,016	13,324,705
Rio Tinto, Ltd.	8,019	418,481
Scentre Group REIT	93,514	288,275
South32, Ltd.	1,075,501	2,758,647
Stockland REIT	41,895	141,308
Suncorp Group, Ltd.	31,433	321,761
Vicinity Centres REIT	52,810	110,188
Westfield Corporation REIT	35,358	217,441

		35,694,363

Austria — 0.5%
ams AG *	14,008	1,015,502
Erste Group Bank AG*	139,840	6,040,044

		7,055,546

Belgium — 0.3%
Ageas	8,435	396,380
bpost SA	29,471	876,019
Galapagos NV*	15,222	1,550,634
Groupe Bruxelles Lambert SA	415	43,654
Solvay SA	2,623	391,856
UCB SA	10,293	732,716
Umicore SA	1,796	148,567

		4,139,826

Brazil — 0.5%
Cielo SA	411,400	2,848,619
Embraer SA ADRΔ	201,000	4,544,610

		7,393,229

Canada — 0.8%
Canadian National Railway Co.Δ	113,938	9,439,764
Suncor Energy, Inc.	94,514	3,312,440

		12,752,204

China — 3.3%
Alibaba Group Holding, Ltd. ADRΔ*	71,574	12,361,546
Baidu, Inc. ADR*	44,933	11,129,455
Ctrip.com International, Ltd. ADRΔ*	84,827	4,473,776
New Oriental Education & Technology Group, Inc. ADR	56,655	5,000,370
TAL Education Group ADR	118,013	3,978,218
Tencent Holdings, Ltd.	329,300	14,172,597

		51,115,962

Colombia — 0.1%
Ecopetrol SA ADRΔ	158,700	1,506,063

Czech Republic — 0.0%
Komercni Banka AS	4,400	192,150

Denmark — 1.4%
Chr. Hansen Holding A/S	16,406	1,407,066
Danske Bank A/S	12,494	499,661
FLSmidth & Co. A of S	3,016	199,414
Genmab A/S*	21,545	4,756,411
GN Store Nord A/S	22,798	781,387
H Lundbeck A/S	42,698	2,463,718
ISS A/S	133,370	5,363,396
Novozymes A/S, B Shares	34,849	1,788,320
TDC A/S	256,995	1,505,745
VestasWind Systems A/S	28,209	2,531,361
William Demant Holding A/S*	6,275	165,639

		21,462,118

Finland — 0.3%
Neste OYJ	44,449	1,941,141
Nokia OYJ	113,623	682,199
Orion OYJ Class B	10,520	488,143
UPM-Kymmene OYJ	65,826	1,783,948

		4,895,431

See Notes to Schedules of Investments.	157

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
France — 8.8%
Air Liquide SA	51,600	$6,882,275
Amundi SA 144A	1,330	110,538
Arkema SA	4,859	595,821
Atos SE	31,191	4,838,484
BioMerieux	1,428	116,235
BNP Paribas SA	38,607	3,114,221
Capgemini SE	16,844	1,974,070
Christian Dior SE	24,150	7,733,695
Cie de St-Gobain	319,735	19,053,456
Cie Generale des Etablissements Michelin	22,063	3,220,418
CNP Assurances	12,903	302,409
Eiffage SA	2,391	247,551
Engie SA	234,798	3,987,786
Essilor International SA	6,149	761,271
Eutelsat Communications SA	7,356	217,873
Faurecia	20,457	1,419,981
Gecina SA REIT	674	109,294
Imerys SA	2,766	249,925
Kering	12,423	4,948,819
Klepierre REIT	4,327	169,839
L’Oreal SA	55,572	11,815,930
Lagardere SCA	56,974	1,907,337
Orange SA	42,719	699,786
Peugeot SA	208,278	4,960,200
Rexel SA	4,917	85,079
Sanofi	318,306	31,605,054
Schneider Electric SE*	133,776	11,641,629
SCOR SE	13,247	555,419
Societe BIC SA	989	118,526
Societe Generale SA	137,844	8,070,134
Sodexo SA	4,328	539,660
Teleperformance	9,230	1,377,799
Thales SA	14,548	1,646,868
TOTAL SA	18,943	1,017,456
Unibail-Rodamco SE REIT	1,666	405,131
Valeo SA	8,378	621,645
Vinci SA	1,202	114,220

		137,235,834

Germany — 10.0%
AIXTRON SE*	72,944	981,961
Allianz SE	62,832	14,105,904
Aurubis AG	11,599	939,605
BASF SE	29,946	3,186,802
Bayerische Motoren Werke AG	46,188	4,685,425
Beiersdorf AGΔ	90,058	9,689,192
Covestro AG 144A	50,657	4,355,652
Daimler AG	158,815	12,664,352
Delivery Hero AG 144AΔ*	42,025	1,663,923
Deutsche Boerse AG	36,708	3,978,855
Deutsche Lufthansa AG	65,209	1,811,928
Deutsche Post AG	19,257	857,250
Deutsche Telekom AG	912,022	17,014,948
DeutscheWohnen SE	6,238	264,827
Evonik Industries AG	179,602	6,414,848
Freenet AG	2,350	78,575
Fresenius SE & Co. KGaA	5,433	438,251
HOCHTIEF AG	6,126	1,033,556
HUGO BOSS AG	38,600	3,402,896
Infineon Technologies AG	57,194	1,437,801
Linde AG*	70,336	14,668,309
MorphoSys AGΔ*	11,352	957,566
MTU Aero Engines AG	1,454	231,909
Muenchener Rueckversicherungs-Gesellschaft AG	34,475	7,370,952
OSRAM Licht AG	5,655	451,213
Rheinmetall AG	20,415	2,300,893
Rocket Internet SE 144AΔ*	51,551	1,325,491
RWE AG*	78,253	1,777,604
Salzgitter AG	11,038	500,698
SAP SE	211,837	23,206,809
Siemens AG	13,929	1,962,352
Software AG	21,296	1,039,636
Suedzucker AG	149,474	3,210,856
Talanx AG	10,019	405,037
TUI AG	12,892	218,705
Uniper SE	108,834	2,984,237
Vonovia SE	8,154	346,940
Zalando SE 144AΔ*	92,175	4,619,125

		156,584,883

Hong Kong — 3.1%
AIA Group, Ltd.	2,389,800	17,621,547
ASM Pacific Technology, Ltd.	3,100	44,645
China Mobile, Ltd.	681,000	6,900,142
CK Asset Holdings, Ltd.	129,000	1,067,624
CK Hutchison Holdings, Ltd.	555,500	7,100,552
CK Infrastructure Holdings, Ltd.	11,000	94,629
Global Brands Group Holding, Ltd.*	210,924	20,251
Guangdong Investment, Ltd.	1,770,900	2,525,453
Hong Kong Exchanges and Clearing, Ltd.	72,707	1,954,589
I-CABLE Communications, Ltd.*	89,885	2,934
Kerry Properties, Ltd.	494,000	2,045,791
Link REIT	41,000	332,237
New World Development Co., Ltd.	949,000	1,363,073
NWS Holdings, Ltd.	19,000	37,019
PCCW, Ltd.	62,000	33,573
Sino Land Co., Ltd.	348,000	611,214
Sun Hung Kai Properties, Ltd.	54,000	877,234
WH Group, Ltd. 144A	4,575,500	4,861,571
Wharf Holdings, Ltd. (The)	36,000	320,754
Wheelock & Co., Ltd.	88,000	619,028
Yue Yuen Industrial Holdings, Ltd.	96,000	364,996

		48,798,856

India — 0.5%
Housing Development Finance Corporation, Ltd.	41,635	1,110,447
Tata Consultancy Services, Ltd.	197,462	7,363,864

		8,474,311

158	See Notes to Schedules of Investments.

	Shares	Value
Ireland — 0.4%
CRH PLC	166,051	$6,312,561
DCC PLC	3,935	382,022

		6,694,583

Italy — 3.7%
A2A SpA	1,926,270	3,312,538
Autogrill SpA	81,387	1,058,104
DiaSorin SpA	919	81,951
Enel SpA	3,583,465	21,578,840
Eni SpA	1,346,498	22,279,964
GEDI Gruppo Editoriale SpA*	19,801	17,552
Intesa Sanpaolo SpA	535,954	1,895,265
Leonardo SpA	89,726	1,680,847
Luxottica Group SpA	2,977	166,391
Mediobanca SpA	217,923	2,338,674
Moncler SpA	26,926	777,138
Prysmian SpA	38,264	1,292,508
Recordati SpA	3,096	142,707
Unipol Gruppo SpA	53,602	245,680

		56,868,159

Japan — 15.3%
Ajinomoto Co., Inc.	5,100	99,530
Amada Holdings Co., Ltd.	33,800	370,966
Aozora Bank, Ltd.	9,900	376,556
Asahi Kasei Corporation	63,000	775,428
Astellas Pharma, Inc.	284,800	3,623,117
Bandai Namco Holdings, Inc.	63,100	2,164,550
Brother Industries, Ltd.	71,400	1,661,188
Canon, Inc.Δ	238,350	8,144,463
Citizen Watch Co., Ltd.	91,300	628,816
Cosmos Pharmaceutical Corporation	900	200,915
Daicel Corporation	59,900	721,834
Daikin Industries, Ltd.	84,000	8,506,376
Daito Trust Construction Co., Ltd.	1,000	182,182
Daiwa House Industry Co., Ltd.	9,100	314,183
DeNA Co., Ltd.	38,100	853,928
Denso Corporation	137,400	6,951,506
Don Quijote Holdings Co., Ltd.	27,600	1,031,397
Ezaki Glico Co., Ltd.	3,600	190,038
Fuji Electric Co., Ltd.	865,000	4,796,801
FUJIFILM Holdings Corporation	51,400	1,994,790
Fujitsu, Ltd.	391,000	2,904,571
Gunma Bank, Ltd. (The)	37,000	228,856
Haseko Corporation	134,200	1,788,936
Hikari Tsushin, Inc.	1,200	150,367
Hitachi Chemical Co., Ltd.	40,100	1,099,387
Hitachi High-Technologies Corporation	45,500	1,649,767
Hitachi Metals, Ltd.	15,600	217,104
Hitachi, Ltd.	1,335,000	9,406,990
Honda Motor Co., Ltd.	499,100	14,778,949
Hoya Corporation	174,400	9,415,508
Idemitsu Kosan Co., Ltd.	8,900	251,122
IHI CorporationΔ	178,700	6,209,438
Isuzu Motors, Ltd.	232,800	3,084,690
ITOCHU Corporation	24,400	399,637
Itochu Techno-Solutions Corporation	6,400	238,880
Japan Real Estate Investment Corporation REIT	15	72,117
Japan Retail Fund Investment Corporation REIT	41	73,565
JXTG Holdings, Inc.	124,400	639,993
Kajima Corporation	125,000	1,241,946
Kamigumi Co., Ltd.	13,500	312,531
Kao Corporation	7,900	464,768
Kyushu Financial Group, Inc.	12,700	78,102
Kyushu Railway Co.	125,400	3,727,732
Lion Corporation	38,000	693,641
M3, Inc.	136,100	3,876,476
Matsumotokiyoshi Holdings Co., Ltd.	13,600	910,091
Mebuki Financial Group, Inc.	196,700	760,404
Medipal Holdings Corporation	19,100	331,672
MINEBEA MITSUMI, Inc.	43,500	680,382
Mitsubishi Chemical Holdings Corporation	8,700	82,883
Mitsubishi Corporation	59,900	1,392,299
Mitsubishi Electric Corporation	507,800	7,933,458
Mitsubishi Estate Co., Ltd.	22,000	382,519
Mitsubishi Gas Chemical Co., Inc.	69,700	1,633,405
Mitsubishi UFJ Financial Group, Inc.	89,700	582,482
Mitsui Chemicals, Inc.	64,400	1,957,325
Mitsui Fudosan Co., Ltd.	16,000	346,945
Mixi, Inc.	10,600	511,513
MS&AD Insurance Group Holdings, Inc.	63,600	2,047,748
Nexon Co., Ltd.*	11,500	300,058
NH Foods, Ltd.	36,000	990,180
Nhk Spring Co Ltd	7,200	77,615
Nidec Corporation	23,100	2,837,076
Nippon Building Fund, Inc. REIT	15	74,783
Nippon Electric Glass Co., Ltd.	17,100	661,813
Nippon Express Co., Ltd.	28,600	1,863,035
Nippon Shinyaku Co., Ltd.	1,200	83,288
Nippon Telegraph & Telephone Corporation	29,600	1,356,563
Nomura Holdings, Inc.	97,400	545,319
NTT DOCOMO, Inc.	27,200	621,352
Obayashi Corporation	35,100	420,794
ORIX Corporation	65,100	1,049,757
Persol Holdings Co., Ltd.	7,000	163,173
Pigeon Corporation	29,500	1,008,020
Pola Orbis Holdings, Inc.	11,600	351,015
Rakuten, Inc.	286,100	3,119,704
Resona Holdings, Inc.	399,400	2,051,573
Rohm Co., Ltd.	9,600	822,431
Santen Pharmaceutical Co., Ltd.	6,000	94,539
SBI Holdings, Inc.	54,700	823,477
Secom Co., Ltd.	133,300	9,716,299
Seibu Holdings, Inc.Δ	337,200	5,759,595
Sekisui Chemical Co., Ltd.	255,500	5,027,123
Sekisui House, Ltd.	7,300	123,034
Seven & i Holdings Co., Ltd.	11,200	432,473
Shimamura Co., Ltd.	5,600	671,851
Shimizu Corporation	28,100	311,404
Shinsei Bank, Ltd.	13,500	216,072
Shionogi & Co., Ltd.	16,000	874,614

See Notes to Schedules of Investments.	159

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Shiseido Co., Ltd.	2,100	$84,019
SMC Corporation	9,100	3,209,767
SoftBank Group Corporation	97,700	7,887,197
Sojitz Corporation	219,000	605,279
Sompo Holdings, Inc.	36,800	1,431,774
Square Enix Holdings Co., Ltd.	14,900	560,116
Subaru Corporation	2,100	75,770
Sumco Corporation	6,600	103,817
Sumitomo Corporation	498,800	7,174,475
Sumitomo Dainippon Pharma Co., Ltd.	89,100	1,159,230
Sumitomo Electric Industries, Ltd.	343,100	5,604,246
Sumitomo Heavy Industries, Ltd.	8,400	336,672
Sumitomo Mitsui Financial Group, Inc.	19,700	756,312
Sumitomo Osaka Cement Co., Ltd.	801,000	3,544,972
Sumitomo Realty & Development Co., Ltd.	6,000	181,560
Sysmex Corporation	16,500	1,052,833
Taisei Corporation	17,200	901,844
Takeda Pharmaceutical Co., Ltd.	262,300	14,485,067
Teijin, Ltd.	16,000	315,379
Terumo Corporation	95,400	3,751,566
THK Co., Ltd.	2,300	78,285
Tokio Marine Holdings, Inc.	216,000	8,449,962
Tokyo Electric Power Co. Holdings, Inc.*	202,700	817,825
Tokyo Electron, Ltd.	8,200	1,259,240
Tosoh Corporation	78,000	1,757,903
Toyota Boshoku Corporation	17,600	372,724
Trend Micro, Inc.	90,100	4,435,939
Yamazaki Baking Co., Ltd.	7,900	142,660

		239,131,226

Jersey — 0.8%
Experian PLC	318,325	6,394,067
Glencore PLC*	24,924	114,222
Randgold Resources, Ltd.	1,392	136,445
Shire PLC	4,363	221,462
WPP PLC	282,803	5,248,541

		12,114,737

Malaysia — 0.3%
CIMB Group Holdings Bhd	3,526,400	5,261,414

Netherlands — 6.9%
ABN AMRO Group NV CVA 144A	76,453	2,289,717
Aegon NV	944,666	5,502,116
Airbus SE	108,500	10,311,469
Akzo Nobel NV	2,935	270,989
ASM International NV	10,410	658,118
ASML Holding NV	50,646	8,622,618
ASR Nederland NV	4,290	171,606
CNH Industrial NVΔ	691,651	8,305,713
EXOR NV	31,054	1,969,101
Ferrari NV	52,659	5,819,222
Fiat Chrysler Automobiles NV	726,379	13,014,971
Gemalto NV	11,238	502,001
ING Groep NV	1,099,334	20,269,125
Koninklijke Ahold Delhaize NV	616,483	11,526,788
Koninklijke DSM NV	6,472	529,788
Koninklijke Philips NV	298,238	12,312,388
NN Group NV	34,117	1,427,833
Philips Lighting NV 144A	10,622	428,724
Randstad Holding NV	57,718	3,570,473
Wolters Kluwer NV	17,568	811,754

		108,314,514

Nigeria — 0.0%
Afriland Properties PLCy†††*	364,373	—

Norway — 0.3%
DNB ASA	9,690	195,272
Leroy Seafood Group ASA	69,487	444,518
Marine Harvest ASA*	39,491	780,945
Norsk Hydro ASA	28,867	209,856
Salmar ASA	10,311	291,289
Schibsted ASA, B Shares	43,398	1,024,399
Subsea 7 SA	56,874	933,321
Telenor ASA	9,826	207,759

		4,087,359

Portugal — 0.2%
EDP - Energias de Portugal SA	329,449	1,240,162
Galp Energia SGPS SA	46,157	818,021
Jeronimo Martins SGPS SA	48,978	966,136

		3,024,319

Singapore — 3.3%
Ascendas Real Estate Investment Trust	2,935,400	5,756,323
CapitaLand Commercial Trust REIT	68,000	82,967
CapitaLand Mall Trust REIT	56,200	82,863
DBS Group Holdings, Ltd.	442,000	6,784,209
Jardine Cycle & Carriage, Ltd.	104,000	3,016,226
Jardine Matheson Holdings, Ltd.	68,800	4,359,168
Oversea-Chinese Banking Corporation, Ltd.	13,700	112,715
Sembcorp Industries, Ltd.	14,800	32,296
Singapore Exchange, Ltd.	13,600	74,093
Singapore Technologies Engineering, Ltd.	28,100	71,262
Singapore Telecommunications, Ltd.	2,749,800	7,460,108
Suntec Real Estate Investment Trust	61,800	84,970
United Overseas Bank, Ltd.	1,277,358	22,129,760
UOL Group, Ltd.	14,686	87,914
Yangzijiang Shipbuilding Holdings, Ltd.	1,347,100	1,420,143

		51,555,017

South Korea — 0.8%
Celltrion, Inc.*	5,488	680,400
Hankook Tire Co., Ltd.	68,568	3,603,958
Samsung Securities Co., Ltd.	83,200	2,509,765
Shinhan Financial Group Co., Ltd.	137,086	6,020,366

		12,814,489

Spain — 4.9%
ACS Actividades de Construccion y Servicios SA	7,650	283,497
Aena SME SA 144A	594	107,238

160	See Notes to Schedules of Investments.

	Shares	Value
Amadeus IT Group SA	180,801	$11,750,742
Banco Bilbao Vizcaya Argentaria SA	394,225	3,522,931
Banco de Sabadell SA	2,858,593	5,966,556
Banco Santander SA	1,006,929	7,029,858
Distribuidora Internacional de Alimentacion SAΔ	124,603	726,769
Ebro Foods SAΔ	308,108	7,301,265
Endesa SA	50,868	1,146,806
Grifols SA	17,550	511,299
Iberdrola SA	1,667,150	12,949,499
Industria de Diseno Textil SA	182,693	6,884,764
International Consolidated Airlines Group SA	114,260	908,698
Mapfre SA	226,604	737,585
Melia Hotels International SA	5,616	81,177
Repsol SA	229,732	4,233,001
Telefonica SA	1,134,221	12,322,205

		76,463,890

Sweden — 3.0%
Alfa Laval AB	68,330	1,668,632
Atlas Copco AB, A Shares	138,399	5,860,577
BillerudKorsnas AB	13,865	234,916
Boliden AB	72,407	2,450,934
Electrolux AB, Series B	46,515	1,579,645
Elekta AB, B SharesΔ	92,647	958,900
Essity AB*	30,782	837,492
Hennes & Mauritz AB, B SharesΔ	186,989	4,844,096
Holmen AB	1,946	91,101
Investor AB, B Shares	3,071	151,686
Kinnevik AB Class B	92,007	3,000,290
NCC AB, B Shares	7,492	177,713
Saab AB Class B	3,117	158,205
Sandvik AB	33,533	578,446
Skanska AB, B Shares	3,359	77,821
Svenska Cellulosa AB SCA Class B	68,227	577,989
Svenska Handelsbanken AB, A Shares	214,377	3,234,777
Tele2 AB, B Shares	23,842	272,818
Telefonaktiebolaget LM Ericsson, B Shares	939,816	5,396,652
Telia Co. AB	3,108,120	14,638,299
Volvo AB, B Shares	13,033	251,222

		47,042,211

Switzerland — 7.7%
ABB, Ltd.	615,797	15,224,020
Adecco Group AG	33,555	2,612,740
Baloise Holding AG	1,046	165,485
Cie Financiere Richemont SA	33,016	3,017,417
Credit Suisse Group AG Δ*	411,960	6,521,760
Georg Fischer AG	165	203,449
Lonza Group AG*	2,555	670,181
Nestle SA	151,599	12,696,524
Novartis AG	313,203	26,813,165
Partners Group Holding AG	778	527,853
Roche Holding AG	72,943	18,620,860
Sika AG	170	1,264,884
Straumann Holding AG	1,012	650,038
Sunrise Communications Group AG 144A*	1,801	148,417
Swiss Life Holding AG*	7,635	2,689,419
Swiss Re AG	23,277	2,108,115
Temenos Group AG*	17,951	1,831,527
UBS Group AG*	588,778	10,062,762
Zurich Insurance Group AG	47,784	14,576,748

		120,405,364

Taiwan — 1.3%
MediaTek, Inc.	321,800	3,093,414
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	439,865	16,516,931

		19,610,345

Turkey — 0.0%
Yapi ve Kredi Bankasi AS*	1	1

United Kingdom — 16.2%
3i Group PLC	34,312	419,780
Aggreko PLC	11,606	146,034
Amec Foster Wheeler PLC	626,100	4,274,573
Ashtead Group PLC	60,863	1,467,200
ASOS PLC*	9,221	735,808
Babcock International Group PLC	307,700	3,411,931
Barclays PLC	1,601,034	4,148,103
Barratt Developments PLC	340,139	2,800,807
BBA Aviation PLC	118,677	474,537
Bellway PLC	10,530	465,213
Berkeley Group Holdings PLC	4,781	238,131
BHP Billiton PLC	32,928	580,004
BP PLC	2,817,082	18,017,549
BP PLC ADRΔ	87,600	3,366,468
British Land Co. PLC (The) REIT	18,907	152,519
BT Group PLC	1,159,090	4,409,480
Burberry Group PLC	39,244	925,531
Close Brothers Group PLC	26,052	514,918
Coca-Cola European Partners PLC	141,300	5,880,906
Compass Group PLC	581,801	12,341,279
Dairy Crest Group PLCΔ	667,753	5,498,479
Dialog Semiconductor PLC*	35,963	1,588,187
Dixons Carphone PLC	295,350	765,417
DS Smith PLC	1,373,133	9,069,351
G4S PLC	2,735,868	10,202,654
GKN PLC	138,420	641,770
GlaxoSmithKline PLC	1,089,639	21,733,830
Hammerson PLC REIT	15,352	110,470
Hays PLC	164,020	416,276
Howden Joinery Group PLC	21,396	123,570
HSBC Holdings PLC	482,573	4,766,441
Inchcape PLC	91,313	1,055,962
Indivior PLC*	376,838	1,715,359
Intermediate Capital Group PLC	95,496	1,197,749
Investec PLC	185,586	1,355,335
JD Sports Fashion PLC	18,769	94,188
John Wood Group PLCΔ	304,018	2,772,249
Kingfisher PLC	2,661,798	10,646,926
Land Securities Group PLC REIT	14,472	188,497

See Notes to Schedules of Investments.	161

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Lloyds Banking Group PLC	18,128,945	$16,453,504
London Stock Exchange Group PLC	5,849	300,182
Man Group PLC	754,317	1,697,108
Mondi PLC	58,909	1,582,708
National Grid PLC	889,276	11,017,809
Next PLC	111,037	7,826,332
Ocado Group PLCΔ*	145,917	572,313
Old Mutual PLC	638,547	1,661,678
Pearson PLC	492,574	4,039,501
Persimmon PLC	129,117	4,467,293
Prudential PLC	4,979	119,193
Reckitt Benckiser Group PLC	7,419	677,312
RELX PLC	20,897	458,392
Rio Tinto PLC	6,193	288,211
Rolls-Royce Holdings PLC*	720,345	8,561,877
Royal Bank of Scotland Group PLC*	53,075	190,816
Royal Dutch Shell PLC, A Shares	8,123	244,745
Royal Dutch Shell PLC, B Shares	619,454	19,045,918
Royal Mail PLC	392,044	2,018,352
RPC Group PLC	384,600	5,104,680
Segro PLC REIT	14,592	104,806
Sky PLC	19,585	240,132
Spectris PLC	2,486	80,283
Standard Chartered PLC*	180,000	1,788,739
Standard Life Aberdeen PLC	13,677	79,448
Tate & Lyle PLC	161,178	1,400,621
Taylor Wimpey PLC	1,048,599	2,747,015
TechnipFMC PLC*	180,700	5,000,726
Tesco PLC*	5,650,964	14,171,544
Unilever PLC	21,864	1,265,370
WM Morrison Supermarkets PLC	161,931	507,968

		252,428,057

Total Foreign Common Stocks (Cost $1,325,501,507)		1,513,116,461

FOREIGN PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische MotorenWerke AG 4.57%, 05/12/17	9,226	821,959
Porsche Automobil Holding SE 1.82%, 05/31/17	6,053	387,034
Sartorius AG 0.54%, 04/07/17Δ	8,704	832,033
Schaeffler AG 3.70%, 04/27/17	18,524	298,847

		2,339,873

Total Foreign Preferred Stocks (Cost $2,506,792)		2,339,873

RIGHTS — 0.0%
CapitaLand Commercial Trust* (Cost $0)	11,288	2,430

MONEY MARKET FUNDS — 5.0%
GuideStone Money Market Fund (Investor Class)¥¥	61,292,228	61,292,228
Northern Institutional Liquid Assets Portfolio§	16,442,642	16,442,642

Total Money Market Funds (Cost $77,734,870)		77,734,870

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $2,993,337)	$3,000,000	2,994,206

TOTAL INVESTMENTS — 104.2% (Cost $1,427,634,315)		1,625,209,616

	Shares
FOREIGN COMMON STOCKS SOLD SHORT — (4.5)%
Australia — (0.4)%
Alumina, Ltd.	(93,767)	(161,812)
AMP, Ltd.	(461,075)	(1,746,853)
Brambles, Ltd.	(13,200)	(93,187)
Iluka Resources, Ltd.	(161,308)	(1,202,035)
Magellan Financial Group, Ltd.	(53,914)	(1,038,646)
Platinum Asset Management, Ltd.	(272,638)	(1,295,975)
REA Group, Ltd.	(4,812)	(252,893)
SEEK, Ltd.	(48,446)	(631,197)

		(6,422,598)

Austria — (0.1)%
ams AG	(17,248)	(1,250,384)

Denmark — (0.2)%
Nets A/S*	(3,624)	(93,820)
Novozymes A/S, B Shares	(32,179)	(1,651,306)
Pandora A/S	(17,417)	(1,719,224)

		(3,464,350)

Finland — (0.1)%
Amer Sports OYJ*	(31,756)	(842,228)
Outokumpu OYJ	(26,668)	(277,051)

		(1,119,279)

France — (0.6)%
Bollore SA	(400,003)	(1,999,317)
Edenred	(91,736)	(2,493,724)
Electricite de France SA	(33,515)	(407,007)
Eurofins Scientific SE Millicom International Cellular SA SDR	(216)	(136,478)
Groupe Eurotunnel SE	(195,761)	(2,359,973)
Ingenico Group	(778)	(73,745)
JCDecaux SA	(2,159)	(80,839)
SFR Group SA*	(32,360)	(1,319,497)
Zodiac Aerospace	(4,591)	(132,750)

		(9,003,330)

Germany — (0.3)%
Bilfinger SE	(3,012)	(126,127)
GEA Group AG	(24,150)	(1,098,616)
thyssenkrupp AG	(45,404)	(1,345,599)
United Internet AG	(6,723)	(418,511)

162	See Notes to Schedules of Investments.

	Shares	Value
Wirecard AG	(6,625)	$(606,127)
Zalando SE 144A	(13,211)	(662,037)

		(4,257,017)

Ireland — (0.0)%
James Hardie Industries PLC CDI	(5,176)	(71,944)

Italy — (0.6)%
Azimut Holding SpA	(24,865)	(537,799)
Banca Generali SpA	(7,965)	(276,296)
BPER Banca	(30,941)	(185,040)
Brembo SpA	(27,316)	(462,318)
Ferrari NV	(2,279)	(251,847)
Saipem SpA*	(200,109)	(862,784)
Salvatore Ferragamo SpA	(61,007)	(1,712,474)
Tenaris SA	(231,093)	(3,277,546)
UniCredit SpA*	(6,578)	(140,097)
Unione Di Banche Italiane	(153,028)	(793,269)
Yoox Net-A-Porter Group SpA*	(9,978)	(391,174)

		(8,890,644)

Japan — (0.5)%
Acom Co., Ltd.*	(128,600)	(498,286)
ASICS Corporation	(7,200)	(107,240)
Bank of Kyoto, Ltd. (The)	(12,400)	(630,331)
Calbee, Inc.	(20,500)	(720,529)
Chugoku Electric Power Co., Inc. (The)	(43,300)	(459,840)
Concordia Financial Group, Ltd.	(15,400)	(76,107)
Hokuriku Electric Power Co.	(37,300)	(312,919)
Kyushu Electric Power Co., Inc.	(11,800)	(125,314)
MonotaRO Co., Ltd.	(4,600)	(123,048)
Nankai Electric Railway Co., Ltd.	(3,000)	(74,224)
NGK Spark Plug Co., Ltd.	(56,100)	(1,194,041)
Nippon Paint Holdings Co., Ltd.	(16,200)	(550,678)
Seven Bank, Ltd.	(258,100)	(931,247)
Shikoku Electric Power Co., Inc.	(36,900)	(433,848)
Shimano, Inc.	(3,500)	(466,252)
Shizuoka Bank, Ltd. (The)	(26,000)	(233,832)
Sony Financial Holdings, Inc.	(75,300)	(1,235,315)
Suruga Bank, Ltd.	(10,400)	(224,220)
Taiyo Nippon Sanso Corporation	(6,100)	(72,208)

		(8,469,479)

Jersey — (0.1)%
Petrofac, Ltd.	(262,994)	(1,585,854)

Netherlands — (0.2)%
Altice NV Class A*	(68,348)	(1,368,826)
Koninklijke Vopak NV	(5,784)	(253,654)
OCI NV*	(20,436)	(478,477)
QIAGEN NV*	(9,334)	(293,778)
SBM Offshore NV	(34,817)	(631,450)

		(3,026,185)

Norway — (0.2)%
Schibsted ASA Class A	(90,731)	(2,337,623)
Schibsted ASA, B Shares	(11,738)	(277,073)

		(2,614,696)

Papua New Guinea — (0.1)%
Oil Search, Ltd.	(239,076)	(1,312,719)

Portugal — (0.0)%
Banco Comercial Portugues SA*	(1,632,258)	(473,224)

Singapore — (0.0)%
Singapore Press Holdings, Ltd.	(72,700)	(145,781)

Spain — (0.2)%
Bankia SA	(311,771)	(1,503,407)
Cellnex Telecom SA 144A	(94,361)	(2,159,129)
Tecnicas Reunidas SA	(12,144)	(383,871)
Zardoya Otis SA	(9,812)	(108,546)

		(4,154,953)

Sweden — (0.1)%
Millicom International Cellular SA SDR	(19,362)	(1,277,741)

Switzerland — (0.2)%
Credit Suisse Group AG	(75,138)	(1,189,514)
Vifor Pharma AG	(13,248)	(1,559,634)

		(2,749,148)

United Kingdom — (0.6)%
AA PLC	(43,000)	(97,666)
Admiral Group PLC	(6,254)	(152,271)
Antofagasta PLC	(75,918)	(965,419)
Beazley PLC	(67,887)	(436,194)
BTG PLC*	(52,518)	(475,729)
Capita PLC	(67,741)	(512,867)
Cobham PLC	(370,567)	(723,488)
ConvaTec Group PLC 144A	(68,369)	(250,932)
Essentra PLC	(16,949)	(125,482)
Hargreaves Lansdown PLC	(55,946)	(1,109,521)
Hikma Pharmaceuticals PLC	(74,670)	(1,211,700)
Hiscox, Ltd.	(6,342)	(108,778)
Inmarsat PLC	(16,608)	(143,209)
John Wood Group PLC10/11/17	(101,377)	(924,426)
Just Eat PLC*	(146,112)	(1,308,857)
Mediclinic International PLC	(20,541)	(178,912)
Pennon Group PLC	(40,748)	(435,181)
Rentokil Initial PLC	(19,982)	(80,488)
Rightmove PLC	(3,140)	(170,197)
Serco Group PLC*	(93,775)	(144,884)
Thomas Cook Group PLC	(46,446)	(74,872)
United Utilities Group PLC	(24,874)	(284,815)

		(9,915,888)

Total Foreign Common Stocks Sold Short (Proceeds $(64,647,975))		(70,205,214)

FOREIGN PREFERRED STOCKS SOLD SHORT — (0.1)%
Germany — (0.1)%
Sartorius AG 0.54%, 04/07/17 (Proceeds $(1,331,360))	(13,936)	(1,332,171)

Other Assets in Excess of Liabilities — 0.4%		6,831,455

NET ASSETS — 100.0%		$1,560,503,686

See Notes to Schedules of Investments.	163

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
AEX Index	10/2017	(6)	$(761,475)	BAR	$(14,267)
CAC40 Index	10/2017	73	4,595,635	BAR	108,335
IBEX 35 Index	10/2017	(35)	(4,273,573)	BAR	(14,946)
OMX 30 Index	10/2017	(159)	(3,195,168)	BAR	(111,319)
Hang Seng Index	10/2017	2	352,233	BAR	(977)
Hang Seng Index	10/2017	98	17,259,396	BAR	(16,494)
Hang Seng Index	10/2017	69	12,152,024	BAR	(58,785)
MSCI Singapore Index	10/2017	62	1,644,329	BAR	5,377
Topix Index®	12/2017	231	34,385,692	BAR	1,913,442
DAX Index	12/2017	100	37,814,890	BAR	814,306
FTSE 100 Index®	12/2017	(173)	(16,991,247)	BAR	(61,818)
FTSE/MIB Index	12/2017	38	5,082,265	BAR	108,827
MSCI EAFE Index E-Mini	12/2017	602	59,549,840	GSC	546,862
S&P/TSE 60 Index	12/2017	21	3,092,398	BAR	58,801
Swiss Market Index Future	12/2017	(235)	(22,159,188)	BAR	(259,772)
ASX SPI 200 Index	12/2017	(411)	(45,682,436)	BAR	276,237

Total Futures Contracts outstanding at September 30,2017			$82,865,615		$3,293,809

Forward Foreign Currency Contracts outstanding at September 30, 2017:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	U.S. Dollars	9,912,516	Japanese Yen	1,071,888,000	CITI	$346,899
12/20/17	U.S. Dollars	24,208,710	Swedish Kronor	194,180,000	CITI	249,481
12/20/17	U.S. Dollars	6,802,885	Swiss Francs	6,417,340	CITI	137,989
12/20/17	U.S. Dollars	5,810,570	Swiss Francs	5,500,577	CITI	97,802
12/20/17	U.S. Dollars	8,661,922	Swiss Francs	8,250,865	CITI	92,771
12/20/17	U.S. Dollars	6,339,827	New Zealand Dollars	8,670,000	CITI	87,508
12/20/17	U.S. Dollars	2,924,749	Swiss Francs	2,750,288	CITI	68,366
12/20/17	U.S. Dollars	4,230,927	Euro	3,506,000	CITI	67,766
12/20/17	U.S. Dollars	9,465,461	New Zealand Dollars	13,041,000	CITI	61,022
12/20/17	U.S. Dollars	4,344,305	Swiss Francs	4,125,433	CITI	59,729
12/20/17	U.S. Dollars	5,769,158	Swiss Francs	5,500,577	CITI	56,391
12/20/17	U.S. Dollars	3,023,053	Australian Dollars	3,786,000	CITI	56,173
12/20/17	U.S. Dollars	1,714,270	Swiss Francs	1,605,626	CITI	46,706
12/20/17	Canadian Dollars	5,235,121	U.S. Dollars	4,156,624	CITI	41,252
12/20/17	British Pounds	2,115,000	U.S. Dollars	2,810,824	CITI	30,591
12/20/17	U.S. Dollars	3,834,321	Swiss Francs	3,667,175	CITI	25,681
12/20/17	U.S. Dollars	757,724	Japanese Yen	82,485,000	CITI	21,621
12/20/17	U.S. Dollars	1,449,460	Swiss Francs	1,375,144	CITI	21,268
12/20/17	U.S. Dollars	2,457,113	Japanese Yen	272,986,000	CITI	20,963
12/20/17	U.S. Dollars	2,081,634	Japanese Yen	231,051,000	CITI	19,716
12/20/17	Canadian Dollars	2,296,045	U.S. Dollars	1,823,842	CITI	17,283
12/20/17	U.S. Dollars	2,866,660	Swiss Francs	2,750,288	CITI	10,276
12/20/17	U.S. Dollars	267,460	Japanese Yen	28,838,000	CITI	10,107
12/20/17	U.S. Dollars	1,674,669	Swiss Francs	1,604,389	CITI	8,389
12/20/17	U.S. Dollars	1,655,267	Swiss Francs	1,586,298	CITI	7,776
12/20/17	U.S. Dollars	320,414	Australian Dollars	399,000	CITI	7,739
12/20/17	U.S. Dollars	458,316	Danish Kroner	2,824,000	CITI	7,551

164	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	U.S. Dollars	2,865,398	Japanese Yen	320,241,000	CITI	$7,541
12/20/17	U.S. Dollars	3,102,196	New Zealand Dollars	4,293,000	CITI	6,325
12/20/17	U.S. Dollars	1,102,464	New Zealand Dollars	1,520,058	CITI	6,283
12/20/17	Canadian Dollars	2,418,000	U.S. Dollars	1,934,157	CITI	4,760
12/20/17	Euro	2,516,804	U.S. Dollars	2,983,884	CITI	4,667
12/20/17	U.S. Dollars	5,438,711	New Zealand Dollars	7,536,000	CITI	4,170
12/20/17	Israeli Shekel	1,567,554	U.S. Dollars	440,801	CITI	3,993
12/20/17	U.S. Dollars	1,660,870	New Zealand Dollars	2,297,926	CITI	3,735
12/20/17	Israeli Shekel	591,853	U.S. Dollars	165,175	CITI	2,764
12/20/17	U.S. Dollars	147,928	Swiss Francs	140,000	CITI	2,527
12/20/17	Canadian Dollars	2,495,101	U.S. Dollars	1,998,248	CITI	2,494
12/20/17	Israeli Shekel	1,175,666	U.S. Dollars	331,147	CITI	2,449
12/20/17	Canadian Dollars	2,270,570	U.S. Dollars	1,818,252	CITI	2,445
12/20/17	U.S. Dollars	142,175	Danish Kroner	882,000	CITI	1,390
12/20/17	Israeli Shekel	529,779	U.S. Dollars	148,942	CITI	1,383
12/20/17	U.S. Dollars	116,442	Singapore Dollars	156,000	CITI	1,330
12/20/17	Israeli Shekel	199,000	U.S. Dollars	55,330	CITI	1,136
12/20/17	Israeli Shekel	653,148	U.S. Dollars	184,634	CITI	698
12/20/17	Singapore Dollars	256,265	U.S. Dollars	188,402	CITI	695
12/20/17	U.S. Dollars	1,580,612	New Zealand Dollars	2,191,000	CITI	586
12/20/17	Singapore Dollars	243,498	U.S. Dollars	179,095	CITI	582
12/20/17	U.S. Dollars	31,441	Euro	26,000	CITI	567
12/20/17	U.S. Dollars	45,153	Danish Kroner	280,000	CITI	459
12/20/17	U.S. Dollars	20,160	Swiss Francs	19,000	CITI	427
12/20/17	U.S. Dollars	41,663	Singapore Dollars	56,000	CITI	341
12/20/17	U.S. Dollars	36,468	Singapore Dollars	49,000	CITI	311
12/20/17	Hong Kong Dollars	1,483,196	U.S. Dollars	190,068	CITI	198
12/20/17	Hong Kong Dollars	1,470,071	U.S. Dollars	188,389	CITI	193
12/20/17	Hong Kong Dollars	1,472,067	U.S. Dollars	188,655	CITI	183
12/20/17	Hong Kong Dollars	1,477,298	U.S. Dollars	189,340	CITI	169
12/20/17	U.S. Dollars	6,333	Swedish Kronor	50,000	CITI	164
12/20/17	Hong Kong Dollars	1,476,326	U.S. Dollars	189,230	CITI	155
12/20/17	U.S. Dollars	7,319	Danish Kroner	45,000	CITI	136
12/20/17	Hong Kong Dollars	1,122,000	U.S. Dollars	143,806	CITI	125
12/20/17	U.S. Dollars	3,372	Norwegian Kroner	26,000	CITI	102
12/20/17	U.S. Dollars	17,788	Singapore Dollars	24,000	CITI	78
12/20/17	Hong Kong Dollars	741,234	U.S. Dollars	95,021	CITI	65
12/20/17	Hong Kong Dollars	1,404,808	U.S. Dollars	180,146	CITI	64
12/20/17	Danish Kroner	100,000	U.S. Dollars	15,899	CITI	63
12/20/17	U.S. Dollars	192,608	Hong Kong Dollars	1,501,000	CITI	59
12/20/17	U.S. Dollars	5,429	Danish Kroner	34,000	CITI	2

Subtotal Appreciation						$1,744,630

12/20/17	U.S. Dollars	7,945	Hong Kong Dollars	62,000	CITI	(9)
12/20/17	U.S. Dollars	11,339	Israeli Shekel	40,000	CITI	(11)
12/20/17	U.S. Dollars	78,620	Hong Kong Dollars	613,000	CITI	(16)
12/20/17	Hong Kong Dollars	1,044,000	U.S. Dollars	133,942	CITI	(16)
12/20/17	Israeli Shekel	15,000	U.S. Dollars	4,283	CITI	(27)
12/20/17	Singapore Dollars	32,000	U.S. Dollars	23,653	CITI	(40)
12/20/17	U.S. Dollars	77,427	Hong Kong Dollars	604,000	CITI	(54)
12/20/17	Hong Kong Dollars	524,000	U.S. Dollars	67,286	CITI	(67)
12/20/17	Singapore Dollars	159,923	U.S. Dollars	118,081	CITI	(74)
12/20/17	U.S. Dollars	15,502	Israeli Shekel	55,000	CITI	(104)
12/20/17	Hong Kong Dollars	1,884,000	U.S. Dollars	241,792	CITI	(111)

See Notes to Schedules of Investments.	165

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	U.S. Dollars	13,748	Israeli Shekel	49,000	CITI	$(155)
12/20/17	Danish Kroner	102,000	U.S. Dollars	16,451	CITI	(170)
12/20/17	Danish Kroner	244,000	U.S. Dollars	39,156	CITI	(209)
12/20/17	U.S. Dollars	66,876	Singapore Dollars	91,000	CITI	(273)
12/20/17	U.S. Dollars	19,855	British Pounds	15,000	CITI	(297)
12/20/17	Singapore Dollars	406,190	U.S. Dollars	300,119	CITI	(393)
12/20/17	Singapore Dollars	87,000	U.S. Dollars	64,632	CITI	(435)
12/20/17	Israeli Shekel	157,000	U.S. Dollars	44,997	CITI	(448)
12/20/17	Singapore Dollars	256,000	U.S. Dollars	189,426	CITI	(525)
12/20/17	Singapore Dollars	303,798	U.S. Dollars	224,763	CITI	(592)
12/20/17	British Pounds	376,000	U.S. Dollars	506,112	CITI	(972)
12/20/17	Canadian Dollars	3,277,049	U.S. Dollars	2,628,781	CITI	(1,020)
12/20/17	Singapore Dollars	209,357	U.S. Dollars	156,360	CITI	(1,876)
12/20/17	Danish Kroner	740,000	U.S. Dollars	120,312	CITI	(2,194)
12/20/17	Singapore Dollars	613,969	U.S. Dollars	456,050	CITI	(3,005)
12/20/17	Swedish Kronor	1,066,000	U.S. Dollars	135,471	CITI	(3,941)
12/20/17	Swedish Kronor	1,335,000	U.S. Dollars	169,019	CITI	(4,298)
12/20/17	Norwegian Kroner	1,511,000	U.S. Dollars	195,451	CITI	(5,370)
12/20/17	Danish Kroner	2,391,000	U.S. Dollars	387,418	CITI	(5,767)
12/20/17	U.S. Dollars	2,205,594	New Zealand Dollars	3,067,100	CITI	(6,226)
12/20/17	U.S. Dollars	2,327,099	New Zealand Dollars	3,236,769	CITI	(7,078)
12/20/17	Euro	2,513,368	U.S. Dollars	2,993,835	CITI	(9,363)
12/20/17	U.S. Dollars	1,588,491	New Zealand Dollars	2,216,147	CITI	(9,671)
12/20/17	Euro	818,000	U.S. Dollars	981,084	CITI	(9,759)
12/20/17	Australian Dollars	1,633,616	U.S. Dollars	1,290,374	CITI	(10,199)
12/20/17	Canadian Dollars	2,232,539	U.S. Dollars	1,800,865	CITI	(10,663)
12/20/17	Norwegian Kroner	5,395,073	U.S. Dollars	689,638	CITI	(10,946)
12/20/17	Euro	626,000	U.S. Dollars	755,314	CITI	(11,977)
12/20/17	Euro	1,082,000	U.S. Dollars	1,297,952	CITI	(13,143)
12/20/17	Australian Dollars	3,221,301	U.S. Dollars	2,539,947	CITI	(15,591)
12/20/17	Norwegian Kroner	5,668,622	U.S. Dollars	730,043	CITI	(16,938)
12/20/17	Norwegian Kroner	10,374,880	U.S. Dollars	1,324,835	CITI	(19,689)
12/20/17	Norwegian Kroner	5,113,528	U.S. Dollars	664,503	CITI	(21,228)
12/20/17	Norwegian Kroner	9,680,733	U.S. Dollars	1,242,737	CITI	(24,913)
12/20/17	Norwegian Kroner	10,746,164	U.S. Dollars	1,376,892	CITI	(25,040)
12/20/17	Swedish Kronor	27,318,000	U.S. Dollars	3,397,816	CITI	(27,138)
12/20/17	Euro	2,393,933	U.S. Dollars	2,877,758	CITI	(35,108)
12/20/17	Australian Dollars	2,605,073	U.S. Dollars	2,077,417	CITI	(35,964)
12/20/17	Canadian Dollars	4,971,234	U.S. Dollars	4,022,813	CITI	(36,539)
12/20/17	Australian Dollars	6,561,241	U.S. Dollars	5,178,466	CITI	(36,782)
12/20/17	Australian Dollars	3,727,738	U.S. Dollars	2,958,651	CITI	(37,428)
12/20/17	Australian Dollars	2,932,270	U.S. Dollars	2,341,395	CITI	(43,536)
12/20/17	Australian Dollars	3,705,957	U.S. Dollars	2,948,107	CITI	(43,952)
12/20/17	Japanese Yen	181,970,000	U.S. Dollars	1,671,347	CITI	(47,432)
12/20/17	Australian Dollars	3,539,398	U.S. Dollars	2,825,047	CITI	(51,415)
12/20/17	U.S. Dollars	2,335,330	British Pounds	1,778,000	CITI	(53,340)
12/20/17	Swedish Kronor	18,286,000	U.S. Dollars	2,311,189	CITI	(54,939)
12/20/17	Canadian Dollars	3,492,107	U.S. Dollars	2,856,781	CITI	(56,572)
12/20/17	Euro	5,984,833	U.S. Dollars	7,163,977	CITI	(57,353)
12/20/17	Euro	6,463,880	U.S. Dollars	7,735,981	CITI	(60,518)
12/20/17	Canadian Dollars	2,844,234	U.S. Dollars	2,344,301	CITI	(63,601)
12/20/17	Australian Dollars	6,779,341	U.S. Dollars	5,377,885	CITI	(65,288)
12/20/17	Euro	5,984,832	U.S. Dollars	7,178,384	CITI	(71,761)
12/20/17	Australian Dollars	4,225,428	U.S. Dollars	3,399,356	CITI	(88,120)

166	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	Australian Dollars	4,825,637	U.S. Dollars	3,878,723	CITI	$(97,136)
12/20/17	Canadian Dollars	6,295,000	U.S. Dollars	5,147,177	CITI	(99,418)
12/20/17	British Pounds	7,085,000	U.S. Dollars	9,620,456	CITI	(102,049)
12/20/17	Euro	4,189,383	U.S. Dollars	5,078,223	CITI	(103,586)
12/20/17	Canadian Dollars	5,445,000	U.S. Dollars	4,480,263	CITI	(114,092)
12/20/17	British Pounds	13,132,000	U.S. Dollars	17,756,763	CITI	(114,459)
12/20/17	Euro	8,977,248	U.S. Dollars	10,776,308	CITI	(116,374)
12/20/17	Euro	5,289,719	U.S. Dollars	6,411,384	CITI	(130,165)
12/20/17	Canadian Dollars	13,069,000	U.S. Dollars	10,673,186	CITI	(193,572)
12/20/17	Japanese Yen	627,843,283	U.S. Dollars	5,803,686	CITI	(200,760)
12/20/17	Japanese Yen	742,667,820	U.S. Dollars	6,828,891	CITI	(201,262)
12/20/17	Japanese Yen	1,046,367,331	U.S. Dollars	9,576,629	CITI	(238,760)
12/20/17	Japanese Yen	1,473,081,758	U.S. Dollars	13,402,644	CITI	(256,740)
12/20/17	Japanese Yen	1,479,376,835	U.S. Dollars	13,567,063	CITI	(364,981)
12/20/17	Japanese Yen	1,624,348,973	U.S. Dollars	14,965,497	CITI	(469,672)
12/20/17	U.S. Dollars	22,150,050	British Pounds	17,109,000	CITI	(835,191)

Subtotal Depreciation						$(4,859,896)

Total Forward Foreign Currency Contracts outstanding at September 30,2017						$(3,115,266)

See Notes to Schedules of Investments.	167

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at September 30, 2017:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Switzerland Index, Floating financing rate: 1-Month ICE LIBOR CHF - 0.0045 (Monthly)	12/20/17	GSC	CHF	37,113,408	$(234,408)	$—	$(234,408)
MSCI Canada Index, Floating financing rate: 1-Month CDOR - 0.0053 (Monthly)	12/22/17	GSC	CAD	247,126	17,234	—	17,234
MSCI Japan Index, Floating financing rate: 1-Month ICE LIBOR JPY - 0.0014 (Monthly)	12/25/17	GSC	JPY	72,250,903	216,372	—	216,372
MSCI Japan Index, Floating financing rate: 1-Month ICE LIBOR JPY - 0.0014 (Monthly)	12/25/17	GSC	JPY	20,670,425	21,504	—	21,504
MSCI Japan Index, Floating financing rate: 1-Month ICE LIBOR JPY - 0.0014 (Monthly)	12/25/17	GSC	JPY	12,357,997	36,948	—	36,948
MSCI Japan Index, Floating financing rate: 1-Month ICE LIBOR JPY - 0.0014 (Monthly)	12/25/17	GSC	JPY	4,353,199	1,872	—	1,872
MSCI Japan Index, Floating financing rate: 1-Month ICE LIBOR JPY - 0.0014 (Monthly)	12/25/17	GSC	JPY	2,297,161	8,376	—	8,376
MSCI Japan Index, Floating financing rate: 1-Month ICE LIBOR JPY - 0.0014 (Monthly)	12/25/17	GSC	JPY	1,118,682	908	—	908
MSCI Hong Kong Index, Floating financing rate: 1-Month HIBOR + 0.003 (Monthly)	12/27/17	GSC	HKD	35,346,282	(43,730)	—	(43,730)

Total Swap agreements outstanding at September 30, 2017					$25,076	$—	$25,076

168	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Australia	$35,694,363	$35,694,363	$—	$—	**
Austria	7,055,546	7,055,546	—	—
Belgium	4,139,826	4,139,826	—	—
Brazil	7,393,229	7,393,229	—	—
Canada	12,752,204	12,752,204	—	—
China	51,115,962	51,115,962	—	—
Colombia	1,506,063	1,506,063	—	—
Czech Republic	192,150	192,150	—	—
Denmark	21,462,118	21,462,118	—	—
Finland	4,895,431	4,895,431	—	—
France	137,235,834	137,235,834	—	—
Germany	156,584,883	156,584,883	—	—
Hong Kong	48,798,856	48,798,856	—	—
India	8,474,311	8,474,311	—	—
Ireland	6,694,583	6,694,583	—	—
Italy	56,868,159	56,868,159	—	—
Japan	239,131,226	239,131,226	—	—
Jersey	12,114,737	12,114,737	—	—
Malaysia	5,261,414	5,261,414	—	—
Netherlands	108,314,514	108,314,514	—	—
Nigeria	—	—	—	—	**
Norway	4,087,359	4,087,359	—	—
Portugal	3,024,319	3,024,319	—	—
Singapore	51,555,017	51,555,017	—	—
South Korea	12,814,489	12,814,489	—	—
Spain	76,463,890	76,463,890	—	—
Sweden	47,042,211	47,042,211	—	—
Switzerland	120,405,364	120,405,364	—	—
Taiwan	19,610,345	19,610,345	—	—
Turkey	1	1	—	—
United Kingdom	252,428,057	252,428,057	—	—
United States	29,021,776	29,021,776	—	—
Foreign Preferred Stocks:
Germany	2,339,873	2,339,873	—	—
Rights	2,430	—	2,430	—
Money Market Funds	77,734,870	77,734,870	—	—
U.S. Treasury Obligation	2,994,206	—	2,994,206	—

Total Assets - Investments in Securities	$1,625,209,616	$1,622,212,980	$2,996,636	$—

See Notes to Schedules of Investments.	169

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Forward Foreign Currency Contracts	$1,744,630	$—	$1,744,630	$—
Futures Contracts	3,832,187	3,832,187	—	—
Swap Agreements	303,214	—	303,214	—

Total Assets - Other Financial Instruments	$5,880,031	$3,832,187	$2,047,844	$—

Liabilities:
Investments in Securities:
Foreign Common Stocks Sold Short
Australia	$(6,422,598)	$(6,422,598)	$—	$—
Austria	(1,250,384)	(1,250,384)	—	—
Denmark	(3,464,350)	(3,464,350)	—	—
Finland	(1,119,279)	(1,119,279)	—	—
France	(9,003,330)	(9,003,330)	—	—
Germany	(4,257,017)	(4,257,017)	—	—
Ireland	(71,944)	(71,944)	—	—
Italy	(8,890,644)	(8,890,644)	—	—
Japan	(8,469,479)	(8,469,479)	—	—
Jersey	(1,585,854)	(1,585,854)	—	—
Netherlands	(3,026,185)	(3,026,185)	—	—
Norway	(2,614,696)	(2,614,696)	—	—
Papua New Guinea	(1,312,719)	(1,312,719)	—	—
Portugal	(473,224)	(473,224)	—	—
Singapore	(145,781)	(145,781)	—	—
Spain	(4,154,953)	(4,154,953)	—	—
Sweden	(1,277,741)	(1,277,741)	—	—
Switzerland	(2,749,148)	(2,749,148)	—	—
United Kingdom	(9,915,888)	(9,915,888)	—	—
Foreign Preferred Stocks Sold Short Germany	(1,332,171)	(1,332,171)	—	—

Total Liabilities — Investments in Securities	$(71,537,385)	$(71,537,385)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(4,859,896)	$—	$(4,859,896)	$—
Futures Contracts	(538,378)	(538,378)	—	—
Swap Agreements	(278,138)	—	(278,138)	—

Total Liabilities — Other Financial Instruments	$(5,676,412)	$(538,378)	$(5,138,034)	$—

**	Level 3 security has zero value.
***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forward Foreign Currency Contracts outstanding” and ’Swap agreement outstanding” disclosures.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

170	See Notes to Schedules of Investments.

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 1.6%
Consumer Discretionary — 0.5%
Yum China Holdings, Inc.*	52,837	$2,111,895

Consumer Staples — 0.2%
PriceSmart, Inc.	9,200	821,100

Energy — 0.2%
Kosmos Energy, Ltd.Δ*	113,900	906,644

Financials — 0.2%
FirstCash, Inc.	17,900	1,130,385

Information Technology — 0.3%
Cognizant Technology Solutions Corporation Class A	19,700	1,429,038

Materials — 0.2%
Southern Copper Corporation	4,037	160,511
Ternium SA ADR	22,223	687,357

		847,868

Total Common Stocks
(Cost $6,274,640)		7,246,930

FOREIGN COMMON STOCKS — 87.0%
Argentina — 0.3%
Banco Macro SA ADR	10,689	1,254,354

Brazil — 3.0%
Banco BTG Pactual SA*	202,762	1,202,942
Banco do Brasil SA*	106,700	1,177,451
Banco Santander Brasil SA ADR	27,069	236,583
BB Seguridade Participacoes SA	42,000	377,942
BR Malls Participacoes SA	25,400	113,561
Cia de Saneamento Basico do Estado de Sao Paulo ADR*	34,979	365,880
Engie Brasil Energia SA	47,600	549,170
Hypermarcas SA	48,400	490,396
Kroton Educacional SA	15,200	95,841
Linx SA	135,928	847,632
Localiza Rent a Car SA*	1,800	32,873
Lojas Americanas SA*	116,500	581,185
M Dias Branco SA*	15,300	241,542
Odontoprev SA	254,900	1,231,382
Porto Seguro SA*	18,700	222,417
PPLA Participations, Ltd.*	20,118	11,243
Qualicorp SA	39,300	465,572
Rumo SA*	371,110	1,415,471
Sul America SA	131,150	739,157
TIM Participacoes SA ADR	8,179	149,512
TOTVS SA	97,700	972,944
Ultrapar Participacoes SA	55,800	1,331,948
Ultrapar Participacoes SA ADRΔ	34,415	819,765

		13,672,409

Canada — 0.2%
First Quantum Minerals, Ltd.	70,856	795,586
Platinum Group Metals, Ltd.*	43,200	18,004

		813,590

Chile — 0.7%
Aguas Andinas SA, Class A	52,453	33,373
Banco de Chile ADRΔ	9,014	821,806
Banco Santander Chile ADR	37,566	1,116,086
Cencosud SA	23,651	72,300
Empresas COPEC SA	4,821	63,122
Enel Americas SA ADR	62,618	639,956
Enel Chile SA ADR	16,598	99,588
Enel Generacion Chile SA ADRΔ	2,770	73,017
Itau CorpBanca	3,984,409	37,500
Latam Airlines Group SA ADRΔ	22,703	300,815
SACI Falabella	5,091	49,649

		3,307,212

China — 14.1%
58.com, Inc. ADRΔ*	2,934	185,253
Agricultural Bank of China, Ltd. Class H	1,523,000	682,383
Air China, Ltd. Class H	360,679	299,658
Alibaba Group Holding, Ltd. ADRΔ*	86,253	14,896,756
Baidu, Inc. ADR*	10,407	2,577,710
Bank of China, Ltd. Class H	3,496,000	1,723,027
Bank of Communications Co., Ltd. Class H	420,841	307,081
Beijing Capital International Airport Co., Ltd. Class H	496,000	739,085
China Cinda Asset Management Co., Ltd. Class H	1,896,000	699,022
China CITIC Bank Corporation, Ltd. Class H	567,637	360,423
China Communications Services Corporation, Ltd. Class H	1,484,000	763,695
China Construction Bank Corporation Class H	4,471,000	3,708,854
China Evergrande Group*	359,000	1,252,336
China Medical System Holdings, Ltd.	37,000	64,606
China Mengniu Dairy Co., Ltd.*	1,291,000	3,611,085
China Merchants Bank Co., Ltd. Class H	24,500	86,093
China Petroleum & Chemical Corporation Class H	933,161	698,831
China Shenhua Energy Co., Ltd. Class H	357,500	840,250
China Southern Airlines Co., Ltd. Class H	644,000	443,535
China Telecom Corporation, Ltd.	172,000	88,074
China Vanke Co., Ltd. Class H	97,700	321,431
Chongqing Rural Commercial Bank Co., Ltd. Class H	840,000	532,285
Country Garden Holdings Co., Ltd.	209,000	332,298
Ctrip.com International, Ltd. ADRΔ*	12,829	676,601
Dongfeng Motor Group Co., Ltd. Class H	203,545	268,906
Fuyao Glass Industry Group Co., Class H 144AΔ	227,600	826,010
Geely Automobile Holdings, Ltd.	962,000	2,709,304
Guangzhou Automobile Group Co., Ltd.	126,000	291,628
Haitian International Holdings, Ltd.	194,000	557,543
Industrial & Commercial Bank of China, Ltd. Class H	3,714,000	2,757,591
JD.com, Inc. ADRΔ*	52,757	2,015,317
Jiangxi Copper Co., Ltd. Class H	148,000	233,796

See Notes to Schedules of Investments.	171

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Kingsoft Corporation, Ltd.	46,000	$107,174
NetEase, Inc. ADR	2,763	728,907
New Oriental Education & Technology Group, Inc. ADR	5,106	450,656
People’s Insurance Co. Group of China, Ltd. (The) Class H	632,000	282,360
PICC Property & Casualty Co., Ltd. Class H	340,000	599,775
Ping An Insurance Group Co. of China, Ltd. Class H	29,500	226,397
SINA Corporation	2,218	254,294
Sinopec Engineering Group Co., Ltd. Class H	468,500	413,227
Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,090,000	648,843
Sinopharm Group Co., Ltd. Class H	43,600	192,002
Sinotrans, Ltd. Class H	280,000	142,301
Sunac China Holdings, Ltd.	33,000	151,025
Sunny Optical Technology Group Co., Ltd.	48,000	763,173
TAL Education Group ADR	8,970	302,379
Tencent Holdings, Ltd.	194,200	8,358,088
Tingyi Cayman Islands Holding Corporation	1,822,000	2,742,936
TravelSky Technology, Ltd. Class H	124,000	323,032
Vipshop Holdings, Ltd. ADR*	15,320	134,663
Weichai Power Co., Ltd. Class H	748,000	819,663

		63,191,362

Colombia — 0.2%
Bancolombia SA	76,606	847,289

Czech Republic — 0.0%
Komercni Banka AS	4,005	174,900

Egypt — 0.3%
Arabian Food Industries Co. DOMTY*	85,130	44,133
Commercial International Bank Egypt SAE	85,891	397,191
Commercial International Bank Egypt SAE GDR	67,667	307,547
Edita Food Industries SAE	384,792	348,166
Edita Food Industries SAE GDR	15,770	82,792

		1,179,829

Hong Kong — 6.2%
AAC Technologies Holdings, Inc.	5,000	83,978
AIA Group, Ltd.	934,158	6,888,154
China Everbright International, Ltd.	64,000	80,291
China Mobile, Ltd.	584,000	5,917,302
China Overseas Land & Investment, Ltd.	1,164,000	3,784,833
China Resources Land, Ltd.	204,000	624,149
China Resources Power Holdings Co., Ltd.	254,000	458,472
CNOOC, Ltd.	685,000	883,916
CSPC Pharmaceutical Group, Ltd.	392,000	656,378
Haier Electronics Group Co., Ltd.*	666,000	1,623,309
Hengan International Group Co., Ltd.	61,889	572,811
Nine Dragons Paper Holdings, Ltd.	721,000	1,417,707
Sihuan Pharmaceutical Holdings Group, Ltd.	60,000	21,814
Sino Biopharmaceutical, Ltd.	147,000	155,438
Sun Art Retail Group, Ltd.	1,083,500	1,005,604
WH Group, Ltd. 144A	3,293,500	3,499,417

		27,673,573

Hungary — 0.5%
OTP Bank PLC	64,024	2,402,163

India — 7.2%
Axis Bank, Ltd.	503,072	3,921,297
Axis Bank, Ltd. GDR	5,736	221,410
Bajaj Auto, Ltd.	11,312	538,480
Bharat Heavy Electricals, Ltd.	322,837	414,914
Bharat Petroleum Corporation, Ltd.	66,201	477,657
Bharti Infratel, Ltd.	10,119	61,718
Dabur India, Ltd.	169,587	791,856
GAIL India, Ltd.	82,367	528,412
Godrej Consumer Products, Ltd.	6,198	87,215
Grasim Industries, Ltd.	32,129	557,757
HCL Technologies, Ltd.	14,647	196,160
HDFC Bank, Ltd.	126,645	3,521,708
Hero MotoCorp, Ltd.	15,904	919,021
Hindalco Industries, Ltd.	82,880	305,281
Hindustan Petroleum Corporation, Ltd.	91,535	598,088
Hindustan Unilever, Ltd.	9,505	170,819
Housing Development Finance Corporation, Ltd.	16,011	427,029
ICICI Bank, Ltd. ADR	66,827	572,039
Indiabulls Housing Finance, Ltd.	24,610	454,656
Infosys, Ltd.	161,461	2,224,414
Infosys, Ltd. ADRΔ	229,378	3,346,625
Kotak Mahindra Bank, Ltd.	299,825	4,600,423
LIC Housing Finance, Ltd.	4,741	45,534
NTPC, Ltd.	87,918	225,381
Power Finance Corporation, Ltd.	302,548	564,614
Quess Corporation, Ltd. 144A*	32,759	419,217
State Bank of India	82,734	321,525
Tata Consultancy Services, Ltd.	108,779	4,056,647
Tata Motors, Ltd. ADR*	16,650	520,646
Tata Power Co., Ltd. (The)	125,853	149,898
Tata Steel, Ltd.	66,730	666,636
Tech Mahindra, Ltd.	16,117	112,970
Wipro, Ltd. ADR	4,839	27,486
Zee Entertainment Enterprises, Ltd.	7,884	62,775

		32,110,308

Indonesia — 2.0%
PT Adaro Energy Tbk	4,727,100	640,505
PT Astra International Tbk	386,800	226,870
PT Bank Central Asia Tbk	2,917,500	4,397,153
PT Bank Mandiri Persero Tbk	436,200	217,792
PT Bank Negara Indonesia Persero Tbk	1,681,300	923,723

172	See Notes to Schedules of Investments.

	Shares	Value
PT Bank Rakyat Indonesia Persero Tbk	445,500	$505,235
PT Indofood Sukses Makmur Tbk	635,235	397,346
PT Semen Indonesia Persero Tbk	225,500	169,514
PT Telekomunikasi Indonesia Persero Tbk	598,800	208,062
PT United Tractors Tbk	524,069	1,245,097

		8,931,297

Isle of Man — 0.1%
NEPI Rockcastle PLC	15,777	214,303

Kenya — 0.2%
Equity Group Holdings, Ltd.	2,882,347	1,082,801

Malaysia — 1.5%
AirAsia Bhd	2,021,600	1,651,751
CIMB Group Holdings Bhd	521,900	778,678
Hong Leong Bank Bhd.	8,300	31,175
Malayan Banking Bhd	574,000	1,295,493
Malaysia Airports Holdings	138,100	277,999
MISC Bhd	43,067	74,456
Petronas Chemicals Group Bhd	243,400	420,222
Public Bank Bhd	222,800	1,078,516
Sime Darby Bhd	159,600	340,934
Tenaga Nasional Bhd	35,730	121,173
Westports Holdings Bhd	579,000	522,437
YTL Corporation Bhd	114,800	36,975

		6,629,809

Mexico — 3.8%
Alfa SAB de CV Series A	317,100	399,640
America Movil SAB de CV Series L	1,257,945	1,117,022
America Movil SAB de CV Series L ADR	185,275	3,288,631
Arca Continental SAB de CV	95,088	649,115
Cemex SAB de CV ADR*	14,793	134,326
Fibra Uno Administracion SA de CV REIT	181,600	306,357
Gruma SAB de CV Series B	55,455	814,406
Grupo Aeroportuario del Pacifico SAB de CV	23,600	241,702
Grupo Aeroportuario del Sureste SAB de CV ADRΔ	2,178	415,606
Grupo Bimbo SAB de CV Series A	33,400	80,831
Grupo Financiero Banorte SAB de CV Series O	653,587	4,499,737
Grupo Financiero Inbursa SAB de CV Series O	535,500	978,956
Grupo Financiero Santander Mexico SAB de CV ADR Series B	11,326	114,279
Industrias Penoles SAB de CV	4,574	113,885
Megacable Holdings SAB de CV	328,800	1,369,549
Mexichem SAB de CV	205,800	542,584
OHL Mexico SAB de CV	9,000	12,178
Telesites SAB de CVΔ*	436,916	336,385
Wal-Mart de Mexico SAB de CV	704,482	1,613,229

		17,028,418

Morocco & Antilles — 0.3%
Attijariwafa Bank	24,657	1,214,631

Nigeria — 1.1%
Dangote Cement PLC	4,265,821	2,530,856
FCMB Group PLC	12,000,000	35,766
Guaranty Trust Bank PLC	17,983,238	2,003,703
Nestle Nigeria PLC	147,659	501,839

		5,072,164

Peru — 1.0%
Credicorp, Ltd.	21,387	4,384,763

Philippines — 1.0%
Ayala Corporation	1,970	37,616
Ayala Land, Inc.	131,200	112,348
Bank of the Philippine Islands	326,033	638,274
BDO Unibank, Inc.	66,960	172,279
Globe Telecom, Inc.	3,830	154,559
International Container Terminal Services, Inc.	80,990	165,808
JG Summit Holdings, Inc.	130,840	193,171
Metro Pacific Investments Corporation	714,100	94,183
SM Investments Corporation	12,040	209,280
SM Prime Holdings, Inc.	177,300	120,237
Universal Robina Corporation	889,880	2,676,673

		4,574,428

Poland — 1.3%
Alior Bank SA*	6,072	113,969
Bank Zachodni WBK SA	1,003	96,012
Eurocash SA	15,310	162,037
Jastrzebska Spolka Weglowa SA*	39,283	1,038,540
PGE Polska Grupa Energetyczna SA*	181,311	660,849
Polski Koncern Naftowy ORLEN SA	57,332	1,912,114
Polskie Gornictwo Naftowe i Gazownictwo SA	93,700	174,355
Powszechna Kasa Oszczednosci Bank Polski SA*	85,657	829,340
Powszechny Zaklad Ubezpieczen SA	35,317	445,213
Tauron Polska Energia SA*	572,801	588,655

		6,021,084

Portugal — 0.7%
Jeronimo Martins SGPS SA	166,977	3,293,773
Russia — 4.0%
Gazprom PJSC ADR	193,596	811,167
Lenta, Ltd. GDR*	173,589	1,072,780
LUKOIL PJSC ADR	14,861	786,593
Mobile TeleSystems PJSC ADR	207,817	2,169,610
Novatek PJSC GDR	41,888	4,913,462
Novolipetsk Steel PJSC GDR	2,728	62,062
Rosneft Oil Co. PJSC GDR	27,856	154,740
Sberbank of Russia PJSC ADR	402,289	5,726,584
Severstal PJSC GDR	104,971	1,569,317
Sistema PJSC FC GDR	22,789	109,387
Surgutneftegas OJSC ADR	42,924	217,195
Tatneft PJSC ADR	12,952	553,050

		18,145,947

See Notes to Schedules of Investments.	173

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
South Africa — 6.1%
Aspen Pharmacare Holdings, Ltd.	168,993	$3,789,462
Barclays Africa Group, Ltd.	45,851	470,744
Bid Corporation, Ltd.	114,604	2,572,479
Bidvest Group, Ltd. (The)	90,395	1,152,810
Discovery, Ltd.	37,835	393,084
Exxaro Resources, Ltd.	84,480	766,568
Fortress Income Fund, Ltd. REIT	20,249	57,956
Foschini Group, Ltd. (The)	44,166	442,843
Growthpoint Properties, Ltd. REIT	170,095	305,295
Imperial Holdings, Ltd.	16,428	232,040
Investec, Ltd.	35,899	259,854
Massmart Holdings, Ltd.	24,083	198,445
MMI Holdings, Ltd.Δ	125,954	161,411
Mondi, Ltd.	15,913	424,872
Mr Price Group, Ltd.	16,967	225,629
MTN Group, Ltd.Δ	152,453	1,400,580
Naspers, Ltd. N Shares	46,938	10,123,458
Nedbank Group, Ltd.	6,281	94,015
Pick n Pay Stores, Ltd.Δ	249,407	1,061,275
Rand Merchant Investment Holdings, Ltd.	14,077	43,119
Redefine Properties, Ltd. REIT	190,199	150,178
Remgro, Ltd.	16,085	243,959
Resilient, Ltd. REIT	12,543	123,292
RMB Holdings, Ltd.	44,072	206,708
Sanlam, Ltd.	55,898	279,351
Sappi, Ltd.	44,595	303,234
Standard Bank Group, Ltd.	117,676	1,371,652
Telkom SA SOC, Ltd.	107,061	468,850
Truworths International, Ltd.	7,836	44,711

		27,367,874

South Korea — 12.7%
AMOREPACIFIC Group	669	72,136
BNK Financial Group, Inc.	30,922	269,979
DGB Financial Group, Inc.	6,847	62,770
E-MART, Inc.	5,259	957,351
GS Retail Co., Ltd.	32,512	980,739
Hana Financial Group, Inc.	18,808	777,543
Hanwha Chemical Corporation	23,975	679,259
Hanwha Corporation	21,706	833,862
Hanwha Life Insurance Co., Ltd.	43,773	261,793
Hyosung Corporation	1,860	236,286
Hyundai Development Co-Engineering & Construction	8,810	274,603
Hyundai Engineering & Construction Co., Ltd.	15,761	527,729
Hyundai Marine & Fire Insurance Co., Ltd.	24,155	955,360
Hyundai Mobis Co., Ltd.	2,993	627,162
KB Financial Group, Inc.	12,852	629,499
Kia Motors Corporation	6,682	184,647
KIWOOM Securities Co., Ltd.	9,055	572,386
Korea Investment Holdings Co., Ltd.	1,364	72,883
Korean Air Lines Co., Ltd.*	31,043	834,788
KT Corporation ADRΔ	8,004	111,016
LG Corporation	4,143	291,549
LG Electronic, Ltd.	10,065	724,107
LG Innotek Co., Ltd.	204	27,429
LG Uplus Corporation	47,700	555,983
Lotte Chemical Corporation	4,391	1,449,162
NAVER Corporation	4,649	3,023,971
NCSoft Corporation	189	76,650
NH Investment & Securities Co., Ltd.	4,522	53,695
POSCO	4,004	1,108,192
Posco Daewoo Corporation	19,415	327,157
Samsung Card Co., Ltd.	3,519	113,219
Samsung Electronics Co., Ltd.	8,689	19,451,343
Samsung Fire & Marine Insurance Co., Ltd.	25,485	6,230,235
Shinhan Financial Group Co., Ltd.	121,671	5,343,390
SK Hynix, Inc.	69,638	5,040,372
SK Innovation Co., Ltd.	4,497	781,336
SK Telecom Co., Ltd.	9,447	2,103,274
Woori Bank	40,927	637,837

		57,260,692

Switzerland — 0.7%
Cie Financiere Richemont SA	32,276	2,949,787

Taiwan — 8.0%
AU Optronics Corporation	644,000	258,033
Catcher Technology Co., Ltd.	34,000	330,761
Cathay Financial Holding Co., Ltd.	513,185	815,708
China Life Insurance Co., Ltd.	316,643	301,774
Compal Electronics, Inc.	212,430	149,564
CTBC Financial Holding Co., Ltd.	1,048,173	660,206
Far EasTone Telecommunications Co., Ltd.	20,000	47,883
First Financial Holding Co., Ltd.	716,269	461,781
Formosa Chemicals & Fibre Corporation	97,000	294,608
Formosa Petrochemical Corporation	20,000	69,912
Foxconn Technology Co., Ltd.	81,152	236,840
Fubon Financial Holding Co., Ltd.	508,000	790,714
General Interface Solution Holding, Ltd.	23,000	233,990
Hiwin Technologies Corporation	7,000	62,904
Hon Hai Precision Industry Co., Ltd.	1,150,778	4,060,587
Innolux Corporation	979,000	456,828
Largan Precision Co., Ltd.	5,000	886,262
Lite-On Technology Corporation	238,883	340,316
MediaTek, Inc.	160,000	1,538,056
Mega Financial Holding Co., Ltd.	152,000	119,048
Nien Made Enterprise Co., Ltd.	14,000	143,583
Novatek Microelectronics Corporation	73,000	275,640
Pegatron Corporation	397,089	1,042,352
Phison Electronics Corporation	156,000	1,851,998
Pou Chen Corporation	348,000	436,090
Powertech Technology, Inc.	323,000	945,865
Realtek Semiconductor Corporation	304,000	1,067,669
Shin Kong Financial Holding Co., Ltd.	415,000	125,223
Siliconware Precision Industries Co., Ltd.	64,920	103,725

174	See Notes to Schedules of Investments.

	Shares	Value
Synnex Technology International Corporation	34,000	$40,812
Taiwan Semiconductor Manufacturing Co., Ltd.	1,430,000	10,209,570
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	169,138	6,351,132
Teco Electric and Machinery Co., Ltd.	100,000	90,357
Uni-President Enterprises Corporation	170,000	352,625
Wistron Corporation	1,133,804	916,047

		36,068,463

Thailand — 3.6%
Bangkok Bank PCL NVDR	58,600	327,703
Bangkok Dusit Medical Services PCLΔ	4,799,000	2,949,910
Central Pattana PCL	1,882,100	4,401,913
Central Pattana PCL NVDR	31,000	72,504
CP ALL PCL	1,444,000	2,890,165
Indorama Ventures PCL NVDR	171,700	217,521
Kasikornbank PCL NVDR	28,600	177,517
Krung Thai Bank PCL NVDR	1,412,335	796,159
PTT Exploration & Production PCL NVDR	17,000	45,622
PTT Global Chemical PCL NVDR	875,554	2,021,519
PTT PCL NVDR	25,300	309,517
Robinson PCL	86,200	166,714
Siam Cement PCL (The) NVDR	18,070	270,915
Siam Commercial Bank PCL (The) NVDR	27,100	124,327
Thai Oil PCL NVDR	443,562	1,230,269
Thai Union Group PCL NVDR	159,710	95,778
TOA Paint Thailand PCL*	40,825	29,379

		16,127,432

Turkey — 3.2%
Akbank TAS	361,985	955,012
Arcelik AS	9,974	63,602
Aselsan Elektronik Sanayi Ve Ticaret AS	17,114	126,327
BIM Birlesik Magazalar AS	11,910	248,198
Coca-Cola Icecek AS	74,998	783,880
Ford Otomotiv Sanayi AS	20,953	268,165
Haci Omer Sabanci Holding AS	23,738	66,758
KOC Holding AS	118,030	541,627
Tofas Turk Otomobil Fabrikasi AS	48,960	424,335
Tupras Turkiye Petrol Rafinerileri AS	32,548	1,110,831
Turk Hava Yollari AO*	198,619	487,775
Türkiye Garanti Bankasi AS	1,751,935	4,759,744
Türkiye Halk Bankasi AS	383,312	1,303,903
Türkiye Is Bankasi Class C	291,508	554,716
Turkiye Vakiflar Bankasi TAO Class D	349,062	614,271
Ulker Biskuvi Sanayi AS	122,517	665,377
Yapi ve Kredi Bankasi AS*	1,164,393	1,411,801

		14,386,322

United Arab Emirates — 0.1%
ADES International Holding, Ltd. 144A*	28,603	361,828

United Kingdom — 2.9%
Anglo American PLCΔ	152,771	2,737,284
Global Ports Investments PLC GDR*	49,037	210,614
Hikma Pharmaceuticals PLC	99,338	1,611,998
Liberty Global PLC LiLAC Class AΔ*	74,943	1,780,646
Liberty Global PLC LiLAC Class C*	89,033	2,074,469
Mediclinic International PLCΔ	268,013	2,334,393
Tullow Oil PLC*	980,041	2,443,967

		13,193,371

Total Foreign Common Stocks (Cost $341,528,151)		390,936,176

FOREIGN PREFERRED STOCKS — 4.5%
Brazil — 2.9%
Banco Bradesco SA ADR
0.00%, 10/03/17*	100,016	1,107,177
Braskem SA Class A
2.82%, 10/04/16	40,100	536,329
Cia Brasileira de Distribuicao
0.00%, 04/28/16*	54,600	1,294,512
Cia Brasileira de Distribuicao ADR
0.00%, 04/28/16Δ*	24,583	581,880
Itau Unibanco Holding SA ADR
0.41%, 10/02/17	155,381	2,128,720
Itausa — Investimentos Itau SA
0.53%, 09/01/17	1,397,148	4,874,567
Lojas Americanas SA
0.00%, 01/05/17*	96,999	590,174
Petroleo Brasileiro SA
0.00%, 04/03/14*	138,100	668,883
Vale SA
0.00%, 04/24/17*	139,800	1,302,149

		13,084,391

Chile — 0.2%
Embotelladora Andina SA ADR Class B
2.10%, 08/23/17Δ	30,526	840,686

Colombia — 0.1%
Bancolombia SA ADR
2.80%, 09/27/17	10,824	495,631

South Korea — 1.3%
Samsung Electronics Co., Ltd.
1.36%, 06/29/17	2,991	5,384,766

See Notes to Schedules of Investments.	175

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.
3.35%, 12/28/16	1,796	$285,391

		5,670,157

Total Foreign Preferred Stocks (Cost $17,023,750)		20,090,865

MONEY MARKET FUNDS — 8.0%
GuideStone Money Market Fund (Investor Class)¥	18,828,287	18,828,287
Northern Institutional Government Assets Portfolio	10,919,337	10,919,337
Northern Institutional Liquid Assets Portfolio§	6,409,479	6,409,479

Total Money Market Funds (Cost $36,157,103)		36,157,103

	Par
U.S. TREASURY OBLIGATION — 0.3%
U.S. Treasury Bill
1.09%, 12/14/17Ω‡‡ (Cost $1,297,113)	$1,300,000	1,297,489

TOTAL INVESTMENTS — 101.4% (Cost $402,280,757)		455,728,563
Liabilities in Excess of Other Assets — (1.4)%		(6,157,622)

NET ASSETS — 100.0%		$449,570,941

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
Bovespa Index	10/2017	(70)	$(1,650,790)	GSC	$(99,670)
Northwest Pipeline Rockies Basis Swap	10/2017	2	136,103	GSC	(2,592)
SGX Nifty 50 Index	10/2017	(316)	(6,195,496)	GSC	59,957
TA-35 Index	10/2017	53	2,130,676	GSC	1,655
HSCEI Index	10/2017	67	4,677,032	GSC	(30,673)
HSCEI Index	10/2017	96	6,701,418	BAR	(36,000)
MSCI Taiwan Index	10/2017	94	3,616,180	BAR	(1,310)
SGX MSCI Singapore Index	10/2017	10	265,214	BAR	867
BIST 30 Index	10/2017	(41)	(146,546)	GSC	11,930
FTSE Bursa Malaysia KLCI Index	10/2017	(15)	(311,101)	BAR	528
KOSPI 200 Index	12/2017	108	7,488,148	BAR	147,327
KOSPI 200 Index	12/2017	9	624,012	JPM	11,551
MSCI Emerging Markets Index	12/2017	642	34,966,530	GSC	(243,166)
WIG20 Index	12/2017	(26)	(351,559)	GSC	8,089
FTSE/JSE Top 40 Index	12/2017	(133)	(4,981,374)	BAR	57,196
SET50 Index	12/2017	(36)	(231,846)	BAR	(429)

Total Futures Contracts outstanding at September 30, 2017			$46,736,601		$(114,740)

176	See Notes to Schedules of Investments.

Forward Foreign Currency Contracts outstanding at September 30, 2017:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	Russian Rubles	132,635,000	U.S. Dollars	2,194,717	CITI	$70,427
12/20/17	U.S. Dollars	5,306,021	Brazilian Reals	16,780,292	CITI	66,053
12/20/17	U.S. Dollars	2,459,319	South Korean Won	2,756,917,543	CITI	49,751
12/20/17	U.S. Dollars	1,909,951	Chinese Offshore Yuan	12,545,465	CITI	31,795
12/20/17	U.S. Dollars	3,155,122	Chinese Offshore Yuan	20,894,227	CITI	27,089
12/20/17	U.S. Dollars	1,091,450	South Korean Won	1,221,773,910	CITI	23,610
12/20/17	U.S. Dollars	1,363,182	Chilean Pesos	859,626,000	CITI	22,635
12/20/17	U.S. Dollars	1,100,964	Mexican Pesos	19,900,000	CITI	22,410
12/20/17	U.S. Dollars	1,527,556	South Korean Won	1,723,542,946	CITI	21,166
12/20/17	U.S. Dollars	1,134,910	South Korean Won	1,275,695,235	CITI	19,942
12/20/17	U.S. Dollars	1,250,886	Chinese Offshore Yuan	8,230,234	CITI	18,754
12/20/17	U.S. Dollars	1,255,712	Chinese Offshore Yuan	8,268,641	CITI	17,830
12/20/17	U.S. Dollars	404,687	South African Rand	5,317,396	CITI	17,085
12/20/17	U.S. Dollars	569,616	Mexican Pesos	10,200,000	CITI	16,789
12/20/17	U.S. Dollars	1,524,522	South Korean Won	1,725,719,752	CITI	16,230
12/20/17	Russian Rubles	31,000,000	U.S. Dollars	513,289	CITI	16,129
12/20/17	U.S. Dollars	1,234,385	South Korean Won	1,395,357,916	CITI	14,831
12/20/17	U.S. Dollars	954,059	South Korean Won	1,075,620,000	CITI	13,959
12/20/17	U.S. Dollars	1,629,291	Indonesian Rupiahs	21,977,587,212	CITI	11,081
12/20/17	U.S. Dollars	590,219	South Korean Won	662,830,322	CITI	10,900
12/20/17	U.S. Dollars	462,793	South African Rand	6,200,000	CITI	10,855
12/20/17	U.S. Dollars	269,207	South African Rand	3,544,931	CITI	10,806
12/20/17	U.S. Dollars	776,986	South Korean Won	876,730,802	CITI	10,716
12/20/17	U.S. Dollars	1,619,973	Singapore Dollars	2,180,947	CITI	10,661
12/20/17	U.S. Dollars	2,065,412	Chinese Offshore Yuan	13,725,541	CITI	10,589
12/20/17	Brazilian Reals	4,400,000	U.S. Dollars	1,363,748	CITI	10,237
12/20/17	U.S. Dollars	258,405	South African Rand	3,406,459	CITI	10,097
12/20/17	U.S. Dollars	396,335	South African Rand	5,300,000	CITI	10,002
12/20/17	U.S. Dollars	651,167	Singapore Dollars	870,000	CITI	9,198
12/20/17	U.S. Dollars	3,628,065	Brazilian Reals	11,589,171	CITI	9,124
12/20/17	U.S. Dollars	257,740	South African Rand	3,423,862	CITI	8,164
12/20/17	U.S. Dollars	380,910	Indian Rupees	24,653,000	CITI	7,328
12/20/17	Czech Republic Koruna	39,396,000	U.S. Dollars	1,795,220	CITI	7,053
12/20/17	U.S. Dollars	325,876	South African Rand	4,379,000	CITI	6,677
12/20/17	U.S. Dollars	555,420	Singapore Dollars	743,682	CITI	6,660
12/20/17	U.S. Dollars	459,557	South Korean Won	518,189,574	CITI	6,656
12/20/17	U.S. Dollars	268,104	South African Rand	3,600,000	CITI	5,688
12/20/17	U.S. Dollars	499,480	Czech Republic Koruna	10,800,000	CITI	5,405
12/20/17	U.S. Dollars	662,066	Singapore Dollars	890,000	CITI	5,338
12/20/17	U.S. Dollars	257,180	South African Rand	3,456,765	CITI	5,205
12/20/17	U.S. Dollars	565,686	Indian Rupees	37,000,000	CITI	5,002
12/20/17	U.S. Dollars	787,174	Taiwan Dollars	23,672,000	CITI	4,932
12/20/17	U.S. Dollars	369,203	South African Rand	5,000,000	CITI	4,738
12/20/17	U.S. Dollars	178,058	Mexican Pesos	3,200,000	CITI	4,622
12/20/17	Polish Zloty	1,700,000	U.S. Dollars	461,836	CITI	4,161
12/20/17	U.S. Dollars	406,502	Czech Republic Koruna	8,800,000	CITI	3,923
12/20/17	U.S. Dollars	264,608	Czech Republic Koruna	5,700,000	CITI	3,847
12/20/17	U.S. Dollars	349,089	Turkish Lira	1,260,000	CITI	3,803
12/20/17	U.S. Dollars	91,403	Turkish Lira	320,000	CITI	3,712
12/20/17	Czech Republic Koruna	13,020,888	U.S. Dollars	592,090	CITI	3,585
12/20/17	Polish Zloty	2,600,000	U.S. Dollars	709,208	CITI	3,493
12/20/17	U.S. Dollars	120,115	South African Rand	1,600,000	CITI	3,486
12/20/17	Czech Republic Koruna	12,599,206	U.S. Dollars	573,340	CITI	3,044

See Notes to Schedules of Investments.	177

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	U.S. Dollars	137,546	Mexican Pesos	2,482,000	CITI	$3,024
12/20/17	Hong Kong Dollars	19,963,729	U.S. Dollars	2,558,298	CITI	2,665
12/20/17	Hong Kong Dollars	19,787,078	U.S. Dollars	2,535,709	CITI	2,593
12/20/17	Hong Kong Dollars	19,813,941	U.S. Dollars	2,539,282	CITI	2,466
12/20/17	Philippine Pesos	20,000,000	U.S. Dollars	388,313	CITI	2,434
12/20/17	U.S. Dollars	714,283	Brazilian Reals	2,280,000	CITI	2,309
12/20/17	Hong Kong Dollars	19,884,356	U.S. Dollars	2,548,502	CITI	2,279
12/20/17	U.S. Dollars	798,401	Singapore Dollars	1,079,155	CITI	2,097
12/20/17	Hong Kong Dollars	19,871,276	U.S. Dollars	2,547,021	CITI	2,082
12/20/17	U.S. Dollars	62,256	Turkish Lira	220,000	CITI	1,968
12/20/17	Philippine Pesos	18,000,000	U.S. Dollars	349,924	CITI	1,749
12/20/17	U.S. Dollars	112,782	Colombian Pesos	330,000,000	CITI	1,436
12/20/17	U.S. Dollars	1,066,078	Singapore Dollars	1,442,873	CITI	1,387
12/20/17	Philippine Pesos	17,000,000	U.S. Dollars	330,757	CITI	1,379
12/20/17	U.S. Dollars	88,954	Turkish Lira	320,000	CITI	1,263
12/20/17	U.S. Dollars	56,025	Turkish Lira	200,000	CITI	1,218
12/20/17	Philippine Pesos	21,000,000	U.S. Dollars	409,199	CITI	1,086
12/20/17	U.S. Dollars	125,904	Brazilian Reals	400,000	CITI	997
12/20/17	Hong Kong Dollars	9,976,973	U.S. Dollars	1,278,973	CITI	881
12/20/17	Hong Kong Dollars	18,908,647	U.S. Dollars	2,424,754	CITI	862
12/20/17	U.S. Dollars	58,347	Turkish Lira	210,000	CITI	799
12/20/17	U.S. Dollars	1,033,425	Hong Kong Dollars	8,050,000	CITI	765
12/20/17	Chilean Pesos	280,000,000	U.S. Dollars	435,918	CITI	729
12/20/17	U.S. Dollars	88,450	Colombian Pesos	260,000,000	CITI	723
12/20/17	U.S. Dollars	138,429	Indonesian Rupiahs	1,870,464,000	CITI	707
12/20/17	U.S. Dollars	296,096	Brazilian Reals	946,000	CITI	689
12/20/17	U.S. Dollars	652,159	Indian Rupees	43,000,000	CITI	553
12/20/17	U.S. Dollars	219,744	Turkish Lira	800,000	CITI	515
12/20/17	U.S. Dollars	27,885	Chinese Offshore Yuan	183,000	CITI	489
12/20/17	U.S. Dollars	13,780	South African Rand	182,587	CITI	470
12/20/17	Philippine Pesos	20,000,000	U.S. Dollars	390,283	CITI	464
12/20/17	U.S. Dollars	44,721	Singapore Dollars	60,000	CITI	447
12/20/17	Philippine Pesos	2,618,000	U.S. Dollars	50,762	CITI	387
12/20/17	Czech Republic Koruna	14,242,573	U.S. Dollars	651,181	CITI	383
12/20/17	U.S. Dollars	28,332	Turkish Lira	102,000	CITI	381
12/20/17	Polish Zloty	2,100,000	U.S. Dollars	575,269	CITI	374
12/20/17	U.S. Dollars	87,336	Thai Baht	2,900,000	CITI	300
12/20/17	Philippine Pesos	16,000,000	U.S. Dollars	312,318	CITI	280
12/20/17	U.S. Dollars	419,445	Singapore Dollars	568,081	CITI	260
12/20/17	U.S. Dollars	56,415	Taiwan Dollars	1,700,000	CITI	239
12/20/17	U.S. Dollars	54,736	Chilean Pesos	34,980,000	CITI	187
12/20/17	Hong Kong Dollars	1,679,000	U.S. Dollars	215,200	CITI	184
12/20/17	U.S. Dollars	39,999	Chinese Offshore Yuan	266,000	CITI	176
12/20/17	U.S. Dollars	18,162	Thai Baht	600,000	CITI	155
12/20/17	Hong Kong Dollars	1,300,000	U.S. Dollars	166,621	CITI	145
12/20/17	U.S. Dollars	21,136	Thai Baht	700,000	CITI	127
12/20/17	U.S. Dollars	33,008	Turkish Lira	120,000	CITI	123
12/20/17	U.S. Dollars	3,910	South African Rand	52,000	CITI	119
12/20/17	U.S. Dollars	12,117	Thai Baht	400,000	CITI	112
12/20/17	U.S. Dollars	3,736	Mexican Pesos	67,000	CITI	104
12/20/17	U.S. Dollars	21,108	Thai Baht	700,000	CITI	99
12/20/17	Chinese Offshore Yuan	211,000	U.S. Dollars	31,489	CITI	99
12/20/17	Hong Kong Dollars	1,094,000	U.S. Dollars	140,241	CITI	99
12/20/17	U.S. Dollars	4,471	Polish Zloty	16,000	CITI	85

178	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	Hong Kong Dollars	700,000	U.S. Dollars	89,722	CITI	$75
12/20/17	U.S. Dollars	141,182	Hong Kong Dollars	1,100,000	CITI	73
12/20/17	Hong Kong Dollars	880,000	U.S. Dollars	112,817	CITI	70
12/20/17	U.S. Dollars	128,593	Philippine Pesos	6,578,831	CITI	60
12/20/17	U.S. Dollars	7,090	Chinese Offshore Yuan	47,000	CITI	53
12/20/17	U.S. Dollars	24,055	Thai Baht	800,000	CITI	45
12/20/17	U.S. Dollars	64,185	Hong Kong Dollars	500,000	CITI	44
12/20/17	U.S. Dollars	3,443	Taiwan Dollars	103,000	CITI	40
12/20/17	U.S. Dollars	9,039	Thai Baht	300,000	CITI	35
12/20/17	Hong Kong Dollars	400,000	U.S. Dollars	51,280	CITI	33
12/20/17	U.S. Dollars	89,824	Hong Kong Dollars	700,000	CITI	28
12/20/17	U.S. Dollars	3,079	Peruvian Nuevo Soles	10,000	CITI	27
12/20/17	Turkish Lira	60,000	U.S. Dollars	16,416	CITI	26
12/20/17	U.S. Dollars	3,027	Thai Baht	100,000	CITI	26
12/20/17	U.S. Dollars	3,076	Peruvian Nuevo Soles	10,000	CITI	25
12/20/17	U.S. Dollars	34,181	Russian Rubles	2,000,000	CITI	25
12/20/17	Hong Kong Dollars	400,000	U.S. Dollars	51,289	CITI	24
12/20/17	U.S. Dollars	3,024	Thai Baht	100,000	CITI	23
12/20/17	Hong Kong Dollars	200,000	U.S. Dollars	25,636	CITI	20
12/20/17	Thai Baht	400,000	U.S. Dollars	11,987	CITI	18
12/20/17	U.S. Dollars	3,069	Peruvian Nuevo Soles	10,000	CITI	17
12/20/17	U.S. Dollars	613	Mexican Pesos	11,000	CITI	17
12/20/17	U.S. Dollars	3,064	Peruvian Nuevo Soles	10,000	CITI	13
12/20/17	Thai Baht	100,000	U.S. Dollars	2,989	CITI	12
12/20/17	U.S. Dollars	3,063	Peruvian Nuevo Soles	10,000	CITI	11
12/20/17	Hong Kong Dollars	600,000	U.S. Dollars	76,959	CITI	10
12/20/17	U.S. Dollars	464	Indian Rupees	30,000	CITI	9
12/20/17	U.S. Dollars	3,130	Brazilian Reals	10,000	CITI	7
12/20/17	U.S. Dollars	51,317	Hong Kong Dollars	400,000	CITI	4
12/20/17	U.S. Dollars	25,660	Hong Kong Dollars	200,000	CITI	4
12/20/17	Hong Kong Dollars	400,000	U.S. Dollars	51,310	CITI	3
12/20/17	U.S. Dollars	12,007	Thai Baht	400,000	CITI	2

Subtotal Appreciation						$776,095

12/20/17	Hong Kong Dollars	700,000	U.S. Dollars	89,797	CITI	$—
12/20/17	U.S. Dollars	2,564	Hong Kong Dollars	20,000	CITI	(1)
12/20/17	Hong Kong Dollars	189,000	U.S. Dollars	24,248	CITI	(3)
12/20/17	U.S. Dollars	201,800	Thai Baht	6,724,000	CITI	(4)
12/20/17	Thai Baht	100,000	U.S. Dollars	3,005	CITI	(4)
12/20/17	U.S. Dollars	3,044	Peruvian Nuevo Soles	10,000	CITI	(7)
12/20/17	U.S. Dollars	91,069	Hong Kong Dollars	710,000	CITI	(10)
12/20/17	Turkish Lira	2,000	U.S. Dollars	561	CITI	(12)
12/20/17	U.S. Dollars	12,815	Hong Kong Dollars	100,000	CITI	(13)
12/20/17	Hong Kong Dollars	200,000	U.S. Dollars	25,669	CITI	(13)
12/20/17	Chilean Pesos	1,235,000	U.S. Dollars	1,940	CITI	(14)
12/20/17	Hong Kong Dollars	159,000	U.S. Dollars	20,411	CITI	(15)
12/20/17	Peruvian Nuevo Soles	10,000	U.S. Dollars	3,066	CITI	(15)
12/20/17	U.S. Dollars	565	Russian Rubles	34,000	CITI	(15)
12/20/17	U.S. Dollars	22,943	Hong Kong Dollars	179,000	CITI	(19)
12/20/17	Thai Baht	100,000	U.S. Dollars	3,023	CITI	(22)
12/20/17	U.S. Dollars	74,528	Thai Baht	2,484,000	CITI	(23)
12/20/17	Thai Baht	100,000	U.S. Dollars	3,026	CITI	(25)
12/20/17	Hong Kong Dollars	100,000	U.S. Dollars	12,853	CITI	(25)
12/20/17	Peruvian Nuevo Soles	10,000	U.S. Dollars	3,077	CITI	(26)

See Notes to Schedules of Investments.	179

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	Peruvian Nuevo Soles	20,000	U.S. Dollars	6,131	CITI	$(28)
12/20/17	Peruvian Nuevo Soles	20,000	U.S. Dollars	6,135	CITI	(32)
12/20/17	U.S. Dollars	153,905	Hong Kong Dollars	1,200,000	CITI	(32)
12/20/17	U.S. Dollars	52,840	Taiwan Dollars	1,600,000	CITI	(32)
12/20/17	Chinese Offshore Yuan	103,000	U.S. Dollars	15,453	CITI	(33)
12/20/17	Peruvian Nuevo Soles	10,000	U.S. Dollars	3,085	CITI	(34)
12/20/17	Hong Kong Dollars	500,000	U.S. Dollars	64,176	CITI	(36)
12/20/17	U.S. Dollars	43,660	South Korean Won	50,000,000	CITI	(40)
12/20/17	U.S. Dollars	53,961	Hong Kong Dollars	421,000	CITI	(45)
12/20/17	U.S. Dollars	96,091	South Korean Won	110,000,000	CITI	(50)
12/20/17	Thai Baht	400,000	U.S. Dollars	12,056	CITI	(51)
12/20/17	Hong Kong Dollars	400,000	U.S. Dollars	51,364	CITI	(51)
12/20/17	Thai Baht	200,000	U.S. Dollars	6,059	CITI	(56)
12/20/17	U.S. Dollars	49,508	Taiwan Dollars	1,500,000	CITI	(59)
12/20/17	Hong Kong Dollars	1,300,000	U.S. Dollars	166,829	CITI	(64)
12/20/17	U.S. Dollars	16,804	Colombian Pesos	50,000,000	CITI	(67)
12/20/17	U.S. Dollars	64,071	Hong Kong Dollars	500,000	CITI	(69)
12/20/17	U.S. Dollars	120,327	Hong Kong Dollars	939,000	CITI	(129)
12/20/17	U.S. Dollars	878,736	Indian Rupees	58,000,000	CITI	(174)
12/20/17	Turkish Lira	50,000	U.S. Dollars	13,927	CITI	(225)
12/20/17	Thai Baht	900,000	U.S. Dollars	27,237	CITI	(226)
12/20/17	Thai Baht	900,000	U.S. Dollars	27,262	CITI	(250)
12/20/17	Chilean Pesos	10,000,000	U.S. Dollars	15,864	CITI	(270)
12/20/17	Polish Zloty	101,000	U.S. Dollars	27,965	CITI	(279)
12/20/17	U.S. Dollars	345,178	Hong Kong Dollars	2,693,000	CITI	(282)
12/20/17	Turkish Lira	30,000	U.S. Dollars	8,528	CITI	(306)
12/20/17	Chilean Pesos	130,000,000	U.S. Dollars	203,036	CITI	(307)
12/20/17	Turkish Lira	50,000	U.S. Dollars	14,056	CITI	(355)
12/20/17	Brazilian Reals	80,000	U.S. Dollars	25,345	CITI	(364)
12/20/17	U.S. Dollars	33,776	Russian Rubles	2,000,000	CITI	(380)
12/20/17	Turkish Lira	90,000	U.S. Dollars	25,095	CITI	(432)
12/20/17	Peruvian Nuevo Soles	399,874	U.S. Dollars	122,578	CITI	(557)
12/20/17	U.S. Dollars	142,251	Chinese Offshore Yuan	954,000	CITI	(571)
12/20/17	U.S. Dollars	151,204	Israeli Shekels	534,893	CITI	(572)
12/20/17	U.S. Dollars	117,255	Turkish Lira	430,000	CITI	(580)
12/20/17	Chinese Offshore Yuan	493,000	U.S. Dollars	74,440	CITI	(634)
12/20/17	Chilean Pesos	80,000,000	U.S. Dollars	125,392	CITI	(636)
12/20/17	Philippine Pesos	19,000,000	U.S. Dollars	371,876	CITI	(666)
12/20/17	U.S. Dollars	186,731	Chinese Offshore Yuan	1,252,000	CITI	(703)
12/20/17	Thai Baht	4,300,000	U.S. Dollars	129,762	CITI	(709)
12/20/17	Turkish Lira	350,000	U.S. Dollars	96,743	CITI	(830)
12/20/17	U.S. Dollars	78,512	Israeli Shekels	280,000	CITI	(938)
12/20/17	Brazilian Reals	1,750,000	U.S. Dollars	547,460	CITI	(988)
12/20/17	U.S. Dollars	121,975	Israeli Shekels	433,861	CITI	(1,133)
12/20/17	Polish Zloty	500,000	U.S. Dollars	138,223	CITI	(1,165)
12/20/17	Chilean Pesos	230,000,000	U.S. Dollars	359,882	CITI	(1,208)
12/20/17	Indian Rupees	4,283,000	U.S. Dollars	66,296	CITI	(1,393)
12/20/17	South African Rand	600,000	U.S. Dollars	45,273	CITI	(1,537)
12/20/17	Philippine Pesos	14,000,000	U.S. Dollars	275,131	CITI	(1,608)
12/20/17	U.S. Dollars	2,030,995	Hong Kong Dollars	15,845,000	CITI	(1,615)
12/20/17	U.S. Dollars	435,029	Colombian Pesos	1,295,000,000	CITI	(1,919)
12/20/17	U.S. Dollars	271,189	Israeli Shekels	962,807	CITI	(2,008)
12/20/17	U.S. Dollars	636,177	Singapore Dollars	864,956	CITI	(2,071)
12/20/17	U.S. Dollars	135,269	Israeli Shekels	484,696	CITI	(2,264)

180	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	U.S. Dollars	669,237	Singapore Dollars	910,306	CITI	$(2,475)
12/20/17	Turkish Lira	320,000	U.S. Dollars	90,178	CITI	(2,487)
12/20/17	U.S. Dollars	276,722	Philippine Pesos	14,296,890	CITI	(2,602)
12/20/17	U.S. Dollars	155,651	Israeli Shekels	560,000	CITI	(3,249)
12/20/17	U.S. Dollars	360,990	Israeli Shekels	1,283,743	CITI	(3,273)
12/20/17	Chilean Pesos	330,000,000	U.S. Dollars	517,913	CITI	(3,294)
12/20/17	U.S. Dollars	814,939	Indian Rupees	54,000,000	CITI	(3,356)
12/20/17	U.S. Dollars	560,767	Philippine Pesos	28,876,790	CITI	(3,410)
12/20/17	Czech Republic Koruna	23,270,346	U.S. Dollars	1,068,062	CITI	(3,499)
12/20/17	Chinese Offshore Yuan	1,542,000	U.S. Dollars	234,368	CITI	(3,518)
12/20/17	U.S. Dollars	308,939	Philippine Pesos	16,000,000	CITI	(3,659)
12/20/17	U.S. Dollars	433,254	Colombian Pesos	1,295,000,000	CITI	(3,695)
12/20/17	Chilean Pesos	80,000,000	U.S. Dollars	128,518	CITI	(3,762)
12/20/17	Taiwan Dollars	19,433,354	U.S. Dollars	646,058	CITI	(3,882)
12/20/17	Taiwan Dollars	24,989,025	U.S. Dollars	829,735	CITI	(3,971)
12/20/17	Polish Zloty	852,095	U.S. Dollars	237,562	CITI	(3,989)
12/20/17	Turkish Lira	540,000	U.S. Dollars	152,090	CITI	(4,110)
12/20/17	Polish Zloty	2,177,099	U.S. Dollars	601,000	CITI	(4,223)
12/20/17	Taiwan Dollars	12,165,780	U.S. Dollars	406,544	CITI	(4,525)
12/20/17	Taiwan Dollars	12,496,682	U.S. Dollars	417,664	CITI	(4,711)
12/20/17	Turkish Lira	680,000	U.S. Dollars	191,237	CITI	(4,892)
12/20/17	U.S. Dollars	417,703	Philippine Pesos	21,632,945	CITI	(4,948)
12/20/17	Turkish Lira	570,000	U.S. Dollars	161,295	CITI	(5,095)
12/20/17	Taiwan Dollars	24,905,596	U.S. Dollars	828,147	CITI	(5,141)
12/20/17	Brazilian Reals	1,410,000	U.S. Dollars	445,514	CITI	(5,214)
12/20/17	Czech Republic Koruna	15,625,066	U.S. Dollars	720,052	CITI	(5,242)
12/20/17	U.S. Dollars	1,326,036	Chinese Offshore Yuan	8,893,892	CITI	(5,450)
12/20/17	Mexican Pesos	7,600,000	U.S. Dollars	417,494	CITI	(5,584)
12/20/17	U.S. Dollars	561,178	Philippine Pesos	29,010,226	CITI	(5,605)
12/20/17	Turkish Lira	540,000	U.S. Dollars	153,843	CITI	(5,863)
12/20/17	U.S. Dollars	557,759	Philippine Pesos	28,855,761	CITI	(6,007)
12/20/17	U.S. Dollars	781,783	Indian Rupees	52,000,000	CITI	(6,205)
12/20/17	Turkish Lira	910,000	U.S. Dollars	255,605	CITI	(6,232)
12/20/17	Polish Zloty	1,035,987	U.S. Dollars	290,303	CITI	(6,323)
12/20/17	Chilean Pesos	240,000,000	U.S. Dollars	381,135	CITI	(6,866)
12/20/17	U.S. Dollars	212,466	Russian Rubles	12,847,000	CITI	(6,936)
12/20/17	Taiwan Dollars	24,860,586	U.S. Dollars	828,551	CITI	(7,032)
12/20/17	Czech Republic Koruna	13,020,889	U.S. Dollars	602,737	CITI	(7,063)
12/20/17	Turkish Lira	1,163,621	U.S. Dollars	325,945	CITI	(7,071)
12/20/17	U.S. Dollars	839,894	Philippine Pesos	43,364,888	CITI	(7,343)
12/20/17	Chilean Pesos	450,000,000	U.S. Dollars	709,369	CITI	(7,615)
12/20/17	U.S. Dollars	3,021,181	Brazilian Reals	9,699,537	CITI	(7,686)
12/20/17	Czech Republic Koruna	28,633,194	U.S. Dollars	1,317,779	CITI	(7,879)
12/20/17	Taiwan Dollars	24,927,977	U.S. Dollars	831,656	CITI	(7,911)
12/20/17	Brazilian Reals	3,030,000	U.S. Dollars	954,299	CITI	(8,124)
12/20/17	U.S. Dollars	736,328	Philippine Pesos	38,118,607	CITI	(8,410)
12/20/17	Turkish Lira	2,262,891	U.S. Dollars	628,583	CITI	(8,469)
12/20/17	Mexican Pesos	10,530,694	U.S. Dollars	579,296	CITI	(8,546)
12/20/17	Indian Rupees	31,326,054	U.S. Dollars	483,485	CITI	(8,781)
12/20/17	Chilean Pesos	340,000,000	U.S. Dollars	539,118	CITI	(8,904)
12/20/17	Czech Republic Koruna	27,604,284	U.S. Dollars	1,271,810	CITI	(8,980)
12/20/17	Turkish Lira	1,120,000	U.S. Dollars	316,176	CITI	(9,255)
12/20/17	U.S. Dollars	692,488	Philippine Pesos	35,918,062	CITI	(9,257)
12/20/17	Indian Rupees	32,699,400	U.S. Dollars	504,844	CITI	(9,330)

See Notes to Schedules of Investments.	181

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
12/20/17	Turkish Lira	2,205,085	U.S. Dollars	613,617	CITI	$(9,343)
12/20/17	Czech Republic Koruna	12,687,554	U.S. Dollars	590,025	CITI	(9,600)
12/20/17	Hungarian Forint	131,052,248	U.S. Dollars	508,646	CITI	(9,640)
12/20/17	Indian Rupees	39,654,773	U.S. Dollars	611,086	CITI	(10,173)
12/20/17	U.S. Dollars	610,879	Israeli Shekels	2,190,000	CITI	(10,535)
12/20/17	Chinese Offshore Yuan	6,155,000	U.S. Dollars	932,014	CITI	(10,562)
12/20/17	Chilean Pesos	200,000,000	U.S. Dollars	323,199	CITI	(11,308)
12/20/17	Brazilian Reals	3,640,000	U.S. Dollars	1,148,000	CITI	(11,340)
12/20/17	Mexican Pesos	12,577,492	U.S. Dollars	693,078	CITI	(11,394)
12/20/17	Indian Rupees	39,721,379	U.S. Dollars	614,124	CITI	(12,201)
12/20/17	Indian Rupees	39,739,054	U.S. Dollars	614,468	CITI	(12,278)
12/20/17	Turkish Lira	1,675,445	U.S. Dollars	471,772	CITI	(12,639)
12/20/17	Mexican Pesos	16,764,244	U.S. Dollars	921,503	CITI	(12,903)
12/20/17	Hungarian Forint	152,997,138	U.S. Dollars	596,232	CITI	(13,666)
12/20/17	Hungarian Forint	87,679,985	U.S. Dollars	347,648	CITI	(13,790)
12/20/17	Polish Zloty	1,893,545	U.S. Dollars	533,805	CITI	(14,755)
12/20/17	Mexican Pesos	10,358,324	U.S. Dollars	576,875	CITI	(15,467)
12/20/17	Indian Rupees	47,615,359	U.S. Dollars	737,140	CITI	(15,595)
12/20/17	Indian Rupees	46,979,841	U.S. Dollars	727,571	CITI	(15,657)
12/20/17	U.S. Dollars	1,083,765	Israeli Shekels	3,880,000	CITI	(17,188)
12/20/17	Hungarian Forint	182,021,898	U.S. Dollars	710,381	CITI	(17,298)
12/20/17	Polish Zloty	1,893,546	U.S. Dollars	536,778	CITI	(17,727)
12/20/17	Mexican Pesos	20,927,636	U.S. Dollars	1,154,282	CITI	(20,031)
12/20/17	Polish Zloty	2,840,319	U.S. Dollars	798,647	CITI	(20,072)
12/20/17	Chilean Pesos	440,000,000	U.S. Dollars	706,816	CITI	(20,656)
12/20/17	Polish Zloty	3,219,027	U.S. Dollars	903,462	CITI	(21,076)
12/20/17	Hungarian Forint	203,996,184	U.S. Dollars	798,196	CITI	(21,442)
12/20/17	Indian Rupees	68,560,140	U.S. Dollars	1,060,701	CITI	(21,767)
12/20/17	Hungarian Forint	202,141,518	U.S. Dollars	791,485	CITI	(21,792)
12/20/17	Polish Zloty	3,408,382	U.S. Dollars	956,454	CITI	(22,163)
12/20/17	South African Rand	7,300,000	U.S. Dollars	556,164	CITI	(24,045)
12/20/17	Hungarian Forint	266,773,072	U.S. Dollars	1,040,042	CITI	(24,253)
12/20/17	Mexican Pesos	18,732,299	U.S. Dollars	1,041,141	CITI	(25,874)
12/20/17	Mexican Pesos	18,485,299	U.S. Dollars	1,031,012	CITI	(29,132)
12/20/17	Turkish Lira	3,374,378	U.S. Dollars	955,148	CITI	(30,446)
12/20/17	Mexican Pesos	29,381,767	U.S. Dollars	1,623,787	CITI	(31,333)
12/20/17	Mexican Pesos	29,640,961	U.S. Dollars	1,640,226	CITI	(33,724)
12/20/17	Turkish Lira	4,572,823	U.S. Dollars	1,288,830	CITI	(35,711)
12/20/17	Hungarian Forint	322,993,957	U.S. Dollars	1,270,587	CITI	(40,725)
12/20/17	Mexican Pesos	29,386,382	U.S. Dollars	1,634,520	CITI	(41,816)
12/20/17	Mexican Pesos	44,229,902	U.S. Dollars	2,444,241	CITI	(47,037)
12/20/17	Turkish Lira	6,748,757	U.S. Dollars	1,903,110	CITI	(53,705)

Subtotal Depreciation						$(1,214,137)

Total Forward Foreign Currency Contracts outstanding at September 30, 2017						$(438,042)

182	See Notes to Schedules of Investments.

Swap agreements outstanding at September 30, 2017:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
MSCI Brazil, Floating financing rate: Brazil Cetip DI Interbank Deposit Rate - 0.007 (Monthly)	12/20/17	GSC	BRL	5,901,619	$39,906	$—	$39,906
MSCI Turkey Index, Floating financing rate: 1-Month TRLIBOR - 0.006 (Monthly)	12/20/17	GSC	TRY	974,784	13,800	—	13,800
MSCI South Africa, Floating financing rate: 1-Month SAFE South Africa Johannesburg Interbank Agreed Rate - 0.0065 (Monthly)	12/20/17	GSC	ZAR	21,500,573	12,140	—	12,140
MSCI Mexico Index, Floating financing rate: 28-Day Mexico Interbank TIIE - 0.0015 (Monthly)	12/20/17	GSC	MXN	3,950,544	(644)	—	(644)
MSCI Mexico Index, Floating financing rate: 28-Day Mexico Interbank TIIE - 0.0015 (Monthly)	12/22/17	GSC	MXN	313,750	93	—	93
MSCI Singapore Index, Floating financing rate: 1-Month SGD SIBOR + 0.0005 (Monthly)	12/26/17	GSC	SGD	268,619	1,660	—	1,660
MSCI China Index, Floating financing rate: 1-Month HIBOR + 0.005 (Monthly)	12/27/17	GSC	HKD	2,310,102,963	(19,290)	—	(19,290)

Total Swap agreements outstanding at September 30, 2017					$47,665	$—	$47,665

See Notes to Schedules of Investments.	183

EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Common Stocks:
Argentina	$1,254,354	$1,254,354	$—	$—
Brazil	13,672,409	13,672,409	—	—
Canada	813,590	813,590	—	—
Chile	3,307,212	3,307,212	—	—
China	63,191,362	63,191,362	—	—
Colombia	847,289	847,289	—	—
Czech Republic	174,900	174,900	—	—
Egypt	1,179,829	1,179,829	—	—
Hong Kong	27,673,573	27,673,573	—	—
Hungary	2,402,163	2,402,163	—	—
India	32,110,308	28,588,600	—	3,521,708
Indonesia	8,931,297	8,931,297	—	—
Isle of Man	214,303	214,303	—	—
Kenya	1,082,801	1,082,801	—	—
Malaysia	6,629,809	6,629,809	—	—
Mexico	17,028,418	17,028,418	—	—
Morocco & Antilles	1,214,631	1,214,631	—	—
Nigeria	5,072,164	5,072,164	—	—
Peru	4,384,763	4,384,763	—	—
Philippines	4,574,428	4,574,428	—	—
Poland	6,021,084	6,021,084	—	—
Portugal	3,293,773	3,293,773	—	—
Russia	18,145,947	18,145,947	—	—
South Africa	27,367,874	27,367,874	—	—
South Korea	57,260,692	57,260,692	—	—
Switzerland	2,949,787	2,949,787	—	—
Taiwan	36,068,463	36,068,463	—	—
Thailand	16,127,432	5,718,730	10,408,702	—
Turkey	14,386,322	14,386,322	—	—
United Arab Emirates	361,828	361,828	—	—
United Kingdom	13,193,371	13,193,371	—	—
United States	7,246,930	7,246,930	—	—
Foreign Preferred Stocks:
Brazil	13,084,391	13,084,391	—	—
Chile	840,686	840,686	—	—
Colombia	495,631	495,631	—	—
South Korea	5,670,157	5,670,157	—	—
Money Market Funds	36,157,103	36,157,103	—	—
U.S. Treasury Obligation	1,297,489	—	1,297,489	—

Total Assets — Investments in Securities	$455,728,563	$440,500,664	$11,706,191	$3,521,708

184	See Notes to Schedules of Investments.

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Other Financial Instruments***
Futures Contracts	$299,100	$299,100	$—	$—
Forward Foreign Currency Contracts	776,095	—	776,095	—
Swap Agreements	67,599	—	67,599	—

Total Assets — Other Financial Instruments	$1,142,794	$299,100	$843,694	$—

Liabilities:
Other Financial Instruments***
Futures Contracts	$(413,840)	$(413,840)	$—	$—
Forward Foreign Currency Contracts	(1,214,137)	—	(1,214,137)	—
Swap Agreements	(19,934)	—	(19,934)	—

Total Liabilities — Other Financial Instruments	$(1,647,911)	$(413,840)	$(1,234,071)	$—

***	Other financial instruments are derivative instruments, such as futures contracts, forwards contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forward Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

The Fund had securities that transferred from Level 2 to Level 1 of the fair value hierarchy as a result of foreign equities that were fair valued at December 31, 2016 that are now being valued based on quoted prices. The value of the securities that were transferred to Level 1 as of September 30, 2017 is $38,219,667.

There were no transfers between Level 2 and Level 3 during the period ended September 30, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2017.

See Notes to Schedules of Investments.	185

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

		Par	Value
U.S. TREASURY OBLIGATIONS — 92.1%
U.S. Treasury Inflationary Index Bonds
1.38%, 01/15/20		$625,000	$733,111
0.13%, 04/15/20		15,769,000	16,569,400
1.25%, 07/15/20		5,665,000	6,628,031
1.13%, 01/15/21		10,590,000	12,325,228
0.13%, 04/15/21		4,530,000	4,695,258
0.63%, 07/15/21		11,160,000	12,461,534
0.13%, 01/15/22		5,884,200	6,387,777
0.13%, 04/15/22		15,625,000	15,734,905
0.13%, 07/15/22		6,675,000	7,143,809
0.13%, 01/15/23		11,459,000	12,129,341
0.38%, 07/15/23		12,333,700	13,151,320
0.63%, 01/15/24‡‡		12,626,000	13,534,531
0.13%, 07/15/24		9,340,800	9,539,102
0.25%, 01/15/25		9,320,000	9,543,145
2.38%, 01/15/25‡‡		3,870,200	5,745,350
0.38%, 07/15/25		7,458,700	7,705,521
0.63%, 01/15/26		6,375,000	6,660,858
2.00%, 01/15/26		3,735,000	5,184,433
0.13%, 07/15/26		10,005,000	9,943,098
0.38%, 01/15/27		1,180,000	1,182,272
2.38%, 01/15/27		2,730,000	3,876,810
0.38%, 07/15/27		3,530,000	3,501,043
1.75%, 01/15/28		5,445,000	7,128,670
3.63%, 04/15/28		2,910,000	5,772,092
2.50%, 01/15/29		3,825,000	5,269,814
3.88%, 04/15/29‡‡		3,735,000	7,574,241
3.38%, 04/15/32		782,100	1,488,743
2.13%, 02/15/40		2,642,600	3,771,325
2.13%, 02/15/41		2,158,900	3,057,892
0.75%, 02/15/42		8,584,400	9,000,114
0.63%, 02/15/43		1,752,000	1,746,230
1.38%, 02/15/44		6,663,700	7,734,346
0.75%, 02/15/45		6,725,000	6,677,695
1.00%, 02/15/46		2,930,000	3,075,458
0.88%, 02/15/47		365,000	365,280

Total U.S. Treasury Obligations (Cost $245,549,145)			247,037,777

FOREIGN GOVERNMENT INFLATION-LINKED BONDS — 5.7%
Canada — 0.3%
Canadian Government Real Return Bond 4.25%, 12/01/26(C)		505,000	805,815

Italy — 2.1%
Italy Buoni Poliennali Del Tesoro
1.65%, 04/23/20(E)		3,262,000	4,067,132
1.25%, 10/27/20(E)		803,000	1,000,953
2.70%, 03/01/47(E)		635,000	671,765

			5,739,850

Japan — 2.2%
Japanese Government Inflation-Linked Bond
0.10%, 09/10/24(J)		432,000,000	3,987,128
0.10%, 03/10/26(J)		202,000,000	1,872,524

			5,859,652

New Zealand — 1.1%
New Zealand Government Bond
3.00%, 09/20/30(Z)		1,909,000	1,615,188
2.50%, 09/20/35(Z)		1,495,000	1,165,961
2.50%, 09/20/40(Z)		299,000	223,879

			3,005,028

Total Foreign Government Inflation-Linked Bonds (Cost $14,923,577)			15,410,345

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.0%
Call Options — 0.0%
10-Year U.S. Treasury Note, Strike Price 127.50%, Expires 10/27/17 (UBS)	81	$10,150,313	5,063
10-Year U.S. Treasury Note, Strike Price 128.50%, Expires 10/27/17 (UBS)	81	10,150,313	2,531

			7,594

Put Option — 0.0%
Euro vs. U.S. Dollar, Strike Price $1.13, Expires 10/18/17 (CITI)[Cost]	1	4,705,000	657

Total Purchased Options (Cost $108,273)			8,251

		Shares
MONEY MARKET FUNDS — 1.9%
GuideStone Money Market Fund (Investor Class)¥ (Cost $5,071,762)		5,071,762	5,071,762

TOTAL INVESTMENTS — 99.7% (Cost $265,652,757)			267,528,135

186	See Notes to Schedules of Investments.

	Number of Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.0)%
Call Options — (0.0)%
10-Year U.S. Treasury Note, Strike Price 129.00%, Expires 10/27/17 (UBS)	(81)	$(10,150,313)	$(2,531)
10-Year U.S. Treasury Note, Strike Price 129.50%, Expires 10/27/17 (UBS)	(81)	(10,150,313)	(2,531)
Euro vs. U.S. Dollar, Strike Price 1.19%, Expires 10/18/17 (CITI)	1	(4,705,000)	(20,653)

			(25,715)

Put Option — (0.0)%
10-Year U.S. Treasury Note, Strike Price $125.00, Expires 10/27/17 (UBS)[Cost]	(162)	(20,300,625)	(103,782)

Total Written Options (Premiums received $(100,671))			(129,497)

Other Assets in Excess of Liabilities — 0.3%			724,865

NET ASSETS — 100.0%			$268,123,503

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
10-Year Australian Treasury Bond	12/2017	(13)	$(1,295,472)	UBS	$7,770
10-Year Canadian Bond	12/2017	(7)	(759,046)	UBS	15,406
10-Year Japanese Bond	12/2017	(5)	(6,680,738)	UBS	31,760
10-Year U.S. Treasury Note	12/2017	11	1,378,438	UBS	(15,469)
10-Year U.S. Ultra Note	12/2017	1	134,328	UBS	(927)
2-Year U.S. Treasury Note	12/2017	(81)	(17,471,953)	UBS	29,082
5-Year U.S. Treasury Note	12/2017	127	14,922,500	UBS	(51,062)
Euro-BTP	12/2017	(9)	(1,435,583)	UBS	10,865
Euro-Bund	12/2017	(52)	(9,895,481)	UBS	83,796
Euro-Buxl®	12/2017	25	4,823,925	UBS	(88,153)
Long U.S. Treasury Bond	12/2017	(6)	(916,875)	UBS	13,018
Short-Term Euro-BTP Futures	12/2017	(41)	(5,465,082)	UBS	(5,422)
Ultra Long U.S. Treasury Bond	12/2017	(48)	(7,926,000)	UBS	123,593
90-Day Euro	09/2018	(110)	(27,010,500)	UBS	71,665
90-Day Euro	03/2019	(210)	(51,497,250)	UBS	111,203

Total Futures Contracts outstanding at September 30, 2017			$(109,094,789)		$337,125

See Notes to Schedules of Investments.	187

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Forward Foreign Currency Contracts outstanding at September 30, 2017:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/04/17	U.S. Dollars	2,901,715	Japanese Yen	319,384,500	DEUT	$62,798
10/04/17	U.S. Dollars	2,894,947	Japanese Yen	319,384,500	BOA	56,031
10/04/17	U.S. Dollars	2,557,490	Euro	2,142,526	DEUT	24,682
11/06/17	U.S. Dollars	5,658,566	Japanese Yen	634,652,000	CITI	8,281
10/04/17	U.S. Dollars	2,539,734	Euro	2,142,527	RBS	6,925
10/04/17	U.S. Dollars	691,084	Euro	579,000	MSCS	6,613
11/06/17	U.S. Dollars	5,731,676	Euro	4,837,000	DEUT	3,215
10/04/17	U.S. Dollars	2,427,459	New Zealand Dollar	3,360,000	WEST	733
11/06/17	U.S. Dollars	2,425,550	New Zealand Dollar	3,360,000	ANZ	479
11/06/17	U.S. Dollars	753,803	Canadian Dollar	940,000	WEST	254

Subtotal Appreciation						$170,011

11/06/17	U.S. Dollars	11,825	Euro	10,000	ANZ	$(17)
11/06/17	U.S. Dollars	475,492	New Zealand Dollar	661,000	BOA	(1,583)
10/04/17	U.S. Dollars	773,220	Canadian Dollar	975,000	WEST	(8,209)

Subtotal Depreciation						$(9,809)

Total Forward Foreign Currency Contracts outstanding at September 30, 2017						$160,202

Swap agreements outstanding at September 30, 2017:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
3-Month CDOR (Pay Semiannually; Receive Quarterly)	1.41%	06/30/19	CME	CAD	14,080,000	$(83,762)	$—	$(83,762)
3-Month CDOR (Pay Semiannually; Receive Quarterly)	(1.45)%	07/05/19	CME	CAD	14,055,000	(79,609)	—	(79,609)
3-Month CDOR (Pay Quarterly; Receive Semiannually)	1.88%	09/08/19	CME	CAD	16,500,000	(6,202)	—	(6,202)
3-Month LIBOR (Pay Semiannually; Receive Quarterly)	(1.86)%	11/30/21	CME	USD	12,935,000	47,330	—	47,330

Total Swap agreements outstanding at September 30, 2017						$(122,243)	$—	$(122,243)

188	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Government Inflation-Linked Bonds	$15,410,345	$—	$15,410,345	$—
Money Market Fund	5,071,762	5,071,762	—	—
Purchased Options	8,251	7,594	657	—
U.S. Treasury Obligations	247,037,777	—	247,037,777	—

Total Assets — Investments in Securities	$267,528,135	$5,079,356	$262,448,779	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$170,011	$—	$170,011	$—
Futures Contracts	498,158	498,158	—	—
Swap Agreements	47,330	—	47,330	—

Total Assets — Other Financial Instruments	$715,499	$498,158	$217,341	$—

Liabilities:
Investments in Securities:
Written Options	$(129,497)	$(108,844)	$(20,653)	$—

Total Liabilities — Investments in Securities	$(129,497)	$(108,844)	$(20,653)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(9,809)	$—	$(9,809)	$—
Futures Contracts	(161,033)	(161,033)	—	—
Swap Agreements	(169,573)	—	(169,573)	—

Total Liabilities — Other Financial Instruments	$(340,415)	$(161,033)	$(179,382)	$—

***	Other financial instruments are derivative instruments such as futures contracts, forwards contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Futures Contracts outstanding”, “Forward Foreign Currency Contracts outstanding” and “Swap agreements outstanding” disclosures.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	189

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS — 51.0%
Consumer Discretionary — 0.6%
Extended Stay America, Inc.	69,143	$1,382,860

Real Estate — 50.4%
Agree Realty Corporation REIT	22,635	1,110,926
Alexandria Real Estate Equities, Inc. REITΔ	29,827	3,548,518
American Homes 4 Rent Class A REIT	77,680	1,686,433
Apartment Investment & Management Co. Class A REIT	40,120	1,759,663
AvalonBay Communities, Inc. REIT	14,810	2,642,400
Boston Properties, Inc. REIT	22,336	2,744,648
Brandywine Realty Trust REIT	45,384	793,766
Camden Property Trust REIT	39,583	3,619,865
CareTrust REIT, Inc.Δ	60,105	1,144,399
Colony NorthStar, Inc. Class A REIT	9,887	124,181
CoreSite Realty Corporation REITΔ	17,483	1,956,348
Crown Castle International Corporation REIT	16,161	1,615,777
CyrusOne, Inc. REITΔ	9,677	570,266
DCT Industrial Trust, Inc. REIT	24,430	1,414,986
DDR Corporation REITΔ	112,720	1,032,515
DiamondRock Hospitality Co. REIT	76,490	837,566
Digital Realty Trust, Inc. REITΔ	8,590	1,016,455
Douglas Emmett, Inc. REIT	34,795	1,371,619
Duke Realty Corporation REIT	106,381	3,065,900
EastGroup Properties, Inc. REITΔ	23,369	2,059,276
Empire State Realty Trust, Inc. Class A REIT	49,574	1,018,250
EPR Properties REIT	19,210	1,339,705
Equity LifeStyle Properties, Inc. REITΔ	26,467	2,251,812
Equity Residential REIT	39,457	2,601,400
Essex Property Trust, Inc. REIT	11,400	2,895,942
Extra Space Storage, Inc. REIT	52,137	4,166,789
Federal Realty Investment Trust REIT	13,370	1,660,688
Four Corners Property Trust, Inc. REIT	107,135	2,669,804
GGP, Inc. REIT	181,159	3,762,672
HCP, Inc. REIT	49,680	1,382,594
Healthcare Realty Trust, Inc. REITΔ	41,381	1,338,262
Host Hotels & Resorts, Inc. REIT	102,627	1,897,573
Hudson Pacific Properties, Inc. REIT	96,260	3,227,598
Invitation Homes, Inc. REITΔ	66,244	1,500,427
JBG SMITH Properties REIT*	46,785	1,600,515
Kilroy Realty Corporation REIT	17,850	1,269,492
Life Storage, Inc. REITΔ	15,590	1,275,418
Macerich Co. (The) REIT	39,968	2,197,041
Mid-America Apartment Communities, Inc. REITΔ	17,502	1,870,614
National Retail Properties, Inc. REITΔ	36,960	1,539,754
New York REIT, Inc.	98,363	772,150
Pebblebrook Hotel Trust REITΔ	38,208	1,380,837
Pennsylvania Real Estate Investment TrustΔ	44,445	466,228
Physicians Realty Trust REIT	80,590	1,428,861
Piedmont Office Realty Trust, Inc. Class A REIT	14,003	282,300
Prologis, Inc. REIT	60,925	3,866,300
Public Storage REIT	8,338	1,784,249
Retail Properties of America, Inc. Class A REIT	238,857	3,136,192
Rexford Industrial Realty, Inc. REIT	77,041	2,204,913
Sabra Health Care REIT, Inc.	33,920	744,205
Simon Property Group, Inc. REIT	31,149	5,015,300
STORE Capital Corporation REITΔ	60,267	1,498,840
Summit Hotel Properties, Inc. REIT	66,176	1,058,154
Sunstone Hotel Investors, Inc. REIT	107,956	1,734,853
Urban Edge Properties REIT	62,586	1,509,574
Ventas, Inc. REIT	44,705	2,911,637
VEREIT, Inc.	261,592	2,168,598
Vornado Realty Trust REIT	21,620	1,662,146
Weingarten Realty Investors REIT	48,456	1,537,993
Welltower, Inc. REIT	102,958	7,235,888

		117,981,075

Total Common Stocks (Cost $119,807,894)		119,363,935

FOREIGN COMMON STOCKS — 46.7%
Australia — 5.8%
Arena REIT	57,467	103,677
Goodman Group REIT	415,389	2,684,849
GPT Group (The) REIT	632,952	2,462,578
Ingenia Communities Group REIT	133,352	276,148
Investa Office Fund REIT	117,603	415,115
Mirvac Group REIT	771,640	1,386,078
Scentre Group REIT	987,082	3,042,870
Stockland REIT	71,873	242,422
Vicinity Centres REIT	489,130	1,020,572
Viva Energy REIT	157,264	260,285
Westfield Corporation REIT	262,508	1,614,344

		13,508,938

Austria — 0.8%
BUWOG AG*	63,607	1,906,492

Belgium — 0.2%
Aedifica SA REIT	5,731	540,658
Warehouses De Pauw CVA REIT	118	13,319

		553,977

Canada — 2.8%
Allied Properties Real Estate Investment Trust	17,969	573,741
Canadian Apartment Properties REIT	58,584	1,583,681
Dream Office Real Estate Investment Trust	58,348	983,417
First Capital Realty, Inc.	82,790	1,305,796
Granite Real Estate Investment Trust	38,318	1,537,633
Pure Industrial Real Estate Trust REIT	103,645	528,297

		6,512,565

France — 4.1%
Gecina SA REIT	17,985	2,916,388
ICADE REIT	6,092	543,394

190	See Notes to Schedules of Investments.

	Shares	Value
Klepierre REIT	62,407	$2,449,531
Unibail-Rodamco SE REIT	14,811	3,601,679

		9,510,992

Germany — 3.3%
alstria office REIT-AGΔ	48,517	692,981
DeutscheWohnen SE	60,079	2,550,585
TLG Immobilien AGΔ	21,397	493,390
VIB Vermoegen AG	4,684	119,578
Vonovia SE	91,659	3,899,944

		7,756,478

Hong Kong — 8.0%
CK Asset Holdings, Ltd.	191,807	1,587,424
Hang Lung Properties, Ltd.	838,097	1,989,134
Henderson Land Development Co., Ltd.	256,000	1,695,939
Hopewell Holdings, Ltd.	113,000	439,756
I-CABLE Communications, Ltd.*	55,176	1,801
Link REIT	438,743	3,555,281
New World Development Co., Ltd.	1,037,000	1,489,470
Sino Land Co., Ltd.	796,000	1,398,065
Sun Hung Kai Properties, Ltd.	220,537	3,582,639
Swire Properties, Ltd.	275,299	933,922
Wharf Holdings, Ltd. (The)	217,418	1,937,157

		18,610,588

Ireland — 0.7%
Green REIT PLC	313,166	558,898
Hibernia REIT PLC	548,183	989,870

		1,548,768

Japan — 9.8%
Activia Properties, Inc. REIT	153	634,979
Advance Residence Investment Corporation REIT	124	305,027
Daibiru Corporation	30,200	333,602
Frontier Real Estate Investment Corporation REIT	154	624,759
Global One Real Estate Investment Corporation REIT	392	1,276,765
Hulic Co., Ltd.	30,441	298,391
Hulic REIT, Inc.	356	525,181
Invesco Office J-REIT, Inc.	175	166,719
Japan Hotel REIT Investment Corporation	678	428,401
Japan Logistics Fund, Inc. REIT	529	984,897
Japan Real Estate Investment Corporation REIT	251	1,206,763
Japan Rental Housing Investments, Inc. REIT	556	392,325
Japan Retail Fund Investment Corporation REIT	687	1,232,662
Kenedix Office Investment Corporation REIT	124	682,124
Mitsubishi Estate Co., Ltd.	265,276	4,612,419
Mitsui Fudosan Co., Ltd.	160,449	3,479,187
Mori Hills REIT Investment Corporation	852	1,021,416
Mori Trust Sogo REIT, Inc.	245	366,656
Nippon Building Fund, Inc. REIT	130	648,123
Nippon Prologis REIT, Inc.	247	520,451
NTT Urban Development Corporation	104,300	1,038,134
Premier Investment Corporation REIT	869	824,787
Sekisui House REIT, Inc.	279	322,328
Sumitomo Realty & Development Co., Ltd.	34,858	1,054,801

		22,980,897

Netherlands — 0.8%
InterXion Holding NV*	32,952	1,678,245
NSI NV REIT	4,870	191,843

		1,870,088

Norway — 0.1%
Entra ASA	24,952	341,486

Singapore — 2.3%
APAC Realty, Ltd.*	220,885	126,201
CapitaLand Commercial Trust REIT	277,324	338,362
CapitaLand, Ltd.	272,108	718,159
CDL Hospitality Trusts REIT	546,944	653,212
City Developments, Ltd.	140,600	1,174,388
Frasers Centrepoint Trust REIT	162,120	252,183
Frasers Logistics & Industrial Trust REIT	586,200	462,409
Mapletree Logistics Trust REIT	926,900	847,326
Suntec Real Estate Investment Trust	649,200	892,593

		5,464,833

Spain — 0.9%
Merlin Properties Socimi SA REIT	151,451	2,097,879

Sweden — 1.4%
Castellum ABΔ	65,188	1,022,852
D Carnegie & Co. AB*	27,318	384,033
Fabege AB	37,022	759,085
Hemfosa Fastigheter AB	46,218	587,308
Hufvudstaden AB, A Shares	35,033	597,870

		3,351,148

Switzerland — 0.6%
PSP Swiss Property AG	11,047	1,017,599
Swiss Prime Site AG*	3,274	294,317

		1,311,916

United Kingdom — 5.1%
Assura PLC REIT	477,064	400,820
British Land Co. PLC (The) REIT	208,059	1,678,370
Derwent London PLC REIT	11,978	448,451
Grainger PLC	133,065	478,220
Great Portland Estates PLC REIT	92,711	759,062
Hammerson PLC REIT	56,052	403,339
Intu Properties PLC REIT	132,087	407,977
Land Securities Group PLC REIT	107,764	1,403,601
LondonMetric Property PLC REIT	221,808	493,984
Primary Health Properties PLC REIT	309,339	506,744
PRS REIT PLC (The)*	297,400	409,475
Safestore Holdings PLC REIT	46,798	273,852
Segro PLC REIT	276,398	1,985,201
Shaftesbury PLC REIT	54,447	741,263
St Modwen Properties PLC	38,182	191,251

See Notes to Schedules of Investments.	191

GLOBAL REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Tritax Big Box REIT PLC	191,422	$365,264
UNITE Group PLC (The) REIT	89,066	820,520
Warehouse REIT PLC*	103,400	141,154

		11,908,548

Total Foreign Common Stocks (Cost $106,965,015)		109,235,593

RIGHTS — 0.0%
CapitaLand Commercial Trust*	46,035	9,910
Mapletree Logistics Trust*	1,160	81

Total Rights (Cost $0)		9,991

MONEY MARKET FUNDS — 1.8%
GuideStone Money Market Fund (Investor Class)¥	3,467,461	3,467,461
Northern Institutional Government Assets Portfolio	9,812	9,812
Northern Institutional Liquid Assets Portfolio§	702,559	702,559

Total Money Market Funds (Cost $4,179,832)		4,179,832

	Par
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill 1.09%, 12/14/17Ω‡‡ (Cost $399,112)	$400,000	399,227

TOTAL INVESTMENTS — 99.7% (Cost $231,351,853)		233,188,578
Other Assets in Excess of Liabilities — 0.3%		596,628

NET ASSETS — 100.0%		$233,785,206

Futures Contracts outstanding at September 30, 2017:

Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Value and Unrealized Appreciation (Depreciation)
S&P MidCap 400 Index E-Mini	12/2017	30	$5,387,100	GSC	$157,056

192	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$119,363,935	$119,363,935	$—	$—
Foreign Common Stocks:
Australia	13,508,938	13,508,938	—	—
Austria	1,906,492	1,906,492	—	—
Belgium	553,977	553,977	—	—
Canada	6,512,565	6,512,565	—	—
France	9,510,992	9,510,992	—	—
Germany	7,756,478	7,756,478	—	—
Hong Kong	18,610,588	18,610,588	—	—
Ireland	1,548,768	1,548,768	—	—
Japan	22,980,897	22,980,897	—	—
Netherlands	1,870,088	1,870,088	—	—
Norway	341,486	341,486	—	—
Singapore	5,464,833	5,464,833	—	—
Spain	2,097,879	2,097,879	—	—
Sweden	3,351,148	3,351,148	—	—
Switzerland	1,311,916	1,311,916	—	—
United Kingdom	11,908,548	11,908,548	—	—
Rights	9,991	—	9,991	—
Money Market Funds	4,179,832	4,179,832	—	—
U.S. Treasury Obligation	399,227	—	399,227	—

Total Assets — Investments in Securities	$233,188,578	$232,779,360	$409,218	$—

Other Financial Instruments***
Futures Contracts	$157,056	$157,056	$—	$—

Total Assets — Other Financial Instruments	$157,056	$157,056	$—	$—

***	Other financial instruments are derivative instruments, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the “Futures Contracts outstanding” disclosure.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

See Notes to Schedules of Investments.	193

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS	September 30, 2017 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 6.3%
Federal Farm Credit Bank
(Floating, ICE LIBOR USD 1M + 0.04%), 1.27%, 12/08/17†	$1,500,000	$1,500,572
Federal Home Loan Bank
(Floating, ICE LIBOR USD 3M - 0.10%), 1.22%, 11/15/17†	300,000	300,041
5.00%, 11/17/17	550,000	552,655
(Floating, ICE LIBOR USD 3M - 0.40%), 0.92%, 11/21/17†	2,000,000	1,999,528
(Floating, ICE LIBOR USD 3M - 0.07%), 1.25%, 11/28/17†	500,000	500,133
0.75%, 12/08/17	1,500,000	1,499,077
1.13%, 12/08/17	2,750,000	2,750,331
Federal Home Loan Mortgage Corporation
0.85%, 11/24/17	1,000,000	999,654
1.00%, 12/15/17	2,000,000	1,999,689
0.75%, 01/12/18	2,000,000	1,997,717
Federal National Mortgage Association
0.88%, 10/26/17	540,000	539,942

Total Agency Obligations (Cost $14,638,980)		14,639,339

CORPORATE BONDS — 27.4%
Aircastle, Ltd.
4.63%, 12/15/18	1,000,000	1,028,750
Ally Financial, Inc.
3.75%, 11/18/19	2,000,000	2,049,000
American Axle & Manufacturing, Inc.
6.25%, 03/15/21	1,000,000	1,031,550
Andeavor Logistics LP
5.88%, 10/01/20	1,000,000	1,020,000
APX Group, Inc.
7.88%, 12/01/22	2,000,000	2,180,000
Berry Global, Inc.
5.50%, 05/15/22	542,000	566,390
Calpine Corporation
6.00%, 01/15/22 144A	1,000,000	1,038,750
CCO Holdings LLC
5.25%, 03/15/21	750,000	772,969
5.25%, 09/30/22	1,000,000	1,032,500
CIT Group, Inc.
5.50%, 02/15/19 144A	1,000,000	1,047,500
Clean Harbors, Inc.
5.13%, 06/01/21	1,350,000	1,374,880
CNH Industrial Capital LLC
3.88%, 07/16/18	2,255,000	2,286,006
CSC Holdings LLC
7.88%, 02/15/18	500,000	510,625
7.63%, 07/15/18	1,000,000	1,040,500
DaVita, Inc.
5.75%, 08/15/22	1,750,000	1,794,844
DISH DBS Corporation
5.13%, 05/01/20	1,500,000	1,576,425
Dollar Tree, Inc.
5.75%, 03/01/23	1,000,000	1,060,000
Equinix, Inc. REIT
5.38%, 01/01/22	1,000,000	1,051,000
FelCor Lodging LP REIT
5.63%, 03/01/23	1,500,000	1,561,875
First Data Corporation
7.00%, 12/01/23 144A	1,500,000	1,605,450
Ford Motor Credit Co. LLC
2.68%, 01/09/20	1,735,000	1,749,988
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/19 144A	1,072,000	1,137,835
GameStop Corporation
6.75%, 03/15/21 144A	1,000,000	1,045,000
General Motors Financial Co., Inc.
6.75%, 06/01/18	240,000	247,821
Hologic, Inc.
5.25%, 07/15/22 144A	1,000,000	1,053,750
International Lease Finance Corporation
6.25%, 05/15/19	1,000,000	1,063,297
Iron Mountain, Inc.
6.00%, 08/15/23	500,000	531,875
John Deere Capital Corporation
(Floating, ICE LIBOR USD 3M + 0.48%), 1.80%, 09/08/22†	250,000	250,646
2.15%, 09/08/22	500,000	495,764
Kinder Morgan, Inc.
3.15%, 01/15/23	1,000,000	1,006,594
Lennar Corporation
4.75%, 04/01/21	1,000,000	1,056,250
Michaels Stores, Inc.
5.88%, 12/15/20 144A	1,000,000	1,023,750
NGPL PipeCo LLC
4.38%, 08/15/22 144A	1,000,000	1,040,000
Nielsen Co.
5.50%, 10/01/21 144A	1,755,000	1,807,650
Owens-Brockway Glass Container, Inc.
5.00%, 01/15/22 144A	1,000,000	1,062,500
Penske Automotive Group, Inc.
3.75%, 08/15/20	687,000	702,458
Penske Truck Leasing Co. LP
2.70%, 03/14/23 144A	500,000	496,394
PulteGroup, Inc.
4.25%, 03/01/21	1,000,000	1,040,000
Realogy Group LLC
5.25%, 12/01/21 144A	1,525,000	1,589,812
SBA Communications Corporation REIT
4.88%, 07/15/22	1,500,000	1,552,500
4.00%, 10/01/22 144A	900,000	909,000
Sinclair Television Group, Inc.
5.38%, 04/01/21	1,000,000	1,027,500
Sprint Capital Corporation
6.90%, 05/01/19	1,000,000	1,068,750

194	See Notes to Schedules of Investments.

		Par	Value
Sprint Communications, Inc.
9.00%, 11/15/18 144A		$1,250,000	$1,344,275
Sunoco LP
6.25%, 04/15/21		500,000	525,175
Taylor Morrison Communities, Inc.
5.25%, 04/15/21 144A		1,250,000	1,284,375
T-Mobile USA, Inc.
6.13%, 01/15/22		1,000,000	1,042,500
6.63%, 04/01/23		1,500,000	1,582,530
TRI Pointe Group, Inc.
4.38%, 06/15/19		1,000,000	1,026,250
Univision Communications, Inc.
6.75%, 09/15/22 144A		1,250,000	1,299,787
5.13%, 05/15/23 144A		1,000,000	1,022,500
Valeant Pharmaceuticals International
7.00%, 10/01/20 144A		1,750,000	1,765,312
Verizon Communications, Inc.
4.50%, 09/15/20		2,487,000	2,669,988
ViaSat, Inc.
6.88%, 06/15/20		1,000,000	1,018,325
West Corporation
4.75%, 07/15/21 144A		1,000,000	1,015,000

Total Corporate Bonds (Cost $63,976,812)			64,184,165

FOREIGN BONDS — 1.4%
Canada — 0.9%
1011778 BC ULC
4.63%, 01/15/22 144A		1,000,000	1,028,750
Brookfield Residential Properties Inc.
6.50%, 12/15/20 144A		969,000	994,436

			2,023,186

Ireland — 0.5%
Fly Leasing, Ltd.
6.75%, 12/15/20		1,250,000	1,304,688

Total Foreign Bonds (Cost $3,330,771)			3,327,874

LOAN AGREEMENTS — 2.1%
Asurion, LLC Second Lien Replacement B-2 Term Loan (Floating, U.S. LIBOR 3M + 6.00%), 7.24%, 08/04/25†		1,000,000	1,024,531
BCP Renaissance Parent L.L.C. Term Loan B (Floating, ICE LIBOR USD 3M + 3.00%), 0.00%, 09/19/24S†		1,000,000	1,012,030
Michaels Stores, Inc. 2016 New Replacement Term B-1 Loan (Floating, U.S. LIBOR 3M + 2.75%), 0.00%, 01/30/23S†		1,000,000	999,532
PetSmart, Inc. Tranche B-2 Loan (Floating, U.S. LIBOR 3M + 3.00%), 4.24%, 03/11/22†		997,449	849,256
Traverse Midstream Partners LLC Advance (Floating, ICE LIBOR USD 3M + 4.00%), 0.00%, 09/27/24S†		1,000,000	1,013,750

Total Loan Agreements (Cost $4,932,257)			4,899,099

	Number of Contracts	Notional Amount
PURCHASED OPTIONS — 0.1%
Call Option — 0.0%
Health Care Select Sector SPDR ETF, Strike Price $85.00, Expires 12/15/17 (MLCS)[Cost]	523	$4,274,479	22,489
Put Options — 0.1%
S&P 500®, Strike Price $2,480.00, Expires 12/15/17 (MSCS)	26	6,550,336	80,600
S&P 500®, Strike Price $2,485.00, Expires 10/20/17 (MSCS)	39	9,825,504	28,743
			109,343

Total Purchased Options (Cost $251,399)			131,832

		Par
U.S. TREASURY OBLIGATIONS — 31.8%
U.S. Treasury Bills
1.00%, 10/05/17Ω		$5,230,000	5,229,683
1.17%, 10/12/17Ω		1,600,000	1,599,591
1.09%, 10/19/17Ω		2,000,000	1,999,137
1.18%, 10/26/17Ω		8,700,000	8,694,602
1.12%, 12/28/17Ω		3,700,000	3,690,680
1.11%, 01/04/18Ω		14,240,000	14,201,780
1.21%, 07/19/18Ω		13,100,000	12,970,729

			48,386,202

U.S. Treasury Notes
0.75%, 02/28/18		12,770,000	12,748,553
1.00%, 05/15/18		13,350,000	13,330,970

			26,079,523

Total U.S. Treasury Obligations (Cost $74,457,969)			74,465,725

See Notes to Schedules of Investments.	195

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
COMMON STOCKS — 20.3%
Consumer Discretionary — 4.7%
Best Buy Co., Inc.	4,419	$251,706
Charter Communications, Inc. Class A‡‡*	1,159	421,204
Comcast Corporation Class A	15,542	598,056
DISH Network Corporation Class A*	16,969	920,229
Gap, Inc. (The)	21,015	620,573
General Motors Co.	16,789	677,940
Lennar Corporation Class A	6,193	326,990
Macy’s, Inc.	21,954	479,036
Marriott International, Inc.
Class A‡‡ ‡	8,493	936,438
Mohawk Industries, Inc.‡‡*	3,808	942,518
Royal Caribbean Cruises, Ltd.‡‡	3,129	370,912
Scripps Networks Interactive, Inc.
Class A	20,275	1,741,420
TimeWarner, Inc.	19,802	2,028,715
Walt Disney Co. (The)	7,246	714,238

		11,029,975

Consumer Staples — 1.2%
CVS Health Corporation	9,678	787,015
Mondelez International, Inc. Class A	14,467	588,228
PepsiCo, Inc.‡‡	5,157	574,644
Wal-Mart Stores, Inc.	11,834	924,709

		2,874,596

Energy — 1.0%
Anadarko Petroleum Corporation	10,211	498,808
Halliburton Co.	7,578	348,815
Rice Energy, Inc.*	52,666	1,524,154

		2,371,777

Financials — 1.5%
Bank of America Corporation	46,834	1,186,773
Citigroup, Inc.	16,735	1,217,304
Home BancShares, Inc.	11,346	286,138
Starwood Property Trust, Inc. REIT	35,748	776,447

		3,466,662

Health Care — 3.2%
Anthem, Inc.	1,755	333,239
Bristol-Myers Squibb Co.	12,256	781,197
C.R. Bard, Inc.‡‡	7,560	2,422,980
Humana, Inc.	3,415	831,997
Kite Pharma, Inc.*	7,133	1,282,585
NxStage Medical, Inc.*	10,622	293,167
PAREXEL International Corporation*	7,207	634,793
VWR Corporation*	12,961	429,139
Zoetis, Inc.	7,090	452,058

		7,461,155

Industrials — 2.5%
Advisory Board Co. (The)*	5,973	320,302
Caterpillar, Inc.	2,880	359,165
Orbital ATK, Inc.	9,142	1,217,349
Quanta Services, Inc.*	18,223	680,994
Rockwell Collins, Inc.‡‡	17,651	2,307,162
West Corporation	46,711	1,096,307

		5,981,279

Information Technology — 2.4%
Activision Blizzard, Inc.‡‡	286	18,450
Alphabet, Inc. Class A*	687	668,946
Applied Materials, Inc.	3,875	201,849
Brocade Communications Systems, Inc.	31,932	381,587
Cavium, Inc.*	3,058	201,645
Dell Technologies, Inc. Class V*	18,465	1,425,683
Facebook, Inc. Class A‡‡*	4,891	835,725
Marvell Technology Group, Ltd.	29,966	536,391
Microsoft Corporation	6,513	485,153
Monolithic Power Systems, Inc.‡‡	4,475	476,811
PayPal Holdings, Inc.*	5,162	330,523

		5,562,763

Materials — 2.5%
Berry Global Group, Inc.*	12,749	722,231
DowDuPont, Inc.	11,371	787,214
Huntsman Corporation	39,085	1,071,711
Monsanto Co.‡‡	5,658	677,942
Mosaic Co. (The)	33,021	712,923
Sherwin-Williams Co. (The)‡‡	2,682	960,263
WestRock Co.	15,578	883,740

		5,816,024

Real Estate — 0.3%
Digital Realty Trust, Inc. REIT	2,605	308,250
Forestar Group, Inc.*	19,543	336,139

		644,389

Telecommunication Services — 0.1%
Verizon Communications, Inc.	4,017	198,801

Utilities — 0.9%
Calpine Corporation*	133,688	1,971,898
Dynegy, Inc.*	14,164	138,666
TerraForm Global, Inc. Class A*	15,179	72,100

		2,182,664

Total Common Stocks (Cost $46,451,983)		47,590,085

FOREIGN COMMON STOCKS — 2.0%
Jersey — 0.5%
Delphi Automotive PLC‡	8,838	869,659
Shire PLC ADR	2,161	330,935

		1,200,594

Netherlands — 0.7%
NXP Semiconductor NV*	14,353	1,623,181

Switzerland — 0.1%
Idorsia, Ltd.*	4,117	73,552

196	See Notes to Schedules of Investments.

		Shares	Value
United Kingdom — 0.7%
Micro Focus International PLC ADR*		22,118	$705,564
Royal Dutch Shell PLC ADR Class A		16,377	992,119

			1,697,683

Total Foreign Common Stocks (Cost $4,331,817)			4,595,010

MUTUAL FUNDS — 1.6%
Altaba, Inc.		49,015	3,246,754
CF Corporation Class A		8,532	95,558
iPath S&P 500 VIX Short-Term Futures TM ETN		4,604	180,431
iShares Nasdaq Biotechnology ETF		949	316,577

Total Mutual Funds (Cost $3,454,157)			3,839,320

MONEY MARKET FUNDS — 8.9%
GuideStone Money Market Fund (Investor Class)¥		13,404,429	13,404,429
Northern Institutional Government Assets Portfolio		7,477,856	7,477,856

Total Money Market Funds (Cost $20,882,285)			20,882,285

TOTAL INVESTMENTS — 101.9% (Cost $236,708,430)			238,554,734

COMMON STOCKS SOLD SHORT — (5.9)%
Consumer Discretionary — (0.4)%
Amazon.com, Inc.*		(412)	(396,076)
Discovery Communications, Inc. Class C*		(2,175)	(44,066)
RH*		(2,339)	(164,478)
Tesla, Inc.*		(1,107)	(377,598)

			(982,218)

Consumer Staples — (0.4)%
Procter & Gamble Co. (The)		(10,498)	(955,108)

Energy — (0.8)%
EQT Corporation		(19,251)	(1,255,935)
Exxon Mobil Corporation		(8,114)	(665,186)

			(1,921,121)

Financials — (0.3)%
BlackRock, Inc.		(1,111)	(496,717)
Home BancShares, Inc.		(11,346)	(286,146)

			(782,863)

Health Care — (1.1)%
Alere, Inc.*		(3,232)	(164,800)
Becton, Dickinson and Co.		(3,889)	(762,049)
Johnson & Johnson		(11,510)	(1,496,415)

			(2,423,264)

Industrials — (0.8)%
Boeing Co. (The)		(2,596)	(659,929)
General Electric Co.		(13,359)	(323,021)
Jacobs Engineering Group, Inc.		(6,765)	(394,196)
United Technologies Corporation		(3,362)	(390,261)

			(1,767,407)

Information Technology — (1.0)%
Apple, Inc.		(2,115)	(325,964)
Intel Corporation		(24,398)	(929,076)
VMware, Inc. Class A*		(10,546)	(1,151,518)

			(2,406,558)

Real Estate — (0.4)%
Simon Property Group, Inc. REIT		(5,998)	(965,738)

Telecommunication Services — (0.7)%
AT&T, Inc.		(39,108)	(1,531,860)

Total Common Stocks Sold Short (Proceeds $(13,238,441))			(13,736,137)

FOREIGN COMMON STOCKS SOLD SHORT — (1.1)%
China — (1.1)%
Alibaba Group Holding, Ltd. ADR* (Proceeds $(2,412,353))		(15,591)	(2,692,722)

MUTUAL FUNDS SOLD SHORT — (3.5)%
Consumer Discretionary Select SPDR Fund		(21,998)	$(1,981,580)
Consumer Staples Select SPDR Fund		(48,585)	(2,622,618)
Industrial Select Sector SPDR Fund		(16,243)	(1,153,253)
iShares Russell 2000 ETF		(2,331)	(345,408)
SPDR S&P Homebuilders ETF		(8,665)	(345,040)
SPDR S&P500 ETF Trust		(1,309)	(328,860)
Utilities Select Sector SPDR Fund		(25,803)	(1,368,849)

Total Mutual Funds Sold Short (Proceeds $(8,117,895))			(8,145,608)

	Number of Contracts	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Options — (0.1)%
Delphi Automotive PLC, Strike Price $97.50, Expires 10/20/17 (MLCS)	(51)	$(501,840)	(12,240)
Health Care Select Sector SPDR ETF, Strike Price $87.00, Expires 12/15/17 (MLCS)	(523)	(4,274,479)	(6,799)
Marriott International, Inc. Class A, Strike Price $105.00, Expires 10/20/17 (MLCS)	(32)	(352,832)	(18,240)

See Notes to Schedules of Investments.	197

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Notional Amount	Value
S&P 500®, Strike Price $2,480.00, Expires 12/15/17 (MSCS)	(26)	$(6,550,336)	$(173,680)

			(210,959)

Put Options — (0.0)%
S&P 500®, Strike Price $2,385.00, Expires 10/02/17 (MSCS)	(19)	(4,786,784)	(190)
S&P 500®, Strike Price $2,405.00, Expires 10/04/17 (MSCS)	(34)	(8,565,824)	(782)
S&P 500®, Strike Price $2,430.00, Expires 10/09/17 (MSCS)	(19)	(4,786,784)	(1,615)
S&P 500®, Strike Price $2,440.00, Expires 10/11/17 (MSCS)	(17)	(4,282,912)	(2,431)
S&P 500®, Strike Price $2,440.00, Expires 10/23/17 (MSCS)	(18)	(4,534,848)	(7,290)
S&P 500®, Strike Price $2,445.00, Expires 10/13/17 (MSCS)	(16)	(4,030,976)	(3,360)
S&P 500®, Strike Price $2,445.00, Expires 10/20/17 (MSCS)	(39)	(9,825,504)	(14,040)
S&P 500®, Strike Price $2,450.00, Expires 10/18/17 (MSCS)	(18)	(4,534,848)	(5,940)
S&P 500®, Strike Price $2,450.00, Expires 10/20/17 (MSCS)	(16)	(4,030,976)	(6,640)
S&P 500®, Strike Price $2,455.00, Expires 10/16/17 (MSCS)	(17)	(4,282,912)	(5,100)
S&P 500®, Strike Price $2,465.00, Expires 10/25/17 (MSCS)	(18)	(4,534,848)	(12,240)
S&P 500®, Strike Price $2,465.00, Expires 10/27/17 (MSCS)	(17)	(4,282,912)	(13,090)

			(72,718)

Total Written Options (Proceeds $(409,909))			(283,677)

Other Assets in Excess of Liabilities — 8.7%			20,282,491

NET ASSETS — 100.0%			$233,979,081

198	See Notes to Schedules of Investments.

Forward Foreign Currency Contracts outstanding at September 30, 2017:

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/25/17	U.S. Dollars	3,443,927	Japanese Yen	374,306,641	SS	$113,292
10/25/17	U.S. Dollars	4,085,897	New Zealand Dollars	5,508,010	RBC	109,527
10/25/17	U.S. Dollars	5,886,359	Australian Dollars	7,397,526	SS	85,651
10/25/17	Canadian Dollars	5,753,443	U.S. Dollars	4,528,345	SS	83,541
10/25/17	U.S. Dollars	3,063,139	Swiss Francs	2,882,380	SS	81,519
10/25/17	U.S. Dollars	4,799,829	Swiss Francs	4,565,165	SS	77,486
10/25/17	U.S. Dollars	3,104,616	Australian Dollars	3,860,622	SS	77,341
10/25/17	U.S. Dollars	3,270,896	Australian Dollars	4,073,345	GSC	76,817
10/25/17	U.S. Dollars	2,912,448	New Zealand Dollars	3,928,679	SS	76,236
10/25/17	British Pounds	1,134,921	U.S. Dollars	1,456,100	GSC	65,971
10/25/17	U.S. Dollars	2,445,501	New Zealand Dollars	3,297,383	SS	65,038
10/25/17	U.S. Dollars	1,859,611	Canadian Dollars	2,249,311	SS	56,592
10/25/17	U.S. Dollars	2,967,201	Japanese Yen	327,110,218	SS	56,527
10/25/17	British Pounds	1,402,052	U.S. Dollars	1,824,293	GSC	56,034
10/25/17	U.S. Dollars	1,576,780	New Zealand Dollars	2,110,138	SS	53,418
10/25/17	U.S. Dollars	3,675,763	Swiss Francs	3,502,135	RBC	53,050
10/25/17	U.S. Dollars	1,853,869	Japanese Yen	202,391,547	GSC	52,960
10/25/17	British Pounds	1,463,730	U.S. Dollars	1,911,412	SS	51,633
10/25/17	U.S. Dollars	3,221,104	Japanese Yen	356,475,435	SS	49,134
10/25/17	U.S. Dollars	2,144,281	Euro	1,773,159	SS	45,703
10/25/17	British Pounds	1,704,534	U.S. Dollars	2,241,582	SS	44,412
10/25/17	U.S. Dollars	1,302,518	Japanese Yen	141,626,711	SS	42,303
10/25/17	U.S. Dollars	1,592,168	Japanese Yen	174,339,251	SS	40,872
10/25/17	U.S. Dollars	3,210,759	Swedish Kronor	25,800,607	GSC	38,533
10/25/17	British Pounds	519,823	U.S. Dollars	668,594	SS	28,554
10/25/17	U.S. Dollars	1,221,600	Canadian Dollars	1,490,059	SS	27,188
10/25/17	U.S. Dollars	898,056	Swedish Kronor	7,101,842	RBC	24,873
10/25/17	Canadian Dollars	1,659,443	U.S. Dollars	1,306,634	SS	23,555
10/25/17	British Pounds	659,549	U.S. Dollars	861,442	SS	23,096
10/25/17	U.S. Dollars	784,921	Japanese Yen	85,673,341	SS	22,587
10/25/17	U.S. Dollars	858,191	New Zealand Dollars	1,157,564	SS	22,517
10/25/17	British Pounds	634,067	U.S. Dollars	827,996	SS	22,367
10/25/17	U.S. Dollars	1,310,643	Swiss Francs	1,245,714	RBC	22,040
10/25/17	U.S. Dollars	1,148,950	Norwegian Kroner	8,970,209	GSC	22,033
10/25/17	U.S. Dollars	965,363	South Korean Won	1,080,338,226	RBC	21,747
10/25/17	U.S. Dollars	901,672	Swedish Kronor	7,163,827	GSC	20,868
10/25/17	U.S. Dollars	1,195,745	Norwegian Kroner	9,352,161	SS	20,844
10/25/17	U.S. Dollars	2,207,456	Australian Dollars	2,788,843	GSC	20,608
10/25/17	U.S. Dollars	2,008,052	Australian Dollars	2,536,012	GSC	19,460
10/25/17	U.S. Dollars	4,549,668	Euro	3,827,734	RBC	19,449
10/25/17	British Pounds	484,325	U.S. Dollars	630,317	SS	19,224
10/25/17	U.S. Dollars	1,455,996	Euro	1,214,046	SS	19,142
10/25/17	U.S. Dollars	635,651	Japanese Yen	69,336,084	SS	18,688
10/25/17	U.S. Dollars	608,493	Swedish Kronor	4,798,088	SS	18,560
10/25/17	U.S. Dollars	1,797,942	Norwegian Kroner	14,167,870	RBC	18,050
10/25/17	U.S. Dollars	972,096	Swedish Kronor	7,762,079	RBC	17,736
10/25/17	British Pounds	979,129	U.S. Dollars	1,295,589	GSC	17,545
10/25/17	U.S. Dollars	794,383	Swedish Kronor	6,325,380	GSC	16,667
10/25/17	U.S. Dollars	774,771	Euro	641,082	RBC	16,035
10/25/17	U.S. Dollars	609,734	South Korean Won	679,975,113	SS	15,813
10/25/17	U.S. Dollars	957,243	Swiss Francs	910,443	SS	15,453
10/25/17	U.S. Dollars	652,592	Australian Dollars	813,596	GSC	14,617
10/25/17	U.S. Dollars	1,862,205	Japanese Yen	207,688,345	GSC	14,164

See Notes to Schedules of Investments.	199

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/25/17	U.S. Dollars	1,038,571	New Zealand Dollars	1,419,759	RBC	$13,611
10/25/17	U.S. Dollars	1,852,961	New Zealand Dollars	2,548,058	RBC	13,454
10/25/17	U.S. Dollars	632,144	Australian Dollars	789,134	SS	13,351
10/25/17	U.S. Dollars	972,203	Norwegian Kroner	7,633,730	GSC	13,186
10/25/17	British Pounds	246,255	U.S. Dollars	317,139	SS	13,120
10/25/17	U.S. Dollars	2,019,675	Euro	1,696,066	SS	12,339
10/25/17	U.S. Dollars	564,903	Swedish Kronor	4,496,547	GSC	12,045
10/25/17	Canadian Dollars	2,772,486	U.S. Dollars	2,210,380	RBC	12,009
10/25/17	British Pounds	566,098	U.S. Dollars	748,127	SS	11,081
10/25/17	U.S. Dollars	261,333	South African Rand	3,407,125	SS	10,727
10/25/17	U.S. Dollars	1,330,832	Australian Dollars	1,683,724	RBC	10,554
10/25/17	Norwegian Kroner	14,502,775	U.S. Dollars	1,811,634	SS	10,332
10/25/17	Norwegian Kroner	30,070,289	U.S. Dollars	3,767,432	SS	10,262
10/25/17	Canadian Dollars	860,687	U.S. Dollars	679,703	SS	10,213
10/25/17	U.S. Dollars	2,159,157	Swiss Francs	2,077,519	SS	10,109
10/25/17	U.S. Dollars	331,932	Japanese Yen	36,174,479	GSC	10,046
10/25/17	U.S. Dollars	463,886	South Korean Won	519,742,238	SS	9,919
10/25/17	U.S. Dollars	305,403	Norwegian Kroner	2,356,461	SS	9,364
10/25/17	U.S. Dollars	577,422	Japanese Yen	63,840,310	RBC	9,361
10/25/17	British Pounds	265,634	U.S. Dollars	347,208	RBC	9,041
10/25/17	U.S. Dollars	1,545,552	Norwegian Kroner	12,234,132	SS	8,593
10/25/17	U.S. Dollars	1,121,120	Canadian Dollars	1,387,918	RBC	8,582
10/25/17	Euro	2,057,018	U.S. Dollars	2,426,088	SS	8,444
10/25/17	U.S. Dollars	322,012	New Zealand Dollars	434,371	SS	8,429
10/25/17	U.S. Dollars	760,743	Euro	635,743	SS	8,325
10/25/17	U.S. Dollars	1,309,357	Mexican Pesos	23,795,346	SS	8,160
10/25/17	British Pounds	209,806	U.S. Dollars	273,256	SS	8,121
10/25/17	U.S. Dollars	927,885	Norwegian Kroner	7,321,551	SS	8,088
10/25/17	U.S. Dollars	314,052	Swiss Francs	295,787	SS	8,081
10/25/17	Euro	877,850	U.S. Dollars	1,030,942	GSC	8,016
10/25/17	U.S. Dollars	909,556	Swiss Francs	871,580	SS	7,967
10/25/17	U.S. Dollars	782,865	New Zealand Dollars	1,073,737	SS	7,707
10/25/17	U.S. Dollars	455,819	Australian Dollars	571,482	RBC	7,696
10/25/17	U.S. Dollars	1,588,917	Euro	1,336,392	SS	7,263
10/25/17	British Pounds	627,351	U.S. Dollars	834,095	RBC	7,261
10/25/17	U.S. Dollars	885,579	Swiss Francs	849,105	SS	7,240
10/25/17	U.S. Dollars	1,483,004	Norwegian Kroner	11,749,573	SS	6,919
10/25/17	British Pounds	474,213	U.S. Dollars	629,364	GSC	6,615
10/25/17	U.S. Dollars	416,000	Australian Dollars	522,153	RBC	6,558
10/25/17	U.S. Dollars	1,030,709	British Pounds	764,213	SS	5,804
10/25/17	U.S. Dollars	290,921	Mexican Pesos	5,215,625	GSC	5,716
10/25/17	Canadian Dollars	453,471	U.S. Dollars	357,843	SS	5,653
10/25/17	U.S. Dollars	689,337	Australian Dollars	871,945	SS	5,609
10/25/17	U.S. Dollars	603,436	Swiss Francs	578,001	SS	5,534
10/25/17	U.S. Dollars	195,272	New Zealand Dollars	263,056	RBC	5,365
10/25/17	Euro	1,056,589	U.S. Dollars	1,245,169	SS	5,330
10/25/17	Canadian Dollars	463,296	U.S. Dollars	366,237	SS	5,135
10/25/17	U.S. Dollars	867,097	Swedish Kronor	7,011,097	SS	5,072
10/25/17	U.S. Dollars	685,093	Swedish Kronor	5,532,332	RBC	4,884
10/25/17	U.S. Dollars	1,524,068	Canadian Dollars	1,895,499	GSC	4,661
10/25/17	U.S. Dollars	1,743,199	Norwegian Kroner	13,844,227	SS	3,966
10/25/17	New Zealand Dollars	730,745	U.S. Dollars	523,609	SS	3,934
10/25/17	U.S. Dollars	716,331	Swedish Kronor	5,794,185	GSC	3,927
10/25/17	Swedish Kronor	3,176,506	U.S. Dollars	386,674	RBC	3,883

200	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/25/17	U.S. Dollars	641,239	New Zealand Dollars	883,107	GSC	$3,702
10/25/17	Euro	431,388	U.S. Dollars	506,902	SS	3,656
10/25/17	New Zealand Dollars	4,654,048	U.S. Dollars	3,356,513	GSC	3,360
10/25/17	Norwegian Kroner	17,163,576	U.S. Dollars	2,153,334	RBC	2,906
10/25/17	Euro	306,873	U.S. Dollars	360,324	SS	2,868
10/25/17	Canadian Dollars	537,324	U.S. Dollars	427,868	RBC	2,844
10/25/17	Euro	203,368	U.S. Dollars	237,874	RBC	2,817
10/25/17	U.S. Dollars	371,836	Australian Dollars	470,744	SS	2,706
10/25/17	U.S. Dollars	389,705	Swiss Francs	374,406	GSC	2,408
10/25/17	U.S. Dollars	345,351	Euro	289,834	SS	2,326
10/25/17	Swedish Kronor	9,291,505	U.S. Dollars	1,140,091	SS	2,314
10/25/17	U.S. Dollars	1,332,957	Euro	1,124,368	SS	2,240
10/25/17	U.S. Dollars	342,019	Norwegian Kroner	2,704,895	RBC	2,206
10/25/17	U.S. Dollars	304,769	Mexican Pesos	5,538,727	SS	1,896
10/25/17	U.S. Dollars	1,102,623	Australian Dollars	1,403,752	SS	1,883
10/25/17	U.S. Dollars	518,334	Swiss Francs	499,309	SS	1,834
10/25/17	Canadian Dollars	418,680	U.S. Dollars	333,809	RBC	1,799
10/25/17	U.S. Dollars	315,776	Swedish Kronor	2,555,989	SS	1,513
10/25/17	Canadian Dollars	605,458	U.S. Dollars	483,837	SS	1,491
10/25/17	U.S. Dollars	296,291	Australian Dollars	376,053	SS	1,412
10/25/17	U.S. Dollars	671,207	South Korean Won	766,853,721	SS	1,402
10/25/17	U.S. Dollars	430,066	Swiss Francs	414,487	GSC	1,308
10/25/17	Euro	3,294,777	U.S. Dollars	3,898,209	GSC	1,242
10/25/17	U.S. Dollars	381,504	Swedish Kronor	3,093,520	SS	1,151
10/25/17	Euro	260,564	U.S. Dollars	307,327	RBC	1,057
10/25/17	U.S. Dollars	2,122,717	Norwegian Kroner	16,888,909	SS	983
10/25/17	U.S. Dollars	1,321,125	Norwegian Kroner	10,508,399	SS	967
10/25/17	U.S. Dollars	354,982	Norwegian Kroner	2,818,473	SS	901
10/25/17	Euro	808,758	U.S. Dollars	956,441	SS	744
10/25/17	Norwegian Kroner	8,093,208	U.S. Dollars	1,016,017	SS	723
10/25/17	Norwegian Kroner	2,039,448	U.S. Dollars	255,517	SS	696
10/25/17	U.S. Dollars	699,540	British Pounds	521,170	SS	586
10/25/17	U.S. Dollars	491,543	Australian Dollars	626,133	SS	566
10/25/17	U.S. Dollars	483,921	Japanese Yen	54,337,559	RBC	418
10/25/17	U.S. Dollars	409,832	Norwegian Kroner	3,259,004	SS	407
10/25/17	U.S. Dollars	550,714	Norwegian Kroner	4,380,565	SS	388
10/25/17	U.S. Dollars	518,396	Euro	437,915	RBC	113

Subtotal Appreciation						$2,645,565

10/25/17	U.S. Dollars	1,482,282	New Zealand Dollars	2,053,249	SS	$(10)
10/25/17	U.S. Dollars	338,397	Swedish Kronor	2,752,552	SS	(34)
10/25/17	Euro	493,375	U.S. Dollars	584,248	GSC	(326)
10/25/17	Swedish Kronor	2,734,635	U.S. Dollars	336,670	SS	(442)
10/25/17	U.S. Dollars	388,096	Canadian Dollars	484,728	RBC	(456)
10/25/17	U.S. Dollars	439,691	Swiss Francs	425,735	SS	(702)
10/25/17	Swiss Francs	317,410	U.S. Dollars	329,042	SS	(703)
10/25/17	U.S. Dollars	646,563	Canadian Dollars	807,712	SS	(889)
10/25/17	Norwegian Kroner	3,034,251	U.S. Dollars	382,208	SS	(1,018)
10/25/17	Swiss Francs	512,248	U.S. Dollars	530,948	RBC	(1,063)
10/25/17	U.S. Dollars	437,164	Euro	370,328	SS	(1,128)
10/25/17	Swiss Francs	340,635	U.S. Dollars	353,522	SS	(1,159)
10/25/17	Norwegian Kroner	7,284,925	U.S. Dollars	916,366	SS	(1,169)
10/25/17	U.S. Dollars	346,820	Canadian Dollars	434,290	SS	(1,301)
10/25/17	Swiss Francs	331,384	U.S. Dollars	344,156	GSC	(1,362)

See Notes to Schedules of Investments.	201

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/25/17	Norwegian Kroner	3,531,606	U.S. Dollars	445,044	RBC	$(1,373)
10/25/17	U.S. Dollars	403,742	Swiss Francs	391,676	RBC	(1,419)
10/25/17	U.S. Dollars	226,943	Swedish Kronor	1,858,819	SS	(1,602)
10/25/17	U.S. Dollars	697,215	New Zealand Dollars	968,038	GSC	(1,636)
10/25/17	Euro	276,931	U.S. Dollars	329,393	RBC	(1,639)
10/25/17	U.S. Dollars	691,364	Euro	585,961	SS	(2,136)
10/25/17	Swedish Kronor	2,429,156	U.S. Dollars	300,843	SS	(2,175)
10/25/17	U.S. Dollars	1,264,357	Swiss Francs	1,224,454	SS	(2,255)
10/25/17	U.S. Dollars	333,824	Swedish Kronor	2,733,677	SS	(2,286)
10/25/17	Australian Dollars	850,580	U.S. Dollars	669,551	SS	(2,576)
10/25/17	U.S. Dollars	415,122	Swedish Kronor	3,397,689	RBC	(2,630)
10/25/17	Swedish Kronor	6,103,363	U.S. Dollars	753,109	SS	(2,690)
10/25/17	Swiss Francs	731,383	U.S. Dollars	759,343	RBC	(2,778)
10/25/17	Swedish Kronor	3,392,408	U.S. Dollars	420,292	SS	(3,190)
10/25/17	Australian Dollars	1,229,962	U.S. Dollars	967,833	SS	(3,368)
10/25/17	New Zealand Dollars	504,051	U.S. Dollars	367,275	SS	(3,388)
10/25/17	Swedish Kronor	5,156,951	U.S. Dollars	637,479	RBC	(3,423)
10/25/17	Japanese Yen	33,043,234	U.S. Dollars	297,453	SS	(3,430)
10/25/17	Canadian Dollars	1,447,770	U.S. Dollars	1,163,944	RBC	(3,430)
10/25/17	U.S. Dollars	683,632	Norwegian Kroner	5,469,601	RBC	(3,507)
10/25/17	Euro	352,717	U.S. Dollars	421,015	RBC	(3,566)
10/25/17	Swedish Kronor	6,429,952	U.S. Dollars	794,577	GSC	(4,004)
10/25/17	New Zealand Dollars	537,717	U.S. Dollars	392,254	GSC	(4,062)
10/25/17	U.S. Dollars	1,214,590	Canadian Dollars	1,520,508	GSC	(4,229)
10/25/17	Norwegian Kroner	7,959,632	U.S. Dollars	1,004,668	SS	(4,709)
10/25/17	U.S. Dollars	504,828	Canadian Dollars	635,735	GSC	(4,769)
10/25/17	New Zealand Dollars	382,042	U.S. Dollars	280,606	RBC	(4,801)
10/25/17	Canadian Dollars	562,677	U.S. Dollars	455,900	RBC	(4,865)
10/25/17	Swiss Francs	1,342,416	U.S. Dollars	1,393,684	SS	(5,049)
10/25/17	Japanese Yen	32,028,749	U.S. Dollars	290,134	RBC	(5,137)
10/25/17	U.S. Dollars	741,691	Swedish Kronor	6,074,966	SS	(5,236)
10/25/17	Swiss Francs	201,163	U.S. Dollars	213,340	RBC	(5,251)
10/25/17	U.S. Dollars	809,160	Euro	688,388	SS	(5,564)
10/25/17	Norwegian Kroner	6,020,153	U.S. Dollars	762,187	SS	(5,882)
10/25/17	U.S. Dollars	702,137	Euro	598,277	SS	(5,939)
10/25/17	U.S. Dollars	1,406,333	Euro	1,193,284	SS	(5,948)
10/25/17	South African Rand	3,407,125	U.S. Dollars	257,264	SS	(6,658)
10/25/17	Swiss Francs	526,559	U.S. Dollars	551,391	GSC	(6,703)
10/25/17	U.S. Dollars	384,060	British Pounds	291,396	SS	(6,738)
10/25/17	New Zealand Dollars	851,532	U.S. Dollars	621,572	GSC	(6,829)
10/25/17	Japanese Yen	94,111,193	U.S. Dollars	844,736	SS	(7,321)
10/25/17	Canadian Dollars	6,110,514	U.S. Dollars	4,905,640	SS	(7,530)
10/25/17	Australian Dollars	1,667,148	U.S. Dollars	1,314,963	SS	(7,683)
10/25/17	U.S. Dollars	519,243	Canadian Dollars	657,909	RBC	(8,129)
10/25/17	U.S. Dollars	300,911	British Pounds	230,474	RBC	(8,183)
10/25/17	Japanese Yen	40,589,747	U.S. Dollars	369,431	SS	(8,258)
10/25/17	Norwegian Kroner	5,567,293	U.S. Dollars	707,676	SS	(8,264)
10/25/17	Australian Dollars	1,440,385	U.S. Dollars	1,137,746	SS	(8,280)
10/25/17	New Zealand Dollars	1,456,447	U.S. Dollars	1,060,027	SS	(8,581)
10/25/17	Euro	525,490	U.S. Dollars	630,619	RBC	(8,688)
10/25/17	U.S. Dollars	697,365	Euro	596,574	SS	(8,695)
10/25/17	Norwegian Kroner	2,876,768	U.S. Dollars	370,514	SS	(9,109)
10/25/17	New Zealand Dollars	2,601,342	U.S. Dollars	1,887,144	SS	(9,170)
10/25/17	Swiss Francs	896,711	U.S. Dollars	936,833	RBC	(9,248)

202	See Notes to Schedules of Investments.

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/25/17	U.S. Dollars	1,554,852	Euro	1,321,636	SS	$(9,337)
10/25/17	Canadian Dollars	525,593	U.S. Dollars	430,673	SS	(9,364)
10/25/17	Swiss Francs	337,357	U.S. Dollars	358,386	RBC	(9,414)
10/25/17	Australian Dollars	783,755	U.S. Dollars	624,294	SS	(9,719)
10/25/17	Australian Dollars	1,381,653	U.S. Dollars	1,093,288	SS	(9,877)
10/25/17	Norwegian Kroner	5,233,041	U.S. Dollars	667,378	SS	(9,958)
10/25/17	Canadian Dollars	1,530,289	U.S. Dollars	1,236,857	SS	(10,197)
10/25/17	Euro	569,244	U.S. Dollars	684,326	GSC	(10,612)
10/25/17	Swedish Kronor	3,530,353	U.S. Dollars	444,881	RBC	(10,818)
10/25/17	Japanese Yen	35,652,607	U.S. Dollars	328,074	SS	(10,832)
10/25/17	South Korean Won	552,734,662	U.S. Dollars	493,689	SS	(10,906)
10/25/17	Swiss Francs	2,849,391	U.S. Dollars	2,958,943	SS	(11,448)
10/25/17	Australian Dollars	1,474,197	U.S. Dollars	1,167,453	SS	(11,474)
10/25/17	New Zealand Dollars	2,328,584	U.S. Dollars	1,692,648	RBC	(11,585)
10/25/17	U.S. Dollars	454,774	British Pounds	347,887	SS	(11,786)
10/25/17	New Zealand Dollars	481,691	U.S. Dollars	359,635	SS	(11,891)
10/25/17	Canadian Dollars	2,096,466	U.S. Dollars	1,692,500	GSC	(12,000)
10/25/17	Australian Dollars	2,008,367	U.S. Dollars	1,586,899	GSC	(12,055)
10/25/17	Euro	902,663	U.S. Dollars	1,081,392	GSC	(13,068)
10/25/17	U.S. Dollars	353,149	British Pounds	273,514	SS	(13,668)
10/25/17	Australian Dollars	1,237,089	U.S. Dollars	983,758	RBC	(13,705)
10/25/17	U.S. Dollars	429,928	British Pounds	331,386	RBC	(14,502)
10/25/17	U.S. Dollars	1,207,244	Euro	1,032,588	SS	(14,850)
10/25/17	Australian Dollars	1,210,401	U.S. Dollars	964,254	SS	(15,128)
10/25/17	Australian Dollars	1,063,303	U.S. Dollars	849,287	SS	(15,506)
10/25/17	Japanese Yen	50,545,825	U.S. Dollars	465,848	GSC	(16,084)
10/25/17	Euro	1,837,447	U.S. Dollars	2,191,064	GSC	(16,399)
10/25/17	U.S. Dollars	1,373,021	Euro	1,174,215	RBC	(16,691)
10/25/17	New Zealand Dollars	1,752,764	U.S. Dollars	1,282,673	SS	(17,309)
10/25/17	South Korean Won	2,493,830,528	U.S. Dollars	2,196,820	SS	(18,597)
10/25/17	New Zealand Dollars	1,482,879	U.S. Dollars	1,089,462	SS	(18,935)
10/25/17	Australian Dollars	1,702,291	U.S. Dollars	1,354,573	RBC	(19,735)
10/25/17	Norwegian Kroner	6,379,385	U.S. Dollars	821,608	SS	(20,173)
10/25/17	Swedish Kronor	17,439,370	U.S. Dollars	2,164,553	SS	(20,354)
10/25/17	U.S. Dollars	526,911	British Pounds	408,368	GSC	(20,761)
10/25/17	U.S. Dollars	788,928	British Pounds	603,839	GSC	(20,896)
10/25/17	New Zealand Dollars	2,435,503	U.S. Dollars	1,779,464	SS	(21,213)
10/25/17	Norwegian Kroner	8,659,725	U.S. Dollars	1,110,142	RBC	(22,231)
10/25/17	Japanese Yen	118,122,073	U.S. Dollars	1,073,686	RBC	(22,618)
10/25/17	Norwegian Kroner	11,730,136	U.S. Dollars	1,496,668	RBC	(23,025)
10/25/17	Japanese Yen	328,078,232	U.S. Dollars	2,944,809	SS	(25,521)
10/25/17	Swedish Kronor	9,015,350	U.S. Dollars	1,134,108	RBC	(25,656)
10/25/17	Euro	1,589,242	U.S. Dollars	1,906,852	SS	(25,944)
10/25/17	Swedish Kronor	33,529,133	U.S. Dollars	4,148,711	SS	(26,249)
10/25/17	U.S. Dollars	1,220,414	British Pounds	931,017	SS	(28,196)
10/25/17	U.S. Dollars	1,236,554	British Pounds	945,472	SS	(31,442)
10/25/17	U.S. Dollars	2,508,619	Euro	2,146,743	SS	(32,105)
10/25/17	Japanese Yen	105,488,209	U.S. Dollars	971,033	GSC	(32,384)
10/25/17	U.S. Dollars	834,266	British Pounds	646,646	SS	(32,967)
10/25/17	Norwegian Kroner	16,009,919	U.S. Dollars	2,050,194	RBC	(38,887)
10/25/17	Swedish Kronor	17,010,304	U.S. Dollars	2,138,691	SS	(47,247)
10/25/17	U.S. Dollars	4,086,591	Canadian Dollars	5,161,242	SS	(50,594)
10/25/17	Japanese Yen	402,466,931	U.S. Dollars	3,634,502	SS	(53,292)
10/25/17	New Zealand Dollars	2,833,125	U.S. Dollars	2,100,417	RBC	(55,113)

See Notes to Schedules of Investments.	203

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)

Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
10/25/17	Japanese Yen	280,693,119	U.S. Dollars	2,554,124	GSC	$(56,476)
10/25/17	U.S. Dollars	1,947,643	British Pounds	1,499,098	RBC	(62,835)
10/25/17	Japanese Yen	777,220,854	U.S. Dollars	6,981,235	RBC	(65,410)
10/25/17	New Zealand Dollars	2,578,535	U.S. Dollars	1,927,726	SS	(66,217)
10/25/17	Japanese Yen	332,416,019	U.S. Dollars	3,030,753	SS	(72,867)
10/25/17	Japanese Yen	261,411,760	U.S. Dollars	2,416,211	RBC	(90,131)
10/25/17	Japanese Yen	337,198,762	U.S. Dollars	3,144,660	SS	(144,216)

Subtotal Depreciation						$(1,938,241)

Total Forward Foreign Currency Contracts outstanding at September 30, 2017						$707,324

204	See Notes to Schedules of Investments.

Swap agreements outstanding at September 30, 2017:

Reference Obligation	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Total Return Swaps
Arc Logistics Partners LP, Floating financing rate: 1-Month LIBOR + 0.0045 (Monthly)	08/13/18	CITI	USD	21,142	$5,236	$—	$5,236
Fortress Investment Group Class A, Floating financing rate: 1-Month LIBOR + 0.00125 (Monthly)	08/13/18	CITI	USD	75,690	(7,264)	—	(7,264)
VTTI Energy Partners LP, Floating financing rate: 1-Month LIBOR + 0.0045 (Monthly)	08/29/18	CITI	USD	7,943	(1,790)	—	(1,790)

Total Swap agreements outstanding at September 30, 2017					$(3,818)	$—	$(3,818)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$14,639,339	$—	$14,639,339	$—
Common Stocks	47,590,085	47,253,945	336,140	—
Corporate Bonds	64,184,165	—	64,184,165	—
Foreign Bonds:
Canada	2,023,186	—	2,023,186	—
Ireland	1,304,688	—	1,304,688	—
Foreign Common Stocks:
Jersey	1,200,594	1,200,594	—	—
Netherlands	1,623,181	1,623,181	—	—
Switzerland	73,552	73,552	—	—
United Kingdom	1,697,683	1,697,683	—	—
Loan Agreements	4,899,099	—	4,899,099	—
Money Market Funds	20,882,285	20,882,285	—	—
Mutual Funds	3,839,320	3,839,320	—	—
Purchased Options:
Call Options	22,489	22,489	—	—
Put Options	109,343	109,343	—	—
U.S. Treasury Obligations	74,465,725	—	74,465,725	—

Total Assets — Investments in Securities	$238,554,734	$76,702,392	$161,852,342	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$2,645,565	$—	$2,645,565	$—
Swap Agreements	5,236	—	5,236	—

Total Assets — Other Financial Instruments	$2,650,801	$—	$2,650,801	$—

See Notes to Schedules of Investments.	205

STRATEGIC ALTERNATIVES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(13,736,137)	$(13,736,137)	$—	$—
Foreign Common Stocks Sold Short:
China	(2,692,722)	(2,692,722)	—	—
Mutual Funds Sold Short	(8,145,608)	(8,145,608)	—	—
Written Options:
Call Options	(210,959)	(210,959)	—	—
Put Options	(72,718)	(72,718)	—	—

Total Liabilities — Investments in Securities	$(24,858,144)	$(24,858,144)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(1,938,241)	$—	$(1,938,241)	$—
Swap Agreements	(9,054)	—	(9,054)	—

Total Liabilities — Other Financial Instruments	$(1,947,295)	$—	$(1,947,295)	$—

***	Other financial instruments are derivative instruments, such as forwards contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Further details regarding the value of these investments can be found in the preceding “Forward Foreign Currency Contracts outstanding” and “Swap agreement outstanding” disclosures.

There were no transfers between Level 1, Level 2 and Level 3 during the period ended September 30, 2017.

206	See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. VALUATION OF SECURITIES

Each series of GuideStone Funds (each, a “Fund” and collectively, the “Funds”), except the Money Market Fund, values securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. The valuation committee is comprised of individuals from GuideStone Capital Management (“GSCM”) who previously have been identified to the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available, which approximates fair value. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. (Please see Note 2, “Derivative Financial Instruments” for additional information regarding the valuation of swap agreements).

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value ( “NAV”). The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S. market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Target Date and Asset Allocation Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Select Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing NAV each business day.

Derivative financial instruments such as financial futures contracts and written and purchased put and call options for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost which approximates fair value.

Derivative financial instruments such as forward foreign exchange contracts and swap agreements that are valued based on pricing models using inputs observed on actively quoted markets or observable correlated market inputs.

Securities for which there is a short or temporary lapse in the provision of a price by the regular pricing source which is an Approved Pricing Service.

Level 3	–	prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities, private placements and derivative financial instruments where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities, and derivative financial instruments that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the end of the reporting period.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. The Select Funds (with the exception of the Money Market Fund) may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures which may result in transfers into or out of an assigned level within the disclosure hierarchy. Such transfers between levels due to the periodic use of fair value procedures are not included in the disclosure of transfers between levels included with the Valuation Hierarchy of each respective Fund.

In accordance with FASB “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S.GAAP and International Financial Reporting Standards (“IFRS”),” management has not presented quantitative disclosures for the securities which are advisor priced or valued by the valuation committee as there have been no adjustments to prices received from third parties as of September 30, 2017.

A valuation hierarchy including information regarding transfers between levels and Level 3 securities, where applicable, is shown at the end of each Fund’s Schedule of Investments.

a. Fixed Income Securities

The Fixed Income Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

The Low-Duration Bond Fund and Medium-Duration Bond Fund may enter into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. At September 30, 2017, there were no mortgage-backed TBA dollar roll transactions.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

b. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

c. Loan Participations

The Fixed Income Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. Investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The holder may invest in multiple series of a loan, which may have varying terms and carry different associated risks. The holder generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, these instruments may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, the holder has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

The Fixed Income Funds, Small Cap Equity Fund, and the Strategic Alternatives Fund may invest in floating rate loans, some of which may be unfunded corporate loan commitments (“commitments”). Commitments may obligate the holder to furnish temporary financing to a borrower until permanent financing can be arranged. The holder may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the holder may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense on the Statements of Operations.

d. REITs

The Global Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

e. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

f. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be collateralized by cash equivalents maintained in a segregated account with the broker. Cash deposited with the broker is recorded as an asset on the Statement of Assets and Liabilities. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Target Date Funds, Asset Allocation Funds, Fixed Income Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Low-Duration Bond Fund was involved in dollar roll transactions with U.S. Treasury Securities throughout the year. The Low-Duration Bond Fund and Medium-Duration Bond Fund did not have any dollar roll transactions at September 30, 2017. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 7% of the Fund’s assets.

At September 30, 2017, the value of securities sold short in the Strategic Alternatives Fund and International Equity Fund amounted to $24,574,467 and $71,537,385, respectively.

g. Security Transactions

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

h. Synthetic Convertible Instruments

The Defensive Market Strategies Fund invests in synthetic convertible instruments. Synthetic convertible instruments are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. The risks of investing in synthetic convertible instruments include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with synthetic convertible instruments and the appreciation potential may be limited. Synthetic convertible instruments may be more volatile and less liquid than other investments held by the Fund.

2. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase their return by hedging their portfolios against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Fixed Income Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Equity Funds may enter into equity swap contracts and the Fixed Income Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Fixed Income Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available; and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Funds’ derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended September 30, 2017, all of the Funds maintained the required level of net assets and/or the NAVs of the Funds did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap (“CDS”) agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on CDS agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Upfront payments made or received in connection with CDS agreements are amortized over the expected life of the CDS agreements as unrealized gains or losses on swap agreements. The change in value of the CDS agreements is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a CDS increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use CDS on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike CDS on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use CDS on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. At September 30, 2017, there were no investments in CDS agreements on asset-backed securities.

CDS agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use CDS on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by a Fund for the same referenced entity or entities.

CDS involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, CDS are subject to liquidity risk and counterparty credit risk. The Funds enter into CDS with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Centrally Cleared Swap Agreements — Centrally cleared swaps are either interest rate or CDS agreements brokered by the Chicago Mercantile Exchange or the Intercontinental Exchange (the “Exchanges”) where the Exchanges are the counterparty to both the buyer and seller of protection. Centrally cleared swaps involve a lesser degree of risk because the Exchanges, as counterparties, monitor risk factors for the involved parties. Centrally cleared swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of centrally cleared interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Centrally cleared swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows. At September 30, 2017, there were no cross-currency swap agreements.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return a Fund receives either fixed or determined by floating price rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance Swap Agreements — Variance swap agreements involve two parties exchanging cash payments based on the difference between the stated level of variance (“Variance Strike Price”) and the actual variance realized on an underlying asset or index. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. A Fund may enter into variance swaps in an attempt to hedge market risk or adjust exposure to the markets. At September 30, 2017, there were no variance swap agreements.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Schedules of Investments.

As of September 30, 2017, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $38,564,000 and $9,190,000, respectively, and the sellers (“providing protection”) on a total notional amount of $0 and $17,250,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event was to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Medium-Duration Bond Fund
Fair value of written credit derivatives	$13,384	$—	$634,021	$—	$647,405
Maximum potential amount of future payments	1,400,000	—	15,850,000	—	17,250,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (Including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

At September 30, 2017, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of a triggering event.

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Medium-Duration Bond Fund
0 - 100	$900,000	$—	$4,550,000	$—	$5,100,000	$10,550,000
101 - 250	—	—	—	—	—	—
251 - 500	—	—	6,700,000	—	—	6,700,000
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$900,000	$—	$11,250,000	$—	$5,100,000	$17,250,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 09/30/17	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$42,989	$—	$—	$—	$42,989

MyDestination 2025
Futures	$119,023	$—	$—	$—	$119,023

MyDestination 2035
Futures	$125,119	$—	$—	$—	$125,119

MyDestination 2045
Futures	$128,758	$—	$—	$—	$128,758

	Asset Derivative Value
Fund	Total Value at 09/30/17	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2055
Futures	$22,955	$—	$—	$—	$22,955

Conservative Allocation
Futures	$37,793	$—	$—	$—	$37,793

Balanced Allocation
Futures	$243,455	$—	$—	$—	$243,455

Growth Allocation
Futures	$320,057	$—	$—	$—	$320,057

Aggressive Allocation
Futures	$255,310	$—	$—	$—	$255,310

Low-Duration Bond
Forwards	$297,939	$—	$297,939	$—	$—
Futures	1,510,624	1,510,624	—	—	—
Swaps	239,430	239,430	—	—	—

Totals	$2,047,993	$1,750,054	$297,939	$—	$—

Medium-Duration Bond
Forwards	$1,221,024	$—	$1,221,024	$—	$—
Futures	1,690,362	1,690,362	—	—	—
Purchased Options	1,539,461	1,538,814	647	—	—
Swaps	2,226,289	1,864,950	—	361,339	—

Totals	$6,677,136	$5,094,126	$1,221,671	$361,339	$—

Global Bond Fund
Forwards	$302,326	$—	$302,326	$—	$—
Futures	268,208	268,208	—	—	—

Totals	$570,534	$268,208	$302,326	$—	$—

Defensive Market Strategies
Forwards	$5,920	$—	$5,920	$—	$—

Equity Index
Futures	$456,428	$—	$—	$—	$456,428

Value Equity
Futures	$910,285	$—	$—	$—	$910,285

Growth Equity
Futures	$403,450	$—	$—	$—	$403,450

Small Cap Equity
Futures	$1,400,794	$—	$—	$—	$1,400,794

International Equity Index
Futures	$43,353	$—	$—	$—	$43,353

	Asset Derivative Value
Fund	Total Value at 09/30/17	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
International Equity
Forwards	$1,744,630	$—	$1,744,630	$—	$—
Futures	3,832,187	—	—	—	3,832,187
Swaps	303,214	—	—	—	303,214

Totals	$5,880,031	$—	$1,744,630	$—	$4,135,401

Emerging Markets Equity
Forwards	$776,095	$—	$776,095	$—	$—
Futures	299,100	—	—	—	299,100
Swaps	67,599	—	—	—	67,599

Totals	$1,142,794	$—	$776,095	$—	$366,699

Inflation Protected Bond
Forwards	$170,011	$—	$170,011	$—	$—
Futures	498,158	498,158	—	—	—
Purchased Options	8,251	7,594	657	—	—
Swaps	47,330	47,330	—	—	—

Totals	$723,750	$553,082	$170,668	$—	$—

Global Real Estate Securities
Futures	$157,056	$—	$—	$—	$157,056

Strategic Alternatives
Forwards	$2,645,565	$—	$2,645,565	$—	$—
Purchased Options	131,832	—	—	—	131,832
Swaps	5,236	—	—	—	5,236

Totals	$2,782,633	$—	$2,645,565	$—	$137,068

	Liability Derivative Value
Fund	Total Value at 09/30/17	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2015
Futures	$31,185	$28,496	$—	$—	$2,689

MyDestination 2025
Futures	$69,963	$64,725	$—	$—	$5,238

MyDestination 2035
Futures	$22,079	$16,391	$—	$—	$5,688

MyDestination 2045
Futures	$12,863	$8,826	$—	$—	$4,037

Conservative Allocation
Futures	$17,508	$17,508	$—	$—	$—

Balanced Allocation
Futures	$121,941	$115,104	$—	$—	$6,837

Growth Allocation
Futures	$80,564	$59,120	$—	$—	$21,444

	Liability Derivative Value
Fund	Total Value at 09/30/17	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Aggressive Allocation
Futures	$9,848	$—	$—	$—	$9,848

Low-Duration Bond
Forwards	$1,794,511	$—	$1,794,511	$—	$—
Futures	1,011,746	1,011,746	—	—	—
Written Options	85,061	85,061	—	—	—
Swaps	619,276	435,681	—	183,595	—

Totals	$3,510,594	$1,532,488	$1,794,511	$183,595	$—

Medium-Duration Bond
Forwards	$1,120,642	$—	$1,120,642	$—	$—
Futures	3,456,258	3,456,258	—	—	—
Swaps	1,258,617	1,101,098	—	157,519	—
Written Options	1,968,802	1,968,792	10	—	—

Totals	$7,804,319	$6,526,148	$1,120,652	$157,519	$—

Global Bond Fund
Forwards	$317,717	$—	$317,717	$—	$—
Futures	243,098	243,098	—	—	—

Totals	$560,815	$243,098	$317,717	$—	$—

Defensive Market Strategies
Forwards	$52,208	$—	$52,208	$—	$—
Written Options	385,148	—	—	—	385,148

Totals	$437,356	$—	$52,208	$—	$385,148

International Equity
Forwards	$4,859,896	$—	$4,859,896	$—	$—
Futures	538,378	—	—	—	538,378
Swaps	278,138	—	—	—	278,138

Totals	$5,676,412	$—	$4,859,896	$—	$816,516

Emerging Markets Equity
Forwards	$1,214,137	$—	$1,214,137	$—	$—
Futures	413,840	—	—	—	413,840
Swaps	19,934	—	—	—	19,934

Totals	$1,647,911	$—	$1,214,137	$—	$433,774

Inflation Protected Bond
Forwards	$9,809	$—	$9,809	$—	$—
Futures	161,033	161,033	—	—	—
Written Options	129,497	108,844	20,653	—	—
Swaps	169,573	169,573	—	—	—

Totals	$469,912	$439,450	$30,462	$—	$—

	Liability Derivative Value
Fund	Total Value at 09/30/17	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Strategic Alternatives
Forwards	$1,938,241	$—	$1,938,241	$—	$—
Written Options	283,677	—	—	—	283,677
Swaps	9,054	—	—	—	9,054

Totals	$2,230,972	$—	$1,938,241	$—	$292,731

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended September 30, 2017. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Long Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Purchased Option Contracts	Swap Contracts
MyDestination 2015	—	12,654,770	—	—
MyDestination 2025	—	20,689,768	—	—
MyDestination 2035	—	11,335,503	—	—
MyDestination 2045	—	8,815,927	—	—
MyDestination 2055	—	1,619,618	—	—
Conservative Allocation	—	16,336,957	—	—
Balanced Allocation	—	42,647,116	—	—
Growth Allocation	—	26,510,706	—	—
Aggressive Allocation	—	18,541,971	—	—
Low-Duration Bond	70,459,514	411,364,667	—	45,349,967
Medium-Duration Bond	120,255,467	514,058,028	1,765,481	149,183,297
Global Bond	13,944,210	43,892,673	125,935	—
Defensive Market Strategies	8,417,712	3,438,158	—	—
Equity Index	—	27,882,308	—	—
Value Equity	—	44,222,895	—	—
Growth Equity	—	59,866,585	—	—
Small Cap Equity	—	24,315,831	—	—
International Equity Index	—	7,245,735	—	—
International Equity	139,948,541	170,885,488	—	13,560,293
Emerging Markets Equity	60,339,477	48,326,335	—	1,523,942
Inflation Protected Bond	23,121,650	31,920,611	279,909	9,288,578
Global Real Estate Securities	—	5,529,065	—	—
Strategic Alternatives	84,130,654	—	125,700	10,571

	Short Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Written Option Contracts	Swap Contracts
Low-Duration Bond	14,786,432	186,981,606	82,962	93,818,524
Medium-Duration Bond	54,156,094	479,418,108	1,882,890	250,458,964
Global Bond	37,584,519	30,333,176	39,168	—
Defensive Market Strategies	3,506,134	—	794,709	—

	Short Derivative Volume
	Forward Foreign Currency Contracts	Financial Futures Contracts	Written Option Contracts	Swap Contracts
International Equity	210,168,787	75,109,777	—	20,480,518
Emerging Markets Equity	71,193,169	9,169,703	—	75,654,053
Inflation Protected Bond	6,466,354	111,176,782	140,477	11,274,294
Strategic Alternatives	80,621,551	—	204,955	41,817

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, which invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. This investment is presented on the Funds’ Schedules of Investments. The Funds do not have control of non-cash securities lending collateral: as such, this amount is not presented on the Funds’ Schedules of Investments. At September 30, 2017, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Non-cash Collateral	Value of Cash Collateral	Total Value of Collateral
Low-Duration Bond	$93,690,956	$79,531,337	$16,127,503	$95,658,840
Medium-Duration Bond	61,676,432	46,387,411	16,625,654	63,013,065
Extended-Duration Bond	46,174,317	46,159,411	898,737	47,058,148
Global Bond	53,463,197	32,634,684	22,067,290	54,701,974
Defensive Market Strategies	55,424,336	20,252,168	36,429,054	56,681,222
Equity Index	47,493,834	44,381,586	3,952,993	48,334,579
Value Equity	61,443,562	44,219,657	18,302,815	62,522,472
Growth Equity	187,400,240	172,790,594	16,886,163	189,676,757
Small Cap Equity	139,483,575	108,983,940	33,880,042	142,863,982
International Equity Index	6,146,080	3,810,508	1,699,021	5,509,529
International Equity	73,227,163	57,092,267	16,442,642	73,534,909
Emerging Markets Equity	26,576,767	19,929,070	6,409,479	26,338,549
Global Real Estate Securities	17,844,632	17,936,223	702,559	18,638,782

Securities lending transactions are entered into by the Funds under a Securities Lending Authorization Agreement which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

4. FEDERAL INCOME TAXES

At September 30, 2017, the aggregate cost of investments for federal income tax purposes (including securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2015	$590,411,746	$24,170,897	$26,219,451	$(2,048,554)
MyDestination 2025	987,942,553	54,396,686	56,808,142	(2,411,456)
MyDestination 2035	575,892,724	34,688,199	35,679,532	(991,333)
MyDestination 2045	422,599,940	31,251,937	31,792,611	(540,674)
MyDestination 2055	92,473,320	8,925,768	8,965,448	(39,680)
Conservative Allocation	499,371,451	7,386,692	10,573,436	(3,186,744)
Balanced Allocation	1,558,423,192	15,009,756	42,257,227	(27,247,471)
Growth Allocation	1,193,011,857	22,948,068	36,808,947	(13,860,879)
Aggressive Allocation	978,906,819	33,195,981	39,109,072	(5,913,091)
Money Market	1,266,039,928	—	—	—
Low-Duration Bond	1,069,954,671	2,404,097	9,134,254	(6,730,157)
Medium-Duration Bond	1,419,626,507	8,240,887	24,330,766	(16,089,879)
Extended-Duration Bond	235,687,247	10,528,942	17,040,226	(6,511,284)
Global Bond	494,587,679	14,232,856	30,189,881	(15,957,025)
Defensive Market Strategies	881,297,835	98,773,835	105,915,430	(7,141,595)
Equity Index	621,128,977	291,701,628	303,866,059	(12,164,431)
Value Equity	1,214,067,354	242,939,581	275,895,493	(32,955,912)
Growth Equity	1,323,173,031	328,996,460	362,689,030	(33,692,570)
Small Cap Equity	517,137,000	88,460,638	109,560,436	(21,099,798)
International Equity Index	160,757,894	11,046,085	18,739,096	(7,693,011)
International Equity	1,379,786,694	174,089,156	254,016,962	(79,927,806)
Emerging Markets Equity	404,196,053	51,027,393	77,515,600	(26,488,207)
Inflation Protected Bond	265,574,624	2,199,098	3,607,572	(1,408,474)
Global Real Estate Securities	238,491,073	(5,145,439)	8,977,185	(14,122,624)
Strategic Alternatives	212,230,218	1,886,201	5,594,607	(3,708,406)

The differences between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of losses on straddles, gains on constructive sales and investments in PFIC’s, partnerships and other securities with book and tax cost differences.

5. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Each Fund may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of each Fund’s investments.

6. RECENT SEC RULE AMENDMENTS

On October 13, 2016, the SEC adopted amendments to Regulation S-X which will modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end funds, including mutual funds. The amended rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. The amended rules also will promote effective liquidity risk management across the open-end fund industry and will enhance disclosure regarding fund liquidity and redemption practices. These amendments are generally not effective until sometime in 2018. Management is currently evaluating the implications of the amendments. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

7. REGULATORY EXAMINATIONS

Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the Trust and its affiliates with securities and other laws and regulations affecting the Funds. There are currently no such matters which the Trust and its affiliates believe will be material to these financial statements.

8. LIQUIDATION

On September 22, 2017, the Global Natural Resources Fund was liquidated in accordance with the Plan of Liquidation and Termination approved by the Board of Trustees on July 17, 2017.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date November 28, 2017

By (Signature and Title)*	/s/ Patrick Pattison
Patrick Pattison, Vice President and Treasurer
(principal financial officer)

Date November 28, 2017

*	Print the name and title of each signing officer under his or her signature.